UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: June 30, 2011 for all funds in this filing except Wells Fargo Managed Account CoreBuilder Shares – Series G, and Wells Fargo Managed Account CoreBuilder Shares – Series M, which had fiscal year end of December 31, 2010.

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 95.91%

California : 90.49%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12/01/2016	$305,000	$330,647
Adelanto CA School District CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	5.12	09/01/2018	1,220,000	859,197
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	5.04	10/01/2019	3,000,000	2,012,400
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, NATL-RE Insured)	5.13	10/01/2014	1,000,000	1,003,400
Alameda Contra Costa CA Transit District FHR Computer System Project (Lease Revenue)	4.00	08/01/2012	310,000	314,724
Alameda County CA COP (Lease Revenue, AMBAC Insured)	5.63	12/01/2015	550,000	638,473
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2014	2,000,000	2,030,260
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2015	1,435,000	1,456,712
Alisal CA USD 2006 Election Series A (Tax Revenue, Assured Guaranty Insured)	5.50	08/01/2013	700,000	758,807
Alvord CA USD 2007 Election Series B (Tax Revenue, AGM Insured) ±§	1.03	08/01/2020	1,605,000	1,464,691
Alvord CA USD 2007 Election Series B (Tax Revenue, AGM Insured) ±§	1.48	08/01/2018	475,000	428,958
Alvord CA USD 2007 Election Series B (Tax Revenue, AGM Insured) ±§	1.98	08/01/2017	155,000	138,035
Alvord CA USD 2007 Election Series B (Tax Revenue, AGM Insured) (z)	2.75	08/01/2016	305,000	266,967
Anaheim CA PFA Convention Center Project Series A (Lease Revenue, AMBAC Insured)	5.25	08/01/2013	1,600,000	1,639,088
Anaheim CA PFA Public Improvements Project Series C (Lease Revenue, AGM Insured)	6.00	09/01/2014	500,000	563,675
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	01/01/2017	645,000	646,077
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) ±§	5.25	09/01/2017	1,800,000	1,772,100
Bakersfield CA COP Convention Center Series A (Lease Revenue, AMBAC Insured)	5.00	04/01/2017	210,000	230,910
Baldwin Park CA USD BAN (Tax Revenue) (z)	2.51	08/01/2014	500,000	465,525
Baldwin Park CA USD CAB Election of 2006 (Tax Revenue, AGM Insured) (z)	0.50	08/01/2012	50,000	49,787
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	08/01/2017	100,000	103,903
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE FGIC Insured)	5.00	08/01/2017	300,000	318,435
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, AMBAC Insured)	5.00	08/01/2017	520,000	521,170
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE FGIC Insured)	5.00	08/01/2017	2,815,000	2,867,331
Brea CA PFA Tax Allocation Series A (Housing Revenue)	5.00	09/01/2012	750,000	762,660
Cabrillo CA USD CAB Series A (Tax Revenue, AMBAC Insured) (z)	3.25	08/01/2015	1,500,000	1,324,605
California Community College Financing Authority Coast Community College Series A (Education Revenue)	2.00	06/01/2012	100,000	100,674
California Community College Financing Authority TRAN Series B (Tax Revenue, GO of Participants)	2.00	06/29/2012	1,875,000	1,894,369
California Education Notes Program Series B (Miscellaneous Revenue, GO of District Insured)	2.00	04/30/2012	1,815,000	1,832,878
California Educational Facilities Authority Loyola Marymount University Series A (Education Revenue, NATL-RE Insured)	4.30	10/01/2011	200,000	200,020
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.50	02/01/2012	500,000	502,410

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.60%	08/01/2012	$400,000	$404,240
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	08/01/2022	1,370,000	1,273,031
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	595,000	600,968
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	2,080,000	2,074,842
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	1,150,000	1,148,218
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	08/01/2013	1,775,000	1,763,516
California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.38	08/01/2012	500,000	507,625
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	720,000	733,082
California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55	08/01/2021	2,155,000	2,045,203
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	08/01/2015	1,300,000	1,335,789
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.00	08/01/2013	500,000	496,415
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.05	02/01/2014	940,000	930,553
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC Insured)	5.00	02/01/2014	1,380,000	1,400,686
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	415,000	387,784
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Private Mortgages Insured) (z)	9.79	08/01/2015	5,000	3,477
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	08/01/2020	1,980,000	2,063,180
California HFFA Casa Colina Project (Health Revenue)	5.50	04/01/2013	850,000	861,824
California HFFA Catholic Healthcare West Series C (Health Revenue) ±§	5.00	07/01/2037	150,000	155,048
California HFFA Catholic Healthcare West Series F (Health Revenue) ±§	5.00	07/01/2027	1,000,000	1,086,950
California HFFA Catholic Healthcare West Series I (Health Revenue) ±§	4.95	07/01/2026	1,790,000	1,953,857
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	07/01/2022	415,000	443,789
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	01/01/2022	3,000,000	3,054,270
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.10	02/01/2015	1,750,000	1,740,813
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	08/01/2015	475,000	484,557
California Infrastructure & Economic Development Bank Energy Efficiency Master Trust Series A (Miscellaneous Revenue)	5.00	03/01/2012	300,000	305,535
California Infrastructure & Economic Development Bank J. Paul Getty Series A (Miscellaneous Revenue) ±§	4.00	10/01/2023	445,000	447,870
California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR) ±§	2.25	11/01/2026	100,000	100,982
California Infrastructure & Economic Development Bank YMCA Metropolitan LA Porject (Miscellaneous Revenue, AMBAC Insured)	4.40	02/01/2016	1,060,000	1,077,331
California Municipal Finance Authority COP Community Hospitals Central California (Health Revenue)	5.00	02/01/2012	1,585,000	1,599,043
California PCFA (Resource Recovery Revenue) ±§	5.25	06/01/2023	3,245,000	3,507,910
California PCFA Solid Waste Disposal Waste Management Project Series A (Solid Waste Revenue) ±§	5.13	07/01/2031	1,000,000	1,087,610
California Special Districts Finance Program COP Series 00 (Miscellaneous Revenue, NATL-RE Insured)	5.00	12/01/2015	350,000	350,490
California State (Tax Revenue)	4.00	11/01/2011	100,000	100,308
California State (Tax Revenue)	4.00	12/01/2011	100,000	100,483
California State (Miscellaneous Revenue, NATL-RE Insured)	4.38	02/01/2013	200,000	202,408
California State (Miscellaneous Revenue)	5.00	02/01/2012	50,000	50,764
California State (Tax Revenue)	5.00	05/01/2012	100,000	102,640
California State (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2012	280,000	281,050
California State (Miscellaneous Revenue, AMBAC Insured)	5.00	10/01/2016	1,000,000	1,044,540

2

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California State (Tax Revenue)	5.00%	02/01/2020	$150,000	$152,426
California State (Miscellaneous Revenue, AMBAC Insured)	5.50	03/01/2015	750,000	753,075
California State (Miscellaneous Revenue, NATL-RE-IBC Insured)	6.25	09/01/2012	275,000	285,315
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25	03/01/2016	200,000	200,762
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00	12/01/2013	1,995,000	2,051,478
California State Economic Recovery Series A (Tax Revenue)	5.00	07/01/2016	865,000	868,114
California State FSA (Miscellaneous Revenue, AGM-CR Insured)	5.50	03/01/2012	155,000	155,654
California State Public Works Board California Community Colleges Series A (Lease Revenue, NATL-RE FGIC Insured)	4.00	11/01/2011	130,000	130,355
California State Public Works Board California Community Colleges Series A (Lease Revenue)	4.63	12/01/2013	100,000	100,518
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2012	1,020,000	1,023,437
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.50	04/01/2013	100,000	100,341
California State Public Works Board California Community Colleges Series B (Lease Revenue, NATL-RE Insured)	5.10	09/01/2013	1,930,000	1,935,809
California State Public Works Board California Community Colleges Series D (Lease Revenue, NATL-RE-IBC Insured)	5.38	03/01/2012	750,000	752,700
California State Public Works Board California Community Services (Lease Revenue, NATL-RE-IBC Insured)	5.25	10/01/2011	250,000	250,030
California State Public Works Board California State University Trustees Series B (Lease Revenue)	5.00	09/01/2013	365,000	366,069
California State Public Works Board Department of Corrections (Lease Revenue, AGM Insured)	5.25	06/01/2015	935,000	1,009,389
California State Public Works Board Department of Corrections Series A (Lease Revenue, AMBAC Insured)	4.75	09/01/2012	200,000	200,602
California State Public Works Board Department of Corrections Series E (Lease Revenue, XLCA Insured)	5.00	06/01/2015	640,000	691,040
California State Public Works Board Department of Corrections Series E (Lease Revenue, NATL-RE Insured)	5.50	06/01/2015	700,000	732,942
California State Public Works Board Department of Corrections State Prisons Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2013	2,000,000	2,080,640
California State Public Works Board Department of General Services Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2017	2,000,000	2,071,460
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.20	11/01/2012	500,000	501,730
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.50	11/01/2015	500,000	501,740
California State Public Works Board Series A (Lease Revenue)	6.50	09/01/2017	2,210,000	2,477,233
California State Public Works Board Trustees California State University Series A (Lease Revenue)	5.25	10/01/2013	250,000	250,780
California State Public Works Board Various Project Series G-1 (Lease Revenue)	4.00	10/01/2011	100,000	100,009
California State University Hayward Foundation Project (Education Revenue, NATL-RE GO of Corporation Insured)	5.25	08/01/2025	500,000	500,250
California State Veterans Bonds Series CA (Tax Revenue)	4.45	12/01/2017	1,000,000	1,082,040
California Statewide CDA (Miscellaneous Revenue)	5.88	07/01/2022	2,750,000	2,758,828
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10/01/2015	2,270,000	2,288,886
California Statewide CDA Childrens Hospital of Los Angeles Project (Lease Revenue, NATL-RE Insured)	6.00	06/01/2012	500,000	514,100
California Statewide CDA COP (Hospital Revenue, ACA Radian Insured)	4.00	06/01/2015	325,000	344,835
California Statewide CDA COP Health Facilities Series A (Lease Revenue, NATL-RE-IBC Insured)	5.50	09/01/2014	730,000	793,335
California Statewide CDA COP SAVRS (Continuing Care Retirement Community, ACA Radian Insured) ±§(a)(n)(m)	0.70	05/15/2029	200,000	191,034
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,000,000	1,042,940

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC Insured)	4.00%	10/01/2014	$1,155,000	$1,177,996
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	240,000	240,842
California Statewide CDA John Muir Mt. Diablo Health Systems (Health Revenue, NATL-RE Insured)	5.50	08/15/2012	220,000	226,831
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±§	3.90	08/01/2031	750,000	803,603
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	06/01/2016	415,000	429,799
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	4.00	06/15/2013	1,500,000	1,578,450
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	4,000,000	4,276,840
California Statewide CDA Quail Ridge Apartments Series E1 (Housing Revenue)	4.25	07/01/2012	155,000	153,737
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2014	800,000	863,960
California Statewide CDA St. Joseph Hospital (Health Revenue, FSA Insured)	4.50	07/01/2018	1,200,000	1,270,020
Centinela Valley CA Union High School District CAB Series A (Tax Revenue, AGM Insured)	2.00	08/01/2012	665,000	672,940
Centinela Valley CA Union High School District CAB Series A (Tax Revenue, AGM Insured) (z)	2.70	08/01/2015	375,000	338,055
Chula Vista CA COP (Lease Revenue, NATL-RE Insured)	4.50	08/01/2016	430,000	440,535
Clovis CA Public Financing Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	08/01/2015	375,000	420,821
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured)	5.85	09/15/2013	500,000	525,240
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2012	830,000	830,100
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2013	855,000	849,725
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	08/01/2014	1,130,000	1,127,842
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	195,000	199,216
Contra Costa County CA PFA Series B (Lease Revenue, NATL-RE Insured)	4.00	06/01/2013	450,000	457,187
Corona CA PFA City Hall Project Series B (Lease Revenue, NATL-RE Insured)	5.38	09/01/2018	1,205,000	1,223,485
Cudahy CA Community Development Commission Redevelopment Porjects Series B (Tax Revenue)	5.50	10/01/2015	690,000	738,728
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2016	625,000	685,025
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2017	385,000	420,366
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10/01/2018	410,000	456,260
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11/01/2014	1,275,000	1,307,117
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue) (z)	5.75	11/01/2019	2,575,000	1,627,529
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	2.00	12/01/2012	920,000	917,875
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	4.00	12/01/2016	1,040,000	1,085,417
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2019	1,500,000	1,503,915
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	03/01/2017	500,000	529,900
Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25	09/01/2015	1,265,000	1,290,831
Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25	09/01/2017	1,400,000	1,414,434
Firebaugh-Las Deltas CA USD CAB Election of 1997 (Tax Revenue, FGIC Insured) (z)	4.62	08/01/2022	100,000	60,876

4

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Folsom Cordova CA USD School Facilities Improvement District # 1 Series A (Tax Revenue, NATL-RE Insured)	5.50%	10/01/2015	$370,000	$374,910
Fontana CA PFA (Lease Revenue, AMBAC Insured)	5.00	09/01/2012	400,000	411,116
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	50,000	50,412
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE FGIC Insured)	4.50	09/01/2015	825,000	858,850
Fontana CA USD BAN (Tax Revenue) (z)	1.49	12/01/2012	500,000	491,300
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, NATL-RE Insured) (z)	5.80	01/15/2017	580,000	428,469
Fowler CA USD School Facilities Improvement District # 1 (Tax Revenue, NATL-RE Insured)	5.20	07/01/2020	1,730,000	1,914,107
Fresno CA Joint Powers Financing Authority (Lease Revenue, AGM Insured)	5.00	06/01/2017	650,000	652,340
Fresno CA USD Series A (Tax Revenue, NATL-RE Insured)	6.55	08/01/2020	200,000	218,826
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25	10/01/2016	600,000	618,810
Golden State Tobacco Securitization Corporation CA Series 2003 A-1 (Tobacco Revenue)	6.25	06/01/2033	2,820,000	3,044,810
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	2.61	02/01/2013	360,000	347,573
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	3.13	02/01/2014	455,000	422,923
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	3.13	02/01/2014	235,000	218,433
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	2.70	08/01/2015	100,000	90,148
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	2.99	08/01/2016	155,000	134,160
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	3.25	08/01/2017	165,000	136,490
Hemet CA USD COP (Lease Revenue) ±§	1.66	09/01/2036	4,945,000	4,943,615
Hesperia CA USD COP Interim School Facility Funding Program (GO - Local, AGM Insured) ±§	3.75	02/01/2038	2,000,000	2,000,000
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2012	265,000	269,797
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2013	280,000	290,287
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2014	295,000	309,747
Industry CA Airport Revenue Refunding Senior Series B (Tax Revenue, NATL-RE Insured)	4.00	05/01/2018	1,000,000	998,880
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured) (z)	4.02	05/01/2012	395,000	385,864
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured) (z)	4.53	05/01/2013	150,000	139,691
Inglewood CA USD Election 1998 Series D (Tax Revenue, AGM Insured)	4.00	10/01/2012	100,000	103,123
Inland Valley CA Development Agency Series C (Tax Revenue) ±§	4.50	03/01/2041	3,000,000	3,155,670
Inland Valley CA Deveopment Agency Series B (Tax Revenue) ±§	4.25	03/01/2041	2,500,000	2,603,275
Irvine Ranch CA Water District Various Refunding Series A-1 (Utilities Revenue, GO of District Insured) ±§	0.20	10/01/2037	1,000,000	999,920
Kern CA Community College District COP (Lease Revenue)	4.00	04/01/2014	2,500,000	2,593,525
Keyes CA USD CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	2.84	08/01/2013	145,000	137,634
Keyes CA USD CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	3.31	08/01/2015	150,000	132,161
Keyes CA USD CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	3.58	08/01/2016	155,000	130,397
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00	09/01/2016	1,830,000	1,856,096
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	08/01/2014	750,000	757,920
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	08/01/2015	585,000	592,740
Liberty CA USD CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	4.43	08/01/2017	300,000	232,086

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Lindsay CA USD COP (Lease Revenue, Assured Guaranty Insured)	5.00%	10/01/2014	$340,000	$367,567
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50	11/01/2012	1,535,000	1,539,682
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50	11/01/2015	1,045,000	1,047,424
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25	11/01/2013	1,080,000	1,109,722
Long Beach CA Harbor AMT Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	05/15/2016	500,000	554,800
Long Beach CA Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25	11/01/2015	250,000	255,260
Long Beach CA Senior Series B (Port, Airport, & Marina Authority Revenue)	4.00	06/01/2014	995,000	1,035,745
Los Alamitos CA USD TRAN (Tax Revenue) (z)	2.21	09/01/2016	1,000,000	896,560
Los Angeles CA Building Authority Series A (Lease Revenue)	5.20	10/01/2012	475,000	476,596
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2014	255,000	267,495
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2015	375,000	399,244
Los Angeles CA COP CAB Disney Package Projects (Lease Revenue) (z)	3.65	03/01/2017	575,000	472,167
Los Angeles CA COP Hollywood Presbyterian Medical Center (Lease Revenue, Industrial Indemnity Company Insured)	9.63	07/01/2013	160,000	176,704
Los Angeles CA TRAN (Tax Revenue)	2.50	03/30/2012	1,000,000	1,011,460
Los Angeles CA TRAN (Tax Revenue)	2.50	04/30/2012	1,000,000	1,013,230
Los Angeles CA USD COP Multiple Properties Series A (Lease Revenue)	5.00	12/01/2015	1,750,000	1,934,433
Los Angeles CA USD Election of 2004 Series F (Tax Revenue, FGIC Insured)	5.00	07/01/2020	2,500,000	2,820,675
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2014	200,000	214,742
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2015	1,835,000	1,993,617
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2016	3,285,000	3,585,676
Los Angeles County CA Community Facilities District # 5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	09/01/2019	1,000,000	1,014,530
Los Angeles County CA COP CAB Disney Package Projects (Lease Revenue) (z)	1.99	03/01/2014	100,000	95,276
Los Angeles County CA Metropolitan Transportation Authority Series D (Tax Revenue)	5.00	07/01/2012	200,000	207,062
Los Angeles County CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	09/01/2014	690,000	748,409
Los Angeles County CA Schools Financing Program COP Series A1 (Miscellaneous Revenue)	2.00	06/29/2012	915,000	926,236
Los Angeles County CA Schools Financing Program COP Series A2 (Miscellaneous Revenue)	2.00	03/30/2012	1,000,000	1,007,490
Los Angeles County CA Schools Financing Program COP Series A3 (Miscellaneous Revenue)	2.00	03/30/2012	1,000,000	1,006,030
Los Angeles County CA TRAN Series A (Tax Revenue)	2.50	02/29/2012	1,000,000	1,009,330
Los Angeles County CA TRAN Series B (Tax Revenue)	2.50	03/30/2012	1,000,000	1,011,360
Mendocino County CA TRAN (Miscellaneous Revenue)	2.00	06/29/2012	2,000,000	2,023,360
Merced CA Union High School CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	4.48	08/01/2019	2,190,000	1,545,614
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue) ±§	0.31	07/01/2036	2,000,000	2,000,320
Modesto CA Irrigation District COP Capital Improvements Series A (Lease Revenue, AGM Insured)	5.25	07/01/2016	1,000,000	1,012,650
Mojave CA USD COP (Lease Revenue, AGM Insured) (z)	1.19	09/01/2012	500,000	494,480
Mojave CA USD COP (Lease Revenue, AGM Insured)	3.00	08/01/2012	300,000	306,312
Monrovia CA Redevelopment Agency Century Redevelopment Project Area # 1 (Tax Revenue)	4.40	06/01/2012	1,000,000	996,560

6

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Moreno Valley CA PFA (Lease Revenue, AMBAC Insured)	5.00%	11/01/2013	$580,000	$617,306
Moreno Valley CA USD Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	08/15/2014	1,000,000	1,014,980
Mount Diablo CA USD (Tax Revenue)	2.00	02/01/2012	620,000	623,590
Mount Pleasant CA Elementary School District CAB 1998 Election Series S (Tax Revenue, AMBAC Insured) (z)	2.83	09/01/2014	1,070,000	984,956
Napa-Vallejo CA Solid Waste Transfer Facility (Resource Recovery Revenue)	5.30	02/15/2012	990,000	992,406
New Haven CA USD Refunding (Tax Revenue, AGM Insured)	12.00	08/01/2013	905,000	1,086,977
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	03/01/2014	100,000	101,725
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00	05/01/2013	1,845,000	1,952,102
Norwalk CA Community Facilities Authority Refunding Parking & Improvement Project Series A (Lease Revenue, AMBAC Insured)	3.90	04/01/2012	180,000	180,819
Oakland CA COP Oakland Museum Series A (Lease Revenue, AMBAC Insured)	5.00	04/01/2012	225,000	227,444
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00	09/01/2018	2,000,000	2,069,480
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50	10/01/2011	1,125,000	1,125,079
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50	10/01/2013	1,805,000	1,885,990
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50	10/01/2014	580,000	612,451
Oakland CA Joint Powers Financing Authority Series A1 (Lease Revenue, Assured Guaranty Insured)	5.25	01/01/2017	1,885,000	2,114,932
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50	09/01/2012	105,000	107,694
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50	09/01/2015	475,000	488,875
Oakland CA USD Alameda County (Tax Revenue, NATL-RE FGIC Insured)	3.75	08/01/2012	500,000	507,755
Oakland CA USD Alameda County Election 2000 (Tax Revenue, NATL-RE Insured)	5.00	08/01/2016	530,000	571,049
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	4.00	08/01/2014	435,000	454,766
Orange County CA COP Civic Center Facilities (Lease Revenue, AMBAC Insured) (z)	4.02	12/01/2018	2,000,000	1,501,180
Oxnard CA COP (Lease Revenue, AMBAC Insured)	4.45	06/01/2012	185,000	185,237
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	1,200,000	1,260,168
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	5.10	07/01/2012	290,000	292,549
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	5.20	07/01/2013	410,000	412,542
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	5.30	07/01/2013	90,000	90,112
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	5.30	07/01/2014	430,000	427,252
Palo Verde CA USD FlexFund Program (Lease Revenue)	4.80	09/01/2027	931,498	946,160
Palomar CA Palomar County Election 2006 Series B (Tax Revenue) (z)	2.32	08/01/2016	250,000	223,420
Palomar CA Palomar County Election 2006 Series B (Tax Revenue) (z)	2.87	08/01/2017	880,000	744,234
Palomar Pomerado CA Health System (Health Revenue, NATL-RE Insured)	5.38	11/01/2011	85,000	85,126
Palomar Pomerado CA Health System CAB (Tax Revenue, NATL-RE Insured) (z)	3.80	08/01/2017	2,000,000	1,603,700
Paramount CA USD School Facility Bridge Funding (Lease Revenue, AGM Insured) ±§	2.25	09/01/2015	540,000	540,000
Paramount CA USD School Facility Bridge Funding (Lease Revenue, AGM Insured) ±§	2.25	09/01/2027	700,000	700,000

7

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Patterson CA Joint USD CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	3.51%	08/01/2015	$140,000	$122,405
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75	02/01/2013	1,830,000	1,832,635
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.15	08/01/2015	3,470,000	3,631,980
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.50	08/01/2019	800,000	836,920
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.70	08/01/2012	100,000	105,421
Port of Oakland CA Series N AMT (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	11/01/2014	1,000,000	1,034,540
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.63	08/15/2014	1,100,000	1,114,927
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50	06/15/2014	580,000	592,052
Poway CA USD PFA CAB (Lease Revenue, AGM Insured) ±§	3.75	12/01/2039	1,000,000	1,000,000
Poway CA USD Public Financing Authority Series C (Lease Revenue, AGM Insured) ±§	3.13	12/01/2042	250,000	251,115
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	09/01/2013	500,000	501,750
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2012	200,000	202,286
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2013	230,000	232,831
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2014	620,000	624,483
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	09/01/2015	675,000	674,615
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	09/01/2016	725,000	725,312
Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured)	5.00	09/01/2017	1,000,000	1,002,740
Redondo Beach CA USD CAB Election of 2008 Series E (Tax Revenue) (z)	2.32	08/01/2016	225,000	201,011
Redondo Beach CA USD CAB Election of 2008 Series E (Tax Revenue) (z)	3.10	08/01/2018	345,000	279,212
Redondo Beach CA USD CAB Election of 2008 Series E (Tax Revenue) (z)	4.02	08/01/2020	460,000	323,159
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	06/30/2013	915,000	916,693
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	06/30/2014	1,060,000	1,066,339
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	06/30/2015	630,000	643,810
Riverside CA Community College District Election 2004 Series D (Tax Revenue) (z)	4.15	08/01/2020	535,000	371,643
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue) ±§	4.00	09/01/2014	1,025,000	1,077,859
Riverside CA Community Facilities District # 90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50	09/01/2013	1,100,000	1,113,178
Riverside CA COP (Lease Revenue, NATL-RE Insured)	5.00	11/01/2012	200,000	204,696
Riverside County CA Asset Leasing Corporation Hospital Project Series B (Health Revenue, NATL-RE Insured)	5.70	06/01/2016	500,000	516,945
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	4.50	05/01/2012	1,200,000	1,217,892
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10/01/2015	545,000	567,612
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10/01/2014	1,000,000	1,044,580
Riverside County CA Public Safety Communication Series A (Lease Revenue, AMBAC Insured)	4.00	11/01/2011	250,000	250,753
Robla CA School District Series B (Tax Revenue, NATL-RE Insured) (z)	4.37	08/01/2018	1,330,000	988,855
Roseville City CA Natural Gas Financing Authority (Energy Revenue)	5.00	02/15/2015	500,000	528,440

8

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Roseville City CA School District COP Financing Project (Lease Revenue, AGM Insured)	4.75%	09/01/2016	$500,000	$501,270
Sacramento CA Airport Grant Series D (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00	07/01/2012	225,000	232,076
Sacramento CA Airport Grant Series D (Port, Airport, & Marina Authority Revenue)	5.00	07/01/2014	1,000,000	1,093,450
Sacramento CA City Financing Authority Building Series A (Lease Revenue, AMBAC Insured)	5.25	05/01/2015	535,000	535,792
Sacramento CA City Financing Authority EPA Building Series B (Lease Revenue, AMBAC Insured)	5.00	05/01/2014	1,250,000	1,251,613
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00	11/01/2014	970,000	1,000,177
Sacramento CA MUD Procter & Gamble Project (Utilities Revenue)	5.00	07/01/2012	755,000	779,877
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50	09/01/2013	305,000	321,690
Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25	08/15/2015	310,000	311,104
Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25	08/15/2016	250,000	250,875
Sacramento CA Regional Art Facilities Financing Authority COP (Lease Revenue, AMBAC Insured)	4.10	09/01/2015	150,000	150,267
Sacramento CA Sanitation District Financing Authority (Water & Sewer Revenue, NATL-RE FGIC Insured)	4.00	12/01/2011	120,000	120,772
Salinas Valley CA Solid Waste Authority (Resource Recovery Revenue, AMBAC Insured)	5.00	08/01/2012	985,000	1,007,448
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50	08/01/2020	2,000,000	2,232,180
San Bernardino County CA COP Medical Centre Financing Project (Lease Revenue, NATL-RE-IBC Insured)	5.50	08/01/2017	1,590,000	1,666,638
San Bernardino County CA Financing Authority Facilities Project (Miscellaneous Revenue)	5.10	06/01/2017	710,000	665,661
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10/01/2014	1,425,000	1,572,530
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	2,000,000	1,989,620
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2016	1,825,000	2,030,532
San Diego CA Public Facilities Financing Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00	08/01/2018	1,000,000	1,034,640
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2013	165,000	164,489
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2014	355,000	350,857
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	09/01/2015	365,000	366,683
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	09/01/2016	380,000	386,718
San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50	09/01/2017	555,000	576,051
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	09/01/2017	345,000	357,185
San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.00	09/01/2014	665,000	708,744
San Diego CA Redevelopment Agency Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.25	09/01/2015	2,215,000	2,365,221
San Diego County CA COP (Lease Revenue, AMBAC Insured)	5.63	09/01/2012	900,000	932,022
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue) ±§	0.15	04/01/2038	8,000,000	8,000,000
San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue) ±§	0.16	04/01/2038	3,000,000	3,000,000
San Diego County CA USD TRAN Series B2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	1,000,000	1,010,320
San Francisco CA Airport Improvement United Airlines Incorporated Project (Port, Airport, & Marina Authority Revenue)	8.00	07/01/2013	265,000	287,705
San Francisco CA Building Authority Department of General Services Series A (Lease Revenue)	5.00	10/01/2013	365,000	373,939
San Francisco CA City & County Airports Commission Second Series Issue 30 (Port, Airport, & Marina Authority Revenue, XLCA Insured)	4.00	05/01/2014	240,000	250,104
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) (z)	2.55	08/01/2013	300,000	286,233
San Francisco CA City & County RDFA George R. Moscone Center (Lease Revenue, AGM Insured)	5.00	07/01/2017	1,200,000	1,215,948

9

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	08/01/2014	$125,000	$128,386
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	310,000	320,391
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	4.00	08/01/2012	500,000	510,805
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	08/01/2014	500,000	526,835
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE FGIC Insured)	5.25	08/01/2013	250,000	259,975
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE FGIC Insured)	5.25	08/01/2018	2,000,000	2,061,000
San Joaquin County CA Administration Building (Lease Revenue, NATL-RE Insured)	5.00	11/15/2014	760,000	823,065
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) (z)	6.32	01/15/2015	2,000,000	1,629,600
San Jose CA Airport Revenue Series A (Port, Airport, & Marina Authority Revenue, AGM-CR AMBAC Insured)	5.50	03/01/2019	5,220,000	5,708,488
San Jose CA Financing Authority Convention Center Project Series F (Lease Revenue, NATL-RE Insured)	5.00	09/01/2015	1,000,000	1,003,170
San Jose CA Libraries & Parks Project (Tax Revenue)	5.00	09/01/2017	715,000	717,574
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	08/01/2017	300,000	304,368
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	08/01/2015	550,000	590,843
San Luis & Delta Mendota CA Water Authority DHCCP Development Project Series A (Water & Sewer Revenue)	4.50	03/01/2014	1,000,000	1,072,300
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	09/01/2019	1,000,000	1,063,160
Santa Ana CA USD CAB Election of 2008 Series A (Tax Revenue) (z)	4.24	08/01/2020	1,815,000	1,251,025
Santa Clara CA Redevelopment Agency CAB Bayshore North Project (Tax Revenue) (z)	4.55	06/01/2016	1,370,000	1,109,344
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Series A (Tax Revenue)	4.20	09/01/2012	120,000	122,210
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, AMBAC Insured) (z)	2.75	08/01/2014	1,420,000	1,313,244
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (Tax Revenue, NATL-RE Insured) (z)	1.74	08/01/2015	500,000	467,620
Signal Hill CA Redevelopment Project # 1 (Tax Revenue)	4.13	10/01/2016	550,000	568,717
South Gate CA PFA Southgate Redevelopment Project # 1 (Tax Revenue, AMBAC Insured)	5.25	09/01/2019	1,365,000	1,380,315
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10/01/2015	500,000	501,885
Southern California Public Power Authority National Gas Project # 1 Series A (Energy Revenue)	5.00	11/01/2012	550,000	572,825
State of California (Tax Revenue)	6.25	09/01/2012	920,000	954,509
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45	09/01/2018	1,775,000	1,776,349
Tracy CA Joint USD Election 2006 (Tax Revenue, AGM Insured)	6.00	08/01/2013	315,000	344,317
Tustin CA Community Redevelopment Project Area (Tax Revenue)	3.00	09/01/2012	560,000	563,797
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12/01/2015	210,000	216,063
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12/01/2016	475,000	494,228
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	3.00	10/01/2013	55,000	54,963
University of California Series B (Education Revenue, AMBAC Insured)	5.00	05/15/2012	725,000	746,540
Vallejo City CA USD Series A (Tax Revenue, NATL-RE Insured)	5.00	02/01/2013	545,000	561,764
Vallejo City CA USD Series A (Tax Revenue, NATL-RE Insured)	5.90	02/01/2018	2,565,000	2,803,725
Victor Valley CA Elementary School District School Construction Project (Lease Revenue, NATL-RE Insured)	6.45	05/01/2018	1,230,000	1,328,437

10

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Victor Valley CA Joint USD CAB Bonds (Tax Revenue, Assured Guaranty Insured) (z)	1.74%	08/01/2015	$280,000	$261,867
Walnut Valley CA USD Series A (Tax Revenue, NATL-RE Insured)	7.20	02/01/2016	205,000	215,640
Washington CA USD Yolo County COP New High School Project (Lease Revenue, AMBAC Insured)	4.25	08/01/2013	465,000	485,483
Washington Township CA Health Care District (Health Revenue)	5.00	07/01/2012	1,000,000	1,003,190
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2013	905,000	959,572
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	975,000	1,056,481
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2021	1,040,000	1,106,924
West Contra Costa CA USD (Tax Revenue, AGM Insured)	5.00	08/01/2016	1,055,000	1,198,712
West Contra Costa CA USD Election of 2002 Series C (Tax Revenue, NATL-RE FGIC Insured)	4.25	08/01/2017	785,000	814,390
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	09/01/2013	265,000	266,715
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	09/01/2014	250,000	252,743
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	09/01/2015	200,000	206,888
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2012	100,000	101,479
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2016	265,000	265,366
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2017	270,000	264,916
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	09/01/2018	275,000	271,068
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	09/01/2019	285,000	282,030
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	09/01/2020	290,000	334,010
Westminster CA Redevelopment Agency Commercial Project #1 (Tax Revenue)	2.00	11/01/2012	2,335,000	2,352,076
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	06/01/2013	1,000,000	1,040,630
Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Lease Revenue)	5.00	11/01/2012	245,000	247,965
				332,588,043

Guam : 0.15%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2012	520,000	536,848

Puerto Rico : 4.31%
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,000,000	1,066,370
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	07/01/2013	2,000,000	2,127,600
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2017	1,895,000	2,163,484
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2018	1,250,000	1,425,263
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2019	1,000,000	1,123,100
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	3,965,000	3,965,436
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured)	5.25	07/01/2014	860,000	866,510
Puerto Rico Housing HFA Capital Funding Program (GO - State, HUD Loan Insured)	5.00	12/01/2016	1,815,000	1,917,747
Puerto Rico Municipal Financing Agency Series C (Tax Revenue, AGM Insured)	5.00	08/01/2013	1,125,000	1,198,856
				15,854,366

Virgin Islands : 0.96%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2013	500,000	527,335
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10/01/2016	1,000,000	1,099,170

11

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virgin Islands (continued)
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00%	07/01/2018	$1,750,000	$1,902,723
				3,529,228

Total Municipal Bonds and Notes (Cost $346,724,111)				352,508,485

	Yield		Shares
Short-Term Investments: 3.39%

Investment Companies : 3.39%
Wells Fargo Advantage California Municipal Money Market Fund Institutional Class (l)(u)	0.01		12,447,219	12,447,219

Total Short-Term Investments (Cost $12,447,219)				12,447,219

Total Investments in Securities (Cost $359,171,330)*	99.30%			364,955,704
Other Assets and Liabilities, Net	0.70			2,568,003

Total Net Assets	100.00%			$367,523,707

(z)	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $359,133,298 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,311,373
Gross unrealized depreciation	(488,967)

Net unrealized appreciation	$5,822,406

12

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1–	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$352,317,451	$191,034	352,508,485
Short-term investments
Investment companies	12,447,219	0	0	12,447,219

	$12,447,219	$352,317,451	$191,034	$364,955,704

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$190,905
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	129
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$191,034

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$129

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.13%

California : 98.05%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ±§	5.25%	10/01/2021	$3,000,000	$2,742,930
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	4.78	10/01/2018	3,800,000	2,726,386
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	5.04	10/01/2019	3,000,000	2,012,400
Alhambra CA USD Election of 2008 Series B (Tax Revenue, AGM Insured)	6.00	08/01/2029	4,100,000	4,721,519
Alisal CA USD CAB Election of 2006 Series A (Tax Revenue, Assured Guaranty Insured) (z)	3.70	08/01/2017	1,105,000	891,127
Anaheim CA City School District Election of 2010 (Tax Revenue, AGM Insured)	6.25	08/01/2033	1,290,000	1,483,242
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured) (z)	4.17	09/01/2018	5,900,000	4,428,009
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured) (z)	6.31	09/01/2025	15,110,000	6,369,772
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	01/01/2017	2,195,000	2,198,666
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	08/01/2017	1,635,000	1,698,814
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75	08/01/2030	3,190,000	3,533,308
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	09/01/2023	2,105,000	2,239,699
Cabrillo CA USD CAB Series A (Tax Revenue, AMBAC Insured) (z)	5.53	08/01/2021	1,500,000	876,975
California Health Facilities Financing Adventist Health System West Series A (Health Revenue)	5.75	09/01/2039	2,000,000	2,081,100
California Health Facilities Financing Prerefunded-Providence Health (Health Revenue)	6.50	10/01/2038	100,000	133,395
California ABC USD CAB Series B (Tax Revenue, NATL-RE FGIC GO of District Insured) (z)	4.04	08/01/2018	1,500,000	1,139,700
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	2,800,000	2,828,084
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	5,525,000	5,511,298
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	1,725,000	1,722,326
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	590,000	600,720
California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55	08/01/2021	6,440,000	6,111,882
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	3,430,000	3,205,061
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	08/01/2037	2,075,000	2,101,975
California HFA MFHR Series B (Housing Revenue, AMBAC FHA Insured)	6.05	08/01/2016	1,190,000	1,191,214
California HFFA Casa Colina Project (Health Revenue)	6.00	04/01/2022	3,000,000	3,020,850
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	07/01/2029	3,280,000	3,574,118
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	07/01/2022	1,875,000	2,005,069
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	01/01/2022	3,600,000	3,665,124
California HFFA Stanford Hospital Series B (Health Revenue)	5.75	11/15/2031	6,000,000	6,518,460
California HFFA Sutter Health Series A (Health Revenue)	6.25	08/15/2031	6,000,000	6,007,620
California HFFA The Episcopal Home (Health Revenue, California Mortgages Insured)	5.25	02/01/2021	2,000,000	2,008,080
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30	08/01/2023	5,250,000	5,136,810
California Housing Finance Agency Revenue CAB Home Mortgage Series N (Miscellaneous Revenue)	6.00	04/01/2035	2,140,000	2,393,012
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	02/01/2039	3,000,000	3,243,720
California Infrastructure & Economic Development Bank J. David Gladstone Institute Project (Health Revenue)	5.25	10/01/2034	8,055,000	8,073,688
California Infrastructure & Economic Development Bank Los Angeles YMCA Metropolitan Project (Miscellaneous Revenue, AMBAC Insured)	5.25	02/01/2026	2,000,000	2,024,420
California Infrastructure & Economic Development Bank School King City Unified High School (Lease Revenue)	5.75	08/15/2029	2,150,000	2,260,596

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00%	02/01/2020	$1,000,000	$1,013,010
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.25	12/01/2031	50,000	50,557
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.35	12/01/2029	40,000	41,150
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series C (Housing Revenue, GNMA/FNMA Insured)	5.40	02/01/2046	2,855,000	2,960,521
California Special District Association Finance Corporation Program Series MM (Lease Revenue)	5.50	06/01/2021	1,090,000	1,090,338
California State (Miscellaneous Revenue)	5.00	08/01/2025	5,000,000	5,382,900
California State (Miscellaneous Revenue)	5.25	11/01/2040	3,000,000	3,143,370
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25	03/01/2016	2,520,000	2,529,601
California State Department of Veterans Affairs Series A (Housing Revenue)	4.85	12/01/2022	1,960,000	2,023,406
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	4,225,000	4,563,000
California State Public Works California State University Project Series B-1 (Lease Revenue)	5.70	03/01/2035	2,210,000	2,325,384
California State Public Works Department of General Services Butterfield Series A (Lease Revenue)	5.25	06/01/2024	2,400,000	2,481,336
California State Public Works Department of General Services Series A (Lease Revenue, AMBAC Insured)	5.00	12/01/2027	5,500,000	5,522,550
California State Public Works Department of Mental Health Coaling Series A-A (Lease Revenue)	5.13	06/01/2029	3,145,000	3,163,681
California State University Systemwide Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	11/01/2035	5,000,000	5,060,600
California State Various Purposes (Tax Revenue)	5.00	10/01/2029	7,000,000	7,313,390
California State Various Purposes (Miscellaneous Revenue)	5.25	09/01/2028	5,000,000	5,409,500
California State Various Purposes (Miscellaneous Revenue)	5.25	10/01/2029	800,000	849,224
California State Various Purposes (Tax Revenue)	5.60	03/01/2036	7,800,000	8,397,714
California State Various Purposes (Miscellaneous Revenue)	6.00	04/01/2038	13,390,000	14,918,335
California State Veterans Series BZ (Miscellaneous Revenue, NATL-RE Insured)	5.35	12/01/2021	5,000	5,006
California State Veterans-AMT Series CB (Tax Revenue)	4.90	12/01/2025	4,930,000	4,997,393
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00	07/01/2020	1,335,000	1,316,310
California Statewide CDA COP Cedars Sinai Medical Center (Lease Revenue)	6.50	08/01/2012	515,000	530,883
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE-IBC Insured)	5.25	08/15/2029	2,000,000	1,921,440
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE IBC Bank of New York Insured)	5.25	08/15/2029	2,025,000	1,938,836
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured) ±§(n)(m)(a)	0.70	05/15/2029	1,850,000	1,767,061
California Statewide CDA COP The Internext Group (Health Revenue)	5.38	04/01/2017	2,845,000	2,845,285
California Statewide CDA Gas Supply (Energy Revenue, Royal Bank of Canada LOC) ±§	0.15	11/01/2040	2,000,000	2,000,000
California Statewide CDA Huntington Memorial Hospital (Health Revenue)	5.00	07/01/2027	3,080,000	3,098,603
California Statewide CDA Insured St Joseph Health System (Health Revenue, AGM Insured)	5.25	07/01/2021	1,775,000	1,978,912
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA FHA Insured)	6.10	12/20/2035	2,010,000	2,025,879
California Statewide CDA Referendum International School Peninsula Project (Education Revenue)	5.00	11/01/2016	1,190,000	1,188,358
California Statewide CDA School Facilities (Miscellaneous Revenue)	6.75	07/01/2031	2,625,000	2,644,189
California Statewide CDA School Facilities Aspire Public Schools (Miscellaneous Revenue)	5.20	07/01/2020	595,000	595,238

2

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Statewide CDA Valleycare Health System Series A (Health Revenue)	5.00%	07/15/2022	$1,000,000	$904,310
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10/01/2027	4,000,000	4,043,160
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue)	5.00	01/15/2031	2,000,000	2,068,980
Capistrano CA USD School Facilities Improvement District #1 Series C (Tax Revenue, AGM Insured)	5.50	08/01/2022	1,215,000	1,231,633
Capitol Area Development Authority California Series A (Lease Revenue, NATL-RE Insured)	6.50	04/01/2012	30,000	30,140
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,140,000	1,183,217
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) (z)	6.28	08/01/2024	1,075,000	486,384
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) (z)	6.52	08/01/2026	1,085,000	419,428
Center CA USD CAB Series C (Tax Revenue, NATL-RE Insured) (z)	5.38	09/01/2021	5,000,000	2,950,150
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, NATL-RE Insured)	6.45	02/01/2018	2,645,000	2,987,422
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13	04/01/2021	3,000,000	3,006,990
College of The Sequoias Tulare Area Improvement District # 3 California Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	5.50	08/01/2024	1,000,000	498,040
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue)	5.75	08/01/2026	6,895,000	6,880,727
Compton CA Community Redevelopment Agency Redevelopment Project-2nd Lien Series A (Tax Revenue)	5.00	08/01/2020	1,140,000	1,151,765
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	250,000	255,405
Contra Costa County CA Home GNMA Mortgage Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	05/01/2022	245,000	322,736
Contra Costa County CA PFA Unrefunded 2007 Pleasant Hill (Tax Revenue)	5.25	08/01/2028	750,000	654,135
Delano CA Union High School Election of 2010 Series B (Tax Revenue, AGM Insured)	5.75	08/01/2035	5,510,000	6,225,859
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2019	1,500,000	1,503,915
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2024	6,515,000	6,519,300
Duarte CA RDA CAB Sub Merged Redevelopment Project (Tax Revenue) (z)	4.05	12/01/2016	3,315,000	2,691,250
East Bay CA MUD Subseries A (Utilities Revenue, AGM Insured) ±§	0.90	06/01/2025	2,040,000	2,040,000
Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	1,500,000	1,622,985
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	09/02/2014	500,000	500,900
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	09/02/2021	1,750,000	1,750,385
Escondido CA Union High School CAB Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	5.87	08/01/2027	8,385,000	3,354,335
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	09/15/2032	2,000,000	2,080,940
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	2,455,000	2,475,205
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2027	5,140,000	5,070,096
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10/01/2027	4,785,000	4,769,975
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	01/15/2040	4,000,000	3,627,880
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured) ±§	5.80	01/15/2020	3,000,000	3,031,410
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured) ±§	5.85	01/15/2023	3,000,000	3,026,820

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Gilroy CA USD Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured)	6.00%	08/01/2027	$1,000,000	$1,158,110
Golden West Schools Financing Authority California CAB PG-A (Miscellaneous Revenue, NATL-RE Insured) (z)	5.21	08/01/2016	585,000	455,984
Golden West Schools Financing Authority California CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	3.49	08/01/2015	2,000,000	1,750,220
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12/01/2013	1,925,000	1,938,514
Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, AGM Insured) ±§	3.75	02/01/2028	3,240,000	3,240,000
Hesperia CA USD COP Interim School Facility Funding Program (GO - Local, AGM Insured) ±§	3.75	02/01/2038	2,000,000	2,000,000
Imperial CA Irrigation District Electric Refunding System Series A (Utilities Revenue)	5.50	11/01/2041	2,000,000	2,167,900
Irvine Ranch CA Water District Various Refunding Series A-1 (Utilities Revenue, GO of District Insured) ±§	0.20	10/01/2037	1,000,000	999,920
Jamul-Dulzura CA USD Series C (Tax Revenue)	6.40	08/01/2016	140,000	140,659
Jefferson CA Union High School CAB Election of 2006 Series D (Tax Revenue) (z)	7.65	08/01/2034	9,905,000	1,793,399
Jefferson CA Union High School CAB Election of 2006 Series D (Tax Revenue) (z)	7.72	08/01/2036	11,130,000	1,709,568
Kaweah Delta Health Care District CA Election of 2003 (Tax Revenue, NATL-RE Insured)	5.25	08/01/2028	5,370,000	5,440,079
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	09/01/2022	1,000,000	1,026,430
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	1,000,000	1,020,550
Lake Elsinore CA School Financing Authority Horsethief Canyon (Tax Revenue)	5.63	09/01/2016	2,430,000	2,450,169
Lancaster CA Redevelopment Agency Tax Comb Redevelopment Project Areas (Tax Revenue)	6.50	08/01/2029	2,000,000	2,042,800
Live Oak School District Santa Cruz County CA COP (Lease Revenue, Assured Guaranty Insured)	5.50	08/01/2029	1,000,000	1,090,160
Lodi CA USD (Tax Revenue, NATL-RE Insured)	5.00	08/01/2022	4,195,000	4,249,619
Lodi CA USD School Facility Election of 2006 (Tax Revenue, AGM Insured)	5.00	08/01/2030	2,000,000	2,080,900
Long Beach CA Bond Finance Authority (Miscellaneous Revenue, AMBAC Insured)	6.00	11/01/2017	1,320,000	1,412,321
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured)	5.00	08/01/2030	5,000,000	4,373,450
Long Beach CA USD Election of 2008 Series A (Tax Revenue)	5.50	08/01/2026	2,530,000	2,879,621
Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Lease Revenue, AMBAC Insured)	5.00	09/01/2025	2,310,000	2,341,878
Los Angeles CA Community Redevelopment Agency MFHR The Alexandria (Housing Revenue, Fleet National Bank LOC) ±§	4.90	08/15/2039	4,740,000	5,203,856
Los Angeles CA COP Sonneblick del Rio Project (Lease Revenue, AMBAC Insured)	6.00	11/01/2019	2,000,000	2,004,820
Los Angeles CA Harbor Department (Port, Airport, & Marina Authority Revenue)	7.60	10/01/2018	85,000	103,114
Los Angeles Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	05/15/2025	2,925,000	2,960,948
M-S-R CA Energy Authority Series B (Energy Revenue)	7.00	11/01/2034	1,000,000	1,158,590
Merced CA Union High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	4.04	08/01/2018	2,135,000	1,622,173
Metropolitan Water District Southern CA Adjusted Authorization Series B (Water & Sewer Revenue) ±§	0.16	07/01/2028	300,000	300,000
Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Revenue, AMBAC Insured)	5.00	05/01/2021	3,820,000	3,834,669
Montebello CA USD CAB (Tax Revenue, AGM Insured) (z)	5.08	08/01/2021	1,435,000	875,092
Montebello CA USD Election of 2004 (Tax Revenue, NATL-RE Insured)	5.00	08/01/2030	3,175,000	3,175,889
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	03/01/2028	2,000,000	1,878,140

4

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50%	02/15/2013	$1,080,000	$1,082,441
Natomas CA USD Series 1999 (Tax Revenue, NATL-RE Insured)	5.95	09/01/2021	1,000,000	1,106,320
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.80	07/01/2019	2,000,000	1,657,020
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.89	07/01/2027	5,000,000	3,633,800
Northern California Power Agency Public Power Prerefunded (Utilities Revenue, AMBAC Insured)	7.50	07/01/2023	50,000	69,144
Northern Inyo County CA Local Hospital District (Tax Revenue, AGC-ICC Insured)	5.60	08/01/2035	2,000,000	2,074,400
Norwalk-LA Mirada CA USD Election of 2002 Series D (Tax Revenue, AGM Insured) (z)	5.31	08/01/2023	1,500,000	805,650
Oakland CA Series A-Measure G (Tax Revenue, NATL-RE FGIC Insured)	5.00	01/15/2027	2,970,000	2,996,344
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	5.80	08/01/2023	1,110,000	1,303,551
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	6.00	08/01/2015	930,000	994,040
Palm Springs CA Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	6.00	07/01/2018	290,000	287,106
Palm Springs CA Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	6.40	07/01/2023	500,000	470,000
Palo Verde CA USD FlexFund Program (Lease Revenue)	4.80	09/01/2027	1,769,169	1,797,016
Palomar CA Pomerado Health Care District COP (Health Revenue)	5.50	11/01/2019	4,950,000	5,237,496
Pasadena CA Old Pasadena Parking Facilities Project (Lease Revenue)	6.25	01/01/2018	1,160,000	1,315,138
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,030,000	1,063,640
Perris CA PFA Series A (Tax Revenue)	5.75	10/01/2031	2,045,000	2,128,068
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50	05/01/2019	2,000,000	2,132,780
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12/01/2032	5,500,000	5,502,695
Pioneer CA Union Elementary School District COP (Lease Revenue, NATL-RE Insured)	5.00	08/01/2029	2,635,000	2,677,503
Placentia CA RDA Series A (Tax Revenue)	5.85	08/01/2032	2,515,000	2,334,976
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.55	08/01/2029	2,480,000	2,995,964
Port Oakland CA Revenue Unrefunded Balance AMT Refunding Series N (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	11/01/2022	5,330,000	5,378,823
Port Oakland CA Revenue Unrefunded Balance AMT Series L (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.38	11/01/2027	2,070,000	2,081,696
Port Oakland CA Revenue Unrefunded Balance Series M (Port, Airport, & Marina Authority Revenue, NATL-RE-IBC FGIC Insured)	5.38	11/01/2027	4,385,000	4,409,775
Port Oakland CA Series L Unrefunded (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.50	11/01/2020	1,775,000	1,805,956
Port of Redwood City CA (Port, Airport, & Marina Authority Revenue)	5.13	06/01/2030	3,600,000	3,301,776
Poway CA USD Election of 2008 Import District 07-1-A (Tax Revenue) (z)	5.40	08/01/2024	1,800,000	907,740
Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured)	4.63	08/01/2022	735,000	672,275
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured) (z)	6.94	07/15/2030	3,505,000	976,072
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	09/01/2021	1,000,000	1,001,940
Rialto CA USD CAB Election of 2010 Series A (Tax Revenue, AGM Insured) (z)	5.88	08/01/2026	3,320,000	1,405,190
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	5,000,000	5,398,050
Richmond CA Joint Powers Financing Authority Lease & Gas Tax Series A (Lease Revenue)	5.25	05/15/2013	115,000	115,182
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25	07/01/2024	7,500,000	8,134,800
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Health Revenue, NATL-RE Insured) (z)	6.64	06/01/2026	8,980,000	3,449,398
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	6.00	05/01/2022	5,270,000	5,716,000

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Riverside County CA Transportation Various Limited Tax Series B (Tax Revenue) ±§	0.15%	06/01/2029	$3,040,000	$3,040,000
Roseville CA Natural Gas Financing Authority (Energy Revenue)	5.00	02/15/2025	1,905,000	1,798,282
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.40	11/01/2020	2,500,000	2,730,575
Sacramento County CA Airport System AMT Senior Series B (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.75	07/01/2024	2,000,000	2,200,220
Sacramento County CA Animal Care Youth Detention (Lease Revenue, AMBAC Insured)	5.00	10/01/2025	1,085,000	1,117,865
Sacramento County CA Water Financing Authority Water Agency Zones 40 & 41 Series B (Water & Sewer Revenue, NATL-RE FGIC Insured) ±§	0.77	06/01/2034	1,650,000	1,090,271
San Bernardino County CA Certificates Medical Center Financing Project (Lease Revenue, NATL-RE Insured)	5.00	08/01/2028	3,610,000	3,470,654
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50	08/01/2020	6,000,000	6,696,540
San Bernardino County CA Financing Authority CTF Housing Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.50	06/01/2037	3,270,000	3,244,102
San Buenaventura CA Community Mental Health System (Health Revenue)	8.00	12/01/2031	3,500,000	3,764,285
San Diego CA Public Facilities Financing Refunding Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.25	02/15/2026	4,950,000	5,113,301
San Diego CA Public Facility Financing Authority Ball Park Series A (Lease Revenue, AMBAC Insured) 144A	5.25	02/15/2032	4,825,000	4,862,876
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) (z)	5.44	09/01/2023	885,000	466,386
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	09/01/2020	1,060,000	1,060,901
San Diego CA Redevelopment Agency (Tax Revenue)	5.00	09/01/2025	575,000	550,499
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue) ±§	0.15	04/01/2038	3,000,000	3,000,000
San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue) ±§	0.16	04/01/2038	3,000,000	3,000,000
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Lease Revenue)	5.20	04/01/2026	3,000,000	3,211,290
San Francisco CA City & County International Airport Series A (Port, Airport, & Marina Authority Revenue)	4.90	05/01/2029	2,850,000	2,962,490
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	08/01/2014	385,000	393,894
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	250,000	258,380
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00	08/01/2013	470,000	476,618
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	6.25	08/01/2027	1,645,000	1,683,658
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	6.63	08/01/2039	1,000,000	1,028,700
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) (z)	6.32	01/15/2015	4,060,000	3,308,088
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13	09/01/2031	2,040,000	2,046,283
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2025	2,000,000	1,868,900
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2026	1,650,000	1,521,267
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series D (Tax Revenue, AMBAC Insured)	5.00	08/01/2023	8,320,000	7,967,981
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Housing Series A-1 (Tax Revenue)	5.50	08/01/2035	3,500,000	3,422,440
San Jose CA USD (Lease Revenue, AGM Insured) (z)	4.37	01/01/2021	1,205,000	806,278

6

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Jose CA USD (Lease Revenue, AGM Insured) (z)	5.64%	01/01/2026	$3,175,000	$1,435,037
San Mateo County CA Jefferson Union High School District Election of 2006 Series D (Tax Revenue) (z)	7.62	08/01/2033	8,865,000	1,743,834
San Rafael City CA High School District CAB Election of 2002 Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	4.93	08/01/2023	1,260,000	707,087
Sanger CA USD Refunding Revenue (Tax Revenue, NATL-RE Insured)	5.60	08/01/2023	2,530,000	2,719,472
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	09/01/2022	2,000,000	2,172,640
Santa Ana CA USD CAB Election of 2008 Series B (Tax Revenue, Assured Guaranty Insured) (z)	6.45	08/01/2038	20,495,000	3,740,338
Santa Clara County CA Financing Authority El Camino Series A (Health Revenue, AMBAC Insured)	5.75	02/01/2041	5,000,000	5,167,000
Santa Clara County CA Housing Authority Blossom River Apartments Series A (Housing Revenue)	6.50	09/01/2039	2,960,000	2,495,487
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	09/01/2029	2,100,000	2,341,143
School Facilities Financing Authority California Grant Joint Union High School Series A (Miscellaneous Revenue, AGM Insured) (z)	4.69	08/01/2020	1,505,000	997,785
Simi Valley CA USD Capital Improvement Projects (Lease Revenue, AMBAC Insured)	5.25	08/01/2022	1,970,000	1,919,076
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	6.50	08/01/2028	3,000,000	3,138,900
Sonoma Valley CA Unified School CAB Election of 2010 Series A (Tax Revenue) (z)	5.53	08/01/2027	1,020,000	429,308
South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Revenue, XLCA Insured)	5.25	09/01/2019	2,015,000	2,048,671
South Pasadena CA USD Series A (Tax Revenue, FGIC-TCR Insured)	5.55	11/01/2020	875,000	1,047,926
Southern California Logistics Airport Authority Refunding Southern California Airport Authority Project (Tax Revenue, XLCA Insured)	5.00	12/01/2036	2,700,000	1,534,545
Southwest Community California Finance Authority Riverside County (Lease Revenue)	6.38	05/01/2033	3,515,000	3,837,747
Sulphur Springs CA USD Series A (Tax Revenue, NATL-RE Insured) (z)	2.32	09/01/2013	5,690,000	5,441,518
Susanville CA PFA Refunding Senior Utility Enterprise Series A (Water & Sewer Revenue, AGM Insured)	4.75	06/01/2030	2,005,000	2,027,616
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	09/01/2026	2,090,000	2,133,117
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.00	06/01/2034	1,310,000	1,319,013
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.25	06/01/2034	2,690,000	2,712,435
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Lease Revenue, Assured Guaranty Insured)	6.25	10/01/2033	1,000,000	1,111,730
Tulare CA PFFA Capital Facilities Project (Lease Revenue, Assured Guaranty Insured)	5.25	04/01/2027	3,000,000	3,177,630
Union City CA Community RDA Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	5.25	10/01/2033	13,440,000	13,977,600
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38	10/01/2034	5,000,000	4,855,500
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	05/15/2030	465,000	464,972
Vacaville CA USD (Lease Revenue, Assured Guaranty Insured)	6.50	12/01/2034	1,260,000	1,422,742
Vallejo City CA USD Refunding Series A (Tax Revenue, NATL-RE Insured)	5.90	02/01/2017	1,000,000	1,091,430
Ventura County CA MFHR Mira Vista Senior Apartments Series A (Housing Revenue, AMBAC Insured)	5.05	12/01/2026	1,000,000	841,060
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	09/01/2037	2,500,000	2,500,275
Walnut Valley CA USD Series C (Tax Revenue, FGIC Insured)	5.75	08/01/2015	1,135,000	1,155,044
West Contra Costa CA Healthcare District CTFS Part (Tax Revenue, AMBAC Insured)	5.50	07/01/2029	2,000,000	2,044,340
West Contra Costa CA USD (Tax Revenue, AGM Insured)	5.25	08/01/2024	1,350,000	1,485,459

7

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
California (continued)
West Contra Costa CA USD Election of 2005 Series B (Tax Revenue)		6.00%	08/01/2027	$1,080,000	$1,242,054
West Contra Costa CA USD Election of 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) (z)		4.96	08/01/2021	6,000,000	3,701,340
West Fresno CA Elementary School District Election of 1997 Series C (Tax Revenue, AGM Insured)		6.60	05/01/2035	1,000,000	1,182,540
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)		7.00	09/01/2026	875,000	936,941
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)		7.25	09/01/2031	1,000,000	1,082,250
Windsor CA Joint Powers Financing Authority Windsor Civic Center Series A (Lease Revenue, AGM Insured)		5.38	10/01/2018	2,145,000	2,174,043
Wiseburn CA School District CAB (Tax Revenue, Assured Guaranty Insured) (z)		5.87	08/01/2027	1,525,000	610,061
Yorba Linda CA RDA CAB Redevelopment Series A (Tax Revenue, NATL-RE Insured) (z)		5.20	09/01/2019	1,810,000	1,204,428
Yuba CA Community College District Election of 2006 Series C (Tax Revenue)		5.25	08/01/2047	10,000,000	10,401,389
					644,174,860

Virgin Islands : 1.08%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)		5.00	10/01/2029	5,000,000	4,970,650
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)		6.75	10/01/2037	2,000,000	2,150,720
					7,121,370

Total Municipal Bonds and Notes (Cost $629,921,243)					651,296,230

		Yield	Shares

Short-Term Investments: 0.20%

Investment Companies : 0.20%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)		0.01	1,298,042		1,298,042

Total Short-Term Investments (Cost $1,298,042)					1,298,042

Total Investments in Securities (Cost $631,219,285)*	99.33%				652,594,272
Other Assets and Liabilities, Net	0.67				4,422,919

Total Net Assets	100.00%				$657,017,191

(z)	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

8

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $631,313,844 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,503,682
Gross unrealized depreciation	(5,223,254)

Net unrealized appreciation	$21,280,428

9

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$649,529,169	$1,767,061	$651,296,230

Short-term investments

Investment companies	1,298,042	0	0	1,298,042

	$1,298,042	$649,529,169	$1,767,061	$652,594,272

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$1,765,875
Accrued discounts (premiums)	1,018
Realized gains (losses)	0
Change in unrealized gains (losses)	168
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$1,767,061

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$168

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 94.28%

California : 1.23%
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00%	03/01/2036	$1,120,000	$1,142,154

Colorado : 84.93%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12/01/2016	365,000	364,927
Arapahoe County CO School District #006 (Tax Revenue, NATL-RE FGIC Insured)	5.25	12/01/2021	200,000	211,662
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12/01/2033	500,000	521,515
Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (Tax Revenue, NATL-RE Insured)	5.13	12/01/2032	2,000,000	2,018,500
Arkansas CO River Power Authority (Utilities Revenue)	6.00	10/01/2040	1,980,000	2,003,661
Aurora CO Children Hospital Association (Health Revenue)	5.00	12/01/2040	3,000,000	3,008,160
Aurora CO COP Series A (Lease Revenue)	5.00	12/01/2027	2,000,000	2,155,440
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	08/01/2039	1,000,000	1,059,550
Canon City CO Finance Authority COP (Lease Revenue, Assured Guaranty Insured)	5.00	12/01/2032	150,000	157,923
Colorado ECFA Alexander Dawson School Colorado Project (Miscellaneous Revenue)	5.00	02/15/2040	2,000,000	2,064,800
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.25	12/01/2028	1,000,000	1,159,290
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.38	12/01/2028	1,000,000	1,166,790
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12/15/2035	480,000	416,779
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.00	06/15/2019	1,040,000	1,076,005
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.25	06/15/2024	1,165,000	1,186,820
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	6.25	07/01/2028	750,000	666,525
Colorado ECFA Charter School Flagstaff Series A (Miscellaneous Revenue)	6.75	08/01/2028	1,000,000	962,490
Colorado ECFA Charter School Pinnacle High School Project (Miscellaneous Revenue)	5.13	12/01/2039	500,000	503,445
Colorado ECFA Charter School Series B (Lease Revenue)	6.13	11/01/2020	1,230,000	1,256,974
Colorado ECFA Charter School Twin Peaks Charter (Miscellaneous Revenue)	6.75	11/15/2028	750,000	834,930
Colorado ECFA Cheyenne Mountain Charter Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.25	06/15/2029	590,000	588,602
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2018	860,000	875,351
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2023	100,000	100,423
Colorado ECFA Parker Core Charter (Miscellaneous Revenue, XLCA Insured)	5.00	11/01/2024	1,445,000	1,463,713
Colorado ECFA Pinnacle Charter School Project (Lease Revenue)	6.00	12/01/2021	1,500,000	1,514,445
Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured)	5.00	09/01/2032	1,265,000	1,335,739
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue)	5.50	06/01/2033	2,735,000	2,787,786
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±§	5.25	11/15/2027	1,000,000	1,046,040
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±§	5.25	11/15/2035	1,000,000	1,019,720
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded (Health Revenue) ±§	5.25	10/01/2038	15,000	16,512
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±§	5.25	10/01/2038	85,000	93,064

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Exempla Incorporated Series A (Health Revenue)	5.50%	01/01/2023	$990,000	$1,013,225
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	09/01/2025	900,000	910,395
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25	10/01/2033	1,000,000	1,106,020
Colorado HFA Company Series E2 (Housing Revenue, NATL-RE-IBC Insured)	7.00	02/01/2030	370,000	377,345
Colorado HFA Multifamily Project Class I Series A2 (Housing Revenue, GO of Authority Insured) ±§	2.50	04/01/2036	2,930,000	2,930,000
Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue)	5.40	10/01/2029	1,685,000	1,766,891
Colorado HFA Series E3 (Housing Revenue)	6.60	08/01/2017	150,000	152,448
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA VA Guaranty Housing & Urban Development Loan Insured)	5.50	11/01/2029	635,000	653,447
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	05/01/2032	270,000	270,111
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured)	4.75	05/01/2030	1,240,000	1,240,583
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	05/01/2032	890,000	889,715
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.45	04/01/2030	1,565,000	1,629,588
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	08/01/2031	195,000	202,921
Colorado HFA Single Family Program Series A3 (Housing Revenue)	6.50	05/01/2016	35,000	36,440
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	08/01/2023	250,000	257,355
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE-IBC Insured)	6.80	02/01/2031	1,435,000	1,532,121
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	08/01/2033	225,000	231,633
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	08/01/2017	425,000	453,246
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	08/01/2033	215,000	231,134
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	07/01/2018	500,000	557,595
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	06/01/2023	1,320,000	1,383,109
Colorado State COP Fitzsimons Academic Series B (Lease Revenue, NATL-RE Insured)	5.00	11/01/2030	1,000,000	1,015,080
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	09/01/2024	1,000,000	1,055,810
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88	09/01/2017	1,810,000	1,816,407
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00	09/01/2019	1,000,000	1,003,540
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	09/01/2018	55,000	55,201
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	09/01/2019	30,000	30,106
Denver CO City & County Series A (Airport Revenue, XLCA Insured)	5.00	11/15/2022	1,250,000	1,373,088
Denver CO City & County Series A (Tax Revenue, Assured Guaranty Insured)	6.00	09/01/2021	2,000,000	2,423,700
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00	12/01/2030	1,205,000	1,100,755
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.75	12/15/2022	1,000,000	1,162,390
E-470 Public Highway Authority CO CAB Senior Series B (Transportation Revenue, NATL-RE Insured) (z)	5.90	09/01/2020	2,455,000	1,460,651
E-470 Public Highway Authority CO CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	6.96	09/01/2034	6,000,000	1,254,600
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured)	5.38	06/01/2025	1,000,000	1,094,110
Garfield County CO Public Library District Lease Purchase Financing Program (Lease Revenue)	5.00	12/01/2026	715,000	773,172

2

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Garfield County CO School District Series RE 2 (Tax Revenue, AGM State Aid Withholding Insured)	5.25%	12/01/2021	$1,395,000	$1,476,008
Glendale CO COP (Lease Revenue, XLCA Insured)	5.00	12/01/2025	1,000,000	1,047,660
Inverness Water & Sanitation District CO Arapahoe & Douglas Counties Series A (Tax Revenue, Radian Insured)	4.60	12/01/2019	485,000	485,184
Jefferson County CO School District # R001 (Tax Revenue, NATL-RE State Aid Withholding Insured)	6.50	12/15/2011	2,000,000	2,025,940
North Range Metropolitan District # 1 CO (Tax Revenue, ACA Insured)	5.00	12/15/2024	600,000	501,246
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12/01/2017	340,000	347,579
Regional Transportation District CO COP Transit Vehicles Series A (Lease Revenue, AMBAC Insured)	5.00	12/01/2022	1,000,000	1,076,620
Sterling Hills West Metropolitan District CO (Tax Revenue, AGM Insured)	5.00	12/01/2031	1,000,000	1,051,910
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11/15/2029	2,000,000	2,159,780
Vista Ridge Metropolitan District CO Series A (Tax Revenue, Radian Insured)	5.00	12/01/2036	1,980,000	1,433,718
				78,687,158

Guam : 0.55%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12/01/2034	500,000	512,720

New York : 1.18%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00	06/15/2032	1,000,000	1,088,140

Puerto Rico : 2.56%
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	1,000,000	1,000,110
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25	07/01/2023	1,305,000	1,367,953
				2,368,063

Virgin Islands : 3.83%
Virgin Islands Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	1,000,000	994,130
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	2,500,000	2,554,522
				3,548,652

Total Municipal Bonds and Notes (Cost $86,143,392)				87,346,887

	Yield		Shares

Short-Term Investments: 4.15%

Investment Companies : 4.15%
Wells Fargo Advantage National Tax-Free Money Market Fund Institutional Class (l)(u)	0.01		3,842,720	3,842,720

Total Short-Term Investments (Cost $3,842,720)				3,842,720

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Total Investments in Securities (Cost $89,986,112)*	98.43%	91,189,607
Other Assets and Liabilities, Net	1.57	1,455,342

Total Net Assets	100.00%	$92,644,949

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $89,986,112 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,191,486
Gross unrealized depreciation	(1,987,991)

Net unrealized appreciation	$1,203,495

4

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$87,346,887	$0	$87,346,887

Short-term investments

Investment companies	3,842,720	0	0	3,842,720

	$3,842,720	$87,346,887	$0	$91,189,607

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 97.35%

Alabama : 1.42%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12/01/2017	$2,640,000	$3,162,166
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	6,000,000	6,363,960
Jefferson County AL School Warrants (Lease Revenue, AGM Insured)	5.20	02/15/2012	1,000,000	998,510
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	3,480,000	3,272,314
Mobile AL Industrial Development Board Alabama Power Company Barry Series C (IDR) ±§	5.00	06/01/2034	3,000,000	3,366,540
				17,163,490

Alaska : 0.03%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM GO of Authority Insured)	6.00	07/01/2015	350,000	403,309

Arizona : 2.76%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.16	02/01/2042	2,750,000	2,552,303
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.01	02/01/2042	4,875,000	4,547,400
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00	07/01/2027	5,000,000	5,380,950
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	2,600,000	2,692,014
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	3,050,000	3,246,390
Goodyear AZ McDowell Road Commercial Corridor Improvement District (Miscellaneous Revenue, AMBAC Insured)	5.25	01/01/2020	2,290,000	2,486,368
Phoenix AZ Civic Improvement Corporation Series A (Port Authority Revenue)	5.00	07/01/2029	5,000,000	5,200,900
Pima County AZ IDA (Education Revenue)	7.00	07/01/2021	775,000	780,324
Pima County AZ IDA Series A (Education Revenue)	7.75	07/01/2035	1,000,000	1,010,360
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12/01/2015	915,000	982,856
Tempe AZ Series A (Tax Revenue)	4.00	07/01/2019	2,160,000	2,457,130
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured)	5.00	06/01/2021	1,450,000	1,501,591
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	325,000	327,389
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00	07/15/2013	135,000	139,212
				33,305,187

Arkansas : 0.69%
Pulaski AR Technical College Student Tuition & Fee (Education Revenue)	5.00	04/01/2041	7,000,000	7,194,180
Rogers AR Capital Improvement (Tax Revenue, XLCA Insured)	4.25	03/01/2031	950,000	1,077,547
				8,271,727

California : 13.13%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	4.78	10/01/2018	5,720,000	4,103,928
Alhambra CA Police Facilities (Lease Revenue, AMBAC Insured)	6.75	09/01/2023	4,175,000	4,905,166
Bass Lake CA Elementary School District Capital Appreciation Project Election 2006 Project (Tax Revenue, AGM Insured) (z)	6.29	08/01/2036	700,000	150,346
California DWR Power Supply Project Series L (Utilities Revenue)	5.00	05/01/2019	5,000,000	5,957,750
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	02/01/2024	1,800,000	1,902,060
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	1,000,000	1,054,410

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Public Works Board Department of Corrections Project Series A (Lease Revenue, AMBAC Insured)	5.00%	12/01/2019	$2,020,000	$2,156,108
California Public Works Department of General Services Buildings 8 & 9A (Lease Revenue)	6.25	04/01/2034	2,750,000	2,996,950
California State (Tax Revenue)	5.25	03/01/2024	5,000,000	5,515,050
California State (Tax Revenue)	5.25	03/01/2030	1,440,000	1,526,328
California State (Tax Revenue)	6.00	03/01/2033	2,260,000	2,557,891
California State DWR Power Supply (Water & Sewer Revenue)	5.00	05/01/2021	1,500,000	1,718,250
California State DWR Power Supply Subseries F-5 (Water & Sewer Revenue)	5.00	05/01/2022	7,035,000	7,985,640
California State Public Works Board University of California Institute Project C (Lease Revenue)	5.00	04/01/2030	1,400,000	1,427,902
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	1,890,000	2,041,200
California Statewide Community Devevelopment (Miscellaneous Revenue)	6.90	08/01/2031	1,915,000	1,965,326
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured) (z)	5.87	08/01/2027	930,000	372,037
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured) (z)	6.02	08/01/2029	2,005,000	696,116
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured) (z)	6.07	08/01/2030	1,000,000	324,220
Emery CA Unified School District CAB Election of 2010 Series A (Miscellaneous Revenue, AGM Insured)	6.25	08/01/2031	3,000,000	3,478,050
Gilroy CA Unified School District CAB BAN (Tax Revenue) (z)	1.57	04/01/2013	2,000,000	1,953,100
Glendora CA Unified School District CAB 2005 Election Project Series B (Tax Revenue, Assured Guaranty Insured) (z)	5.86	08/01/2031	2,100,000	667,800
Glendora CA Unified School District CAB 2005 Election Project Series B (Tax Revenue, Assured Guaranty Insured) (z)	6.00	08/01/2035	5,470,000	1,336,595
Lakeside CA Unified School District Election 2008 Series A (Tax Revenue) (z)	2.03	06/01/2014	1,745,000	1,652,585
Los Angeles CA Department Airports Series A (Port, Airport & Marina Authority Revenue)	4.00	05/15/2019	2,000,000	2,229,980
Los Angeles CA DW&P (Utilities Revenue)	5.25	07/01/2039	2,000,000	2,216,100
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.00	08/01/2021	3,000,000	3,617,790
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.25	08/01/2023	7,725,000	8,917,586
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	4.50	09/01/2019	1,925,000	2,104,429
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	5.00	09/01/2018	2,380,000	2,699,705
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00	07/01/2035	1,750,000	1,817,113
Los Angeles CA Schools Regionalized Business Services Project Series A (Lease Revenue, AMBAC Insured) (z)	4.31	08/01/2015	1,100,000	933,416
Nevada CA COP (Lease Revenue, NATL-RE Insured)	5.25	10/01/2019	1,215,000	1,215,170
New Haven CA Unified School District CAB Project (Tax Revenue, Assured Guaranty Insured) (z)	5.95	08/01/2033	6,000,000	1,571,640
New Haven CA Unified School District CAB Project (Tax Revenue, Assured Guaranty Insured) (z)	6.02	08/01/2029	790,000	274,280
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	1.59	07/01/2017	2,200,000	1,974,280
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	2.14	07/01/2019	18,500,000	15,327,435
Northern California Power Agency Series A (Utilities Revenue)	5.25	08/01/2023	5,150,000	5,734,628
Northern Humboldt CA High School District 2010 Election Series A (Tax Revenue)	6.50	08/01/2034	1,145,000	1,339,215
Oakland CA Unified School District Alameda County Election 2006 Project Series A (Tax Revenue)	6.50	08/01/2020	1,000,000	1,169,690
Pasadena CA PFA Rose Bowl Renovation Series A (Lease Revenue)	5.00	03/01/2021	1,655,000	1,926,883
Patterson CA Unified School District CAB 2008 Election Project Series B (Tax Revenue, FSA Insured) (z)	5.84	08/01/2033	3,000,000	806,070
Richmond CA Financing Authority Series A (Lease Revenue)	6.25	07/01/2024	2,000,000	2,169,280
Rio Hondo CA Community College District (Tax Revenue) (z)	5.28	08/01/2026	325,000	142,197
Rio Hondo CA Community College District (Tax Revenue) (z)	5.65	08/01/2030	2,860,000	946,088

2

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Roseville City CA Natural Gas Financing Authority (Energy Revenue)	5.00%	02/15/2015	$1,000,000	$1,056,880
Sacramento County CA Airport Systems (Airport Authority Revenue)	5.00	07/01/2025	2,000,000	2,146,360
San Diego CA Unified School District Election 1998 Series E-2 (Tax Revenue, AGM Insured)	5.50	07/01/2027	5,000,000	5,921,650
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13	09/01/2031	6,110,000	6,128,819
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	08/01/2030	1,355,000	1,336,138
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2019	1,000,000	1,116,160
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) (z)	4.21	08/01/2022	2,060,000	1,254,870
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00	07/01/2024	5,000,000	5,548,450
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	07/01/2013	100,000	109,577
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	07/01/2024	2,000,000	2,278,760
California State (Tax Revenue)	5.25	03/01/2024	5,000,000	5,515,050
California State (Tax Revenue)	5.25	03/01/2030	1,440,000	1,526,328
Sylvan CA Unified School District CAB Election 2006 (Tax Revenue, AGM Insured) (z)	5.78	08/01/2032	2,800,000	805,476
Sylvan CA Unified School District CAB Election 2006 (Tax Revenue, AGM Insured) (z)	5.80	08/01/2031	2,590,000	786,428
Tustin CA Unified School District Community District #88-1 Election 2008 Series B (Tax Revenue)	6.00	08/01/2036	1,500,000	1,728,690
University of California Revenues General Series Q (Education Revenue)	5.25	05/15/2024	2,155,000	2,425,754
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2016	300,000	331,275
Washington Township CA Health Care District Series A (Health Revenue)	5.13	07/01/2017	260,000	288,982
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	08/01/2022	2,560,000	2,789,606
West Contra Costa CA University (Education Revenue, Assured Guaranty Insured) (z)	4.13	08/01/2026	4,620,000	1,955,415
West Contra Costa CA University (Education Revenue)	5.25	08/01/2023	2,450,000	2,729,153
				158,316,226

Colorado : 0.30%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10/01/2017	1,065,000	1,084,585
Colorado State Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue) ±§	5.25	10/01/2038	125,000	137,600
North Range CO Metropolitan District # 1 (Tax Revenue, ACA Insured)	5.00	12/15/2015	250,000	240,620
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	2,045,000	2,142,158
				3,604,963

District of Columbia : 0.47%
District of Columbia Federal Highway Guaranteed Anticipation Bonds (Miscellaneous Revenue)	5.25	12/01/2025	2,630,000	3,046,802
District of Columbia Howard University Series A (Education Revenue)	5.75	10/01/2026	2,510,000	2,635,525
				5,682,327

Florida : 6.74%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11/01/2016	1,500,000	1,674,585
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,200,000	2,296,602
Cape Coral FL BAN (Water & Sewer Revenue)	6.00	10/01/2011	1,000,000	1,000,160
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±§	1.81	06/01/2014	4,000,000	4,021,200

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Connerton FL West Community Development District Series B (Miscellaneous Revenue) (s)(i)	5.13%	05/01/2016	$1,325,000	$531,855
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	5.00	09/15/2020	2,945,000	2,849,935
Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	7.00	06/15/2026	5,000,000	5,023,700
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2017	1,665,000	1,893,704
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2016	1,000,000	1,084,190
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2017	1,000,000	1,081,970
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±§	4.75	12/01/2015	560,000	567,588
Gulf Breeze FL Revenue Local Government (Miscellaneous Revenue, FGIC Insured) ±§	5.50	12/01/2015	850,000	852,108
Gulf Breeze FL Revenue Local Government Loan Series E (Miscellaneous Revenue, FGIC Insured)	5.00	12/01/2020	1,900,000	1,991,371
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) ±§	4.10	12/01/2020	3,000,000	3,174,240
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) ±§	4.20	12/01/2020	3,290,000	3,522,603
JEA Florida Electric Systems Subseries B (Utilities Revenue)	5.00	10/01/2019	2,950,000	3,173,227
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.26	10/01/2014	6,000,000	6,028,800
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	02/01/2019	2,150,000	2,296,695
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.75	02/01/2025	4,500,000	4,885,335
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.75	02/01/2026	2,000,000	2,153,960
Miami-Dade County FL Aviation Series A (Port Authority Revenue)	5.50	10/01/2019	3,000,000	3,467,730
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,121,090
Miami-Dade County FL IDA Series C (IDR) ±§	3.06	07/01/2032	5,800,000	5,800,000
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10/01/2024	2,950,000	3,244,823
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10/01/2022	3,000,000	3,361,710
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10/01/2013	865,000	913,397
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10/01/2015	930,000	1,016,369
Orange County FL School Board Certificates Partner Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	08/01/2016	1,000,000	1,130,310
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	100,000	106,352
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) ±§	5.35	03/15/2042	3,200,000	3,661,504
Seminole County FL School Board COP (Lease Revenue, AMBAC Insured)	5.50	07/01/2014	1,180,000	1,301,398
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10/01/2016	1,015,000	1,113,597
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10/01/2017	900,000	989,127
University of North Florida Financing Corporation Housing Project (Lease Revenue, NATL-RE FGIC Insured)	5.00	11/01/2016	2,515,000	2,830,758
USF Financing Corporation FL COP Master Lease Series A (Lease Revenue, AMBAC Insured)	5.00	07/01/2018	1,000,000	1,080,960
				81,242,953

4

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT - FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia : 1.65%
Fulton County GA Tuff Atlanta Housing Project Series A (Education Revenue, AMBAC Insured)	5.50%	09/01/2018	$2,765,000	$2,824,862
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	03/15/2021	5,000,000	5,441,500
Georgia Municipal Electric Authority Prerefunded Balance (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	10,000	11,362
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	930,000	1,073,871
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)	5.00	10/01/2017	2,500,000	2,759,075
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)	5.00	10/01/2019	5,000,000	5,468,450
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2022	1,250,000	1,304,838
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50	09/15/2022	1,000,000	1,008,160
				19,892,118

Guam : 0.63%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00	10/01/2015	1,000,000	1,022,570
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00	10/01/2017	2,195,000	2,242,697
Guam Government Department of Education John F Kennedy High School Series A (Lease Revenue)	6.00	12/01/2020	2,500,000	2,552,750
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2014	1,635,000	1,744,431
				7,562,448

Idaho : 0.29%
University of Idaho Series 2011 (Education Revenue) ±§	5.25	04/01/2041	3,000,000	3,501,300

Illinois : 13.39%
Aurora IL Series B (Tax Revenue)	4.90	12/30/2011	100,000	100,207
Champaign Coles IL Counties Community College District # 505 Series A (Tax Revenue)	4.00	12/01/2018	1,015,000	1,137,115
Chicago IL Board Education Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	3.09	12/01/2018	13,920,000	10,817,650
Chicago IL Board of Education Benito Juarez Community Academy Series G (Tax Revenue, NATL-RE Insured)	6.00	12/01/2022	1,630,000	1,805,730
Chicago IL O’Hare International Airport Third Lien Series C (Airport Authority Revenue, Assured Guaranty Insured)	5.25	01/01/2025	4,075,000	4,477,855
Chicago IL O’Hare International Airport Third Lien Series F (Airport Authority Revenue)	4.25	01/01/2021	735,000	779,056
Chicago IL Park District (Miscellaneous Revenue)	5.00	01/01/2036	1,500,000	1,578,585
Chicago IL Series A (Tax Revenue, AMBAC Insured)	5.00	01/01/2019	1,500,000	1,636,350
Chicago IL Series A (Tax Revenue)	5.25	01/01/2023	2,500,000	2,699,925
Chicago IL Series A Prerefunded (Tax Revenue, NATL-RE Insured) ±	5.65	01/01/2028	555,000	667,243
Chicago IL Series C (Tax Revenue)	5.00	01/01/2024	3,180,000	3,370,069
Chicago IL Series DCL 2008-068 (Miscellaneous Revenue, AMBAC Insured, Dexia Credit Local LOC) ±144A	2.65	01/01/2022	5,000,000	5,000,000
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12/01/2018	1,135,000	1,322,661
Chicago IL Project Series A (Miscellaneous Revenue) ±	5.44	01/01/2018	1,725,000	1,920,908
Cook County IL Series A (Miscellaneous Revenue)	5.25	11/15/2022	1,000,000	1,110,150
Dekalb Kane La Salle Counties IL Community College District (GO - State) (z)	4.85	02/01/2023	1,000,000	552,550
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	01/01/2017	2,020,000	2,195,215
Du Page County IL Community Unit School District #108 Lake Park Project (Tax Revenue, AGM Insured)	5.60	01/01/2021	2,000,000	2,096,740
Du Page County IL High School District (GO - State)	5.00	01/01/2021	1,000,000	1,089,880

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Eureka IL Eureka College Project 1998 Series B (Education Revenue) ±§	7.00%	01/01/2019	$560,000	$562,274
Huntley IL Special Service Area # 9 (Tax Revenue, Assured Guaranty Insured)	4.60	03/01/2017	1,565,000	1,685,474
Illinois State Development Finance Authority Art Institution Series A (Health Revenue, NATL-RE Insured) ±§	2.60	01/01/2019	3,655,000	3,420,568
Illinois State Education Facilities Authority Field Museum (Miscellaneous Revenue) ±§	4.13	11/01/2036	4,560,000	4,713,125
Illinois State Educational Facilities Authority (Miscellaneous Revenue) ±§	3.40	11/01/2036	1,275,000	1,328,627
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10/01/2019	1,550,000	1,669,133
Illinois State Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured)	5.00	11/15/2013	1,840,000	1,851,794
Illinois State Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.90	07/01/2013	1,270,000	1,227,988
Illinois State Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.95	07/01/2014	1,860,000	1,760,044
Illinois State Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	04/01/2021	4,585,000	4,774,315
Illinois State Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	01/01/2015	475,000	552,967
Illinois State Municipal Electric Agency Power Supply (Utilities Revenue, NATL-RE FGIC Insured)	5.00	02/01/2023	1,000,000	1,062,840
Illinois State Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE-IBC FGIC Insured)	5.25	02/01/2023	1,100,000	1,189,738
Illinois State Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75	06/01/2018	6,395,000	7,740,252
Illinois State (Tax Revenue, AGM Insured)	5.00	09/01/2016	585,000	643,705
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2020	3,000,000	3,173,310
Illinois State Series 1 (Tax Revenue, NATL-RE FGIC Insured)	6.00	06/15/2026	7,500,000	9,259,275
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	2,705,000	2,887,533
Illinois State Series A (Miscellaneous Revenue)	5.00	10/01/2016	5,000,000	5,327,650
Illinois State Series A (Miscellaneous Revenue, NATL-RE FGIC-TCR Insured)	5.25	10/01/2015	5,200,000	5,589,740
Illinois State Series B (Miscellaneous Revenue) ±	3.25	10/01/2033	10,575,000	10,575,000
Illinois State Series B (Tax Revenue)	5.00	06/15/2018	1,000,000	1,166,310
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	01/01/2026	3,500,000	3,851,225
Kane County IL School District #129 (Education Revenue, NATL-RE FGIC Insured)	5.00	02/01/2018	1,750,000	1,867,075
Lake County IL Community High School District #117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	3.38	12/01/2016	1,000,000	812,140
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	05/01/2013	1,200,000	1,272,468
Railsplitter IL Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	7,000,000	7,475,510
Regional Transportation Authority IL GO of Illinois (Tax Revenue, NATL-RE GO of Authority Insured)	6.50	07/01/2026	7,725,000	9,673,245
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	1,975,000	1,607,927
Tazewell County IL School District #51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2017	455,000	612,257
Tazewell County IL School District #51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2018	535,000	740,151
University of Illinois Auxiliary Facilities Systems (Education Revenue) (z)	3.60	04/01/2020	8,270,000	5,879,970
University of Illinois Auxiliary Facilities Systems (Education Revenue, NATL-RE Insured)	5.00	04/01/2032	425,000	437,062
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, AMBAC Insured)	5.50	04/01/2024	1,000,000	1,153,380
University of Illinois Board Trustees Series B (Lease Revenue, AGM Insured)	5.00	10/01/2020	2,000,000	2,161,160

6

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Will County IL Community Unified School District CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	3.37%	11/01/2018	$9,730,000	$7,412,606
				161,475,727

Indiana : 3.19%
Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Lease Revenue)	5.00	02/01/2020	1,000,000	1,042,720
Hammond IN Multi-School Building Corporation First Mortgage (Lease Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.00	07/15/2014	100,000	111,556
Indiana Bond Bank Special Learning Program (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2018	1,470,000	1,539,752
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	4.00	08/01/2017	1,000,000	1,096,330
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.00	08/01/2016	1,340,000	1,528,377
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue) ±	0.82	10/15/2022	900,000	726,021
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.00	10/15/2017	5,410,000	5,917,837
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.25	10/15/2016	500,000	554,225
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.74	11/15/2031	15,000,000	15,031,500
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60	11/01/2016	5,900,000	6,667,767
Jeffersonville IN Building Corporation First Mortgage Series C (Lease Revenue)	4.25	08/15/2017	980,000	1,065,221
Mt. Vernon IN School Building Corporation First Mortgage Series 2007 (Lease Revenue, AGM State Aid Withholding Insured)	5.00	07/15/2019	1,000,000	1,128,520
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	01/15/2015	270,000	286,980
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	01/15/2016	240,000	255,907
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	07/15/2016	360,000	385,225
University of Southern Indiana Student Fee Series J (Education Revenue, Assured Guaranty Insured)	5.00	10/01/2019	1,000,000	1,154,430
				38,492,368

Iowa : 0.89%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	07/01/2014	1,500,000	1,628,730
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2017	3,000,000	3,324,360
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2018	5,285,000	5,790,193
				10,743,283

Kansas : 1.93%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12/01/2023	6,200,000	6,558,980
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11/15/2021	1,300,000	1,452,529
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11/15/2026	550,000	574,607
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11/15/2030	3,550,000	3,682,841
Junction City KS (Miscellaneous Revenue)	5.00	09/01/2023	1,715,000	1,773,464
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13	04/01/2012	30,000	30,035
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2013	280,000	253,179
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2014	305,000	266,594
Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	1,445,000	1,126,262
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue) (z)	4.93	06/01/2021	9,000,000	5,347,530

7

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	$2,075,000	$2,160,324
				23,226,345

Kentucky : 1.53%
Kentucky Asset Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) ±	0.70	11/01/2027	4,825,000	4,167,111
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured) ±	0.72	11/01/2025	6,175,000	4,820,020
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	08/01/2019	1,265,000	1,480,898
University of Kentucky COP Master Street Lease # 4 (Lease Revenue)	4.45	06/18/2018	7,681,457	8,039,413
				18,507,442

Louisiana : 2.17%
Jefferson Parish LA Hospital Service District # 001 West Jefferson Medical Center Series A (Health Revenue, AGM Insured)	5.25	01/01/2013	500,000	501,545
Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA Insured) ±	4.25	04/15/2039	1,210,000	1,273,186
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2014	200,000	214,928
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2016	100,000	110,308
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2017	150,000	165,861
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.00	07/01/2015	505,000	534,376
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.13	07/01/2016	170,000	180,928
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.25	07/01/2017	55,000	58,650
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2014	100,000	100,349
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2016	740,000	729,803
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2019	1,465,000	1,375,093
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2020	500,000	462,435
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFC Insured)	5.00	07/01/2022	1,250,000	1,308,688
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2022	100,000	89,514
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	1,945,000	2,050,166
Louisiana State Correctional Facilities Corporation (Lease Revenue, AMBAC Insured)	5.00	09/01/2019	1,000,000	1,156,810
Louisiana Tobacco Settlement Financing Corporation (Tobacco Revenue)	5.88	05/15/2039	2,000,000	2,000,600
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2016	1,365,000	1,516,310
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2017	1,245,000	1,387,204
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2012	925,000	942,261
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2016	100,000	103,856
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.50	06/01/2016	690,000	760,594
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12/01/2016	1,350,000	1,546,830

8

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana (continued)
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50%	06/01/2020	$740,000	$745,128
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.63	06/01/2017	590,000	655,284
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	01/01/2019	5,000,000	5,186,150
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port Authority Revenue, NATL-RE Insured)	5.25	08/15/2013	1,000,000	1,035,670
				26,192,527

Massachusetts : 2.92%
Massachusetts Development Finance Agency Revenue Lasell College (Education Revenue)	5.00	07/01/2021	2,820,000	2,867,714
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50	04/15/2019	1,050,000	1,164,608
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55	04/15/2020	615,000	678,794
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	01/01/2017	2,000,000	2,275,600
Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50	01/01/2018	2,000,000	2,276,920
Massachusetts State (Tax Revenue, AGM Insured)	5.25	08/01/2025	5,000,000	5,638,800
Massachusetts State Floating Series A (Miscellaneous Revenue) ±	0.63	11/01/2018	2,650,000	2,467,813
Massachusetts State HEFA (Health Revenue) ±	1.04	07/01/2038	14,000,000	13,810,860
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured) ±	0.51	11/01/2019	4,175,000	3,985,413
				35,166,522

Michigan : 5.05%
Clinton MI Township Building Authority (Lease Revenue, AMBAC Insured)	5.50	11/01/2017	5,240,000	5,794,759
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	4,235,000	3,951,001
Detroit MI City School District Series A (Tax Revenue, FGIC Insured)	6.00	05/01/2021	2,030,000	2,350,030
Detroit MI City School District Series A (Tax Revenue, AGM Insured)	5.00	05/01/2019	8,000,000	8,414,640
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2014	1,000,000	1,096,200
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2018	3,000,000	3,399,000
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2020	1,700,000	1,910,749
Detroit MI Municipal Building Authority School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2014	600,000	636,786
Detroit MI Series A-1 (Tax Revenue, NATL-RE Insured)	5.00	04/01/2019	100,000	95,657
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	07/01/2033	2,285,000	2,730,895
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2015	1,000,000	1,107,530
Flint MI International Academy (Miscellaneous Revenue)	5.00	10/01/2017	515,000	503,526
Flint MI International Academy (Miscellaneous Revenue)	5.38	10/01/2022	2,270,000	2,091,578
Flint MI International Academy (Miscellaneous Revenue)	5.50	10/01/2027	435,000	381,512
Kent County MI (Tax Revenue)	5.00	01/01/2018	540,000	630,607
Kent County MI (Tax Revenue)	5.00	01/01/2025	1,000,000	1,098,660
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2018	1,025,000	1,037,536
Michigan Municipal Bond Authority School District of Detroit (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2016	5,000,000	5,341,750
Michigan Municipal Building Authority Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	05/01/2016	100,000	100,532
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11/01/2018	1,415,000	1,424,155
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10/01/2023	990,000	882,397
Michigan State Comprehensive Transportation Program (Tax Revenue)	5.25	05/15/2017	2,750,000	3,195,528

9

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan State Environmental Protection Program (Tax Revenue)	6.25%	11/01/2012	$240,000	$245,894
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	1,955,000	2,112,045
Michigan State Strategic Fund Limited Obligation Cadillac Place Office Building Project (Lease Revenue)	5.25	10/15/2025	4,165,000	4,495,409
Western Townships MI Utilities Authority (Tax Revenue)	5.00	01/01/2017	1,500,000	1,729,755
Wyandotte MI Series A (Utilities Revenue, Assured Guaranty Insured)	4.00	10/01/2016	500,000	548,755
				60,908,014

Minnesota : 1.16%
Becker MN PCR Northern States Power Series B (IDR) ±§	8.50	09/01/2019	3,800,000	4,084,620
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Authority Revenue, NATL-RE FGIC Insured)	5.00	01/01/2018	4,555,000	5,067,028
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	06/01/2013	85,000	93,826
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,365,000	1,565,341
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	07/01/2023	2,500,000	2,677,050
St. Paul MN Housing & Redevelopment Authority Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	09/01/2018	500,000	491,800
				13,979,665

Mississippi : 0.04%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00	03/01/2013	505,000	527,104

Missouri : 0.44%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00	04/15/2026	1,500,000	964,770
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	945,000	962,350
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	260,000	244,782
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	1,000,000	1,021,300
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	09/01/2018	1,085,000	1,060,577
Ozark MO COP Community Center Project (Lease Revenue)	4.50	09/01/2013	145,000	150,593
Ozark MO COP Community Center Project (Lease Revenue)	4.50	09/01/2014	170,000	179,070
Ozark MO COP Community Center Project (Lease Revenue)	4.55	09/01/2016	225,000	234,290
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Authority Revenue)	6.00	07/01/2019	415,000	481,222
				5,298,954

Nebraska : 0.06%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	04/01/2019	500,000	593,985
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25	09/01/2012	115,000	117,781
				711,766

Nevada : 2.54%
Clark County NV Unrefunded Balance (Miscellaneous Revenue)	5.00	06/01/2031	2,340,000	2,346,482
Clark County NV Series C (Airport Authority Revenue, AGM Insured)	5.00	07/01/2023	5,000,000	5,455,450
Clark County NV Airport Revenue Series D (Airport Authority Revenue)	5.00	07/01/2024	2,750,000	2,995,988
Clark County NV Las Vegas McCarran International Series A (Airport Authority Revenue)	5.00	07/01/2016	3,000,000	3,422,850
Clark County NV Las Vegas McCarran International Series A-2 (Airport Authority Revenue, AMBAC Insured)	5.00	07/01/2027	3,500,000	3,645,180
Clark County NV School District Series A (Tax Revenue, NATL-RE FGIC Insured)	5.00	06/15/2019	7,500,000	8,179,650

10

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT - FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada (continued)
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25%	12/01/2013	$895,000	$923,819
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50	06/01/2016	980,000	1,065,162
Reno-Sparks Indian Colony NV Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	06/01/2021	2,580,000	2,666,533
				30,701,114

New Hampshire : 0.19%
New Hampshire HEFA Exeter Project (Health Revenue)	6.00	10/01/2016	2,240,000	2,269,299

New Jersey : 4.02%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.63	12/01/2029	2,000,000	2,031,720
New Jersey Economic Development Authority (Tobacco Revenue, FGIC Insured)	5.00	06/15/2012	1,500,000	1,528,350
New Jersey Health Care Facility (Health Revenue, State Appropriations Insured)	5.75	10/01/2031	2,235,000	2,400,815
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12/01/2016	2,000,000	2,246,460
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	14,000,000	13,978,160
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	06/01/2016	500,000	551,685
New Jersey HFFA Atlantic City Medical Center Project (Health Revenue)	6.00	07/01/2012	820,000	843,788
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10/01/2016	765,000	830,889
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	03/01/2022	1,755,000	1,999,138
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	4,550,000	4,605,556
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2017	2,000,000	2,213,200
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2019	1,010,000	1,109,657
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	3,400,000	3,505,094
New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM-CR Insured)	5.50	12/15/2022	8,010,000	9,454,924
Trenton NJ (Tax Revenue, Assured Guaranty State Aid Withholding Insured)	5.00	07/15/2020	1,000,000	1,137,110
				48,436,546

New Mexico : 0.35%
New Mexico State Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	09/01/2025	2,325,000	2,476,823
New Mexico Mortgage Finance Authority SFMR Series B (Miscellaneous Revenue, GNMA/FNMA/FHLMC Insured)	5.00	03/01/2028	1,000,000	1,077,150
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	705,000	693,417
				4,247,390

New York : 4.12%
Brookhaven NY IDAG Methodist Project (Housing Revenue, North Fork Bank LOC) ±§	4.25	11/01/2037	165,000	165,201
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12/01/2014	510,000	493,945
Metropolitan NY Transportation Authority Series A (Transportation Revenue)	5.00	11/15/2020	5,000,000	5,480,050
Metropolitan NY Transportation Authority Series B (Tax Revenue, AGM Insured) ±	1.25	11/01/2022	5,000,000	5,000,000
Metropolitan NY Transportation Authority Series B-2 (Miscellaneous Revenue, AGM Insured) ±§(m)(n)(a)144A	0.34	11/01/2022	5,225,000	4,447,549
New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, CitiBank NA LOC)	4.50	11/01/2015	275,000	309,474
New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue)	5.00	05/01/2023	2,875,000	3,293,313
New York City NY Trust for Cultural Resources (Tax Revenue)	5.00	07/01/2031	2,000,000	2,036,940

11

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
New York NY Unrefunded Balance Series F (Tax Revenue, NATL-RE-IBC Insured)	5.13%	08/01/2013	$5,000	$5,019
New York State Dormitory Authority Hospital Series A (Health Revenue, FHA Insured)	6.00	08/15/2015	200,000	206,756
New York State Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE FGIC FHA Insured)	5.00	02/01/2014	880,000	947,074
New York State Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50	07/01/2022	2,000,000	2,241,320
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) ±§	0.90	05/01/2018	3,635,000	3,453,323
New York State Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	08/01/2018	1,500,000	1,631,910
New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	8,500,000	8,525,500
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50	01/01/2019	3,000,000	3,611,130
Port Authority NY & NJ Special Obligation (Port Authority Revenue)	5.00	12/01/2020	5,000,000	5,052,800
Tobacco Settlement Financing Corporation NY Series B (Tobacco Revenue, XLCA-ICR Insured)	4.00	06/01/2012	100,000	102,340
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	09/01/2020	1,430,000	1,611,295
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	04/01/2018	1,000,000	1,128,490
				49,743,429

North Carolina : 0.90%
Charlotte NC COP Series E (Lease Revenue)	4.00	06/01/2017	90,000	100,800
Craven County NC COP (Lease Revenue, NATL-RE Insured)	5.00	06/01/2023	4,400,000	4,804,360
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11/01/2014	1,600,000	1,755,536
North Carolina Eastern Municipal Power Agency Series B (Utilities Revenue)	5.00	01/01/2017	1,000,000	1,149,390
North Carolina Eastern Municipal Power Agency Unrefunded Balance Series B (Utilities Revenue, FGIC Insured)	5.50	01/01/2017	95,000	95,269
Pitt County NC COP School Facilities Project (Lease Revenue, NATL-RE Insured)	5.00	04/01/2023	2,755,000	3,000,498
				10,905,853

North Dakota : 0.23%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	06/30/2013	815,000	852,653
North Dakota State Housing Finance Agency Series D (Housing Revenue)	4.50	01/01/2029	1,820,000	1,952,278
				2,804,931

Ohio : 0.66%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	01/01/2014	500,000	521,825
American Municipal Power OH Incorporated Hydroelec Project Series C (Utilities Revenue)	5.25	02/15/2019	2,570,000	2,959,843
Kent Ohio State University General Receipts Series B (Education Revenue, Assured Guaranty Insured)	5.00	05/01/2018	1,165,000	1,349,559
Ohio State Building Authority (Lease Revenue)	5.00	10/01/2024	1,000,000	1,113,610
RiverSouth OH Authority Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12/01/2027	950,000	878,807
Summit County OH Port Authority (Port Authority Revenue)	5.25	01/01/2024	1,000,000	1,098,250
				7,921,894

Oklahoma : 0.56%
McClain County OK Economic Development Authority Blanchard Public Schools Project (Lease Revenue)	4.50	09/01/2016	400,000	440,116

12

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma (continued)
McClain County OK Economic Development Authority Newcastle Public Schools Project (Lease Revenue)	5.00%	09/01/2012	$350,000	$361,564
McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	1,970,000	2,239,240
Oklahoma Housing Finance Agency SFMR Homeownership Loan Program Series A (Housing Revenue, GNMA/FNMA Insured)	4.50	09/01/2024	3,505,000	3,686,384
				6,727,304

Pennsylvania : 4.91%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2024	1,500,000	1,641,915
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2025	1,500,000	1,628,580
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	0.89	02/01/2021	10,000,000	9,394,900
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured) ±	0.72	11/01/2026	3,000,000	2,517,210
Beaver County PA IDA PCR First Energy Series B (IDR) ±	3.00	10/01/2047	2,600,000	2,619,968
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12/15/2017	790,000	781,065
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	295,000	294,531
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	950,000	952,632
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±§	5.25	12/01/2033	5,000,000	5,068,750
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12/01/2033	3,975,000	4,029,418
Lycoming County PA College Authority (Education Revenue)	5.50	07/01/2026	3,000,000	3,301,680
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Municipal Government Guaranty Insured)	4.70	08/01/2017	565,000	597,917
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue) ±§	4.50	08/15/2032	1,170,000	1,257,142
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	1,500,000	1,523,790
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	1.21	12/01/2014	5,000,000	5,054,850
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	08/15/2017	955,000	957,330
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue)	7.00	05/01/2026	740,000	748,680
Philadelphia PA Eighteenth Series AGC (Energy Revenue, Assured Guaranty Insured)	5.25	08/01/2016	895,000	971,737
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00	08/01/2015	1,000,000	1,103,370
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00	08/01/2016	1,000,000	1,108,470
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25	08/01/2017	1,225,000	1,373,874
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	5.00	05/01/2016	360,000	358,819
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	6.25	05/01/2021	285,000	285,182
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00	08/01/2020	840,000	864,578
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	6,000,000	6,805,980
Reading PA School District (Education Revenue)	5.00	04/01/2021	3,620,000	4,001,801
				59,244,169

Puerto Rico : 1.11%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±§	0.69	07/01/2029	4,000,000	2,706,080
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	07/01/2019	3,000,000	3,293,790

13

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50%	12/01/2017	$2,000,000	$2,283,360
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95	07/01/2026	5,000,000	5,120,950
				13,404,180

Rhode Island : 0.58%
Providence RI Series A (Tax Revenue, AGM Insured)	4.00	01/15/2018	2,115,000	2,224,832
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2015	2,060,000	2,247,295
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2022	2,425,000	2,560,582
				7,032,709

South Carolina : 1.86%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	1,000,000	1,070,330
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	1.48	01/01/2012	12,297	12,070
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	4.40	01/01/2013	21,103	19,121
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	5.89	01/01/2014	22,075	18,274
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	6.87	01/01/2022	59,087	15,080
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	7.11	01/01/2015	23,869	17,743
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.28	07/22/2051	133,365	3,382
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.35	01/01/2042	230,675	13,571
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.78	01/01/2032	297,803	38,274
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	13.92	01/01/2020	47,106	13,852
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.91	01/01/2021	55,876	15,149
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.92	01/01/2019	43,307	13,517
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	15.93	01/01/2018	39,781	13,399
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	17.11	01/01/2017	35,996	13,212
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	19.13	01/01/2016	26,606	10,465
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	12.38	07/22/2051	51,744	413
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	14.91	01/01/2032	102,842	5,137
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2020	1,000,000	1,068,810
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00	12/01/2016	740,000	832,707
McCormick County SC Health Care Center Project Prerefunded (Health Revenue)	8.00	03/01/2019	1,255,000	1,466,367
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	01/01/2019	3,500,000	4,001,515
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	3,225,000	3,438,302
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	0.91	08/01/2039	1,980,000	1,948,201
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00	10/01/2022	6,450,000	6,915,561

14

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured)	5.25%	10/01/2022	$1,000,000	$1,096,100
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00	06/01/2018	390,000	390,488
				22,451,040

South Dakota : 0.12%
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.25	05/01/2015	500,000	449,255
Rapid City SD Airport Project (Airport Authority Revenue)	6.25	12/01/2026	920,000	999,166
				1,448,421

Tennessee : 1.96%
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue) ±§	2.50	07/01/2012	1,250,000	1,256,500
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured)	5.50	08/15/2019	725,000	858,088
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	735,000	772,955
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	2,000,000	2,071,000
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2017	1,640,000	1,686,379
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2018	1,000,000	1,014,500
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2015	1,165,000	1,216,458
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2016	1,820,000	1,877,567
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	8,030,000	7,985,674
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2020	5,000,000	4,946,000
				23,685,121

Texas : 7.72%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	3,425,000	3,562,274
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11/15/2024	1,370,000	1,531,331
Central TX Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2019	1,310,000	1,412,796
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured)	5.25	02/15/2014	1,640,000	1,695,875
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2014	1,000,000	1,041,070
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2016	1,000,000	1,056,260
Harris County TX Flood Control District (Utilities Revenue)	5.00	10/01/2023	530,000	606,468
Harris County TX Toll Road Project Series C (Tax Revenue, AGM Insured)	5.25	08/15/2027	4,000,000	4,808,840
Houston TX Airport Senior Lien Series A (Airport Authority Revenue)	5.00	07/01/2025	1,000,000	1,083,830
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11/15/2031	3,000,000	3,330,210
Midtown TX Redevelopment Authority (Tax Revenue, AMBAC Insured)	5.00	01/01/2020	1,495,000	1,555,353
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2016	1,135,000	1,268,680
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±§	1.15	07/01/2030	10,395,000	10,247,495
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50	08/15/2020	1,000,000	1,050,040
SA Energy Acquisition Public Facility Corporation Texas (Energy Revenue)	5.25	08/01/2015	1,265,000	1,344,695
Sabine River Authority TX PCR Electric Company Project Series A (Utilities Revenue) ±§	5.50	05/01/2022	2,560,000	2,530,739
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	14,425,000	15,275,931
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±§	0.93	09/15/2017	6,170,000	6,030,373

15

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) ±§	0.63%	09/15/2017	$9,550,000	$9,305,043
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	6.25	12/15/2026	2,500,000	2,612,400
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Energy Revenue) ±§	1.68	12/15/2026	735,000	514,294
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2032	2,000,000	2,245,080
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2033	2,000,000	2,242,160
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12/31/2031	3,500,000	3,919,405
Texas State PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50	02/15/2016	855,000	870,775
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	02/15/2018	860,000	868,454
Texas State PFA Uplift Education Series A (Miscellaneous Revenue)	5.00	12/01/2012	290,000	295,632
Tomball TX Independent School District Refunding School Building (Tax Revenue, PSF-GTD Insured) (z)	0.86	02/15/2015	825,000	794,351
University of Houston (Education Revenue)	5.00	02/15/2024	2,600,000	2,893,098
University of Houston Series B (Education Revenue)	5.25	07/01/2026	4,900,000	6,106,478
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE FHA Insured)	5.00	08/01/2016	920,000	1,006,121
				93,105,551

Utah : 0.48%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00	07/01/2018	3,700,000	3,925,108
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35	07/15/2017	775,000	752,424
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A	5.45	06/15/2017	340,000	331,041
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	06/01/2037	$970,000	$828,380
				5,836,953

Vermont : 0.16%
Burlington VT Airport Authority (Miscellaneous Revenue)	6.50%	12/15/2012	1,900,000	1,902,090

Virgin Islands : 1.36%
Virgin Islands PFA (Tax Revenue)	5.25	10/01/2029	1,890,000	1,906,178
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10/01/2019	3,000,000	3,363,360
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue)	6.00	10/01/2014	500,000	547,875
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	5,000,000	5,436,750
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10/01/2025	5,000,000	5,109,050
				16,363,213

Virginia : 0.45%
Chesterfield County VA IDA PCR Series A (IDR) ±§	5.88	06/01/2017	2,000,000	2,045,720
Marquis VA CDA (Miscellaneous Revenue)(i)	5.63	09/01/2018	1,800,000	1,305,000
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	03/01/2021	744,000	730,556
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2013	55,000	57,676
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2015	210,000	226,682
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	03/01/2020	1,070,000	1,078,571
				5,444,205

16

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington : 1.10%
Goat Hill Properties WA Government Office Building Project (Lease Revenue, NATL-RE County Guaranty Insured)	5.00%	12/01/2021	$1,410,000	$1,502,820
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE FGIC Insured)	5.00	01/01/2023	345,000	378,703
Washington TES Properties (Lease Revenue)	5.00	12/01/2024	1,480,000	1,613,052
Washington TES Properties (Lease Revenue)	5.50	12/01/2029	1,400,000	1,522,024
Washington Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2012	250,000	255,293
Washington Tobacco Settlement Authority (Tobacco Revenue)	6.50	06/01/2026	4,785,000	4,846,152
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2013	800,000	836,400
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2014	1,105,000	1,166,637
Washington State HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)	5.00	10/01/2015	1,010,000	1,099,173
				13,220,254

West Virginia : 0.28%
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue) ±§	4.85	05/01/2019	2,000,000	2,116,380
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	07/01/2020	1,100,000	1,273,151
				3,389,531

Wisconsin : 0.81%
Kenosha WI Unified School District # 1 Series A (Tax Revenue)	4.50	04/01/2015	1,620,000	1,789,209
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	06/01/2019	3,000,000	3,161,820
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.00	05/01/2013	20,000	20,859
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.15	05/01/2015	210,000	226,811
Wisconsin State HEFA (Health Revenue, AMBAC Insured)	5.50	02/15/2019	1,000,000	1,089,940
Wisconsin State HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)	4.75	07/01/2015	890,000	945,500
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) ±§(m)(n)(a)	0.58	06/01/2019	2,650,000	2,513,582
				9,747,721

Total Municipal Bonds and Notes (Cost $1,131,177,020)				1,174,208,683

	Yield		Shares

Short-Term Investments: 0.68%

Investment Companies : 0.66%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01%		7,998,807	7,998,807

			Principal
US Treasury Securities : 0.02%
US Treasury Bill #	0.05	10/13/2011	$200,000	199,999

Total Short-Term Investments (Cost $8,198,808)				8,198,806

17

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security		Value
Total Investments in Securities (Cost $1,139,375,828)*	98.03%	1,182,407,489
Other Assets and Liabilities, Net	1.97	23,755,600

Total Net Assets	100.00%	$1,206,163,089

±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,139,390,062 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,958,098
Gross unrealized depreciation	(6,940,671)

Net unrealized appreciation	$43,017,427

18

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$1,167,247,541	$6,961,142	$1,174,208,683

Short-term investments
Investment companies	7,998,807	0	0	7,998,807
U.S. Treasury securities	199,999	0	0	199,999

	$8,198,806	$1,167,247,541	$6,961,142	$1,182,407,489

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(377,458)	$0	$0	$(377,458)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$6,939,000
Accrued discounts (premiums)	12,756
Realized gains (losses)	0
Change in unrealized gains (losses)	9,386
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$6,961,142

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$9,386

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	60 Short	30-Year U.S. Treasury Bonds	$8,557,500	$(377,458)

The Fund had an average notional amount of $5,126,158 in short futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 94.64%

Guam : 1.00%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50%	11/01/2040	$1,000,000	$1,075,990
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2013	500,000	525,580
				1,601,570

Michigan : 0.84%
Flint MI International Academy (Miscellaneous Revenue)	5.50	10/01/2027	1,550,000	1,359,412

Minnesota : 89.55%
Anoka County MN Capital Improvement Series A (Tax Revenue)	5.00	02/01/2024	500,000	564,215
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	01/01/2031	1,500,000	1,604,250
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	08/01/2038	2,150,000	2,116,482
Becker MN PCR Northern States Power Series B (IDR) ±	8.50	09/01/2019	1,000,000	1,074,900
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Lease Revenue)	4.38	05/01/2024	185,000	189,046
Cuyuna Range MN Hospital District (Health Revenue)	4.75	06/01/2013	470,000	474,329
Dakota County MN Community Development Agency Single Family Mortgage (Housing Revenue, GNMA, FNMA, FHLMC Insured)	5.30	12/01/2039	539,466	577,736
Duluth MN Duluth Entertainment Convention Center Improvements Series A (Tax Revenue)	5.00	02/01/2034	1,000,000	1,056,580
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue)	5.60	11/01/2030	2,000,000	1,854,040
Elk River MN Independent School District # 728 Series A (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2021	3,400,000	3,766,622
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	5.50	11/01/2017	100,000	98,978
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11/01/2027	800,000	720,592
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.10	09/01/2014	580,000	586,345
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.20	09/01/2015	605,000	611,631
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.30	09/01/2016	560,000	566,149
Itasca County MN Independent School District # 318 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2017	2,785,000	2,825,745
Lakeville MN (Tobacco Revenue)	5.00	02/01/2013	160,000	162,512
Lakeville MN (Tobacco Revenue)	5.00	02/01/2016	180,000	182,225
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	05/01/2024	1,735,000	1,769,978
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11/01/2022	800,000	817,088
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25	12/01/2016	500,000	533,570
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63	12/01/2022	500,000	518,535
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88	12/01/2029	600,000	613,716
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±§(a)(m)(n)	0.35	11/15/2017	1,300,000	1,127,750
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured)	5.00	01/01/2018	1,000,000	1,145,090
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured)	5.25	01/01/2017	320,000	334,013
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured)	5.00	01/01/2020	2,000,000	2,077,640
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE FGIC Insured)	5.00	01/01/2022	2,000,000	2,087,620
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE FGIC Insured)	5.00	01/01/2018	1,000,000	1,112,410

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue)	5.25%	08/15/2025	$1,000,000	$1,104,280
Minneapolis MN Development Limited Tax Supported Bond (Miscellaneous Revenue)	6.00	12/01/2040	1,000,000	1,074,270
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11/15/2028	1,000,000	1,115,340
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured)	6.50	11/15/2038	1,900,000	2,151,579
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	02/01/2027	500,000	462,275
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	06/01/2013	5,000	5,519
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12/01/2016	555,000	604,517
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	06/01/2028	1,115,000	1,106,214
Minneapolis MN Various Convention Center (Tax Revenue) ±	0.50	12/01/2018	2,900,000	2,900,000
Minnesota Agricultural & Economic Development Board Essentia Health Series A (Health Revenue)	4.75	02/15/2015	2,000,000	2,062,420
Minnesota Agricultural & Economic Development Board Essentia Health Series E (Health Revenue, Assured Guaranty Insured)	5.00	02/15/2037	4,030,000	4,156,179
Minnesota Agricultural & Economic Development Board Evangelical Lutheran Project (Health Revenue)	6.00	02/01/2022	1,210,000	1,229,542
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 (Health Revenue, Assured Guaranty Insured)	4.00	02/15/2020	50,000	53,315
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 (Health Revenue, Assured Guaranty Insured)	5.00	02/15/2030	1,000,000	1,044,450
Minnesota Agricultural & Economic Development Board Health Care System Series A Unrefunded (Health Revenue, NATL-RE Insured)	5.50	11/15/2017	1,095,000	1,098,646
Minnesota State (Tax Revenue)	5.00	06/01/2020	1,115,000	1,287,334
Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50	05/01/2025	1,535,000	1,551,071
Minnesota State HEFAR Carleton College Series D (Education Revenue)	5.00	03/01/2030	2,000,000	2,182,200
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	5.00	10/01/2029	500,000	510,905
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	4.50	10/01/2021	300,000	313,371
Minnesota State HEFAR St. Benedict College Series V (Education Revenue)	5.00	03/01/2018	635,000	711,670
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10/01/2030	500,000	515,595
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10/01/2018	1,100,000	1,234,893
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2025	1,030,000	1,123,050
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2030	1,000,000	1,082,800
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	04/01/2029	1,000,000	1,052,990
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.25	04/01/2039	500,000	529,585
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	07/01/2034	555,000	560,150
Minnesota State Highway and Various Purposes (Tax Revenue)	5.00	08/01/2022	4,500,000	5,155,380
Minnesota State Housing Finance Agency (Housing Revenue)	4.20	07/01/2021	1,620,000	1,701,956
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75	07/01/2026	850,000	851,972
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25	07/01/2033	1,825,000	1,852,886
Minnesota State Housing Finance Agency Series A (Housing Revenue, NATL-RE Insured)	5.35	07/01/2017	445,000	463,650
Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90	07/01/2028	760,000	797,635

2

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
Minnesota State Housing Finance Agency Series D (Housing Revenue, AMBAC GO of Agency Insured)	5.80%	07/01/2021	$395,000	$415,437
Minnesota State Housing Finance Agency Series E (Housing Revenue, GO of Agency Insured)	5.90	07/01/2025	5,000	5,006
Minnesota State Municipal Power Agency (Utilities Revenue)	5.00	10/01/2037	1,100,000	1,142,130
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00	03/01/2020	1,500,000	1,837,965
Minnesota State Public Safety Commission (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	06/01/2019	2,325,000	2,818,598
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2025	500,000	540,080
Mounds View MN Independent School District # 621 Series A (Tax Revenue, South Dakota Credit Program Insured)	4.00	02/01/2022	530,000	588,035
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	02/01/2027	695,000	774,230
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	02/01/2029	375,000	417,634
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,500,000	1,720,155
Northern MN Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2018	820,000	962,311
Northern MN Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2021	615,000	692,465
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00	05/01/2026	1,000,000	920,570
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25	05/01/2035	900,000	809,190
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	02/01/2028	1,475,000	1,504,839
Plymouth MN COP Intermediate School District # 287 Series A (Lease Revenue)	5.00	02/01/2024	250,000	281,800
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	02/01/2018	1,520,000	1,844,794
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	02/01/2019	1,715,000	2,100,035
Rochester MN Series C (Utilities Revenue)	5.00	12/01/2030	1,000,000	1,068,370
Roseville MN Northwestern College Project (Education Revenue, M&I Bank LOC) ±§	0.19	11/01/2022	1,945,000	1,945,000
Saint Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12/01/2019	450,000	426,807
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	09/01/2017	1,500,000	1,585,680
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	09/01/2034	950,000	951,995
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	4.70	09/01/2019	550,000	576,961
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	5.13	09/01/2029	500,000	506,590
Southern MN Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)(z)	0.97	01/01/2015	1,030,000	997,658
Southern MN Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)(z)	3.34	01/01/2020	5,000,000	3,797,900
Southern MN Municipal Power Agency Series A (Utilities Revenue)	5.25	01/01/2030	2,000,000	2,166,380
St Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2021	500,000	514,000
St Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	08/01/2035	875,000	907,200
St. Cloud MN Centracare Health System Series A (Health Revenue)	5.13	05/01/2030	1,000,000	1,043,340
St. Louis Park MN Nicollett Health Services (Health Revenue)	5.50	07/01/2029	1,000,000	1,025,270
St. Michael MN Independent School District # 885 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2018	1,050,000	1,064,994
St. Michael MN Independent School District # 885 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2019	2,000,000	2,028,560
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11/15/2024	2,000,000	2,129,620

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Miscellaneous Revenue)	5.00%	12/01/2036	$1,500,000	$1,210,290
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2012	225,000	226,343
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2013	200,000	204,684
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2014	225,000	233,244
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2015	200,000	208,916
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.75	09/01/2026	650,000	582,673
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	6.00	09/01/2036	500,000	434,030
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	05/15/2018	1,700,000	1,702,329
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	05/15/2028	3,000,000	3,000,120
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10/01/2024	2,000,000	2,154,420
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC) ±§	0.30	12/01/2028	500,000	500,000
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (Tax Revenue)	5.13	12/01/2024	1,000,000	1,050,450
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	04/01/2021	1,180,000	1,393,769
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	04/01/2034	1,000,000	1,096,180
University of Minnesota Series C (Education Revenue)	5.00	12/01/2020	1,275,000	1,518,704
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	08/01/2025	5,000,000	5,583,550
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10/01/2025	2,085,000	2,109,874
Washington County MN Capital Improvement Plan Series A (Tax Revenue)	5.00	02/01/2021	2,495,000	2,878,831
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured)	9.75	01/01/2016	280,000	367,763
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00	01/01/2015	500,000	563,330
				143,948,525

Puerto Rico : 0.34%
Puerto Rico Electric Power Authority Series II Prerefunded (Utilities Revenue, XLCA Insured)	5.25	07/01/2022	25,000	26,187
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	500,000	526,280
				552,467

Virgin Islands : 2.91%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10/01/2014	750,000	804,300
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	1,120,000	1,113,426
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue)	6.75	10/01/2037	650,000	698,981
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	1,000,000	1,021,810

4

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00%	10/01/2039	$1,000,000	$1,037,260
				4,675,777

Total Municipal Bonds and Notes (Cost $144,743,969)				152,137,751

	Yield		Shares
Short-Term Investments: 4.49%

Investment Companies : 4.46%
Wells Fargo Advantage Minnesota Money Market Fund, Sweep Class (l)(u)	0.01		7,160,892	7,160,892

	Interest Rate		Principal
US Treasury Securities : 0.03%
US Treasury Bill #	0.02	12/22/2011	$50,000	49,998

Total Short-Term Investments (Cost $7,210,892)				7,210,890

Total Investments in Securities (Cost $151,954,861)*	99.13%			159,348,641
Other Assets and Liabilities, Net	0.87			1,400,395

Total Net Assets	100.00%			$160,749,036

±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(z)	Zero coupon security. Rate represents yield to maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $152,067,558 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,948,583
Gross unrealized depreciation	(667,500)

Net unrealized appreciation	$7,281,083

5

WELLS FARGO ADVANTAGE Minnesota Tax-Free Fund

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$151,010,001	$1,127,750	$152,137,751

Short-term investments
Investment companies	7,160,892	0	0	7,160,892
U.S. Treasury obligations	49,998	0	0	49,998

	$7,210,890	$151,010,001	$1,127,750	$159,348,641

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$3,887	$0	$0	$3,887

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$1,105,833
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	21,917
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$1,127,750

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$21,917

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolios.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	39 Short	5-Years U.S. Treasury Note	$4,776,891	$3,887

The Fund had an average notional amount of $3,655,785 in futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.85%

Alabama : 1.67%
Alabama Drinking Water Finance Authority Series A (Water & Sewer Revenue, AMBAC Insured)	5.13%	08/15/2016	$1,075,000	$1,087,320
Alabama Drinking Water Finance Revolving Federal Loan Series A (Water & Sewer Revenue, AMBAC Insured)	4.85	08/15/2022	800,000	800,896
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	01/01/2020	3,000,000	2,886,060
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	01/01/2018	775,000	769,443
Jefferson County AL Limited Obligation Subseries A-1 (Tax Revenue, AMBAC Insured) ±(m)§(n)	0.62	01/01/2027	1,675,000	1,172,500
Jefferson County AL Limited Obligation Subseries A-2 (Tax Revenue, AMBAC Insured) ±(m)§(n)	0.63	01/01/2027	2,350,000	1,645,000
Jefferson County AL Limited Obligation Subseries A-3 (Tax Revenue, AMBAC Insured) ±(m)§(n)	0.64	01/01/2027	2,175,000	1,522,500
Jefferson County AL Limited Obligation Subseries A-4 (Tax Revenue, AMBAC Insured) ±(m)§(n)	0.05	01/01/2027	150,000	105,000
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2014	2,860,000	2,747,631
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2015	460,000	437,166
Jefferson County AL Series C10 (Water & Sewer Revenue, AGM Insured) ±(m)(n)	0.35	02/01/2042	750,000	585,000
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured) ±(m)(n)	0.66	02/01/2042	2,500,000	1,950,000
Jefferson County AL Series C9 (Water & Sewer Revenue, AGM Insured) ±(m)(n)	0.34	02/01/2042	700,000	546,000
Jefferson County AL Subseries B1A (Water & Sewer Revenue, FGIC Insured) ±(m)(n)	0.68	02/01/2042	3,000,000	2,340,000
Jefferson County AL Subseries B1E (Water & Sewer Revenue, FGIC Insured) ±(m)(n)	0.67	02/01/2042	2,500,000	1,950,000
Lower AL Gas District Series A (Utilities Revenue, Societe Generale LOC) ±§	5.25	11/01/2027	15,400,000	15,400,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue) ±	4.35	08/01/2027	5,000,000	5,000,000
				40,944,516

Alaska : 0.12%
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured)	5.25	12/01/2021	3,000,000	3,000,090

Arizona : 4.53%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	1.06	01/01/2037	70,495,000	45,163,327
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.16	02/01/2042	7,730,000	7,174,290
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.01	02/01/2042	4,045,000	3,773,176
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	1,100,000	1,138,929
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2016	5,675,000	6,104,938
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2017	1,615,000	1,732,750
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,690,000	1,798,819
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project A (Tax Revenue, NATL-RE Insured)	5.00	07/01/2019	3,275,000	3,575,154
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue) §	7.75	05/01/2024	13,000,000	13,487,110
Maricopa County AZ Stadium Project (Miscellaneous Revenue, AMBAC Insured)	5.38	06/01/2017	2,770,000	2,650,558

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60%	12/01/2016	$700,000	$691,243
Pima County AZ IDA Constellation School Project (Lease Revenue)	7.00	01/01/2038	2,000,000	1,857,660
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12/01/2017	100,000	95,651
Pima County AZ IDA Legacy Traditional School Project (Miscellaneous Revenue)	8.50	07/01/2039	4,750,000	4,959,380
Pima County AZ IDA Series A (Education Revenue) §	7.75	07/01/2035	7,515,000	7,592,855
Pima County AZ IDA Series A (Education Revenue) §	8.13	07/01/2041	4,435,000	4,429,146
Tucson AZ Airport Authority Incorporated (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	12/01/2017	1,000,000	1,091,670
University Medical Center Corporation Arizona Hospital (Health Revenue)	6.50	07/01/2039	2,000,000	2,084,920
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00	07/15/2013	1,465,000	1,510,708
				110,912,284

Arkansas : 0.74%
Pulaski Technical College AR Student Tuition & Fee Capital (Education Revenue) §	5.00	04/01/2041	17,685,000	18,175,582

California : 15.15%
Access to Loans for Learning Student Loan Corporation CA Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	07/01/2025	2,500,000	2,291,725
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	4.78	10/01/2018	9,180,000	6,586,375
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	5.04	10/01/2019	12,000,000	8,049,600
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	5.26	10/01/2020	7,150,000	4,477,116
Alameda CA USD CAB Series A (Tax Revenue, AGM Insured) (z)	3.84	08/01/2018	3,000,000	2,310,180
Alameda County CA COP (Lease Revenue, NATL-RE Insured) (z)	5.89	06/15/2019	1,400,000	895,076
Alhambra CA USD CAB Election 2008 Series B (Tax Revenue, AGM Insured) (z)	6.33	08/01/2031	2,175,000	631,838
Alhambra CA USD CAB Election 2008 Series B (Tax Revenue, AGM Insured) (z)	6.35	08/01/2032	3,795,000	1,031,671
Alhambra CA USD CAB Election 2008 Series B (Tax Revenue, AGM Insured) (z)	6.35	08/01/2035	6,700,000	1,511,989
Alhambra CA USD CAB Election 2008 Series B (Tax Revenue, AGM Insured) (z)	6.36	08/01/2034	5,000,000	1,199,500
Alhambra CA USD CAB Series B (Tax Revenue, Assured Guaranty Insured) (z)	6.11	08/01/2031	7,500,000	2,272,875
Anaheim CA PFA Public Improvements Project Series C (Lease Revenue, First Security Bank LOC, AGM Insured) (z)	5.67	09/01/2022	1,250,000	678,625
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured) (z)	6.33	08/01/2037	1,305,000	260,830
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured) (z)	6.39	08/01/2038	1,900,000	352,203
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured) (z)	6.40	08/01/2039	2,005,000	348,108
California HFA MFHR Series B (Housing Revenue, AMBAC FHA Insured)	6.05	08/01/2016	590,000	590,602
California HFFA Persons Development (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	2,400,000	2,600,928
California HFFA Providence Health Services Series C (Health Revenue) ±144A(h)	6.50	10/01/2016	10,050,000	11,400,720
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	4,150,000	4,375,802
California Public Works Department of General Services Buildings 8 & 9A (Lease Revenue) §	6.25	04/01/2034	4,000,000	4,359,200

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00%	07/01/2020	$1,000,000	$986,000
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	07/01/2031	1,690,000	1,743,573
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured) ±(m)§(a)(n)	0.70	05/15/2029	1,900,000	1,814,819
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	08/15/2042	9,900,000	10,809,513
Castaic Lake Water Agency CA Water System Improvement Project (Water & Sewer Revenue, AMBAC Insured) (z)	4.73	08/01/2021	10,300,000	6,495,798
Colton CA USD CAB Series B (Tax Revenue, AGM Insured) (z)	6.10	08/01/2033	1,000,000	269,260
Colton CA USD CAB Series B (Tax Revenue, AGM Insured) (z)	6.10	08/01/2037	15,000,000	3,175,950
Colton CA USD CAB Series B (Tax Revenue, AGM Insured) (z)	6.11	08/01/2031	1,000,000	303,050
Colton CA USD CAB Series B (Tax Revenue, AGM Insured) (z)	6.11	08/01/2032	1,000,000	285,350
Colton CA USD CAB Series B (Tax Revenue, AGM Insured) (z)	6.21	08/01/2042	35,000,000	5,309,850
Corona-Norca CA USD CAB Election 2006 Series C (Tax Revenue, AGM Insured) (z)§	0.66	08/01/2039	2,920,000	2,425,615
Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	500,000	540,995
Escondido CA USD CAB Series A (Tax Revenue, Assured Guaranty Insured) (z)	6.02	08/01/2029	5,340,000	1,853,995
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured) (z)	5.43	08/01/2025	2,570,000	1,222,626
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured) (z)	5.64	08/01/2026	6,635,000	2,903,012
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured) (z)	5.74	08/01/2027	6,130,000	2,501,776
Gilroy CA USD CAB Series A (Tax Revenue, Assured Guaranty Insured) (z)	6.11	08/01/2032	9,800,000	2,796,430
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	6.15	08/01/2019	2,650,000	1,649,069
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) (z)	6.32	08/01/2020	2,755,000	1,590,820
Hawthorne CA School District CAB Series C (Tax Revenue, NATL-RE Insured) (z)	6.11	11/01/2025	1,265,000	541,888
Little Lake CA City School District CAB Series D (Tax Revenue) (z)	5.53	07/01/2027	1,265,000	534,855
Little Lake CA City School District CAB Series D (Tax Revenue) (z)	5.73	07/01/2029	1,470,000	539,196
M-S-R Energy Authority CA Series B (Utilities Revenue)§	6.13	11/01/2029	33,000,000	34,759,560
M-S-R Energy Authority CA Series B (Utilities Revenue)	6.50	11/01/2039	7,000,000	7,674,800
M-S-R Energy Authority CA Series C (Utilities Revenue)	7.00	11/01/2034	2,370,000	2,745,858
Madera County CA COP Valley Children’s Hospital (Health Revenue, NATL-RE Insured)	6.50	03/15/2015	450,000	479,399
Merced CA City School District CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	5.62	08/01/2024	1,375,000	674,616
Merced CA Union High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	4.80	08/01/2020	1,695,000	1,113,140
Modesto CA High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	5.40	08/01/2024	2,215,000	1,117,025
Modesto CA Irrigation District Financing Water Project (Water & Sewer Revenue, NATL-RE Insured) ±§	0.80	09/01/2027	11,685,000	7,955,966
Morongo Band of Mission Indians CA Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	03/01/2028	2,000,000	1,878,140
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.77	07/01/2017	13,560,000	12,168,744
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.80	07/01/2019	13,265,000	10,990,185
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.89	07/01/2027	41,660,000	30,276,822
Norwalk-La Mirada CA USD CAB Election 2002 Series E (Tax Revenue, Assured Guaranty Insured) (z)	6.07	08/01/2030	195,000	63,223
Norwalk-La Mirada CA USD CAB Election 2002 Series E (Tax Revenue, Assured Guaranty Insured) (z)	6.45	08/01/2038	30,000,000	5,475,000
Oak Grove CA School District CAB Series A (Tax Revenue) (z)	5.74	08/01/2027	6,250,000	2,550,750
Oak Grove CA School District CAB Series A (Tax Revenue) (z)	6.02	08/01/2029	6,650,000	2,308,814
Oakland CA University School District Alameda County Election of 2006 Series A (Tax Revenue)	6.13	08/01/2029	5,000,000	5,397,600

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	6.50%	08/01/2024	$1,000,000	$1,142,610
Ontario Montclair CA School District (Tax Revenue, Assured Guaranty Insured) (z)	5.98	08/01/2030	2,000,000	659,200
Ontario Montclair CA School District CAB (Tax Revenue, Assured Guaranty Insured) (z)	5.28	08/01/2028	1,500,000	622,755
Palo Alto CA USD CAB Election 2008 (Tax Revenue) (z)	5.09	08/01/2031	9,325,000	3,431,414
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	5.50	08/01/2024	5,125,000	2,552,455
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	5.66	08/01/2025	2,000,000	923,700
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	5.99	08/01/2027	1,720,000	675,478
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	6.06	08/01/2028	2,420,000	885,720
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	6.14	08/01/2029	3,345,000	1,137,467
Palomar CA College District CAB Election 2006 Series B (Tax Revenue) (z)	6.35	08/01/2032	1,740,000	473,019
Palomar CA Pomerado Health CAB Election 2004 (Tax Revenue) (z)	6.54	08/01/2039	18,915,000	3,162,210
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue, NATL-RE Insured) (z)	4.71	08/01/2019	4,340,000	3,009,486
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue) (z)	6.56	08/01/2038	10,000,000	1,773,600
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue) (z)	6.56	08/01/2034	12,575,000	2,886,088
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue) (z)	6.56	08/01/2035	13,880,000	2,986,837
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue) (z)	6.56	08/01/2036	6,615,000	1,334,642
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue) (z)	6.56	08/01/2037	5,000,000	945,800
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue) (z)	5.99	03/01/2027	2,095,000	843,238
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue) (z)	6.06	03/01/2028	4,450,000	1,669,729
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue) (z)	6.14	03/01/2029	4,520,000	1,576,260
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue) (z)	6.22	03/01/2030	6,725,000	2,176,210
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue) (z)	6.24	03/01/2031	2,185,000	662,558
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	5.75	12/01/2012	245,000	251,203
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	915,000	924,772
Rialto CA USD CAB Series A (Tax Revenue, NATL-RE Insured) (z)	6.16	06/01/2025	11,685,000	5,100,035
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	3,845,000	4,151,100
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25	07/01/2024	5,420,000	5,878,749
Rowland CA USD CAB Series B (Tax Revenue) (z)	6.33	08/01/2039	20,600,000	3,634,870
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured) ±	0.75	12/01/2035	24,000,000	16,322,160
San Bernardino CA USD CAB Series D (Tax Revenue, AGM Insured) (z)	6.45	08/01/2035	5,900,000	1,302,248
San Bernardino CA USD CAB Series D (Tax Revenue, AGM Insured) (z)	6.45	08/01/2036	5,000,000	1,035,850
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	1,040,000	1,034,602
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12/01/2020	2,000,000	2,006,000
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12/01/2021	2,585,000	2,621,164
San Buenaventura CA Community Mental Health System (Health Revenue) §	6.50	12/01/2022	2,500,000	2,518,200
San Buenaventura CA Community Mental Health System (Health Revenue) §	7.50	12/01/2041	4,000,000	4,070,480

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue) §	8.00%	12/01/2031	$1,500,000	$1,613,265
San Diego CA USD CAB Series A (Tax Revenue) (z)	5.51	07/01/2027	2,350,000	996,659
San Diego CA USD CAB Series A (Tax Revenue) (z)	5.58	07/01/2028	2,800,000	1,111,796
San Diego CA USD CAB Series A (Tax Revenue) (z)	5.67	07/01/2029	1,830,000	678,235
San Diego CA USD CAB Series A (Tax Revenue) (z)	5.85	07/01/2030	3,085,000	1,046,278
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.85	07/01/2030	2,750,000	932,663
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.90	07/01/2031	2,000,000	634,180
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.91	07/01/2032	1,500,000	447,870
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.91	07/01/2033	1,000,000	281,690
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.91	07/01/2034	2,000,000	531,500
San Diego CA USD CAB Series C (Tax Revenue) (z)	5.99	07/01/2035	1,500,000	369,195
San Diego CA USD CAB Series C (Tax Revenue) (z)	6.00	07/01/2036	14,395,000	3,332,011
San Francisco CA City & County International Airport Series A (Port, Airport, & Marina Authority Revenue)	4.90	05/01/2029	4,500,000	4,677,615
San Jose CA MFHR Lenzen Housing Series B (Housing Revenue, GNMA Insured)	5.45	02/20/2043	1,000,000	1,005,270
San Rafael CA City High School District CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	5.43	08/01/2025	2,905,000	1,381,996
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2015	300,000	330,756
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2018	4,285,000	4,793,844
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) (z)	4.83	08/01/2023	2,285,000	1,297,195
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) (z)	5.00	08/01/2024	2,265,000	1,199,363
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) (z)	5.12	08/01/2025	2,165,000	1,073,905
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) (z)	5.22	08/01/2026	1,525,000	708,957
South Pasadena CA USD CAB (Tax Revenue) (z)	5.73	08/01/2029	425,000	155,159
Student Education Loan Marketing Corporation CA Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	01/01/2018	4,975,000	4,388,249
Sylvan CA USD CAB (Tax Revenue, AGM Insured) (z)	6.33	08/01/2037	1,085,000	216,859
Tahoe Truckee CA USD CAB #2-A (Tax Revenue, NATL-RE FGIC Insured) (z)	5.50	08/01/2024	2,965,000	1,476,689
Union Elementary School District CA CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	3.93	09/01/2019	1,750,000	1,283,835
Union Elementary School District CA CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	4.82	09/01/2022	1,610,000	955,777
Union Elementary School District CA CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	5.18	09/01/2024	2,800,000	1,444,352
West Contra Costa CA USD 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) (z)	6.06	08/01/2028	11,355,000	4,155,930
West Contra Costa CA USD 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) (z)	6.23	08/01/2032	10,000,000	2,785,200
West Contra Costa CA USD CAB Series D-2 (Tax Revenue, AGM Insured) (z)	6.34	08/01/2036	20,000,000	4,244,200
Wiseburn CA School District CAB 2010 Election Series B (Tax Revenue, AGM Insured) (z)	6.56	08/01/2034	2,000,000	459,020
				370,539,467

Colorado : 2.38%
Aurora CO Housing Authority MFHR 6th Avenue Project Series A (Housing Revenue, U.S. Bank NA LOC)	5.70	12/01/2018	3,800,000	3,805,244
Colorado ECFA Academy of Charter Schools (Miscellaneous Revenue, XLCA Insured) §	5.50	05/01/2036	2,750,000	2,751,155
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	2,200,000	2,548,502
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12/15/2035	4,305,000	3,737,988

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75%	07/01/2019	$1,295,000	$1,244,793
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10/01/2017	335,000	341,161
Colorado ECFA Charter School Monument Academy Series A (Miscellaneous Revenue)	7.25	10/01/2039	500,000	510,560
Colorado ECFA Charter School Series A (Lease Revenue)	6.25	11/01/2040	4,285,000	4,496,550
Colorado ECFA Charter School Series B (Lease Revenue)	7.25	11/01/2034	4,330,000	4,435,089
Colorado ECFA Twin Peaks Charter Academy (Lease Revenue, Moral Obligation Insured) §	6.50	03/15/2043	1,290,000	1,367,336
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) 144A	5.75	12/01/2037	1,635,000	1,324,693
Colorado HFA Catholic Health Initiatives Series D (Health Revenue)	6.25	10/01/2033	4,000,000	4,424,080
Colorado HFA Series A2 (Housing Revenue, NATL-RE-IBC Insured)	6.50	08/01/2031	530,000	551,529
Colorado HFA Series B2 (Housing Revenue) §	7.10	04/01/2017	110,000	113,905
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured)	6.70	08/01/2017	465,000	495,904
Colorado HFA SFHR Series D-2 (Housing Revenue)	6.90	04/01/2029	200,000	212,670
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12/15/2020	475,000	493,468
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12/15/2025	455,000	469,246
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12/15/2040	3,905,000	4,031,444
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12/01/2017	3,655,000	3,871,595
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12/01/2020	3,730,000	3,841,452
E-470 Public Highway Authority CO CAB Senior Lien Series B (Transportation Revenue, NATL-RE Insured) (z)	4.75	09/01/2016	4,460,000	3,537,895
E-470 Public Highway Authority CO CAB Series B (Miscellaneous Revenue, NATL-RE Insured) (z)	6.02	09/01/2020	2,500,000	1,472,875
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Port, Airport, & Marina Authority Revenue)	5.15	05/01/2017	2,290,000	2,289,886
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port, Airport, & Marina Authority Revenue)	5.05	05/01/2015	390,000	391,439
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port, Airport, & Marina Authority Revenue)	5.25	05/01/2020	290,000	278,652
Larimer County CO School District # 1 (Tax Revenue, NATL-RE-IBC Insured)	7.00	12/15/2016	2,250,000	2,752,178
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	2,375,000	2,487,836
				58,279,125

Connecticut : 0.69%
Connecticut Development Authority Water Facilities (IDR, AMBAC-TCRS Insured)	6.15	04/01/2035	1,000,000	1,000,030
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	07/01/2016	900,000	901,908
Connecticut HEFA University of Hartford Series G (Education Revenue, Radian Insured)	5.25	07/01/2026	900,000	913,140
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured)	5.25	06/15/2022	2,000,000	2,035,180
Connecticut HFA Special Needs Housing Series 7 (Housing Revenue, AGM Insured)	5.00	06/15/2019	1,390,000	1,590,521
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon CT Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2014	5,355,000	5,372,082

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Connecticut (continued)
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon CT Incorporated Project Series A (Resource Recovery Revenue)	5.50%	01/01/2015	$5,000,000	$5,015,000
New Haven CT Escrowed to Maturity Series C (Tax Revenue, NATL-RE Insured)	5.00	11/01/2019	5,000	5,295
				16,833,156

District of Columbia : 0.41%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11/15/2021	6,515,000	6,713,121
District of Columbia HFA SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	5.85	12/01/2018	590,000	609,317
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	205,000	207,583
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10/01/2035	2,000,000	2,414,260
				9,944,281

Florida : 7.16%
Alachua County FL Health Facilities Authority Shands Teaching Hospital Series A (Health Revenue, NATL-RE Insured)	6.25	12/01/2016	4,000,000	4,459,560
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,200,000	2,296,602
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	05/01/2020	2,080,000	1,901,411
Collier County FL IDA Naples Community Hospital Incorporated Project (Health Revenue, Bank of America NA LOC) ±§	4.65	10/01/2034	2,000,000	2,006,280
Collier County FL School Board Refunding COP (Lease Revenue, AGM Insured)	5.25	02/15/2021	1,000,000	1,150,530
Connerton FL West Community Development District Series B (Miscellaneous Revenue) ^^(i)	5.13	05/01/2016	3,275,000	1,314,585
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75	11/15/2032	5,000,000	5,127,850
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12/15/2047	1,760,000	1,835,011
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12/15/2042	2,815,000	2,898,915
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2030	4,750,000	4,613,865
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2040	4,000,000	3,750,280
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	7.50	06/15/2033	5,775,000	5,905,746
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	7.63	06/15/2041	5,000,000	5,113,250
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±§	4.75	12/01/2015	175,000	177,371
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	05/01/2023	565,000	343,876
Heritage Isles FL Community Development District (Miscellaneous Revenue) ^^(i)	7.10	10/01/2023	2,150,000	408,500
Hollywood FL Community Redevelopment Agency (IDR)	5.13	03/01/2014	2,110,000	2,172,519
Indigo FL Community Development District Series C (Miscellaneous Revenue)	7.00	05/01/2030	2,700,000	1,987,686
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.75	10/01/2024	10,000,000	10,243,600
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.88	06/01/2025	5,000,000	5,150,450
Jacksonville FL HCFR Jacksonville Medical Center Series A (Health Revenue)	7.00	10/01/2029	3,470,000	3,326,481

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Jacksonville FL Port Authority (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured)	6.00%	11/01/2038	$5,000,000	$5,078,400
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	05/01/2031	1,375,015	1,347,570
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	05/01/2032	2,700,000	2,349,945
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	05/01/2032	1,765,000	1,764,788
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2026	3,055,000	3,290,174
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2027	5,355,000	5,721,336
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2028	2,180,000	2,378,249
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2029	4,000,000	4,329,320
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2030	2,000,000	2,149,140
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2031	2,000,000	2,138,360
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	04/01/2028	1,200,000	1,280,652
Miami-Dade County FL IDA Airis Miami II LLC Project (IDR, AMBAC Insured)	6.00	10/15/2025	1,815,000	1,605,150
Miami-Dade County FL IDA Series C (IDR) ±§	3.06	07/01/2032	5,000,000	5,000,000
Miami-Dade County FL Series C (Water & Sewer Revenue)	5.50	10/01/2025	5,000,000	5,541,000
North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	05/01/2019	1,117,000	1,117,112
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2020	6,285,000	6,629,732
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50	08/01/2013	630,000	694,840
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11/01/2028	2,000,000	2,182,340
Poinciana FL Community Development District Series A (Miscellaneous Revenue)	7.13	05/01/2031	2,805,000	2,805,140
Saint John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±§	4.75	01/01/2041	1,000,000	974,370
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11/15/2039	5,500,000	6,142,180
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11/15/2026	2,375,000	2,360,988
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11/15/2041	3,525,000	3,672,416
Seminole Tribe FL Series 2010A Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10/01/2017	2,950,000	2,870,026
Seminole Tribe FL Special Obligation Series A (Miscellaneous Revenue) §144A	5.50	10/01/2024	14,315,000	13,272,725
Seminole Tribe FL Special Obligation Series A (Miscellaneous Revenue) 144A	5.75	10/01/2022	6,400,000	6,384,512
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	08/15/2023	3,060,000	3,269,855
Stoneybrook FL Community Development District (Miscellaneous Revenue) ^^	7.00	10/01/2022	7,605,000	2,701,524
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured) (z)	4.44	10/01/2016	3,965,000	3,180,168
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2020	2,020,000	2,104,153
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2021	2,140,000	2,226,221
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2022	2,265,000	2,331,840
				175,078,594

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia : 1.92%
Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Housing Revenue, AMBAC Insured)	5.25%	12/01/2020	$1,315,000	$1,389,916
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	07/01/2018	2,640,000	2,696,047
Brunswick & Glynn County GA Memorial Hospital Authority 2005 Anticipation Certificates Southeast Georgia Health Systems Incorporated Project (Health Revenue, NATL-RE Insured)	6.00	08/01/2016	510,000	511,290
Cartersville GA (Tax Revenue)	6.70	01/01/2012	30,000	30,410
Chatham County GA Hospital Authority Memorial Health Medical Center Series A (Health Revenue)	6.13	01/01/2024	500,000	457,875
Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Tax Revenue, NATL-RE Insured)	5.50	10/01/2012	340,000	345,423
Forsyth County GA Hospital Authority Anticipation Certificates Georgia Baptist Health Care System Project (Health Revenue)	6.38	10/01/2028	465,000	601,189
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Estates Series C (Health Revenue)	7.25	11/15/2029	6,000,000	6,011,460
Georgia HFA SFHR Series A-2 (Housing Revenue, GO of Authority Insured)	5.45	12/01/2022	4,550,000	4,742,056
Georgia HFA SFHR Series B-2 (Housing Revenue, GO of Authority Insured)	5.35	12/01/2022	2,085,000	2,088,232
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2016	2,175,000	2,240,141
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2017	2,220,000	2,282,071
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2018	2,500,000	2,565,000
Georgia Municipal Electric Authority Power Series B (Utilities Revenue, NATL-RE-IBC Insured)	6.25	01/01/2017	1,000,000	1,205,730
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	01/01/2024	400,000	538,376
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	450,000	519,615
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2018	1,750,000	1,887,848
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2022	4,675,000	4,880,092
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50	09/15/2022	3,230,000	3,256,357
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2016	1,685,000	1,755,197
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2018	3,000,000	3,032,940
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	02/01/2025	3,870,000	3,969,962
				47,007,227

Guam : 0.63%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series B (Lease Revenue, ACA Insured)	4.50	10/01/2026	280,000	209,608
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11/01/2040	11,300,000	12,158,687
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.25	07/01/2017	1,155,000	1,128,423
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	450,000	447,683
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	09/01/2031	60,000	66,763
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,400,000	1,391,026
				15,402,190

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Hawaii : 0.00%
Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured)	5.75%	07/01/2030	$25,000	$25,187

Idaho : 0.72%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	6,300,000	7,177,401
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12/01/2033	3,000,000	3,339,810
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue)	6.50	12/01/2038	1,600,000	1,544,528
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	500,000	473,910
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	07/01/2039	2,500,000	2,633,450
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	07/01/2038	1,500,000	1,365,540
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	07/01/2015	30,000	30,065
Idaho Housing & Finance Association Series E Class I (Housing Revenue)	3.60	07/01/2033	290,000	292,964
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured)	6.15	01/01/2028	75,000	75,350
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	07/01/2014	245,000	249,405
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	07/01/2025	420,000	420,529
				17,602,952

Illinois : 12.38%
Aurora IL Series B (Tax Revenue)	5.85	12/30/2013	2,740,000	2,821,652
Chicago IL Board of Education CAB School Reform Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	4.02	12/01/2020	1,000,000	693,040
Chicago IL Board of Education CAB School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured) (z)	4.34	12/01/2021	39,635,000	25,579,240
Chicago IL Board of Education CAB School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured) (z)	4.67	12/01/2022	10,000,000	5,962,900
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured) ±§	2.75	03/01/2032	3,000,000	3,000,000
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured)	5.00	12/01/2025	1,000,000	1,027,700
Chicago IL CAB Project & Refunding Series A (Tax Revenue, NATL-RE Insured) ±§	5.56	01/01/2021	3,060,000	3,360,033
Chicago IL Series D (Miscellaneous Revenue, AGM Insured) ±§	4.25	01/01/2040	20,000,000	20,000,000
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (Miscellaneous Revenue) (z)	3.90	02/01/2019	500,000	376,005
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (Miscellaneous Revenue) §(z)	4.94	02/01/2022	1,000,000	603,010
DuPage County IL Community Unit School District # 46 School Building (Tax Revenue, AMBAC Insured) (z)	4.83	01/01/2023	23,450,000	13,690,814
DuPage County IL Special Service Area # 31Monarch Landing Project (Tax Revenue)	5.40	03/01/2016	160,000	156,494
Eureka IL Eureka College Project 1998 Series B (Education Revenue) ±§	7.00	01/01/2019	2,390,000	2,399,703
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	07/01/2020	125,195	90,055
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11/01/2038	5,000,000	5,540,050
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	07/01/2027	305,000	223,233
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	08/15/2039	5,000,000	5,492,400
Illinois Finance Authority Revenue IL Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	09/01/2018	1,315,000	1,351,031

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Finance Authority Student Housing (Education Revenue)	5.13%	10/01/2020	$5,000,000	$5,126,850
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	04/01/2031	8,000,000	8,397,280
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2014	2,830,000	2,866,677
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2015	1,730,000	1,751,885
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12/20/2041	6,520,000	6,679,544
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) (z)	4.94	06/15/2021	9,595,000	5,968,186
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) (z)	5.02	06/15/2022	2,650,000	1,556,186
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) (z)	5.16	06/15/2023	2,000,000	1,099,740
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2020	5,905,000	6,246,132
Illinois State (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	4,900,000	4,985,211
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2027	7,475,000	7,575,539
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2028	6,705,000	6,782,175
Illinois State (Tax Revenue)	5.50	01/01/2030	2,900,000	3,133,682
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue) §	6.88	10/01/2031	2,000,000	1,991,820
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue) §	7.13	10/01/2041	1,300,000	1,302,574
Illinois State Series 1 (Tax Revenue, NATL-RE FGIC Insured)	6.00	06/15/2026	5,000,000	6,172,850
Illinois State Series 1 (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.00	11/01/2026	3,000,000	3,485,250
Illinois State Series B (Miscellaneous Revenue) ±	3.25	10/01/2033	5,100,000	5,100,000
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2025	1,265,000	1,446,869
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2026	3,610,000	4,082,188
Kendall Kane & Will County IL CAB Bonds #308 (Tax Revenue, AGM Insured) (z)	5.29	02/01/2026	5,000,000	2,362,000
Kendall Kane & Will County IL CAB Bonds #308 (Tax Revenue, AGM Insured) (z)	5.45	02/01/2027	12,050,000	5,274,767
Lake County IL Community Consolidated School District # 24 Millburn CAB Bonds (Tax Revenue, NATL-RE FGIC Insured) (z)	3.16	12/01/2015	1,745,000	1,529,981
Lake County IL Community Consolidated School District # 38 CAB Bonds (Tax Revenue, AMBAC Insured) (z)	6.26	02/01/2024	5,435,000	2,542,276
Lake County IL Community High School District #117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	4.05	12/01/2016	3,080,000	2,501,391
Lake County IL School District # 038 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	5.32	02/01/2019	675,000	458,798
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	4.51	02/01/2016	795,000	654,547
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	4.82	02/01/2017	325,000	251,787
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	5.05	02/01/2018	3,925,000	2,859,088
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	5.52	02/01/2020	1,250,000	793,088
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	5.73	02/01/2021	600,000	353,814
Lake County IL Township High School District # 126 Zion-Benton CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	4.17	02/01/2020	910,000	644,043
McHenry & Kane County IL Community Consolidated School District # 158 Huntley CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	4.45	01/01/2019	765,000	555,153
Metropolitan Pier & Exposition Authority IL CAB McCormick Series A (Tax Revenue, NATL-RE Insured) (z)	5.01	12/15/2024	6,850,000	3,555,424
Metropolitan Pier & Exposition Authority IL CAB McCormick Series A (Tax Revenue, NATL-RE Insured) (z)	5.14	12/15/2025	6,600,000	3,205,092

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority IL CAB McCormick Series B (Tax Revenue, AGM Insured) (z)	5.29%	06/15/2027	$7,400,000	$3,253,632
Metropolitan Pier & Exposition Authority IL CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured) (z)	5.38	06/15/2028	29,980,000	12,328,076
Metropolitan Pier & Exposition Authority IL CAB McCormick Series PJ (Tax Revenue, NATL-RE FGIC Insured) (z)	5.48	06/15/2029	20,400,000	7,818,096
Railsplitter Tobacco Settlement Authority IL (Tobacco Revenue)	5.50	06/01/2023	14,650,000	15,645,175
Railsplitter Tobacco Settlement Authority IL (Tobacco Revenue)	6.25	06/01/2024	21,695,000	22,856,333
Regional Transportation Authority IL (Miscellaneous Revenue, AGM GO of Authority Insured)	5.75	06/01/2023	400,000	487,096
Riverdale IL (Miscellaneous Revenue) §	8.00	10/01/2036	4,400,000	4,534,156
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	2,525,000	2,055,704
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	03/01/2031	1,500,000	1,176,660
Tazewell County IL School District # 51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2023	555,000	826,229
Town of Cicero IL Series A (Tax Revenue, XLCA Insured)	5.25	01/01/2016	2,000,000	2,104,720
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) (z)	5.11	04/01/2025	765,000	386,287
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) (z)	5.19	04/01/2026	2,355,000	1,118,554
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) (z)	5.25	04/01/2027	2,435,000	1,088,762
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	04/01/2038	14,000,000	15,243,171
Will County IL Community USD # 201 U Crete-Monee CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	4.12	11/01/2019	7,370,000	5,293,429
Will County IL Community USD # 201 U Crete-Monee CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	5.09	11/01/2023	1,500,000	816,315
				302,691,642

Indiana : 0.38%
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue) ±§	0.82	10/15/2022	3,600,000	2,904,084
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	08/01/2039	2,000,000	2,180,960
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	02/15/2022	3,050,000	3,196,492
Indianapolis IN Local Public Improvement Series B (Miscellaneous Revenue)	6.00	01/10/2020	40,000	46,610
Valparaiso IN Economic Development Valparaiso Family YMCA (Miscellaneous Revenue)	6.00	12/01/2036	1,000,000	863,890
				9,192,036

Iowa : 0.25%
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	4.50	12/01/2031	1,400,000	1,111,656
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	5.00	12/01/2041	6,420,000	5,097,865
				6,209,521

Kansas : 1.55%
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13	04/01/2012	75,000	75,086
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	09/01/2026	1,165,000	762,038
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) ±	6.70	06/01/2029	245,000	249,131
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12/01/2036	425,000	444,546

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue) (z)	5.45%	06/01/2021	$33,400,000	$19,845,278
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00	12/01/2020	13,315,000	13,862,513
Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	3,320,000	2,587,674
				37,826,266

Kentucky : 1.92%
Kentucky Asset / Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) ±§	0.70	11/01/2027	22,030,000	19,026,210
Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured) ±§	0.72	11/01/2025	16,825,000	13,133,090
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) (z)	5.29	10/01/2023	4,320,000	2,305,195
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) (z)	6.26	10/01/2028	4,800,000	1,682,976
Kentucky EDFA Norton Hospital Center Incorporated Series B (Health Revenue, NATL-RE Insured) (z)	4.82	10/01/2020	9,300,000	6,047,511
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) ±§	5.95	10/01/2017	4,580,000	4,858,556
				47,053,538

Louisiana : 0.79%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2018	4,275,000	4,466,691
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Corporation Insured)	4.50	07/01/2038	375,000	264,371
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Corporation Insured)	5.00	07/01/2030	700,000	569,422
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2019	685,000	714,174
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	05/15/2030	1,885,000	1,887,281
New Orleans LA (Tax Revenue, FGIC Insured)	5.50	12/01/2021	1,700,000	1,925,726
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Port, Airport, & Marina Authority Revenue)	6.50	01/01/2040	5,950,000	6,337,881
New Orleans LA Aviation Board Restructuring Series A-1 (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured)	6.00	01/01/2023	655,000	760,416
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.75	06/01/2018	770,000	863,848
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2019	320,000	364,157
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2024	1,000,000	1,107,790
				19,261,757

Maine : 0.47%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, Assured Guaranty Insured)	5.88	12/01/2039	10,615,000	11,437,981

Maryland : 0.37%
Howard County MD COP Agricultural Land Preservation # 90-23 Series A (Lease Revenue)	8.00	08/15/2020	302,000	407,564
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	07/01/2022	1,000,000	1,008,570
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	07/01/2021	500,000	500,630

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Maryland (continued)
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50%	09/01/2031	$605,000	$631,662
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	09/01/2015	2,285,000	2,348,409
Maryland HEFA Anne Arundel Health Systems Series A (Health Revenue)	6.75	07/01/2039	2,500,000	2,833,025
Maryland HEFA Catholic Health Initiatives (Health Revenue)	6.00	12/01/2013	1,200,000	1,204,536
				8,934,396

Massachusetts : 1.99%
Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2031	2,510,000	2,865,993
Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	3,900,000	4,399,668
Massachusetts Educational Finance Authority Series 1 (Education Revenue)	6.00	01/01/2028	3,655,000	4,023,899
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	01/01/2020	3,665,000	3,886,366
Massachusetts Educational Finance Authority Series E (Education Revenue, AMBAC Insured)	5.30	01/01/2016	1,315,000	1,317,406
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) ±§	1.04	07/01/2038	25,000,000	24,662,250
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12/01/2034	100,000	99,349
Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue)	5.60	12/01/2019	5,425,000	5,442,306
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (Lease Revenue, AMBAC Insured)	5.50	01/01/2013	800,000	790,328
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured) ±	4.52	11/01/2020	1,200,000	1,132,944
				48,620,509

Michigan : 3.75%
Cesar Chavez Academy MI Incorporated COP (Lease Revenue)	8.00	02/01/2033	1,400,000	1,432,480
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	5,855,000	5,462,364
Detroit MI City School District Series A (Tax Revenue, AGM Q-SBLF Insured)	5.00	05/01/2019	7,640,000	8,035,981
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2030	3,150,000	3,273,417
Detroit MI Series A (Tax Revenue, AGM Insured)	5.00	04/01/2018	1,500,000	1,500,495
Detroit MI Sewage Disposal Revenue Refunding Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2020	5,000,000	5,211,300
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.25	07/01/2016	1,355,000	1,502,343
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series C-2 (Water & Sewer Revenue) §	5.25	07/01/2029	5,000,000	5,257,550
Jackson MI CAB Downtown Development (Tax Revenue, AGM Insured) (z)	6.08	06/01/2026	2,710,000	1,126,574
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	7.38	10/01/2020	1,000,000	1,082,950
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.00	10/01/2030	1,000,000	1,071,220
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.50	10/01/2045	8,000,000	8,679,920
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	6.50	10/01/2020	225,000	231,008
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	8.00	10/01/2040	1,175,000	1,224,209
Michigan Finance Authority Limited Obligation Hope Academy (Miscellaneous Revenue)	8.13	04/01/2041	2,385,000	2,499,027

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50%	12/01/2020	$490,000	$497,375
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12/01/2030	1,135,000	1,143,581
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12/01/2039	2,220,000	2,240,846
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	1,635,000	1,561,539
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12/01/2030	2,000,000	1,808,540
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11/01/2015	250,000	249,988
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25	11/01/2020	440,000	438,764
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.38	11/01/2030	2,920,000	2,951,040
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.50	11/01/2040	4,145,000	4,171,652
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	11/01/2021	150,000	129,075
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.80	11/01/2015	150,000	150,003
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2017	450,000	459,648
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2016	2,770,000	2,752,106
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2015	1,480,000	1,540,280
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2017	2,475,000	2,528,708
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2023	1,185,000	1,131,557
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	05/01/2016	1,000,000	960,070
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2017	450,000	423,702
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	4.00	05/01/2019	100,000	91,903
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) (z)	3.71	05/01/2016	175,000	147,744
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) (z)	4.00	05/01/2017	210,000	168,137
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) (z)	4.52	05/01/2019	75,000	53,357
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) (z)	4.73	05/01/2020	50,000	33,433
Michigan Municipal Bond Authority School District of Detroit (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2019	3,000,000	3,108,540
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	09/01/2039	2,500,000	2,714,675
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Q-SBLF Insured)	7.00	10/01/2036	1,222,500	1,124,382
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10/01/2023	975,000	869,027
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12/01/2030	2,085,000	2,162,812
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63	12/01/2039	4,170,000	4,333,005
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12/01/2014	500,000	553,105
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	07/01/2020	1,200,000	1,383,420

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan State Strategic Fund Series A (Lease Revenue, Assured Guaranty Insured)	5.25%	10/15/2021	$40,000	$43,814
Star International Academy MI COP (Lease Revenue)	6.13	03/01/2037	1,170,000	1,045,301
Wayne County MI Airport Authority Junior Lien (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00	12/01/2016	1,115,000	1,199,528
				91,761,495

Minnesota : 0.15%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	08/01/2038	750,000	738,308
Becker MN PCR Northern States Power Series A (IDR) ±§	8.50	09/01/2019	550,000	591,195
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11/01/2037	900,000	759,771
Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue)	7.50	12/01/2031	1,500,000	1,516,125
				3,605,399

Mississippi : 0.02%
Gulfport-Biloxi Regional Airport Authority MS Passenger Facilities Series A (Port, Airport, & Marina Authority Revenue, ACA Insured)	5.00	10/01/2022	450,000	379,895

Missouri : 1.33%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFC Insured)	4.00	04/15/2026	3,000,000	1,929,540
Desloge MO US Highway 67 State Street Redevelopment Project (Tax Revenue)	5.20	04/15/2020	95,000	89,298
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	345,000	351,334
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	09/01/2032	4,600,000	4,434,446
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	1,910,000	1,798,208
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	3,000,000	3,063,900
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10/01/2035	2,000,000	2,134,860
Ozark MO COP Community Center Project (Lease Revenue)	5.00	09/01/2026	460,000	462,958
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	500,000	546,505
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2016	1,500,000	1,658,400
St. Louis MO IDA Convention Center Hotel (IDR, AMBAC Insured) (z)	6.37	07/15/2019	4,375,000	2,684,631
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port, Airport, & Marina Authority Revenue)	6.25	07/01/2029	2,000,000	2,160,200
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port, Airport, & Marina Authority Revenue)	6.63	07/01/2034	2,000,000	2,181,080
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) (z)	6.13	07/15/2037	3,000,000	632,130
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) (z)	6.14	07/15/2032	5,000,000	1,421,950
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) (z)	6.14	07/15/2034	6,750,000	1,700,933
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) (z)	6.02	07/15/2031	5,000,000	1,545,850
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) (z)	6.13	07/15/2035	5,790,000	1,376,573
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) (z)	6.13	07/15/2036	3,500,000	783,370
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) (z)	6.15	07/15/2033	6,250,000	1,669,625
				32,625,791

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada : 0.32%
Clark County NV Airport Jet Project Series C (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.38%	07/01/2019	$3,000,000	$3,100,350
Director of The State of Nevada Department of Business & Industry Republic Services Incorporate Project (Resource Recovery Revenue) ±§	5.63	12/01/2026	300,000	334,263
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	06/01/2024	2,500,000	2,539,325
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.13	06/01/2027	1,900,000	1,910,431
				7,884,369

New Hampshire : 0.04%
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) (z)	10.44	01/01/2021	2,375,000	934,420
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) (z)	10.64	01/01/2025	250,000	64,195
				998,615

New Jersey : 3.46%
Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Group A (Health Revenue)	5.25	02/15/2020	5,000,000	5,072,150
Lakewood Township NJ School District (Tax Revenue, AMBAC Insured)	6.25	02/15/2012	400,000	408,244
Mercer County NJ Improvement Authority Special Services School District Series A (Lease Revenue, County Guaranty Insured)	5.95	12/15/2012	260,000	269,295
New Jersey COP Equipment Lease Purchase Series A (Lease Revenue)	5.25	06/15/2027	7,000,000	7,413,070
New Jersey Economic Development Authority Continental Airlines Incorporated (IDR)	6.63	09/15/2012	1,410,000	1,429,007
New Jersey Economic Development Authority School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±§	1.96	02/01/2018	3,000,000	3,021,930
New Jersey EDFA Department of Human Services Series A (Health Revenue)	5.70	07/01/2012	355,000	359,778
New Jersey HFFA Burdette Tomlin Memorial Hospital (Health Revenue)	5.60	07/01/2019	2,825,000	2,830,113
New Jersey Higher Education Assistance Authority Student Loan Series A-2 (Education Revenue) ±	1.28	06/01/2036	17,000,000	16,746,700
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC FHA Insured)	5.40	11/01/2017	1,200,000	1,201,212
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11/01/2017	815,000	816,989
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11/01/2013	2,530,000	2,537,059
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11/01/2014	840,000	842,646
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	05/01/2020	185,000	185,274
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11/01/2020	340,000	340,503
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	4,000,000	4,048,840
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	10,000,000	10,309,100
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	2,900,000	3,092,009
New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE FGIC Insured)	5.75	06/15/2025	10,000,000	11,751,100
New Jersey State Transportation Trust Fund Authority (Transportation Revenue)	6.00	12/15/2038	10,425,000	11,711,862
Stony Brook NJ Regional Sewer Authority Series B (Water & Sewer Revenue, GO of Authority Insured)	5.45	12/01/2012	215,000	220,865

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
West Windsor Township NJ Parking Authority (Transportation Revenue, Municipal Government Guaranty GO of Authority Insured)	6.10%	12/01/2012	$50,000	$50,238
				84,657,984

New Mexico : 0.09%
New Mexico Mortgage Finance Authority Single Family Mortgage Class I (GO - State, GNMA FNMA FHLMC Insured)	5.35	03/01/2030	1,400,000	1,545,656
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	725,000	713,088
				2,258,744

New York : 5.17%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12/01/2014	2,130,000	2,062,948
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	02/01/2041	10,005,000	10,271,233
Long Island NY Power Authority Electric Systems Series A (Utilities Revenue, BHAC Insured)	5.50	05/01/2033	4,000,000	4,402,840
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue)	6.50	11/15/2028	8,000,000	9,440,720
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue)	5.63	07/01/2016	10,000,000	10,711,000
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	06/15/2040	11,625,000	13,461,401
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	06/15/2040	5,000,000	5,712,100
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	01/15/2039	2,500,000	2,816,250
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) ±§	0.90	05/01/2018	6,435,000	6,113,379
New York State Dormitory Authority Series B (Tax Revenue)	5.75	03/15/2036	10,000,000	11,416,300
New York State Energy R&D Authority Brooklyn Union Gas Company Series B (Energy Revenue) ±§(x)	13.01	07/01/2026	4,300,000	4,316,426
New York State Energy R&D Authority Linked Savers & Ribs Brooklyn (Energy Revenue)§	6.95	07/01/2026	2,600,000	2,604,966
New York Urban Development Corporation (Housing Revenue)	5.88	02/01/2013	12,000,000	12,036,000
New York Urban Development Corporation Sub Lien (Housing Revenue, GO of Corporation Insured)	5.50	07/01/2016	6,965,000	6,992,860
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±§	5.55	11/15/2024	905,000	915,462
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) ±§	5.63	11/15/2024	2,500,000	2,529,400
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2014	915,000	1,036,210
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	685,000	826,329
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	65,000	83,820
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	12/01/2025	4,000,000	3,899,480
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±§144A	6.63	10/01/2035	10,000,000	10,055,400
Westchester NY Tobacco Asset (Tobacco Revenue)	5.00	06/01/2026	1,000,000	918,830
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	2,380,000	2,642,657

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00%	06/01/2041	$1,000,000	$1,060,360
				126,326,371

North Carolina : 0.40%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	01/01/2026	1,250,000	1,389,388
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	01/01/2024	2,000,000	2,405,940
North Carolina Medical Care Commission First Mortgage Series A (Housing Revenue)	5.75	10/01/2037	2,000,000	1,732,400
North Carolina Turnpike Authority Triangle Expressway Systems Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	4,000,000	4,339,640
				9,867,368

Ohio : 0.92%
Adams & Highland Counties OH Valley Local School District (Tax Revenue, NATL-RE Insured)	7.00	12/01/2015	1,730,000	1,909,453
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2016	1,500,000	1,581,165
Allen County OH Catholic Healthcare Series B (Health Revenue) §	5.25	09/01/2027	4,475,000	4,642,544
Kings OH Local School District (Tax Revenue, NATL-RE FGIC Insured)	7.50	12/01/2016	1,000,000	1,220,030
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured)	6.25	04/01/2020	2,500,000	2,948,200
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12/01/2019	3,600,000	4,083,768
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	02/15/2018	4,020,000	4,273,582
RiverSouth OH Authority Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12/01/2027	1,900,000	1,757,614
				22,416,356

Oklahoma : 0.56%
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25	08/15/2014	2,509,341	2,617,217
McAlester OK Public Works Authority Series A (Lease Revenue, FSA Insured)	5.75	02/01/2020	1,055,000	1,113,289
McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	5,000,000	5,683,350
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(m)§(a)(n)	0.58	06/01/2019	4,700,000	4,243,195
				13,657,051

Oregon : 0.21%
Oregon State Health Housing ECFA Aspen Foundation II Series A (Housing Revenue) §^^(i)	6.13	04/15/2029	1,370,000	732,457
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2012	395,000	395,261
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2013	2,855,000	2,854,800
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2014	1,100,000	1,092,179
				5,074,697

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania : 4.79%
Allegheny County PA Airport Authority Pittsburg International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE-IBC FGIC Insured) ±	5.00%	01/01/2016	$1,410,000	1,470,151
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	08/15/2039	5,000,000	5,240,850
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±§	0.89	02/01/2021	9,000,000	8,455,410
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12/15/2029	2,235,000	2,237,146
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured) ±	0.72	11/01/2026	14,675,000	12,313,352
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,275,000	1,272,973
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	860,000	862,382
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	2,110,000	2,110,000
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	07/01/2032	12,500,000	13,169,375
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	13,575,000	14,042,523
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75	07/01/2027	2,220,000	2,851,479
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.87	06/01/2027	5,100,000	3,629,109
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±§	5.25	12/01/2033	10,000,000	10,137,500
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±§	5.00	12/01/2033	4,625,000	4,688,316
Latrobe PA IDA College Street Vincent College Project (Education Revenue)	5.35	05/01/2015	1,165,000	1,179,388
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00	11/01/2018	665,000	796,550
Luzerne County PA Series E (Tax Revenue, FSA Insured)	8.00	11/01/2027	135,000	162,300
Penn Hills Municipality PA Compound Interest Bonds Series B (Tax Revenue, AMBAC Insured) (z)	3.02	12/01/2017	1,000,000	830,110
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80	06/01/2023	4,000,000	4,082,720
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	4,000,000	4,033,640
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	5,750,000	5,642,475
Pennsylvania EDFA Water Facilities Pennsylvania-American Water Company Project (Water & Sewer Revenue)	6.20	04/01/2039	5,000,000	5,502,750
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2015	1,625,000	1,780,870
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2016	680,000	748,857
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25	08/01/2017	3,340,000	3,745,910
Philadelphia PA Municipal Authority (Lease Revenue)	4.70	04/01/2015	970,000	1,028,821
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	1,860,000	2,109,854
Scranton PA School District Prerefunded (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	04/01/2017	2,155,000	2,163,254
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	6.25	06/01/2022	750,000	787,410
				117,075,475

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico : 0.70%
Puerto Rico Commonwealth Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00%	07/01/2018	$2,000,000	$2,267,400
Puerto Rico Electric Power Authority Refunding LIBOR Series UU (Utilities Revenue) ±§	0.87	07/01/2031	4,235,000	2,773,247
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±§	0.69	07/01/2029	14,000,000	9,471,280
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	1,845,000	2,049,315
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	460,000	484,178
				17,045,420

Rhode Island : 0.13%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	3,295,000	3,296,977

South Carolina : 2.95%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	7.00	12/01/2013	815,000	843,468
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	1,780,000	1,865,226
Berkeley County SC School District Installment Lease Securing Assets for Education (Lease Revenue)	5.25	12/01/2024	1,760,000	1,832,142
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	05/01/2017	400,000	508,280
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue) ±(h)	5.25	12/01/2013	15,000,000	16,284,900
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District # 1 Series B (Lease Revenue, AGM Insured)	5.00	12/01/2026	2,295,000	2,404,701
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured)	5.88	12/01/2013	1,540,000	1,546,129
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	7.48	01/01/2012	56,254	55,216
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	8.04	01/01/2013	96,519	87,456
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	8.61	01/01/2014	100,958	83,576
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.40	01/01/2015	109,160	81,144
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.52	07/22/2051	609,859	15,466
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.67	01/01/2042	1,054,839	62,056
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	10.50	01/01/2032	1,361,800	175,019
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.02	01/01/2022	270,213	68,961
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.91	01/01/2021	255,522	69,277
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	15.74	01/01/2020	215,428	63,347
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	17.14	01/01/2019	198,059	61,820
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	18.70	01/01/2018	181,929	61,276
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	20.67	01/01/2017	164,621	60,424
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	24.13	01/01/2016	121,679	47,859
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	12.70	07/22/2051	236,623	1,891
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	15.70	01/01/2032	470,285	23,491

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
Fort Mill SC Fort Mill School Facilities Corporation (Lease Revenue)	5.25%	12/01/2019	$2,075,000	$2,277,126
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2024	7,415,000	7,711,452
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2026	3,420,000	3,510,562
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2018	250,000	274,020
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2020	1,340,000	1,432,205
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2021	2,870,000	3,046,448
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2022	1,405,000	1,481,825
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2023	6,950,000	7,286,172
Lancaster SC Educational Assistance Program School District Lancaster County Project (Lease Revenue)	5.00	12/01/2026	2,895,000	2,959,443
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00	12/01/2031	2,890,000	2,970,544
Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	760,000	834,024
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	01/01/2019	210,000	278,191
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2014	290,000	327,874
Scago Educational Facilities Corporation for Colleton School District (Lease Revenue, Assured Guaranty Insured)	5.00	12/01/2015	150,000	168,924
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10/01/2029	2,805,000	2,955,600
South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue, AGM Insured)	6.35	07/01/2019	295,000	299,183
South Carolina Housing Finance & Development Authority Mortgage Series B-1 (Housing Revenue, AGM Insured)	5.75	07/01/2015	225,000	226,015
South Carolina State Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	6,445,000	6,871,272
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) (z)	5.12	10/01/2030	980,000	374,282
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) (z)	5.14	10/01/2031	1,835,000	663,609
				72,251,896

South Dakota : 0.56%
Education Loans Incorporated South Dakota (GO - State, Guaranteed Student Loans Insured) §	5.45	06/01/2020	3,250,000	3,251,723
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.50	05/01/2019	2,000,000	1,633,520
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.60	05/01/2020	1,440,000	1,151,626
Rapid City SD Series A (Airport Revenue)	6.75	12/01/2031	1,020,000	1,106,394
Rapid City SD Series A (Airport Revenue)	7.00	12/01/2035	750,000	818,010
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11/01/2013	245,000	229,533
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11/01/2023	1,290,000	951,388
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2012	300,000	306,897
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2013	320,000	337,181
South Dakota EDFA Pooled Loan Program McEleeg Project Series B (IDR)	5.00	04/01/2014	370,000	396,618
South Dakota EDFA Pooled Loan Program Midstates Print Series A (IDR)	5.50	04/01/2018	535,000	546,615

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
South Dakota (continued)
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88%	04/01/2028	$2,860,000	$2,972,627
				13,702,132

Tennessee : 1.48%
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Port, Airport, & Marina Authority Revenue)	5.20	07/01/2026	900,000	844,317
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2021	7,000,000	6,907,110
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2025	5,000,000	4,871,450
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2015	500,000	527,550
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	3,015,000	3,122,033
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	02/01/2022	2,000,000	1,968,180
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2017	1,935,000	1,989,722
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2018	3,200,000	3,246,400
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2018	3,575,000	3,574,750
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	9,200,000	9,149,216
				36,200,728

Texas : 8.25%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.25	08/15/2026	550,000	559,427
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.75	08/15/2041	2,000,000	2,048,880
Central Texas Regional Mobility Authority CAB (Transportation Revenue) (z)	6.04	01/01/2026	3,000,000	1,284,660
Central Texas Regional Mobility Authority CAB (Transportation Revenue) (z)	6.14	01/01/2027	3,000,000	1,192,650
Central Texas Regional Mobility Authority CAB (Transportation Revenue) (z)	6.33	01/01/2031	4,000,000	1,205,000
Central Texas Regional Mobility Authority CAB (Transportation Revenue) (z)	6.43	01/01/2035	1,250,000	287,588
Central Texas Regional Mobility Authority CAB (Transportation Revenue) (z)	6.51	01/01/2040	1,000,000	164,110
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE FGIC Insured) ±	0.00	01/01/2016	440,000	401,465
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) (z)	5.63	01/01/2023	3,455,000	1,847,699
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	01/01/2025	2,000,000	2,070,160
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) (z)	5.95	01/01/2025	5,000,000	2,298,850
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) (z)	6.21	01/01/2028	2,225,000	823,495
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) (z)	6.29	01/01/2029	4,000,000	1,374,120
Dallas TX Independent School District School Building (Tax Revenue, PSF-GTD Insured)	6.38	02/15/2034	10,000,000	12,271,100
Dallas-Fort Worth TX International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	6.25	11/01/2028	1,130,000	1,134,475
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2016	1,200,000	1,254,120
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2017	755,000	778,488
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2016	825,000	871,415
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2019	1,400,000	1,432,270
Garza County TX Public Facilities Corporation (Lease Revenue)	5.75	10/01/2025	1,750,000	1,765,855
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12/01/2035	11,000,000	12,432,420

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00%	06/01/2013	$500,000	$535,465
Houston TX Water Conveyance COP Series H (Lease Revenue, AMBAC Insured)	7.50	12/15/2015	1,400,000	1,619,870
Houston TX Airport System Series C (Port, Airport, & Marina Authority Revenue, XLCA Insured) ±(m)§(a)(n)	0.48	07/01/2032	7,400,000	6,655,176
Houston TX Water Conveyance Systems COP Series H (Lease Revenue, AMBAC Insured)	7.50	12/15/2014	1,000,000	1,123,160
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	750,000	809,033
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	08/15/2021	6,165,000	6,330,037
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	08/15/2041	6,500,000	6,729,190
Lewisville TX Combination Contract (Miscellaneous Revenue)	6.75	10/01/2032	2,330,000	2,358,426
Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	7.25	05/15/2037	4,905,000	6,046,982
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	05/15/2037	5,000,000	5,394,850
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	05/15/2037	95,000	105,350
Sabine River Texas Authority Electric Company Project Series B (Resource Recovery Revenue) ±§	5.75	05/01/2030	7,865,000	7,775,103
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2022	1,735,000	1,828,811
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2023	1,000,000	1,045,920
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2024	750,000	777,660
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10/01/2035	403,954	410,805
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	02/01/2036	751,275	752,515
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) ^^(i)	6.38	11/01/2036	8,400,000	3,075,324
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	05/15/2017	1,400,000	1,468,614
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,230,000	1,229,914
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	02/15/2023	9,900,000	10,631,511
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2021	5,915,000	6,142,136
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2023	7,810,000	8,084,443
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.00	12/15/2016	450,000	466,160
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.25	12/15/2019	1,045,000	1,051,834
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.25	12/15/2024	4,760,000	4,562,650
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	6,965,000	7,375,865
Texas Municipal Gas Acquisition & Supply Corporation I Series D (Energy Revenue)	6.25	12/15/2026	19,400,000	20,272,224
Texas Municipal Gas Acquisition & Supply Corporation I Sub Lien Series C (Energy Revenue) ±§	1.68	12/15/2026	1,250,000	874,650
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±§	0.71	09/15/2027	5,000,000	3,865,200
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±§	0.93	09/15/2017	6,165,000	6,025,486

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) ±§	0.63%	09/15/2017	$22,895,000	$22,307,743
Texas Municipal Gas Acquisition & Various Senior Lien Series B (Energy Revenue) ±§	0.93	12/15/2026	3,500,000	2,524,655
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured) (z)	0.92	09/01/2015	40,000	38,572
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.75	12/01/2027	235,000	235,947
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.88	12/01/2036	880,000	866,844
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	02/15/2018	2,025,000	2,044,906
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±§	6.35	10/01/2034	850,924	896,534
				201,837,812

Utah : 0.73%
Carbon County UT Solid Waste Disposal Laidlaw Environmental Project Series A (IDR)	7.45	07/01/2017	1,000,000	1,012,500
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11/15/2021	1,570,000	1,428,967
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	02/15/2022	900,000	821,016
Utah Housing Finance Agency SFHR Series C-2 (Housing Revenue, FHA VA Mortgages Insured)	5.75	07/01/2021	10,000	10,030
Utah Housing Finance Agency SFHR Series E-1 (Housing Revenue, FHA VA Mortgages Insured)	5.38	07/01/2018	15,000	15,112
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	07/15/2046	6,480,000	6,780,218
Utah State Charter School Finance Authority MTN (Miscellaneous Revenue)	8.00	07/15/2030	2,135,000	2,216,344
Utah State Charter School Finance Authority MTN (Miscellaneous Revenue)	8.00	07/15/2041	3,910,000	4,000,751
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	06/01/2037	1,945,000	1,661,030
				17,945,968

Virgin Islands : 1.58%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue)	6.75	10/01/2037	5,750,000	6,183,320
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2018	435,000	454,980
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2019	300,000	311,442
Virgin Islands PFA Series B (Tax Revenue)	5.00	10/01/2025	5,850,000	5,883,696
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2016	4,040,000	4,386,753
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2018	8,860,000	9,588,735
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	2,000,000	2,174,700
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2022	5,500,000	5,677,485
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	4,000,000	4,087,240
				38,748,351

Virginia : 1.54%
Dulles Town VA CDA Special Assessment Tax (Miscellaneous Revenue)	6.25	03/01/2026	8,480,000	8,480,933
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	09/01/2016	500,000	501,410
Henrico County VA IDA Solid Waste Browning Ferris Industrial South Atlantic Incorporated Series A (Resource Recovery Revenue)	5.88	03/01/2017	3,750,000	3,759,225

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia (continued)
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Lease Revenue, Radian Insured)	5.63%	07/15/2017	$1,000,000	$1,001,280
Marquis VA CDA (Miscellaneous Revenue) (i)	5.63	09/01/2018	1,855,000	1,344,875
Montgomery County VA IDA (Lease Revenue, AMBAC Insured)	5.50	01/15/2020	1,120,000	1,148,504
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	03/01/2021	3,774,000	3,705,804
Richmond VA IDA Student Housing University Real Estate Foundation (Education Revenue)	5.45	01/01/2021	1,000,000	1,021,560
Roanoke VA IDA Hospital Carilion Health Systems Series A (Health Revenue, NATL-RE Insured)	5.50	07/01/2018	3,670,000	3,772,099
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue)	5.10	02/01/2014	470,000	480,241
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	04/01/2019	3,100,000	3,210,174
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	10/01/2019	3,100,000	3,207,911
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured)	5.50	05/01/2016	30,000	30,424
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	03/01/2020	1,118,000	1,126,955
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±§	5.50	01/01/2015	2,630,000	2,806,920
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±§	5.50	01/01/2015	1,890,000	2,017,140
				37,615,455

Washington : 2.09%
Ocean Shores WA Local Improvement Number 2007-01 (Miscellaneous Revenue)	7.25	02/01/2031	5,000,000	5,540,850
Port of Sunnyside WA (Port, Airport, & Marina Authority Revenue)	6.63	12/01/2021	2,250,000	2,415,713
Seattle WA Housing Authority (Housing Revenue, AGM Insured) §	5.15	11/01/2027	5,255,000	5,310,808
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	5.50	06/01/2012	250,000	255,293
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	19,590,000	19,840,360
Washington Health Care Facilities Authority Catholic Health Initiatives Series D (Health Revenue) ±144A(h)	6.38	10/01/2016	16,000,000	17,643,680
				51,006,704

West Virginia : 0.01%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	06/01/2015	215,000	219,023

Wisconsin : 1.73%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	08/01/2015	385,000	381,674
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	08/01/2025	1,765,000	1,574,927
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	08/01/2035	1,765,000	1,494,602
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	02/15/2039	1,500,000	1,559,400
Oneida Tribe of Indians WI (Tax Revenue) 144A	5.50	02/01/2021	7,300,000	7,991,821
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±§	5.00	12/01/2027	2,800,000	2,835,112
Wisconsin State HEFA Aurora Health Care Incorporated A (Health Revenue)	5.25	04/15/2024	1,000,000	1,039,590
Wisconsin State HEFA Aurora Medical Group Incorporated Project (Health Revenue, AGM Insured)	5.75	11/15/2025	1,205,000	1,206,759
Wisconsin State HEFA Children’s Hospital Wisconsin B (Health Revenue)	5.38	08/15/2024	500,000	557,155
Wisconsin State HEFA Fort Health Care Incorporated Project (Health Revenue)	6.10	05/01/2034	3,715,000	3,742,937
Wisconsin State HEFA Marshfield Clinic (Health Revenue, NATL-RE Insured)	5.75	02/15/2027	9,870,000	9,871,777

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Wisconsin State HEFA Marshfield Clinic Series B (Health Revenue)	6.00%	02/15/2025	$2,000,000	$2,006,440
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured)	5.13	02/15/2022	1,300,000	1,327,690
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) ±(m)§(a)(n)	0.58	06/01/2019	7,000,000	6,639,679
				42,229,563

Wyoming : 0.67%
Evansville WY Polypipe Incorporated Project (IDR, JPMorgan Chase & Company LOC)	4.65	12/01/2016	4,625,000	4,860,228
West Park Hospital District WY Series A (Hospital Revenue)	6.38	06/01/2026	2,000,000	2,145,200
West Park Hospital District WY Series A (Hospital Revenue)	6.50	06/01/2031	1,000,000	1,084,270
West Park Hospital District WY Series A (Hospital Revenue)	7.00	06/01/2040	4,600,000	5,010,780
West Park Hospital District WY Series B (Hospital Revenue)	6.50	06/01/2027	500,000	539,395
West Park Hospital District WY Series B (Hospital Revenue)	7.00	06/01/2035	1,085,000	1,185,254
Wyoming Community Development Authority (Housing Revenue) §	6.50	07/01/2043	1,600,000	1,665,424
				16,490,551

Total Municipal Bonds and Notes (Cost $2,374,666,470)				2,442,152,487

	Yield		Shares
Short-Term Investments: 0.33%

Investment Companies : 0.19%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		4,773,763	4,773,763

	Interest Rate	Maturity Date	Principal
U.S. Treasury Securities : 0.14%
US Treasury Bill #	0.06	12/22/2011	$2,800,000	2,799,894
US Treasury Bill #	1.17	10/13/2011	600,000	599,998
				3,399,892

Total Short-Term Investments (Cost $8,173,753)				8,173,655

Total Investments in Securities (Cost $2,382,840,223)*	100.18%			2,450,326,142
Other Assets and Liabilities, Net	(0.18)			(4,507,290)

Total Net Assets	100.00%			$2,445,818,852

±	Variable rate investment.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	Underlying security in inverse floater structure.
(x)	Inverse floating rate security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
^^	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

(s)	Security is currently in default with regards to scheduled interest and/or principal payments.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,382,855,345 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$106,124,917
Gross unrealized depreciation	(38,654,120)

Net unrealized appreciation	$67,470,797

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$2,410,983,618	$31,168,869	$2,442,152,487

Short-term investments
Investment companies	4,773,763	0	0	4,773,763
U.S. Treasury securities	3,399,892	0	0	3,399,892

	$8,173,655	$2,410,983,618	$31,168,869	$2,450,326,142

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(4,594,286)	$0	$0	$(4,594,286)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$23,633,772
Accrued discounts (premiums)	68,911
Realized gains (losses)	250,078
Change in unrealized gains (losses)	781,920
Purchases	9,721,250
Sales	(3,287,062)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$31,168,869

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$781,920

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value At September 30, 2011	Net Unrealized Gains (Losses)
December 2011	750 Short	10-Year U.S. Treasury Notes	$97,570,313	$(569,784)
December 2011	688 Short	30-Year U.S. Treasury Bonds	98,126,000	(4,024,502)

The Fund had an average notional amount of $163,091,045 in futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 96.72%
California : 0.97%
New Haven CA Unified School District (Tax Revenue, Assured Guaranty Insured) (z)	6.27%	08/01/2033	$5,665,000	$1,483,890

Guam : 1.41%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11/01/2026	2,000,000	2,150,740

Illinois : 1.83%
Chicago IL CAB (Education Revenue, NATL-RE FGIC Insured) (z)	6.10	01/01/2033	10,000,000	2,788,600

North Carolina : 74.33%
Board of Governors of the University of North Carolina Series 1 (Education Revenue)	5.00	10/01/2034	4,235,000	4,519,592
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	08/01/2035	5,000,000	5,351,750
Charlotte NC AMT Series B (Airport Revenue)	5.00	07/01/2020	1,480,000	1,615,716
Charlotte NC AMT Series B (Airport Revenue)	5.50	07/01/2024	810,000	878,072
Charlotte NC Certifications Partner Series E (Lease Revenue)	5.00	06/01/2023	3,650,000	4,080,627
Charlotte NC Series A (Airport Revenue)	5.50	07/01/2034	2,500,000	2,701,575
Charlotte-Mecklenburg North Carolina Hospital Authority (Health Revenue)	5.00	01/15/2027	1,885,000	2,015,385
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12/01/2020	3,450,000	3,452,208
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	12/01/2019	790,000	938,370
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	11/01/2025	1,000,000	1,145,220
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	11/01/2026	1,000,000	1,135,110
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	11/01/2027	1,000,000	1,126,910
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	03/01/2023	600,000	688,254
Forsyth County NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2017	3,745,000	4,255,181
Johnston NC Memorial Hospital Authority (Health Revenue)	5.25	10/01/2036	5,000,000	5,209,400
Mecklenburg County NC COP Series B (Lease Revenue)	5.00	02/01/2018	700,000	826,560
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2022	1,035,000	1,210,515
Nash County NC (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10/01/2030	2,750,000	2,997,418
New Hanover County NC (Health Revenue, AGM Insured)	5.13	10/01/2031	1,800,000	1,893,438
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.00	01/01/2021	3,000,000	3,736,620
North Carolina Housing Finance Agency Series 25-A (Housing Revenue) ±	4.65	07/01/2021	2,925,000	2,978,996
North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.10	07/01/2013	210,000	210,559
North Carolina Housing Finance Agency Series 9-A (Housing Revenue)	5.60	07/01/2016	1,775,000	1,777,840
North Carolina Medical Care Commision Healthcare Facilities (Health Revenue)	5.00	01/01/2018	500,000	556,905
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	06/01/2029	2,000,000	2,152,660
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10/01/2020	1,095,000	1,107,593
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10/01/2027	1,000,000	917,630
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10/01/2031	2,000,000	1,804,760
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10/01/2036	1,500,000	1,332,585
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.50	06/01/2015	2,365,000	2,438,079
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	07/01/2033	1,000,000	955,240
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured)	5.38	10/01/2014	2,485,000	2,489,846

1

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00%	01/01/2021	$2,720,000	$3,121,390
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2030	1,550,000	1,626,741
North Carolina Port Authority Series B (Airport Revenue)	5.00	02/01/2025	3,540,000	3,727,054
North Carolina State Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured)	5.00	05/01/2026	4,455,000	4,938,858
North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	6,500,000	7,051,915
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10/01/2026	1,000,000	1,116,730
Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11/01/2028	2,500,000	2,748,700
Raleigh NC Series A (Water & Sewer Revenue)	5.00	03/01/2036	5,000,000	5,367,950
University of North Carolina at Chapel Hill Series A (Education Revenue)	5.00	12/01/2034	3,100,000	3,272,639
University of North Carolina Wilmington Student Housing Project COP (Education Revenue, NATL-RE FGIC Insured)	5.00	06/01/2022	1,000,000	1,063,740
University of North Carolina Wilmington Student Housing Project COP (Education Revenue, Assured Guaranty Insured)	5.00	06/01/2032	2,910,000	3,061,320
Wake County NC (Miscellaneous Revenue)	5.00	01/01/2027	2,200,000	2,545,576
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	02/01/2017	5,000,000	5,124,100
				113,267,327

Pennsylvania : 1.40%
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	06/01/2028	2,000,000	2,135,800

Puerto Rico : 5.69%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.69	07/01/2029	6,000,000	4,059,120
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95	07/01/2026	3,000,000	3,072,570
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.25	08/01/2014	1,500,000	1,540,845
				8,672,535

Tennessee : 1.95%
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2026	1,020,000	994,225
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2021	2,000,000	1,973,460
				2,967,685

Texas : 1.27%
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	5.63	12/15/2017	1,825,000	1,932,657

Virgin Islands : 7.87%
Virgin Islands PFA (Miscellaneous Revenue)	5.00	10/01/2029	1,500,000	1,491,195
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10/01/2019	3,500,000	3,923,920
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75	10/01/2037	2,500,000	2,688,400
Virgin Islands PFA Series B (Miscellaneous Revenue)	5.00	10/01/2025	1,000,000	1,019,820
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2014	1,710,000	1,827,956
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2022	1,000,000	1,032,267
				11,983,558

Total Municipal Bonds and Notes (Cost $140,530,364)				147,382,792

2

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name		Yield		Shares	Value

Short-Term Investments: 1.71%

Investment Companies : 1.65%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)		0.01%		2,508,598	$2,508,598

			Maturity Date	Principal
US Treasury Securities : 0.06%
US Treasury Bill#		0.02	12/22/2011	$100,000	99,996

Total Short-Term Investments (Cost $2,608,598)					2,608,594

Total Investments in Securities (Cost $143,138,962)*	98.43%				149,991,386
Other Assets and Liabilities, Net	1.57				2,389,738

Total Net Assets	100.00%				$152,381,124

(z)	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investment.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $143,138,962 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,341,806
Gross unrealized depreciation	(489,382)

Net unrealized appreciation	$6,852,424

3

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$147,382,792	$0	$147,382,792

Short-term investments
Investment companies	2,508,598	0	0	2,508,598
U.S. Treasury securities	99,996	0	0	99,996

	$2,608,594	147,382,792	$0	$149,991,386

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$7,574	$0	$0	$7,574

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011 the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolios.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	76 Short	5-Year U.S. Treasury Note	$9,308,813	$7,574

As of September 30, 2011, the Fund had an average notional amount of $7,600,956 in short futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.38%

Florida : 0.39%
Jacksonville FL Economic Development Commission Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.50%	10/01/2030	$1,000,000	$1,010,000

Pennsylvania : 91.46%
Allegheny County PA (GO - Local)	5.00	05/01/2021	1,635,000	1,832,786
Allegheny County PA (GO - Local)	5.50	05/01/2024	4,675,000	5,195,982
Allegheny County PA Airport Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	1,145,000	1,236,966
Allegheny County PA Higher Education Building Authority Chatham College Series A (Education Revenue)	5.38	09/01/2028	5,000,000	4,999,850
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Health System Series A (Health Revenue)	5.00	09/01/2018	2,800,000	3,237,780
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	0.89	02/01/2021	4,000,000	3,757,960
Allegheny County PA Port Authority (Tax Revenue)	5.75	03/01/2029	3,000,000	3,346,200
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	06/01/2030	1,880,000	2,035,025
Berks County PA (Tax Revenue)	5.00	11/15/2022	2,000,000	2,301,880
Berks County PA Municipal Hospital Authority Reading Hospital & Medical Center Project (Health Revenue, NATL-RE Insured)	5.70	10/01/2014	1,145,000	1,213,757
Bethlehem PA Water Authority (Water & Sewer Revenue)	5.00	11/15/2016	1,500,000	1,618,530
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	03/15/2027	1,700,000	1,503,531
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12/15/2017	790,000	781,065
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12/15/2027	2,370,000	2,179,665
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,565,000	1,562,512
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	01/01/2036	5,000,000	4,530,450
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11/01/2039	1,200,000	1,260,996
Dauphin County PA (GO - Local, XLCA Insured)	5.00	11/15/2022	1,000,000	1,087,990
Dauphin County PA General Authority Office & Parking-Riverfront Office Project (Lease Revenue)	6.00	01/01/2025	3,845,000	3,020,824
Delaware County PA Chester Community Charter School Series A (Education Revenue)	5.00	08/15/2020	1,795,000	1,731,295
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	4,050,000	4,189,482
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	07/01/2017	2,000,000	2,240,240
Fleetwood PA Area School District (GO - Local)	5.25	06/01/2019	450,000	501,831
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11/01/2031	2,500,000	2,760,575
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured) ±	5.25	12/01/2033	1,500,000	1,520,625
Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	05/01/2024	3,500,000	3,502,310
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2014	1,130,000	1,120,033
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2015	1,085,000	1,065,969
Lehigh County PA General Purpose Authority Cedar Crest College (Education Revenue, Radian Insured)	5.00	04/01/2021	2,335,000	2,360,288
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, NATL-RE GO of Hospital Insured)	7.00	07/01/2016	1,900,000	2,165,373
Lycoming County PA Education Authority Pennsylvania College of Technology Project (Education Revenue)	5.50	07/01/2026	3,000,000	3,301,680
McKeesport PA Municipal Authority (Water & Sewer Revenue)	5.50	12/15/2027	2,405,000	2,696,197

1

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Montgomery County PA HEFA Abington Memorial Hospital Series A (Health Revenue)	5.00%	06/01/2022	$7,000,000	$7,109,900
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	04/01/2027	5,020,000	5,054,136
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2016	2,500,000	2,677,475
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2022	6,000,000	6,085,740
Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00	08/01/2020	985,000	1,133,577
Mount Lebanon PA Hospital Authority Saint Clair Memorial Hospital Series A (Health Revenue)	5.50	07/01/2022	4,400,000	4,447,520
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	06/01/2025	2,560,000	2,333,517
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.00	06/01/2013	1,980,000	2,052,626
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80	06/01/2023	3,515,000	3,587,690
Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue)	5.13	12/01/2015	1,400,000	1,378,426
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12/01/2030	1,000,000	1,000,110
Pennsylvania EDFA Water Facilities Aqua Pennsylvania Incorporated Series A (Water & Sewer Revenue)	5.00	10/01/2039	4,500,000	4,764,510
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, NATL-RE Insured)	5.88	11/15/2021	1,130,000	1,070,087
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12/15/2024	3,070,000	3,136,895
Pennsylvania HEFAR LaSalle University Series A (Education Revenue)	5.25	05/01/2027	5,250,000	5,423,513
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10/01/2020	1,410,000	1,434,548
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10/01/2031	3,000,000	3,070,200
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.25	10/01/2043	1,380,000	1,414,003
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	07/15/2024	2,000,000	2,042,340
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	07/15/2036	4,500,000	4,540,860
Pennsylvania HFA Single Family Series 106-B (Housing Revenue, GO of Agency Insured)	4.50	10/01/2024	5,010,000	5,187,404
Pennsylvania HFA Single Family Series 108-B (Housing Revenue)	4.50	10/01/2024	1,825,000	1,886,959
Pennsylvania HFA Single Family Series 108-B (Housing Revenue)	4.75	10/01/2028	1,025,000	1,047,591
Pennsylvania Housing Finance Agency (Housing Revenue)	5.00	04/01/2028	5,000,000	5,460,000
Pennsylvania State University Series A (Education Revenue, GO of University Insured)	5.00	03/01/2023	3,000,000	3,480,510
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	07/15/2021	3,545,000	4,254,567
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12/01/2031	2,000,000	2,150,080
Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Insured)	6.25	06/01/2038	10,000,000	11,536,600
Philadelphia IDA First Philadelphia Charter High Series A (Education Revenue)	5.30	08/15/2017	845,000	847,062
Philadelphia PA Authority for Industrial Development Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11/15/2020	2,170,000	2,064,972
Philadelphia PA Authority for Industrial Development Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11/15/2030	250,000	225,578
Philadelphia PA Authority for Industrial Development West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	7.50	05/01/2031	1,285,000	1,310,353
Philadelphia PA IDA Philadelphia Airport System Project Series A (Airport Revenue, NATL-RE FGIC Insured)	5.50	07/01/2016	1,630,000	1,650,717

2

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Philadelphia PA IDA Philadelphia Airport System Project Series A (Airport Revenue, NATL-RE FGIC Insured)	5.50%	07/01/2017	$1,250,000	$1,266,100
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.63	08/15/2025	3,540,000	3,247,207
Philadelphia PA IDA Series A (Miscellaneous Revenue)	5.30	09/15/2027	5,150,000	4,476,998
Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	2,400,000	2,543,112
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.50	04/15/2016	1,000,000	1,023,730
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.50	04/15/2022	500,000	507,970
Philadelphia PA School District Series C (Education Revenue, State Aid Withholding Insured)	5.00	09/01/2018	3,000,000	3,402,990
Philadelphia PA School District Series E (Education Revenue, State Aid Withholding Insured)	5.00	09/01/2020	1,000,000	1,119,410
Philadelphia PA Water & Wastewater Series C (Water & Sewer Revenue, AGM Insured)	5.00	08/01/2019	2,675,000	3,092,514
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2020	1,900,000	2,119,412
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2031	3,000,000	3,157,350
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2025	2,500,000	2,554,500
Reading PA (GO - Local, AGM Insured)	5.00	11/15/2018	2,155,000	2,327,422
Red Lion PA Area School District (Tax Revenue, FSA State Aid Withholding Insured)	5.00	05/01/2023	2,495,000	2,787,514
Scranton PA School District (Tax Revenue, AGM State Aid Withholding Insured)	4.00	04/01/2018	1,020,000	1,110,535
Southeastern Pennsylvania Transportation Authority (Transportation Revenue)	5.00	06/01/2028	4,000,000	4,271,600
St. Marys Hospital Authority Catholic Health East Project Series B (Health Revenue)	5.00	11/15/2016	975,000	1,049,880
St. Marys Hospital Authority Catholic Health East Project Series B (Health Revenue)	5.00	11/15/2017	1,025,000	1,095,264
State Public School Building Authority Chester Upland School Project Series C (Lease Revenue, AGM State Aid Withholding Insured)	5.00	09/15/2026	875,000	946,278
State Public School Building Authority Northampton County Area Community College Project (Education Revenue)	5.50	03/01/2031	5,000,000	5,380,250
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	5.50	06/01/2017	2,385,000	2,491,991
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	6.25	06/01/2022	1,750,000	1,837,290
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.13	07/01/2030	90,000	90,910
Wilkes Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11/01/2020	1,005,000	1,155,861
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	03/01/2027	2,600,000	2,583,334
				236,359,135

Puerto Rico : 2.36%
Puerto Rico Commonwealth Highway & Transportation Authority Series AA-1 (Transportation Revenue, AGM Insured)	4.95	07/01/2026	2,000,000	2,048,380
Puerto Rico Electric Power Authority LIBOR Series UU (Utilities Revenue, AGM Insured) ±	0.69	07/01/2029	6,000,000	4,059,120
				6,107,500

South Carolina : 0.73%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue) ± (h)	5.25	12/01/2013	1,615,000	1,891,682

3

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee : 1.09%
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2013	$2,675,000	$2,813,138

Virgin Islands : 2.35%
Virgin Islands PFA Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	2,000,000	1,988,260
Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2025	4,000,000	4,079,280
				6,067,540

Total Municipal Bonds and Notes (Cost $248,947,585)				254,248,995

	Yield		Shares
Short-Term Investments: 0.32%

Investment Companies : 0.28%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01%		727,383	727,383

			Principal
US Treasury Securities: 0.04%
US Treasury Bill #	0.02	12/22/2011	$100,000	99,996

Total Short-Term Investments (Cost $827,383)				827,379

Total Investments in Securities (Cost $249,774,968)*	98.70%			255,076,374
Other Assets and Liabilities, Net	1.30			3,348,113

Total Net Assets	100.00%			$258,424,487

±	Variable rate investment.
(h)	Underlying security in inverse floater structure.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $249,656,345 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,958,020
Gross unrealized depreciation	(3,537,991)

Net unrealized appreciation	$5,420,029

4

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$254,248,995	$0	$254,248,995
Short-term investments
Investment companies	727,383	0	0	727,383
U.S. Treasury securities	99,996	0	0	99,996

	$827,379	$254,248,995	$0	$255,076,374

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$6,279	$0	$0	$6,279

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	63 Short	5-Year U.S. Treasury Notes	$7,716,516	$6,279

The Fund had an average notional amount of $5,905,500 in short futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.93%

Alabama : 4.73%
Birmingham AL Airport Authority (Miscellaneous Revenue)	3.00%	07/01/2013	$1,245,000	$1,276,212
Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue) ±	1.00	11/15/2038	21,000,000	21,006,720
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2014	5,840,000	6,201,262
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2015	2,890,000	3,102,791
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	4,000,000	4,242,640
East AL Health Care Authority Series B (Health Revenue)	4.63	09/01/2012	1,150,000	1,172,011
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75	10/01/2012	3,000,000	3,012,600
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	500,000	470,160
Lower Alabama Gas District Series A (Utilities Revenue, Societe Generale LOC) ±§	5.25	11/01/2027	67,000,000	67,000,000
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series A (IDR) ±	4.75	06/01/2034	9,755,000	9,949,417
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±	4.88	06/01/2034	1,500,000	1,586,160
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue) ±§	4.35	08/01/2027	70,040,000	70,040,000
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2012	800,000	827,296
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2013	380,000	404,141
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±^^	5.00	07/01/2037	3,245,000	1,949,596
				192,241,006

Alaska : 0.11%
Alaska Energy Authority (Utilities Revenue, FSA Insured)	6.60	07/01/2015	3,200,000	3,487,712
Alaska Industrial Development & Export Authority Snettisham Hydroelectric Project (Utilities Revenue, AMBAC Insured)	6.00	01/01/2015	460,000	461,132
Alaska Student Loan Corporation (Education Revenue)	5.00	06/01/2014	500,000	546,675
				4,495,519

Arizona : 2.43%
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) ±	5.00	07/01/2029	2,570,000	2,656,892
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.16	02/01/2042	21,515,000	19,968,287
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±	1.01	02/01/2042	15,175,000	14,155,240
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	07/01/2015	4,225,000	4,411,745
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	4,590,000	4,903,359
Arizona Sports & Tourism Authority (Tax Revenue, Compass Bank LOC) ±	0.65	07/01/2036	14,050,000	14,050,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2015	2,300,000	2,409,733
Arizona State (Lease Revenue, AGM Insured)	5.00	10/01/2013	1,750,000	1,884,033
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	05/01/2024	18,525,000	19,219,132
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10/01/2032	2,370,000	2,373,602

1

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00%	07/01/2013	$2,000,000	$2,115,240
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) ±	5.00	07/01/2025	635,000	656,171
Pima County AZ IDA Constellation Schools Project (Lease Revenue)	6.38	01/01/2019	2,955,000	2,936,886
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12/01/2013	1,635,000	1,625,648
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	1,165,000	1,173,563
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.10	07/01/2012	1,166,000	1,171,935
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20	07/01/2013	1,233,000	1,242,716
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	07/01/2014	1,400,000	1,408,778
White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue) ^^ (a)	6.25	03/04/2012	600,747	387,320
				98,750,280

Arkansas : 0.01%
Arkansas State Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90	12/01/2024	285,000	285,120

California : 8.83%
ABAG Finance Authority for Nonprofit Corporation California Georgiana Bruce Kirby Preparatory School (Education Revenue, Comerica Bank LOC) ±	3.85	02/01/2037	2,190,000	2,206,535
Alameda County CA COP CAB (Lease Revenue, NATL-RE Insured) (z)	4.45	06/15/2014	2,185,000	1,938,445
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2014	3,500,000	3,552,955
Alhambra CA City Elementary School Project Series D (Tax Revenue, AGM Insured) (z)	1.76	09/01/2014	1,570,000	1,490,841
BB&T Municipal Trust Various States (Miscellaneous Revenue) ±144A	1.03	08/01/2014	34,000,000	33,993,200
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.05	02/01/2014	1,000,000	989,950
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	07/01/2027	6,025,000	6,548,874
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.38	02/01/2039	10,000,000	10,096,600
California PCFA Solid Waste Disposal Browning Ferris Industries (Housing Revenue, FGIC Insured)	4.55	02/01/2015	2,670,000	2,691,307
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11/01/2038	5,000,000	5,277,250
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	01/01/2014	1,270,000	1,273,035
California State Economic Recovery Series A (Tax Revenue)	5.00	07/01/2016	7,330,000	7,356,388
California State Series DCL-011 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured) ±§	2.65	08/01/2027	39,980,000	39,980,000
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,303,675
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	400,000	401,404
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	1,000,000	1,069,210
Centinela Valley California Union High CAB BAN (Tax Revenue) (z)	3.03	12/01/2013	4,755,000	4,452,772
Centinela Valley California Union High CAB BAN (Tax Revenue)	4.00	12/01/2013	5,670,000	5,955,825
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.20	10/01/2015	615,000	620,535
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11/01/2014	1,890,000	1,937,609
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Lease Revenue)	3.00	12/01/2013	940,000	951,835
Eureka CA USD Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	3.78	08/01/2018	6,520,000	5,042,046
Gilroy CA USD CAB BAN (Tax Revenue)	5.00	04/01/2013	1,210,000	1,294,446
Golden Empire Schools Financing Authority (Lease Revenue)	4.00	05/01/2012	15,000,000	15,301,650

2

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Golden State Tobacco Securitization Corporation CA Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00%	06/01/2013	$5,575,000	$5,816,398
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	03/01/2041	35,100,000	36,549,981
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	03/01/2041	14,700,000	15,462,783
Kern CA Community College District COP (Lease Revenue)	4.00	04/01/2014	16,000,000	16,598,560
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	05/01/2013	6,715,000	6,751,530
Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2014	800,000	853,512
Los Angeles CA Regional Airports Authority (Miscellaneous Revenue, AGM Insured)	5.00	01/01/2015	1,120,000	1,218,986
Monterey County CA COP Refinancing Project (Lease Revenue, AGM Insured)	4.00	08/01/2013	800,000	836,056
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±	0.77	07/01/2017	17,745,000	15,924,363
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±	0.80	07/01/2019	18,025,000	14,933,893
Oakland CA University School District (Tax Revenue, NATL-RE FGIC Insured)	5.00	08/01/2016	2,810,000	3,080,631
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	1,270,000	1,283,564
Port of Oakland CA Series N AMT (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	11/01/2014	4,090,000	4,231,269
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	08/15/2013	3,070,000	3,097,262
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.38	11/01/2014	5,670,000	5,880,867
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00	11/01/2014	1,480,000	1,526,043
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.00	08/01/2012	1,315,000	1,358,395
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12/01/2016	1,730,000	1,728,322
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2014	4,310,000	4,671,135
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2015	4,525,000	5,006,098
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue) ±§	0.15	04/01/2038	31,735,000	31,735,000
San Francisco CA Building Authority Civic Center Project Series A (Lease Revenue)	5.00	12/01/2013	1,000,000	1,074,660
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	06/01/2014	790,000	817,453
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	06/01/2015	2,515,000	2,700,280
San Jose CA Airport Authority Series A-1 (Miscellaneous Revenue)	3.50	03/01/2014	1,000,000	1,027,170
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12/01/2016	6,900,000	6,788,772
Savanna CA Elementary School District BAN (Tax Revenue)	4.00	05/01/2012	900,000	914,733
Savanna CA Elementary School District CAB (Tax Revenue) (z)	1.92	05/01/2012	2,000,000	1,977,460
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (Tax Revenue, NATL-RE Insured) (z)	1.74	08/01/2015	500,000	467,620
Upland CA COP San Antonio Community Hospital Project (Lease Revenue)	5.00	01/01/2015	1,915,000	2,076,090
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50	08/01/2013	750,000	817,545
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50	08/01/2014	1,000,000	1,130,130
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2012	300,000	308,649
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	1,000,000	1,076,030
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00	06/01/2013	3,000,000	3,171,150
				358,618,777

3

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado : 0.34%
Colorado ECFA Twin Peaks Charter School (Miscellaneous Revenue)	5.75%	11/15/2018	$195,000	$209,046
Colorado Health Facilities Authority Catholic Health Series C-2 (Health Revenue) ±	4.00	10/01/2040	3,000,000	3,331,770
Meridian Metropolitan District Colorado Series A (Tax Revenue, Radian Insured)	5.38	12/01/2013	1,115,000	1,121,356
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	8,945,000	9,369,977
				14,032,149

Connecticut : 2.21%
Connecticut State Series A (Miscellaneous Revenue) ±	0.93	05/15/2017	17,000,000	17,000,000
Connecticut State Series A (Miscellaneous Revenue) ±	1.08	05/15/2018	17,740,000	17,740,000
Connecticut State Series A (Miscellaneous Revenue) ±§	1.11	03/01/2017	12,295,000	12,295,738
Connecticut State Series A (Miscellaneous Revenue) ±§	1.36	03/01/2018	13,500,000	13,500,810
Connecticut State Series A (Miscellaneous Revenue) ±§	1.51	03/01/2019	21,500,000	21,540,420
Connecticut State Series C (Miscellaneous Revenue) ±	0.81	05/15/2016	5,000,000	4,988,950
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2014	2,365,000	2,372,544
Naugatuck CT COP Incineration Facility Project Series A (Lease Revenue, AMBAC Insured)	5.00	06/15/2015	305,000	310,844
				89,749,306

District of Columbia : 0.42%
District of Columbia (Miscellaneous Revenue, SunTrust Bank LOC) ±	0.37	10/01/2037	6,300,000	6,300,000
District of Columbia BAN (Tax Revenue)	4.00	12/01/2012	2,900,000	3,010,577
District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00	10/01/2012	1,980,000	2,061,002
District of Columbia HFA Series B (Housing Revenue)	5.63	06/01/2035	760,000	774,759
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	5,000,000	5,063,000
				17,209,338

Florida : 7.85%
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25	01/01/2012	2,800,000	2,804,816
Boynton Beach FL Utility System Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	11/01/2012	140,000	141,970
Broward County FL Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2011	5,000,000	5,000,650
Cape Coral FL BAN (Water & Sewer Revenue)	6.00	10/01/2011	6,000,000	6,000,960
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.81	06/01/2014	31,000,000	31,164,300
Citrus County FL COP (Lease Revenue, Assured Guaranty Insured)	4.00	04/01/2013	2,170,000	2,255,585
Connerton FL West Community Development District Series B (Miscellaneous Revenue) ^^	5.13	05/01/2016	1,400,000	561,960
Cooper City FL Utility System (Water & Sewer Revenue, AMBAC Insured) (z)	7.05	10/01/2013	805,000	700,857
Emerald Coast FL Utilities Authority Revenue Series B (Utilities Revenue, NATL-RE-IBC FGIC Insured)	6.25	01/01/2013	1,000,000	1,059,220
Escambia County FL HFA Multi County Program Series A2 (Housing Revenue, GNMA FNMA FHA VA Mortgages Insured)	6.95	04/01/2024	330,000	347,546
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE FGIC Insured)	6.25	01/01/2015	1,290,000	1,390,130
Florida Housing Finance Corporation (Housing Revenue)	4.25	12/15/2012	6,740,000	6,748,492
Florida Housing Finance Corporation Series 2 (Housing Revenue)	5.00	01/01/2035	1,150,000	1,153,669
Florida State Department of Corrections COP Okeechobee Correctional Facility Project (Lease Revenue, AMBAC Insured)	5.00	03/01/2014	1,000,000	1,076,010
Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	6.50	06/15/2021	2,000,000	2,019,800

4

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Gulf Breeze FL City Hall Series F, G & H (Miscellaneous Revenue) ±	3.00%	12/01/2020	$12,000,000	$11,882,760
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12/01/2020	1,135,000	1,115,069
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	5.30	12/01/2015	100,000	100,287
Gulf Breeze FL Revenue Local Government Loan E (Miscellaneous Revenue, FGIC Insured) ±	5.55	12/01/2020	290,000	290,313
Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12/01/2020	2,050,000	2,028,947
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) ±	4.00	12/01/2020	2,225,000	2,232,699
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) ±	4.00	12/01/2020	1,070,000	1,071,648
Halifax Hospital Medical Center (Health Revenue)	5.25	06/01/2016	1,000,000	1,091,530
Highlands County FL Health Facilities Authority Adventist Health Series A (Health Revenue, AGM Insured) ±§	3.00	11/15/2030	17,000,000	17,000,000
Highlands County FL Health Facilities Authority Health Series I (Health Revenue)	4.50	11/15/2015	4,625,000	5,166,726
Highlands County FL Health Facilities Authority Hospital Adventist Health (Health Revenue, AGM Insured) ±§	2.00	11/15/2031	10,000,000	10,000,000
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2013	1,000,000	1,045,250
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2015	3,365,000	3,617,712
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2016	7,325,000	7,845,148
Hillsborough County FL IDA (Health Revenue)	5.25	10/01/2015	2,790,000	2,950,481
Hillsborough County FL Port District Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	06/01/2016	1,060,000	1,094,651
Lakeland FL Energy System Revenue (Utilities Revenue) ±	1.26	10/01/2014	42,000,000	42,201,600
Lee County FL Airport Refunding Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00	10/01/2014	3,000,000	3,245,250
Lee County FL Memorial Health System Series A (Health Revenue, AGM Insured)	5.75	04/01/2013	2,700,000	2,769,417
Lee County FL Solid Waste System Refunding (Resource Recovery Revenue, NATL-RE Insured)	5.63	10/01/2013	750,000	750,098
Manatee County FL HFA Single Family Sub-Series 2 (Housing Revenue, GNMA Insured)	6.50	11/01/2023	85,000	86,478
Marion County FL School Board Series B (Lease Revenue, AMBAC Insured)	5.00	06/01/2014	325,000	353,434
Miami Gardens FL COP Series A-1 (Lease Revenue)	4.00	06/01/2013	1,055,000	1,096,905
Miami Gardens FL COP Series A-1 (Lease Revenue)	5.00	06/01/2014	1,095,000	1,180,804
Miami-Dade County FL (Health Revenue)	4.00	08/01/2013	480,000	497,582
Miami-Dade County FL (Health Revenue)	4.00	08/01/2014	500,000	522,105
Miami-Dade County FL (Health Revenue)	4.00	08/01/2015	615,000	644,963
Miami-Dade County FL Aviation (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25	10/01/2014	1,000,000	1,002,520
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,121,090
Miami-Dade County FL Health Facilities Authority Miami Children’s Series A-2 (Health Revenue, NATL-RE Insured) ±	4.55	08/01/2046	1,850,000	1,938,967
Miami-Dade County FL IDA Dolphins Stadium Project Series D (IDR) ±§	3.06	07/01/2032	17,000,000	17,000,000
Miami-Dade County FL IDA Series C (IDR) ±§	3.06	07/01/2032	1,000,000	1,000,000
Miami-Dade County FL School Board COP (Lease Revenue, Assured Guaranty Insured)	5.00	05/01/2016	1,400,000	1,588,412
Miami-Dade County FL School Board COP (Lease Revenue) ±	5.00	05/01/2032	17,000,000	18,711,900
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	4,000,000	4,350,560
Miami-Dade County FL School Board COP Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	05/01/2012	7,760,000	7,974,331
Miami-Dade County FL School Board COP Series A (Lease Revenue, AMBAC Insured)	5.00	08/01/2012	1,600,000	1,649,024
Miami-Dade County FL School Board Master Equipment Lease 2 (Lease Revenue)	3.59	03/03/2016	10,864,563	11,277,199
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2012	1,165,000	1,194,230
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2013	1,000,000	1,045,300

5

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00%	10/01/2014	$1,710,000	$1,852,546
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2015	1,905,000	2,089,137
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2013	1,450,000	1,543,830
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2014	1,000,000	1,078,060
Orange County FL IDR (Education Revenue, SunTrust Bank LOC) ±	0.37	06/01/2029	4,845,000	4,845,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC) ±	0.37	07/01/2040	27,500,000	27,500,000
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00	01/01/2014	535,000	552,104
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00	01/01/2015	1,935,000	2,013,000
Polk County FL School Board COP Series B (Lease Revenue, AGM Insured)	3.00	01/01/2015	1,235,000	1,284,783
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20	07/01/2017	880,000	880,273
South Lake County Hospital District (Health Revenue)	4.00	10/01/2014	835,000	872,867
South Lake County Hospital District (Health Revenue)	5.00	10/01/2015	920,000	1,001,227
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured) (z)	2.25	06/01/2013	2,600,000	2,503,982
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured) (z)	2.43	06/01/2014	1,645,000	1,541,595
St. Lucie County FL School Board Certificates Series A (Lease Revenue)	3.50	07/01/2014	2,780,000	2,925,116
St. Lucie County FL School Board Certificates Series A (Lease Revenue)	4.00	07/01/2015	4,835,000	5,221,945
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2012	2,000,000	2,093,540
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2013	1,000,000	1,089,560
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2015	2,500,000	2,899,100
Volusia County FL School Board (Tax Revenue, NATL-RE Insured)	5.00	10/01/2016	1,000,000	1,046,320
				318,995,340

Georgia : 1.18%
Atlanta GA Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11/01/2011	1,000,000	1,004,490
Atlanta GA Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11/01/2012	8,500,000	8,953,645
Dalton GA School District Equipment Lease Purchase # 996-021203 (GO - Local)	4.20	08/01/2013	808,437	814,945
Dalton GA School District Equipment Lease Purchase # 996-021203 Series B (GO - Local)	4.20	08/01/2013	299,441	299,938
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue)	5.00	07/01/2017	4,000,000	3,709,960
George L Smith II GA Domed Stadium Project (Miscellaneous Revenue, NATL-RE Insured)	5.75	07/01/2014	5,000,000	5,016,450
George L Smith II GA Domed Stadium Project (Miscellaneous Revenue, NATL-RE Insured)	5.75	07/01/2015	6,000,000	6,018,960
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue) ±144A	0.75	01/01/2018	2,145,000	2,145,000
Georgia State Environmental Facilities (Miscellaneous Revenue)	2.40	03/15/2016	5,500,000	5,706,085
Henry County GA Master State Municipal Loan 144A (Lease Revenue)	4.09	04/24/2016	3,945,038	3,996,994
Kane & De Kalb County IL Community Parks & Greenspace Project (Tax Revenue)	5.00	12/01/2014	1,495,000	1,625,932
Pike County GA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.70	02/01/2016	1,000,000	1,076,080
Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00	10/01/2013	1,825,000	1,929,189

6

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)
Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00%	10/01/2014	$3,000,000	$3,235,530
Putnam County GA School District (Miscellaneous Revenue)	4.20	03/01/2013	120,095	120,308
Richmond County GA Development Authority (IDR)	5.15	03/01/2015	2,000,000	2,142,080
				47,795,586

Guam : 0.11%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	500,000	507,015
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11/01/2014	1,845,000	1,892,048
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13	11/01/2015	750,000	776,213
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2012	500,000	516,200
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	07/01/2015	980,000	969,524
				4,661,000

Hawaii : 0.13%
Hawaii State Department of Budget & Finance Hawaiian Electric Company Series A (Utilities Revenue, NATL-RE Insured)	4.95	04/01/2012	4,545,000	4,583,269
Hawaii State Harbor Systems Series A (Port Authority Revenue, AGM Insured)	5.00	01/01/2013	645,000	675,954
				5,259,223

Idaho : 0.03%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	07/01/2038	1,165,000	1,223,215

Illinois : 9.43%
Aurora IL Series B (Tax Revenue)	4.90	12/30/2011	785,000	786,625
Chicago IL (Airport Revenue, BHAC-CR AMBAC Insured)	5.50	01/01/2016	70,000	70,214
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured) ±§	2.75	03/01/2032	31,260,000	31,260,000
Chicago IL Charter School Project (Miscellaneous Revenue)	4.50	12/01/2012	600,000	613,464
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12/01/2014	360,000	378,925
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2013	2,580,000	2,733,716
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2014	2,265,000	2,457,797
Chicago IL Motor Fuel Tax Revenue (Tax Revenue, AMBAC Insured)	5.38	01/01/2014	945,000	989,387
Chicago IL O’Hare International Airport Second Lien General Airport (Airport Revenue, AMBAC Insured)	5.50	01/01/2018	15,875,000	15,999,619
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	01/01/2017	2,265,000	2,563,482
Chicago IL Series A (Tax Revenue, NATL-RE Insured)	5.38	01/01/2013	1,560,000	1,596,894
Chicago IL Series A2 (Tax Revenue, AMBAC Insured)	5.50	01/01/2018	31,400,000	35,929,764
Chicago IL Series D (Miscellaneous Revenue, AGM Insured) ±	4.25	01/01/2040	45,000,000	45,000,000
Chicago IL Series DCL 2008-068 (Miscellaneous Revenue, AMBAC Insured, Dexia Credit Local LOC) ±§144A	2.65	01/01/2022	5,000,000	5,000,000
Chicago IL Series G (Tax Revenue) ±	0.45	01/01/2042	20,000,000	20,000,000
Chicago IL Transit Authority (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	2,000,000	2,107,220
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00	01/01/2014	1,335,000	1,392,685
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00	01/01/2015	2,725,000	2,870,079
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00	12/15/2012	380,000	388,337
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00	12/15/2013	4,195,000	4,349,712
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.50	12/15/2014	2,540,000	2,692,857
Cook County IL Series A (Tax Revenue, NATL-RE Insured)	6.25	11/15/2012	2,000,000	2,117,960

7

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Cook County IL Series B (Tax Revenue) ±	0.46%	11/01/2031	$15,000,000	$15,000,000
Illinois Development Finance Authority Adventist Health (Health Revenue)	4.00	02/15/2013	2,535,000	2,599,465
Illinois Development Finance Authority Adventist Health (Health Revenue, AGM Insured)	5.00	05/15/2014	4,500,000	4,774,680
Illinois Development Finance Authority Adventist Health (Health Revenue)	5.00	02/15/2015	2,500,000	2,685,900
Illinois Development Finance Authority Adventist Health (Health Revenue, NATL-RE Insured) ±	5.50	11/15/2013	200,000	217,758
Illinois Educational Facilities Authority (Education Revenue)	5.00	10/01/2014	1,000,000	1,023,400
Illinois Finance Authority Advocate Health Subseries C3B (Health Revenue) ±	4.38	11/01/2038	3,500,000	3,775,205
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	4.85	07/01/2012	990,000	975,041
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	07/01/2042	4,000,000	4,141,520
Illinois Finance Authority Revenue Alexian Brothers Health System (Health Revenue)	5.00	02/15/2014	3,500,000	3,702,930
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2013	670,000	694,033
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2014	655,000	686,826
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2015	555,000	587,345
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2013	8,000,000	8,265,520
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2014	3,250,000	3,385,883
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	04/01/2015	900,000	942,624
Illinois Finance Authority Revenue University of Chicago System (Health Revenue, NATL-RE Insured)	5.00	08/15/2015	1,430,000	1,434,533
Illinois Housing Development Authority (Housing Revenue)	5.00	08/01/2028	3,300,000	3,517,008
Illinois State (Tax Revenue, AGM Insured)	5.00	09/01/2015	10,000,000	11,216,100
Illinois State (Tax Revenue)	5.00	09/01/2015	1,885,000	2,052,746
Illinois State (Tax Revenue)	5.00	09/01/2016	10,000,000	10,798,300
Illinois State (Miscellaneous Revenue, AGM Insured)	5.38	12/01/2014	5,000,000	5,276,150
Illinois State (Miscellaneous Revenue, AGM Insured)	5.50	05/01/2015	4,500,000	5,093,055
Illinois State Series A (Miscellaneous Revenue)	5.00	10/01/2016	5,000,000	5,327,650
Illinois State Series B (Miscellaneous Revenue) ±	3.25	10/01/2033	61,200,000	61,200,000
Knox & Warren Counties IL (Tax Revenue)	3.50	01/01/2015	500,000	525,595
Lake County IL Community Consolidated School District (Tax Revenue, NATL-RE Insured)	8.70	01/01/2016	1,075,000	1,264,469
Lake County IL Forest Preservation District Series A (Tax Revenue) ±	0.68	12/15/2016	1,800,000	1,776,348
Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured) ±§	1.00	06/01/2025	17,660,000	17,660,000
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	08/15/2013	5,800,000	6,102,354
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	08/15/2014	6,275,000	6,715,693
Upper IL River Valley Development Authority Morris Hospital (Health Revenue)	6.05	12/01/2011	75,000	75,420
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00	01/01/2014	925,000	979,196
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00	01/01/2015	1,800,000	1,938,744
Winnebago & Boone Counties IL School Districts (Tax Revenue, AGM Insured) (z)	2.52	02/01/2015	500,000	459,590
Winnebago & Boone Counties IL School Districts (Tax Revenue, AMBAC Insured)	5.00	02/01/2014	1,250,000	1,333,863
Winnebago County IL School District Prerefunded CAB (Tax Revenue, AGM Insured) (z)	1.09	01/01/2014	1,290,000	1,258,511

8

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Winnebago County IL School District Prerefunded CAB (Tax Revenue, AGM Insured) (z)	2.43%	01/01/2014	$2,310,000	$2,186,692
				382,948,884

Indiana : 2.77%
Beech Grove IN School Building Corporation First Mortgage (Lease Revenue, NATL-RE State Aid Withholding Insured)	6.25	07/05/2016	655,000	729,310
Boone County IN Redevelopment District BAN (Tax Revenue)	4.00	05/15/2013	4,325,000	4,328,849
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2013	2,150,000	2,241,999
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2013	2,000,000	2,113,960
Indiana Finance Authority HEFA Ascension Health Series B-2 (Health Revenue)	5.00	03/01/2015	1,895,000	2,043,739
Indiana Finance Authority Hospital Floyd Memorial Hospital & Health Refunding (Health Revenue)	5.00	03/01/2014	1,810,000	1,920,989
Indiana Finance Authority Water Utilities (Water & Sewer Revenue)	3.00	10/01/2014	4,500,000	4,668,930
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.74	11/15/2031	70,710,000	70,858,491
Indiana State Education Facilities Authority (Education Revenue, NATL-RE Insured) (z)	3.18	02/01/2015	400,000	359,696
Indiana State Finance Authority (Health Revenue)	4.00	02/15/2013	680,000	693,648
Indiana State Finance Authority (Health Revenue)	4.00	02/15/2014	1,000,000	1,030,830
Indiana State Finance Authority (Health Revenue)	4.00	02/15/2015	1,230,000	1,274,735
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20	06/01/2013	4,500,000	4,728,465
Jeffersonville IN Building Corporation Series A (Lease Revenue)	4.00	08/15/2012	140,000	143,255
Jeffersonville IN Building Corporation Series B (Lease Revenue)	4.00	08/15/2012	70,000	71,628
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±	4.88	02/01/2035	10,000,000	10,170,400
University of Southern Indiana Auxiliary System (Education Revenue, AMBAC Insured)	5.50	10/01/2015	5,000,000	5,017,000
				112,395,924

Iowa : 0.63%
Iowa Finance Authority Health Facilities (Health Revenue, Assured Guaranty Insured)	3.13	08/15/2014	1,000,000	1,043,680
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2013	4,300,000	4,481,976
Iowa Student Loan Liquidity Corporation Series 3 (Education Revenue)	5.25	12/01/2024	20,000,000	19,993,400
				25,519,056

Kansas : 0.75%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12/01/2023	12,500,000	13,223,750
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	09/01/2035	5,000,000	5,298,750
Kansas State Development Finance Authority Series F (Health Revenue)	3.00	11/15/2013	250,000	258,958
Kansas State Development Finance Authority Series F (Health Revenue)	3.00	11/15/2014	650,000	675,097
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	03/01/2012	100,000	97,769
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2012	100,000	95,272
Wichita KS Facilities Improvement Series III A (Health Revenue)	5.00	11/15/2013	1,750,000	1,888,898
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11/15/2013	2,280,000	2,460,964
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue) (z)	5.45	06/01/2021	5,000,000	2,970,850

9

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	$3,275,000	$3,409,668
				30,379,976

Kentucky : 0.84%
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	02/01/2014	1,000,000	1,050,560
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63	03/01/2014	1,975,000	2,005,988
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63	03/01/2015	2,710,000	2,749,593
Kentucky EDFA Series Saint Elizabeth Series A (Health Revenue)	4.00	05/01/2013	1,500,000	1,569,345
Kentucky Public Energy Authority Series A-1 (Utilities Revenue) ±§	5.25	02/01/2028	20,000,000	20,000,000
Louisville & Jefferson County KY (Water & Sewer Revenue)	4.00	05/15/2013	5,360,000	5,650,726
Louisville & Jefferson County KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (Utilities Revenue) ±	5.63	06/01/2033	1,000,000	1,047,550
				34,073,762

Louisiana : 4.27%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.96	02/01/2046	46,000,000	45,994,940
England LA Sub District Number 1 (Lease Revenue, NATL-RE FGIC Insured)	5.00	08/15/2013	1,130,000	1,208,705
Louisiana Local Government LCTCS Facilities Corporation Project Series A (Education Revenue)	4.00	10/01/2013	1,500,000	1,584,405
Louisiana Local Government LCTCS Facilities Corporation Project Series A (Education Revenue)	4.00	10/01/2014	1,500,000	1,615,575
Louisiana PFA Christus Health C3 (Health Revenue, AGM Insured)	5.00	07/01/2013	4,445,000	4,707,477
Louisiana PFA Cleco Power LLC Project (IDR) ±	7.00	12/01/2038	3,000,000	3,026,430
Louisiana PFA Franciscan Series B (Health Revenue)	5.00	07/01/2013	2,830,000	2,970,425
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2012	3,750,000	3,836,700
Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.91	05/01/2043	40,500,000	40,566,825
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car-A (Airport Revenue)	4.63	01/01/2015	1,120,000	1,191,344
New Orleans LA Aviation Board Series A Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,096,640
New Orleans LA Aviation Board Series B-2 Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,845,000	2,023,301
New Orleans LA Master Lease (Lease Revenue)	5.25	01/01/2018	17,781,091	18,367,867
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	01/01/2019	28,000,000	29,042,440
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25	08/15/2013	910,000	942,460
Rapides Finance Authority Revenue LA Cleco Power LLC Project (Resource Recovery Revenue) ±§	6.00	10/01/2038	2,000,000	2,000,220
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ±	0.37	07/01/2038	12,400,000	12,400,000
Tangipahoa Parish LA Hospital Service District # 1 North Oaks Medical Center Project A (Health Revenue)	5.00	02/01/2012	1,000,000	1,010,130
				173,585,884

Maine : 0.21%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	03/01/2014	2,665,000	2,710,039
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.63	12/01/2013	3,230,000	3,421,216

10

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Maine (continued)
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.95%	12/01/2014	$2,075,000	$2,256,895
				8,388,150

Maryland : 1.28%
Baltimore County MD EDA (IDR) ±	0.50	12/01/2017	9,600,000	9,600,000
Baltimore MD Consolidated Public Improvement Series A (Tax Revenue, AGM Insured) ±(m)(a)(n) §	0.26	10/15/2020	12,635,000	11,817,292
Baltimore MD Series A (Tax Revenue) ±	1.00	10/01/2022	26,000,000	23,790,000
Maryland Community Development Administration Residential Series H (Housing Revenue)	4.55	09/01/2012	400,000	400,820
Maryland Industrial Development Financing Authority Series A (Resource Recovery Revenue)	5.13	12/01/2011	1,420,000	1,425,950
Maryland State HEFA Sheppard Pratt Series B (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	07/01/2028	5,000,000	5,000,000
				52,034,062

Massachusetts : 1.87%
Massachusetts Development Finance Agency Devens Electric Systems (Utilities Revenue)	5.13	12/01/2011	110,000	110,155
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	01/01/2013	3,220,000	3,254,647
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	01/01/2014	2,745,000	2,808,821
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	01/01/2015	2,285,000	2,379,051
Massachusetts HEFA Care Group Series E-2 (Health Revenue)	5.00	07/01/2012	1,500,000	1,544,865
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue)	6.50	07/01/2012	600,000	625,326
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11/15/2013	1,680,000	1,807,075
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) ±	4.10	10/01/2037	3,000,000	3,062,310
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) ±	1.04	07/01/2038	40,000,000	39,459,600
Massachusetts State (Tax Revenue) ±	0.82	02/01/2015	3,350,000	3,350,000
Massachusetts State Development Finance Agency Series A (Utilities Revenue) ±	2.25	12/01/2041	2,500,000	2,515,075
Massachusetts State HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	07/01/2015	700,000	751,366
Massachusetts State Series A (Miscellaneous Revenue) ±	0.69	02/01/2014	12,070,000	12,080,501
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAC-TCR GO of Authority Insured)	5.25	12/01/2015	1,840,000	2,073,533
				75,822,325

Michigan : 3.03%
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2013	4,500,000	4,402,935
Detroit MI City School District (Tax Revenue, AGM Q-SBLF Insured)	5.00	05/01/2014	1,000,000	1,076,200
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Q-SBLF Insured)	5.00	05/01/2013	2,750,000	2,888,765
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2012	4,350,000	4,489,113
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2013	4,320,000	4,560,624
Detroit MI Series B (Tax Revenue, AGM Insured)	5.00	04/01/2015	1,120,000	1,170,042
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2014	5,000,000	5,403,850
Detroit MI Sewer Disposal System (Water & Sewer Revenue, NATL-RE Insured)	6.00	07/01/2014	585,000	651,848

11

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue)	5.00%	07/01/2016	$2,000,000	$2,156,360
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue)	5.00	07/01/2017	3,975,000	4,249,156
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	07/01/2013	2,655,000	2,781,113
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	07/01/2013	450,000	471,375
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2013	980,000	1,040,152
Detroit MI Water Supply System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	1,265,000	1,342,646
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2016	1,000,000	1,049,650
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.50	07/01/2015	1,000,000	1,111,550
Detroit MI Water Supply Systems Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	07/01/2013	6,405,000	6,737,548
Flint MI International Academy (Miscellaneous Revenue)	5.00	10/01/2017	1,405,000	1,373,697
Huron Valley MI School District (Tax Revenue, NATL-RE Q-SBLF Insured)	5.00	05/01/2015	2,965,000	3,319,021
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±	5.25	01/15/2047	3,000,000	3,280,650
Michigan Finance Authority State Aid Notes Series A2 (Miscellaneous Revenue)	6.65	03/20/2012	10,000,000	10,169,700
Michigan Municipal Bond Authority (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2015	11,860,000	12,793,145
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	05/01/2015	990,000	995,861
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	275,000	281,903
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2016	105,000	108,423
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2013	225,000	232,648
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,457,447
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12/01/2014	3,555,000	3,769,758
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	05/01/2014	80,000	78,754
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	300,000	307,530
Michigan State Building Authority Series I (Lease Revenue, AGM Insured)	5.25	10/15/2014	2,500,000	2,711,275
Michigan State Hospital Finance Authority (Health Revenue)	5.50	11/01/2016	5,025,000	5,360,117
Michigan State Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00	05/15/2013	1,435,000	1,514,183
Michigan State Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11/15/2015	1,000,000	1,113,490
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	3,520,000	3,802,762
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±	3.05	08/01/2024	4,000,000	4,090,080
Michigan State Strategic Fund Obligation Dow Chemical B-2 (IDR)	6.25	06/01/2014	6,000,000	6,647,700
Wayne County MI Airport Authority (Airport Revenue)	4.00	12/01/2013	5,000,000	5,188,650
Wayne County MI Airport Authority (Airport Revenue)	5.00	12/01/2015	1,290,000	1,417,375
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE FGIC Insured)	5.00	12/01/2012	1,500,000	1,545,360
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE FGIC Insured)	5.00	12/01/2013	3,365,000	3,514,440

12

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Wayne County MI Detroit Metropolitan Airport MBIA (Airport Revenue, AGC-ICC MBIA-RE FGIC Insured)	5.00%	12/01/2015	$1,110,000	$1,217,348
Western Townships MI Utilities Authority Sewage Disposal Systems (Tax Revenue)	4.00	01/01/2013	1,075,000	1,117,645
				122,991,889

Minnesota : 1.25%
Becker MN PCR Northern States Power Series A (IDR) ±	8.50	03/01/2019	4,745,000	5,100,401
Becker MN PCR Northern States Power Series B (IDR) ±	8.50	09/01/2019	8,400,000	9,029,160
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2012	500,000	512,360
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2013	515,000	537,078
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2014	530,000	561,689
Marshall MN Medical Center Avera Marshall Regional Medical Center Project (Health Revenue)	4.50	11/01/2011	290,000	290,954
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A (Health Revenue)	4.00	08/15/2014	1,200,000	1,281,924
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	08/15/2015	750,000	816,030
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	08/15/2015	600,000	676,224
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(m)(a)(n) §	0.35	11/15/2017	9,400,000	8,154,500
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11/15/2013	1,935,000	2,079,235
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured)	5.50	05/15/2016	2,200,000	2,263,536
Minnesota Agricultural & Economic Development Board Essential Health Series A (Health Revenue)	4.75	02/15/2015	14,455,000	14,906,141
Minnesota State Municipal Power Agency (Utilities Revenue)	4.00	10/01/2013	3,530,000	3,579,738
Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	05/01/2013	900,000	942,138
				50,731,108

Mississippi : 0.13%
Mississippi Business Finance Corporation Series A (Utilities Revenue)	3.25	05/01/2014	2,740,000	2,764,276
Mississippi Development Bank Special Obligation Series B1 (Health Revenue, Assured Guaranty Insured)	2.00	07/01/2012	1,360,000	1,376,442
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,032,130
				5,172,848

Missouri : 0.81%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00	04/15/2026	4,250,000	2,733,515
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	565,000	575,373
Jackson County MO Special Obligation (Tax Revenue, NATL-RE Insured)	5.50	12/01/2015	3,485,000	3,682,530
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	1,105,000	1,040,324
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.00	04/01/2012	475,000	481,816
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.25	04/01/2013	500,000	520,205
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2014	1,295,000	1,391,115
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2015	1,380,000	1,516,579
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2016	1,910,000	2,129,211

13

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90%	05/01/2038	$2,000,000	$2,099,120
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) ±	5.25	07/01/2017	1,100,000	1,161,325
Missouri State Housing Development Single Family Home Ownership Series B (Housing Revenue, GNMA/FNMA Insured)	5.80	09/01/2035	1,215,000	1,258,230
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2013	2,145,000	2,251,392
St. Louis MO Lambert St. Louis International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.00	07/01/2013	2,500,000	2,665,500
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2015	3,840,000	3,888,000
St. Louis MO Municipal Finance Corporation Convention Centre Series B (Lease Revenue, AGM Insured) (z)	3.03	07/15/2014	5,835,000	5,417,506
				32,811,741

Montana : 0.39%
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Airport Revenue)	5.00	06/01/2012	310,000	315,899
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series B (Airport Revenue)	5.00	06/01/2012	150,000	152,855
Montana State Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12/01/2013	145,000	149,853
Montana State Health Facility Finance Authority Linked Savers & Ribs (Health Revenue, AMBAC Insured)	6.51	03/08/2016	15,200,000	15,213,832
				15,832,439

Nebraska : 0.30%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2014	2,000,000	2,115,460
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2015	9,460,000	10,011,896
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25	09/01/2012	170,000	174,111
				12,301,467

Nevada : 0.47%
Clark County NV Airport (Airport Revenue) ±144A	0.36	01/01/2018	11,250,000	11,250,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	07/01/2013	2,000,000	2,111,300
Nevada Housing Division Series A (Housing Revenue)	5.75	04/01/2031	220,000	220,029
Nevada Housing Division Series C (Housing Revenue)	5.40	04/01/2031	275,000	275,033
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2012	1,195,000	1,215,399
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2013	1,225,000	1,270,411
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2014	1,260,000	1,275,309
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2015	1,520,000	1,537,571
				19,155,052

New Hampshire : 0.14%
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	07/01/2027	5,250,000	5,556,338

New Jersey : 4.58%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.63	12/01/2029	2,705,000	2,747,901

14

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
New Jersey Economic Development Authority (Tobacco Revenue, FGIC Insured)	5.00%	06/15/2012	$2,000,000	$2,037,800
New Jersey Economic Development Authority (Tobacco Revenue, Radian-IBCC Insured)	5.38	06/15/2014	3,500,000	3,724,840
New Jersey Economic Development Authority (Tobacco Revenue)	5.38	06/15/2015	8,325,000	8,949,958
New Jersey Economic Development Authority Motor Vehicle Commission Series A (Miscellaneous Revenue, NATL-RE State Appropriations Insured) (z)	2.52	07/01/2014	1,810,000	1,688,513
New Jersey Economic Development Authority Motor Vehicle Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2016	2,190,000	2,375,340
New Jersey Economic Development Authority School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.96	02/01/2018	39,000,000	39,285,090
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	20,440,000	20,408,114
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	2,000,000	2,024,420
New Jersey State HFFA Catholic Health East (Health Revenue)	5.00	11/15/2013	2,000,000	2,130,000
New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12/01/2013	10,340,000	10,641,928
New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12/01/2013	5,000,000	5,354,950
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2013	1,285,000	1,349,880
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2014	5,555,000	5,962,348
New Jersey State Transportation Corporation Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	09/15/2016	3,195,000	3,454,977
New Jersey State Turnpike Authority (Transportation Revenue, AGM Insured) ±	1.80	01/01/2024	19,000,000	19,000,000
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured) ±	1.80	01/01/2024	15,250,000	15,250,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured) ±	1.00	01/01/2018	35,000,000	35,000,000
NJ State Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2014	2,500,000	2,637,775
NJ State Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2015	1,000,000	1,062,170
North Jersey District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2015	1,000,000	1,043,760
				186,129,764

New Mexico : 0.43%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2014	1,250,000	1,337,163
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2015	875,000	947,686
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	1.01	12/01/2028	13,900,000	13,936,418
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA Insured)	5.60	01/01/2039	770,000	812,943
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA FNMA FHLMC Insured)	4.05	07/01/2026	300,000	300,528
				17,334,738

New York : 7.59%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.00	07/01/2013	690,000	721,533
Dutchess County NY Local Development Corporation (Health Revenue)	4.00	07/01/2013	1,295,000	1,340,726
Dutchess County NY Local Development Corporation (Health Revenue, AGM Insured)	5.00	07/01/2014	1,085,000	1,174,458

15

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Long Island NY Power Authority Series O (Utilities Revenue, FSA Insured) ±	1.80%	12/01/2029	$12,500,000	$12,500,000
Long Island Power Authority Series D (Utilities Revenue, AGM Insured) ±	2.10	12/01/2029	11,005,000	11,005,000
Long Island Power Authority Series I (Utilities Revenue, FSA Insured) ±	1.80	12/01/2029	10,000,000	10,000,000
Long Island Power Authority Series L (Utilities Revenue, FSA Insured) ±	1.75	12/01/2029	10,000,000	10,000,000
Metropolitan NY Transportation Authority Series B (Tax Revenue, AGM Insured) ±	1.25	11/01/2022	77,300,000	77,300,000
Metropolitan Transportation Authority Series D-1 (Transportation Revenue, AGM Insured) ±	0.35	11/01/2029	10,310,000	10,310,000
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	01/01/2014	4,010,000	4,276,304
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	01/01/2015	5,030,000	5,497,891
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.88	01/01/2016	3,830,000	4,259,075
New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue) ±	2.00	05/01/2045	13,000,000	13,189,540
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured) (z)	1.01	03/01/2012	1,070,000	1,065,442
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured) (z)	1.68	03/01/2013	2,755,000	2,689,707
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue) ±	0.60	06/15/2032	4,800,000	4,800,000
New York City NY Transit Authority Triborough Bridge & Tunnel (Lease Revenue, AMBAC Insured)	5.30	01/01/2012	1,000,000	1,003,540
New York NY Municipal Finance Authority 2nd Generation Resolution Series AA3 (Water & Sewer Revenue) ±§	1.25	06/15/2032	20,000,000	20,000,000
New York NY Sub Series L-5 (GO - Local) ±	1.20	04/01/2035	18,450,000	18,450,000
New York State Dormitory Authority (Miscellaneous Revenue)	5.00	07/01/2014	1,200,000	1,314,696
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.90	05/01/2018	9,895,000	9,400,448
New York State Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	03/15/2015	19,500,000	19,430,190
New York State Energy R&D Authority NY State Electrical & Gas D (Utilities Revenue, NATL-RE Insured) ±	4.10	12/01/2015	9,895,000	9,911,920
New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured) ±	4.10	03/15/2015	9,600,000	9,616,992
New York State Environmental Facilities Corporation Waste Management Project Series A (IDR) ±	4.55	05/01/2012	3,000,000	3,027,540
New York Urban Development Corporation (Housing Revenue)	5.88	02/01/2013	14,000,000	14,042,000
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) ±	5.63	11/15/2024	7,250,000	7,335,260
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	970,000	1,015,095
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10/01/2035	10,450,000	10,507,893
Syracuse NY (Tax Revenue, Assured Guaranty Insured)	4.00	04/15/2014	850,000	912,705
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	09/01/2015	2,000,000	2,234,680
Westchester County NY (Health Revenue)	4.00	11/01/2014	1,700,000	1,760,180
Westchester County NY (Health Revenue)	5.00	11/01/2014	4,815,000	5,126,868
Westchester County NY (Health Revenue)	5.00	11/01/2015	3,000,000	3,224,970
				308,444,653

North Carolina : 0.61%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00	01/01/2013	4,470,000	4,575,716
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) ±	5.75	12/01/2036	8,940,000	9,682,020

16

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Education Revenue) ±§	0.46%	06/01/2039	$10,650,000	$10,650,000
				24,907,736

North Dakota : 0.14%
Fargo ND Health System (Health Revenue)	4.00	11/01/2015	4,115,000	4,431,773
Ward County ND HCFA (Health Revenue)	5.25	07/01/2015	1,375,000	1,482,951
				5,914,724

Ohio : 2.34%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2014	2,175,000	2,270,439
Garfield Heights OH (Tax Revenue, AGM Insured)	3.00	12/01/2016	4,750,000	4,905,278
Lorain County OH (Health Revenue)	5.63	10/01/2016	2,625,000	2,661,199
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) ±	5.25	10/01/2038	5,500,000	5,997,420
Montgomery County OH Water Revenue Greater Moraine Beaver (Health Revenue)	4.00	05/01/2015	1,625,000	1,724,548
Montgomery County OH Water Revenue Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured)	5.38	11/15/2015	2,650,000	2,742,485
Ohio State Air Quality Development Authority (IDR)	5.70	02/01/2014	2,500,000	2,710,200
Ohio State Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12/01/2038	2,000,000	2,106,480
Ohio State Air Quality Development Authority First Energy Series B (IDR) ±	3.00	10/01/2033	2,900,000	2,925,868
Ohio State Air Quality Development Authority PCR Series A (IDR) ±	2.25	12/01/2023	29,800,000	30,232,994
Ohio State Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00	01/01/2013	1,750,000	1,820,770
Ohio State Higher Educational Facility Commission Series B University Hospital Health System (Health Revenue) ±	3.75	01/15/2025	7,500,000	7,737,900
Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00	01/15/2013	150,000	154,359
Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	01/15/2014	1,750,000	1,863,120
Ohio State Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	01/15/2039	2,050,000	2,269,904
Ohio State Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.41	07/01/2016	10,000,000	10,013,400
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.63	07/01/2021	3,300,000	3,342,240
Princeton OH School District MSTR (GO - Local, NATL-RE Insured) ±§	0.70	12/01/2030	9,480,000	9,480,000
				94,958,604

Oklahoma : 1.05%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	4.00	06/01/2014	2,000,000	2,149,060
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25	08/15/2014	574,542	599,241
Kingfisher OK Public Schools Project (Lease Revenue)	4.50	09/01/2016	3,065,000	3,316,024
McClain County OK Economic Development Authority Educational Facilities Blanchard Public Schools Project (Lease Revenue)	4.25	09/01/2014	1,865,000	1,996,389
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(m)(a)§(n)	0.58	06/01/2019	17,000,000	15,347,725
Oklahoma County OK Finance Authority Putnam City Public Schools Project (Lease Revenue)	4.00	03/01/2014	3,405,000	3,615,872
Oklahoma County OK Finance Authority Western Heights Public Schools Project (Lease Revenue)	3.25	09/01/2012	840,000	856,338
Oklahoma Development Finance Authority Lease Revenue Department of Human Services Community Office (Lease Revenue, AMBAC Insured)	5.25	02/01/2015	1,090,000	1,099,712

17

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma (continued)
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25%	06/01/2014	$6,425,000	$6,881,753
Okmulgee OK Municipal Utility System Series A (Utilities Revenue)	2.00	12/01/2012	1,130,000	1,142,701
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	3.00	06/01/2012	1,035,000	1,043,415
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	06/01/2017	4,600,000	4,711,918
				42,760,148

Oregon : 0.29%
Oregon State Department of Transportation Sub Lien Series B-3 (Tax Revenue) ±§	1.00	11/15/2027	10,000,000	10,000,000
Oregon State Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2013	1,000,000	1,052,230
Oregon State Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2014	750,000	807,383
Oregon State Housing & Community Services Department Series H (Housing Revenue)	5.13	01/01/2029	10,000	10,361
				11,869,974

Pennsylvania : 9.29%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2013	1,410,000	1,455,628
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2014	1,350,000	1,417,676
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,063,730
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2013	700,000	730,870
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	1,000,000	1,065,050
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	0.89	02/01/2021	29,405,000	27,625,703
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	1,475,000	1,627,604
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) ±	1.21	05/15/2038	13,000,000	13,001,820
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) ±	4.35	12/01/2013	1,460,000	1,532,577
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	500,000	509,035
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38	12/01/2013	4,070,000	4,146,109
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38	12/01/2014	6,370,000	6,489,119
Allegheny County PA University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	2,585,000	2,852,444
Allegheny County PA West Pennsylvania Hospital Development Authority Series A (Health Revenue)	5.00	11/15/2011	3,255,000	3,259,394
Beaver County PA IDA PCR First Energy Series B (IDR) ±	3.00	10/01/2047	5,100,000	5,139,168
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,565,000	1,562,512
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75	01/01/2013	650,000	657,690
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	01/01/2015	2,310,000	2,443,241
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	2,285,000	2,291,329
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	3,800,000	3,800,000

18

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Delaware Valley PA Regional Financing Authority (Miscellaneous Revenue)	5.75%	07/01/2017	$20,750,000	$23,404,340
Gallery Certificate Trust PA (Transportation Revenue, FSA Insured)	4.50	02/15/2013	1,185,000	1,188,602
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12/01/2033	8,880,000	9,002,100
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12/01/2033	13,500,000	13,684,815
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00	11/01/2018	2,130,000	2,551,357
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	07/01/2014	2,000,000	2,105,380
McKeesport PA Area School District (Tax Revenue, AMBAC State Aid Withholding Insured) (z)	3.09	10/01/2014	2,000,000	1,822,720
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	02/01/2014	1,880,000	2,044,744
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2014	2,955,000	3,261,286
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2015	2,505,000	2,823,811
North Pennsylvania PA Water Authority (Water & Sewer Revenue, AGM Insured) ±	2.60	11/01/2024	3,000,000	3,000,000
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue) ±	4.50	08/15/2032	1,425,000	1,531,134
Pennsylvania Economic Development Finance Authority Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12/01/2015	405,000	398,759
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2013	6,135,000	6,335,860
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10/15/2014	900,000	940,662
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	4.50	12/01/2011	5,000,000	5,005,350
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	4,215,000	4,224,990
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	2,250,000	2,255,715
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	1,675,000	1,643,678
Pennsylvania EDFA Main Line Health (Hospital Revenue) ±	0.56	10/01/2027	11,785,000	11,631,795
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	09/01/2013	4,250,000	4,337,933
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.63	12/01/2033	6,500,000	6,603,090
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured) ±	2.65	06/01/2023	15,940,000	15,940,000
Pennsylvania State Finance Authority Community College Beaver County Project (Education Revenue, NATL-RE State Aid Withholding Insured)	4.65	12/01/2013	1,590,000	1,595,311
Pennsylvania State HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) ±	0.62	07/01/2017	4,350,000	4,036,017
Pennsylvania State HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	05/15/2014	3,970,000	4,370,136
Pennsylvania State HEFAR University of The Arts (Education Revenue, Radian State Aid Withholding Insured)	5.50	03/15/2013	940,000	941,918
Pennsylvania State Turnpike Commission (Transportation Revenue) ±	0.93	06/01/2015	13,770,000	13,789,691
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±	1.06	12/01/2013	15,000,000	15,119,400
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±	1.21	12/01/2014	20,000,000	20,219,400
Philadelphia PA (Tax Revenue)	4.00	08/01/2013	12,670,000	13,226,973
Philadelphia PA (Tax Revenue)	5.00	08/01/2014	4,030,000	4,377,910
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	08/01/2015	1,150,000	1,222,082
Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	3,225,000	3,446,009
Philadelphia PA 8th Series 1998 General Ordinance (Utilities Revenue)	5.00	08/01/2013	1,000,000	1,063,490

19

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Philadelphia PA 8th Series General Ordinance (Utilities Revenue)	5.00%	08/01/2014	$4,045,000	$4,401,486
Philadelphia PA Authority for Industrial Development Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	10/01/2012	8,000,000	8,287,840
Philadelphia PA Authority for Industrial Development Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	10/01/2013	5,625,000	5,935,894
Philadelphia PA Authority for Industrial Development Series A (Lease Revenue, NATL-RE FGIC Insured)	5.50	07/01/2013	4,675,000	4,738,019
Philadelphia PA City of Philadelphia (Tax Revenue, CIFC Insured)	5.00	08/01/2014	2,320,000	2,518,406
Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFC Insured)	5.00	08/01/2014	2,000,000	2,176,260
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	2,000,000	2,206,740
Philadelphia PA Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.25	12/01/2017	2,335,000	2,437,040
Philadelphia PA Municipal Authority (Lease Revenue)	4.00	04/01/2012	780,000	788,354
Philadelphia PA Municipal Authority (Lease Revenue)	4.00	04/01/2013	1,290,000	1,323,372
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25	05/15/2013	1,365,000	1,447,323
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25	11/15/2015	2,850,000	3,031,631
Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	1,280,000	1,356,326
Philadelphia PA Parking Authority (Airport Revenue)	5.00	09/01/2012	2,265,000	2,342,033
Philadelphia PA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	08/01/2013	2,955,000	3,151,744
Philadelphia PA School District Series A (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	08/01/2015	10,105,000	11,299,714
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2013	7,500,000	8,020,875
Philadelphia PA Series A (Tax Revenue)	5.25	08/01/2016	6,530,000	7,423,369
Pittsburgh PA Water & Sewer Authority Series C (Water & Sewer Revenue, Assured Guaranty Insured) ±	2.63	09/01/2035	6,250,000	6,327,500
St Mary Hospital Authority PA Catholic Healthcare East Series B (Health Revenue)	5.00	11/15/2013	2,000,000	2,139,960
Westmoreland County PA (Tax Revenue, NATL-RE Insured) (z)	2.46	06/01/2013	1,170,000	1,122,884
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2014	1,380,000	1,443,328
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2015	1,435,000	1,511,084
				377,248,339

Puerto Rico : 0.70%
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ±	2.65	01/01/2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	2,700,000	2,811,915
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	4,625,000	4,625,509
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	07/01/2013	1,620,000	1,688,121
Puerto Rico Highway & Transportation Series X (Tax Revenue)	5.50	07/01/2013	1,290,000	1,347,857
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) ±	5.75	08/01/2027	17,000,000	17,216,750
				28,285,152

Rhode Island : 0.08%
Providence RI (Tax Revenue, AGM Insured)	4.00	01/15/2014	1,830,000	1,915,150
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2014	1,175,000	1,256,416
				3,171,566

20

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina : 0.67%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88%	10/01/2014	$2,860,000	$3,061,144
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	7.47	01/01/2012	61,376	60,244
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	8.04	01/01/2013	105,306	95,418
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	8.61	01/01/2014	110,149	91,185
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.40	01/01/2015	119,099	88,532
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.52	07/22/2051	665,372	16,874
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	9.67	01/01/2042	1,150,857	67,705
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	10.50	01/01/2032	1,485,756	190,949
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.02	01/01/2022	294,812	75,239
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	14.91	01/01/2021	278,784	75,584
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	15.74	01/01/2020	235,042	69,114
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	17.14	01/01/2019	216,089	67,448
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	18.70	01/01/2018	198,490	66,853
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	20.67	01/01/2017	179,606	65,924
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) (z)	24.13	01/01/2016	132,758	52,216
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	12.70	07/22/2051	258,161	2,063
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) (z)	15.70	01/01/2032	513,093	25,629
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	03/15/2014	2,300,000	2,490,601
Lexington County SC Health Services Incorporate (Health Revenue)	5.00	11/01/2014	500,000	547,750
Newberry Investing in Newberry County School District Project (Lease Revenue)	5.25	12/01/2014	1,000,000	1,094,680
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	1,100,000	1,146,486
Piedmont Municipal Power Agency SC Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2016	1,860,000	2,220,505
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	1,500,000	1,541,520
South Carolina Jobs Economic Development Authority Anmed Health Project (Health Revenue)	3.00	02/01/2015	225,000	234,304
South Carolina Jobs Economic Development Authority Anmed Health Project (Health Revenue)	5.00	02/01/2015	1,145,000	1,266,267
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±	0.91	08/01/2039	9,590,000	9,435,985
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00	06/01/2018	3,240,000	3,244,050
				27,394,269

South Dakota : 0.05%
Lower Brule Sioux Tribe of South Dakota Series B (Tax Revenue)	5.15	05/01/2014	830,000	766,414
South Dakota Housing Development Authority Series F (Housing Revenue)	5.25	05/01/2028	1,105,000	1,124,315
				1,890,729

21

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee : 2.95%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10/01/2013	$1,850,000	$1,979,556
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2013	4,200,000	4,494,126
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	1,650,000	1,811,288
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	4,085,000	4,484,309
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	1,200,000	1,288,428
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	07/01/2013	3,535,000	3,559,003
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50	07/01/2033	10,700,000	11,469,437
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A MBIA (Health Revenue, NATL-RE-IBC Insured)	7.50	07/01/2033	8,750,000	9,379,213
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75	01/01/2012	7,000,000	7,076,020
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue) (z)	4.63	01/01/2016	2,330,000	1,916,378
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.50	07/01/2012	1,750,000	1,759,100
Metropolitan Government Nashville & Davidson County TN County HEFA Meharry Medical College (Health Revenue, AMBAC Insured)	6.00	12/01/2012	1,375,000	1,401,675
Shelby County TN Health, Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	09/01/2015	2,750,000	3,113,880
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	4,185,000	4,401,113
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2014	9,210,000	9,702,643
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2015	19,040,000	20,089,104
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2016	7,130,000	7,383,115
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	7,485,000	7,696,676
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2015	12,135,000	12,671,003
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2018	4,280,000	4,279,700
				119,955,767

Texas : 7.26%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	5,710,000	5,938,857
Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR)	5.25	10/01/2011	1,300,000	1,300,143
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2017	500,000	538,350
Dallas Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	5.75	11/01/2018	2,255,000	2,263,005
Garza County TX Public Facilities Corporation (Lease Revenue)	5.00	10/01/2011	1,220,000	1,220,061
Garza County TX Public Facilities Corporation (Lease Revenue)	5.00	10/01/2012	10,000	10,187
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	2.75	06/01/2014	2,380,000	2,428,124
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13	06/01/2015	2,290,000	2,365,295
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12/01/2013	3,000,000	3,294,720
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2012	1,250,000	1,289,375

22

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Harris County TX Sports Authority CAB Junior Lien Series B (Tax Revenue, NATL-RE Insured) (z)	6.00%	11/15/2011	$3,345,000	$3,320,180
Houston TX Beneficial Ownership Series 14 Puttable (Housing Revenue)	5.75	11/01/2034	1,520,000	1,521,155
Houston TX Hotel Occupancy (Tax Revenue, AMBAC Insured) (z)	3.84	09/01/2016	4,000,000	3,313,560
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75	06/01/2033	620,000	641,427
Laredo TX Public Property Finance Contractual Obligation (GO - Local)	3.88	02/15/2018	4,525,000	4,813,605
Lewisville TX Refinancing & Capital Improvement Special Assessment (Tax Revenue, ACA Insured)	5.75	09/01/2012	125,000	127,269
Lower Colorado River Authority TX Unrefunded Balance 2010 Series A (Miscellaneous Revenue, AGM Insured)	5.88	05/15/2015	1,510,000	1,516,418
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) ±	3.05	07/01/2030	3,325,000	3,388,375
Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (Resource Recovery Revenue)	5.20	04/01/2018	6,300,000	6,370,875
North Texas Health Facilities Development Corporation TX United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2017	850,000	955,434
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.65	07/01/2019	19,320,000	19,300,294
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.25	04/01/2037	17,130,000	17,159,635
North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue) ±	6.00	01/01/2038	15,500,000	16,484,250
North Texas Tollway Authority Series A (Transportation Revenue)	3.00	01/01/2012	2,000,000	2,012,140
Sabine River Authority TX PCR TXU Electric Company Project Series A (Utilities Revenue) ±	5.50	05/01/2022	8,515,000	8,417,674
Sabine River Texas Authority Electric Company Project Series B (Resource Recovery Revenue) ±	5.75	05/01/2030	3,595,000	3,553,909
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	05/15/2013	1,000,000	1,028,410
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	61,710,000	65,350,273
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.93	09/15/2017	8,120,000	7,936,244
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)	5.00	12/15/2012	600,000	625,308
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.63	09/15/2017	60,555,000	59,001,764
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.78	12/15/2017	1,370,000	1,255,441
Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, AMBAC Insured) (z)	0.61	09/01/2012	2,785,000	2,769,181
Texas State Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	09/01/2038	265,000	274,405
Texas State PFA (Miscellaneous Revenue)	2.60	07/01/2020	42,815,000	42,920,325

				294,705,668

Utah : 0.06%
Utah State Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00	07/15/2015	655,000	663,292
Utah State Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13	06/15/2017	1,710,000	1,704,015

				2,367,307

Vermont : 0.25%
Burlington VT (Utilities Revenue, AMBAC Insured)	5.38	07/01/2013	605,000	622,170
Burlington VT (Utilities Revenue, AMBAC Insured)	5.38	07/01/2014	1,145,000	1,174,392

23

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Vermont (continued)
Burlington VT Airport Authority (Miscellaneous Revenue)	6.50%	12/15/2012	$8,500,000	$8,509,350

				10,305,912

Virgin Islands : 0.63%
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue)	6.00	10/01/2014	2,100,000	2,301,075
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10/01/2014	895,000	959,798
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2013	2,500,000	2,636,675
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2014	500,000	536,200
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2016	4,000,000	4,343,320
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2013	3,250,000	3,417,083
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2014	2,250,000	2,405,205
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10/01/2011	465,000	465,014
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10/01/2012	465,000	468,669
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10/01/2014	600,000	626,178
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10/01/2013	605,000	636,103
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10/01/2015	620,000	675,360
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2013	3,500,000	3,608,010
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2014	2,500,000	2,599,425

				25,678,115

Virginia : 0.48%
Chesterfield County VA IDA PCR Series A (IDR) ±	5.88	06/01/2017	3,300,000	3,375,438
Chesterfield County VA IDA PCR Series B (IDR) ±	5.88	06/01/2017	2,425,000	2,480,436
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) ±	5.38	11/01/2035	2,000,000	2,161,440
Marquis County VA IDA (Miscellaneous Revenue)	5.10	09/01/2013	3,072,000	2,457,631
Richmond VA Government Facilities Revenue Bonds (Lease Revenue, AMBAC Insured)	5.00	07/15/2013	360,000	377,633
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	07/01/2013	3,670,000	3,850,784
Virginia College Building Authority Regent University Project (Education Revenue)	4.50	06/01/2012	395,000	402,304
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2014	535,000	571,171
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	01/01/2013	750,000	763,313
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	07/01/2013	600,000	614,298
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20	07/01/2014	750,000	777,623
Virginia State Housing Development Authority Sub Series C (Housing Revenue)	4.25	07/01/2013	1,500,000	1,545,480

				19,377,551

Washington : 1.05%
Clark County WA School District # 114 (Tax Revenue, AGM Insured)	5.25	12/01/2012	5,000,000	5,289,750
Energy Northwest WA Electric Project Series A (Utilities Revenue)	5.00	07/01/2014	3,410,000	3,692,212
King County WA Public Hospital District Number 001 Series A (Health Revenue)	5.00	06/15/2013	1,070,000	1,119,616
King County WA Public Hospital District Number 001 Series A (Health Revenue)	5.00	06/15/2014	1,520,000	1,616,672
Port Kalama WA Series B (Port, Airport, & Marina Authority Revenue)	5.25	12/01/2015	500,000	549,110

24

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington (continued)
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25%	12/01/2011	$260,000	$261,581
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25	12/01/2012	200,000	207,610
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25	12/01/2013	185,000	196,020
Skagit County Public Hospital District #1 (Health Revenue)	5.50	12/01/2013	500,000	528,830
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	16,895,000	17,110,918
Washington State Economic Development Finance Authority RMKT 09-01-11 (Resource Recovery Revenue) ±	2.00	11/01/2017	3,000,000	3,012,630
Washington State HCFA Series A (Health Revenue)	5.00	08/15/2012	2,000,000	2,060,340
Washington State Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2013	1,250,000	1,320,263
Washington State Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2014	1,500,000	1,611,495
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2012	710,000	724,988
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2013	630,000	651,596
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2014	790,000	827,114
Washington State Housing Authority (Health Revenue)	5.10	01/01/2013	2,000,000	1,879,820
				42,660,565

West Virginia : 0.21%
Berkeley County WV Public Sewer Series A (Miscellaneous Revenue)	4.55	10/01/2014	545,000	567,410
West Virginia Economic Development Authority PCR Series D (Utilities Revenue) ±	4.85	05/01/2019	7,400,000	7,830,606
				8,398,016

Wisconsin : 1.27%
Badger WI Tobacco Asset Securitization Corporation Asset-Backed Prerefunded (Tobacco Revenue)	6.13	06/01/2027	5,355,000	5,558,972
Kenosha WI USD # 1 Series A (Tax Revenue)	4.00	04/01/2013	2,130,000	2,223,443
Kimberly WI Area School District Refunding (Tax Revenue, AGM Insured)	4.35	03/01/2013	1,000,000	1,015,970
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	06/01/2019	6,000,000	6,323,640
Wisconsin State HEFA (Health Revenue)	4.00	12/01/2013	1,295,000	1,361,641
Wisconsin State HEFA (Health Revenue)	4.00	12/01/2015	1,310,000	1,399,604
Wisconsin State HEFA (Health Revenue)	5.00	07/15/2014	6,000,000	6,401,160
Wisconsin State HEFA (Health Revenue)	5.00	12/01/2014	1,350,000	1,472,310
Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	04/15/2012	555,000	565,118
Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	04/15/2014	1,500,000	1,593,075
Wisconsin State HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	04/01/2014	1,250,000	1,335,875
Wisconsin State HEFA Ministry Healthcare Series A (Health Revenue)	4.00	08/15/2014	1,000,000	1,057,260
Wisconsin State HEFA Ministry Healthcare Series A (Health Revenue)	5.00	08/15/2015	1,750,000	1,927,100
Wisconsin State HEFA ThedaCare Incorporated (Health Revenue)	5.00	12/15/2014	1,060,000	1,159,142
Wisconsin State HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12/15/2014	1,730,000	1,898,606
Wisconsin State HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12/15/2014	3,405,000	3,599,630
Wisconsin State HEFA Wheaton Healthcare Series B (Health Revenue) ±	4.75	08/15/2025	10,750,000	11,658,053
Wisconsin State HEFA Wheaton Healthcare Series B (Health Revenue)	5.00	08/15/2012	860,000	877,062
				51,427,661

Total Municipal Bonds and Notes (Cost $3,978,163,955)				4,018,203,722

25

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name		Yield		Shares	Value
Short-Term Investments: 0.80%

Investment Companies : 0.76%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		31,029,642	$31,029,642

			Maturity Date	Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #		0.02	12/22/2011	$1,400,000	1,399,947

Total Short-Term Investments (Cost $32,429,639)					32,429,589

Total Investments in Securities (Cost $4,010,593,594)*	99.73%				4,050,633,311
Other Assets and Liabilities, Net	0.27				10,939,206

Total Net Assets	100.00%				$4,061,572,517

±	Variable rate investment.
^^	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(z)	Zero coupon security. Rate represents yield to maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
§	These securities are subject to a demand feature which reduces the effective maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $4,010,396,097 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,105,945
Gross unrealized depreciation	(14,868,731)

Net unrealized appreciation	$40,237,214

26

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$3,964,129,018	$54,074,704	$4,018,203,722

Short-term investments
Investment companies	31,029,642	0	0	31,029,642
U.S. Treasury securities	1,399,947	0	0	1,399,947

	$32,429,589	$3,964,129,018	$54,074,704	$4,050,633,311

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$147,501	$0	$0	$147,501

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$64,186,304
Accrued discounts (premiums)	55,095
Realized gains (losses)	789,469
Change in unrealized gains (losses)	(404,031)
Purchases	18,367,867
Sales	(28,920,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$54,074,704

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$244,605

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	1,480 Short	5-Year U.S. Treasury Notes	$181,276,875	$147,501

The Fund had an average notional amount of $84,395,124 in futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.14%

Alabama : 3.45%
Alabama 21st Century Authority Tobacco Settlement Revenue (Tobacco Revenue)	5.50%	12/01/2013	$2,500,000	$2,541,675
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	08/01/2016	1,875,000	2,018,456
Jefferson County AL Sewer Series C-5 (Water & Sewer Revenue) ±	0.64	02/01/2042	1,900,000	1,482,000
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC) ±	5.25	11/01/2027	15,000,000	15,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue) ±	4.35	08/01/2027	5,000,000	5,000,000
				26,042,131

Alaska : 0.15%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	01/01/2014	1,165,000	1,168,180

Arizona : 3.16%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	0.98	01/01/2037	10,000,000	6,406,600
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.01	02/01/2042	5,800,000	5,410,240
Fort McDowell AZ Yavapai Nation Gaming Revenue (Tax Revenue)	7.75	05/01/2024	3,000,000	3,112,410
Maricopa County AZ IDA Multifamily Housing Series A-1 (Housing Revenue, GNMA FHA Insured)	5.75	10/20/2018	815,000	856,818
Maricopa County AZ Stadium District Revenue (Tax Revenue, AMBAC Insured)	5.38	06/01/2013	3,260,000	3,218,174
Scottsdale AZ IDA Hospital (IDR)	5.00	09/01/2012	1,615,000	1,665,130
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2014	1,360,000	1,447,611
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2015	1,660,000	1,778,142
				23,895,125

California : 10.82%
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) (z)	4.60	10/01/2014	500,000	448,605
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) (z)	4.97	10/01/2017	555,000	423,720
Alameda Corridor Transportation Authority (Transportation Revenue)	5.13	10/01/2018	2,000,000	2,004,580
Alameda County CA COP Medical Center Project (Lease Revenue, NATL-RE Insured)	5.38	06/01/2014	115,000	121,414
Antelope Valley CA Health Care District Series A (Health Revenue) ±	5.25	09/01/2017	1,200,000	1,181,400
California GO (Tax Revenue, FGIC Insured)	6.00	08/01/2014	755,000	768,552
California GO (GO - State)	6.25	10/01/2019	15,000	15,370
California GO Series BW (Miscellaneous Revenue, AGM Insured)	4.95	12/01/2011	175,000	175,553
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	02/01/2015	680,000	686,555
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	08/01/2015	1,585,000	1,599,313
California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.95	08/01/2028	625,000	616,450
California Housing Finance Agency Multifamily Housing Series B (Housing Revenue, AMBAC FHA Insured)	6.15	08/01/2022	150,000	150,215
California Public Works Board Lease California State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.38	10/01/2016	500,000	501,255
California Public Works Board Lease Community College Project Series B (Lease Revenue, AMBAC Insured)	5.63	03/01/2016	215,000	215,596
California Public Works Board Lease State University Project Series A (Lease Revenue)	5.25	12/01/2013	55,000	55,176
California Public Works Board Lease State University Project Series A (Lease Revenue, AMBAC Insured)	5.40	12/01/2016	1,050,000	1,052,636

1

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.25%	10/01/2013	$100,000	$100,312
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.40	10/01/2022	700,000	702,359
California Rural Home Mortgage Authority SFHR Bond Series B (Housing Revenue, GNMA/FNMA Insured)	7.30	06/01/2031	125,000	128,459
California State (GO - State, Dexia Credit Local LOC, FSA Insured) ±§	2.65	08/01/2027	14,780,000	14,780,000
California State Statewide CDA (Lease Revenue)	6.00	10/01/2023	2,500,000	2,615,050
California Statewide CDA SAVRS (Miscellaneous Revenue, ACA Radian Insured) ±§(a)(m)(n)	0.70	05/15/2029	1,250,000	1,193,960
California Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	06/01/2017	250,000	250,143
Delhi CA Unified School District (Tax Revenue, AMBAC Insured) (z)	3.96	08/01/2019	2,500,000	1,732,925
Dixon CA Unified School District Election of 2002 GO (GO - Local, NATL-RE FGIC Insured) (z)	2.98	08/01/2037	1,100,000	207,823
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments (Housing Revenue, GNMA Insured)	5.45	05/20/2027	1,000,000	1,108,400
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments Series A (Housing Revenue, GNMA Insured)	5.25	05/20/2017	1,235,000	1,264,257
Inland Valley Development Agency CA Tax Allocation (Tax Revenue) ±§	4.25	03/01/2041	4,400,000	4,581,764
Inland Valley Development Agency CA Tax Allocation (Tax Revenue) ±§	4.50	03/01/2041	2,300,000	2,419,347
Kirkwood Meadows Public Utility District (Utilities Revenue)	4.50	05/01/2013	2,000,000	2,010,880
Los Angeles CA Multifamily Housing Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured)	4.35	11/20/2012	160,000	163,936
Los Angeles County CA COP Disney Parking Project (Lease Revenue) (z)	3.39	03/01/2016	4,170,000	3,627,608
Los Angeles County CA Schools Regionalized Business Services Series A (Education Revenue, AMBAC Insured) (z)	4.83	08/01/2016	1,945,000	1,561,057
Northern CA Gas Authority # 1 LIBOR (Energy Revenue) ±	0.77	07/01/2017	1,040,000	933,296
Northern CA Gas Authority # 1 LIBOR (Energy Revenue) ±	0.89	07/01/2027	15,380,000	11,177,569
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	07/01/2015	100,000	100,164
Palomar Pomerado CA Health (Health Revenue, NATL-RE Insured) (z)	4.29	08/01/2021	1,385,000	854,393
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12/01/2017	1,455,000	1,450,344
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12/01/2018	2,110,000	2,117,786
San Francisco CA City and County Redevelopment Agency (Housing Revenue) ±§	3.25	12/01/2016	6,300,000	6,300,000
Santa Clara CA Redevelopment Agency Tax Allocation Bayshore North Project (Tax Revenue, NATL-RE Insured)	5.00	06/01/2016	250,000	250,840
State of California (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured) ±	2.65	08/01/2027	10,000,000	10,000,000
				81,649,062

Colorado : 1.05%
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11/15/2015	700,000	701,393
Colorado HFA Series E-2 (Housing Revenue)	7.00	02/01/2030	770,000	789,589
Colorado HFA SFHR Bond (Housing Revenue) (z)	3.42	11/01/2029	1,565,000	573,901
Denver CO City & County Airport Series C (Airport Revenue, NATL-RE-IBC Insured)	6.13	11/15/2025	115,000	115,462
Glendale CO COP (Lease Revenue, XLCA Insured)	5.75	12/01/2013	685,000	748,794
Public Authority For Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	960,000	1,005,610
Public Highway Authority Colorado Revenue Series B (Transportation Revenue, NATL-RE Insured) (z)	4.54	09/01/2016	5,000,000	3,966,250
				7,900,999

2

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Connecticut : 2.07%
Connecticut GO (Tax Revenue, FGIC-TCR Insured)	5.65%	03/15/2012	$270,000	$271,199
Connecticut HEFA Bridgeport Hospital Series A (Health Revenue, NATL-RE Insured)	6.63	07/01/2018	200,000	201,608
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2011	1,705,000	1,712,093
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2012	920,000	923,781
Connecticut State (GO - State) ±	1.36	03/01/2018	2,500,000	2,500,150
Connecticut State (GO - State) ±	1.51	03/01/2019	4,050,000	4,057,614
Connecticut State (GO - State, AMBAC Insured) ±	3.33	06/01/2016	1,000,000	975,220
Connecticut State Series A (GO - State) ±	0.93	05/15/2017	3,000,000	3,000,000
Connecticut State Series A (GO - State) ±	1.08	05/15/2018	2,000,000	2,000,000
				15,641,665

District of Columbia : 0.01%
District of Columbia HFA Residential Seniors Center Series 1 (Housing Revenue, FGIC FHA Private Mortgages Insured)	7.75	09/01/2016	57,500	57,717

Florida : 8.06%
Baker FL Correctional Development First Mortgage Detention Center Project (Lease Revenue)	6.00	02/01/2013	355,000	316,298
Broward County FL Airport System Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2012	4,000,000	4,015,320
Citizens Property Insurance Corporation Florida (Miscellaneous Revenue, AGM Insured) ±	1.81	06/01/2014	5,000,000	5,026,500
Collier County FL IDA Naples Community Hospital Incorporated Project (Hospital Revenue, Bank of America NA LOC) ±§	4.65	10/01/2034	2,000,000	2,006,280
Dade County FL Resource Recovery Facilities Revenue (Resource Recovery Revenue, AMBAC Insured)	5.50	10/01/2013	335,000	336,075
Dade County FL Seaport (Airport Revenue, NATL-RE Insured)	5.50	10/01/2026	370,000	371,106
Dade County FL Seaport Series 95 (Airport Revenue, NATL-RE Insured)	5.75	10/01/2015	390,000	391,673
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Lease Revenue, AMBAC Insured)	5.00	08/01/2017	70,000	70,576
Florida Development Finance Corporation (Education Revenue)	6.50	06/15/2021	3,000,000	3,029,700
Florida HFA (Housing Revenue, AGM Insured) (z)	3.70	12/01/2029	4,980,000	1,587,773
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC FHA Insured)	6.25	07/01/2035	690,000	670,811
Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	03/01/2032	185,000	185,105
Florida Housing Finance Corporation Multifamily Housing Series 2 (Housing Revenue)	4.25	12/15/2012	1,000,000	1,001,260
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10/01/2022	1,685,000	1,721,784
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11/01/2015	1,840,000	1,863,515
Florida Refunding GO Senior Lien Jacksonville Transportation (GO - State)	5.00	07/01/2012	350,000	351,383
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) ±§	3.00	12/01/2020	5,000,000	4,951,150
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12/01/2013	180,000	180,000
Highlands County FL Health Facilities Authority (Health Revenue, AGM Insured) ±	2.00	11/15/2031	2,000,000	2,000,000
Hillsborough County FL IDA CIG Tax Allocation Series A (Tobacco Revenue, AMBAC Insured)	5.50	09/01/2016	735,000	753,162
Hillsborough County FL IDA Tampa General Hospital Project Series A (Hospital Revenue)	5.00	10/01/2018	4,795,000	4,973,230
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,000,000	1,061,600

3

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Lee County FL Airport AMT Series A (Airport Revenue, AGM Insured)	6.00%	10/01/2032	$4,400,000	$4,402,860
Lee County FL HFA (Housing Revenue) (i)	4.50	09/15/2012	6,470,000	6,472,200
Manatee County FL HFA SFHR Bond Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	05/01/2039	95,000	97,547
Miami Dade County FL HFA Multifamily Housing Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured)	6.05	01/01/2041	200,000	202,234
Miami FL Special Obligation (GO - Local, AGM Insured)	5.00	02/01/2017	1,000,000	1,080,880
Miami FL Special Obligation (GO - Local, AGM Insured)	5.00	02/01/2018	2,905,000	3,126,100
Mid-Bay Bridge Authority FL Series B (Transportation Revenue)	5.00	10/01/2016	2,000,000	2,056,160
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC MBIA-IBC Insured)	6.00	10/01/2016	285,000	307,883
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	3,500,000	3,722,320
Seminole Tribe FL Series 2010A (Miscellaneous Revenue) 144A	5.13	10/01/2017	2,450,000	2,383,581
Tampa FL Home Mortgage (Housing Revenue) (z)	9.06	10/01/2014	475,000	136,620
				60,852,686

Georgia : 2.51%
Augusta GA Multifamily Housing Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11/20/2024	1,070,000	1,008,229
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	08/01/2018	5,000	5,023
De Kalb County GA Series B (GO - Local)	4.00	01/01/2016	1,025,000	1,055,033
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Hospital Revenue)	5.00	07/01/2017	1,500,000	1,391,235
Main Street Natural Gas Incorporated Series B (Energy Revenue)	5.00	03/15/2017	5,300,000	5,478,875
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured) ±144A	0.75	07/01/2020	10,000,000	10,000,000
				18,938,395

Guam : 0.58%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	1,500,000	1,521,045
Guam Government Hotel Occupancy Tax (Tax Revenue, Tax Revenue)	5.00	11/01/2017	500,000	534,725
Guam Government Hotel Occupancy Tax Series A (Tax Revenue, Tax Revenue)	5.00	11/01/2016	1,000,000	1,071,610
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	07/01/2016	1,255,000	1,227,817
				4,355,197

Hawaii : 0.05%
Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Utilities Revenue, NATL-RE Insured)	5.45	11/01/2023	415,000	412,908

Illinois : 13.76%
Chicago IL (GO - Local) (z)	3.27	01/01/2019	2,400,000	1,827,888
Chicago IL (GO - Local) ±	5.50	01/01/2019	2,840,000	3,154,814
Chicago IL DCL 2008-068 (Property Tax Revenue, AMBAC Insured, Dexia Credit Local LOC) () ±144A	2.65	01/01/2022	6,370,000	6,370,000
Chicago IL Midway Airport Series B (Airport Revenue) ±§	5.00	01/01/2034	5,000,000	5,488,200
Chicago IL Midway Airport Series B (Airport Revenue, NATL-RE Insured)	5.63	01/01/2029	340,000	340,143
Chicago IL O’Hare International Airport Revenue (Airport Revenue)	5.75	01/01/2020	1,000,000	1,049,160
Chicago IL O’Hare International Airport Series A (Airport Revenue, AMBAC Insured)	5.50	01/01/2016	3,065,000	3,074,379
Chicago IL Series A-2 (GO - Local, AMBAC Insured)	5.50	01/01/2018	5,000,000	5,721,300
Chicago IL Series D (GO - Local) ±	4.25	01/01/2040	13,000,000	13,000,000

4

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Cook & Du Page Counties IL Combined School District #113A Lemont (Tax Revenue, AGM Insured) (z)	4.16%	12/01/2018	$1,505,000	$1,071,364
Cook County IL GO Community College District #510 South Suburban College (Tax Revenue, AGM Insured) (z)	2.83	12/01/2015	1,090,000	991,159
Cook County IL School District #122 Ridgeland (Tax Revenue) (z)	3.54	12/01/2019	4,210,000	3,034,568
Du Page County III Community High School District (Tax Revenue, AGM Insured)	5.60	01/01/2021	2,085,000	2,185,851
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	02/01/2024	250,000	250,198
Illinois Development Finance Authority Provena Health Series A (Health Revenue, NATL-RE Insured)	5.25	05/15/2012	1,000,000	1,001,450
Illinois Educational Facilities Authority Series A (Education Revenue)	5.63	10/01/2022	3,325,000	3,353,795
Illinois Finance Authority Student Housing Northern Il University Project (Education Revenue)	5.13	10/01/2020	4,805,000	4,926,903
Illinois GO (Tax Revenue)	5.15	07/01/2015	1,055,000	1,058,608
Illinois GO (Tax Revenue, NATL-RE FGIC Insured)	5.25	07/01/2022	150,000	150,411
Illinois Health Facilities Authority Western Medical Facilities Foundation (Health Revenue, NATL-RE Insured)	5.00	11/15/2018	4,375,000	4,378,719
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured)	5.25	01/01/2021	8,235,000	8,244,717
Illinois State (Tax Revenue, AGM Insured)	5.00	09/01/2015	2,000,000	2,243,220
Illinois State (Tax Revenue)	5.00	09/01/2016	1,400,000	1,511,762
Illinois State (Tax Revenue)	5.00	01/01/2017	1,250,000	1,398,313
Illinois State (Tax Revenue)	5.25	10/01/2015	1,750,000	1,828,173
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	1,000,000	1,067,480
Illinois State Series B (GO - State) ±§	3.25	10/01/2033	17,200,000	17,200,000
Kane McHenry Cook & De Kalb Counties IL Unit School District #300 (Tax Revenue) (z)	3.54	12/01/2019	2,090,000	1,506,472
Kendall Kane & Will Counties IL Community Unit School District Series C (Tax Revenue, AGM Insured) (z)	3.80	10/01/2017	1,350,000	1,087,155
Lake County IL Community High School District (Education Revenue, NATL-RE FGIC Insured) (z)	4.08	12/01/2017	540,000	414,337
Lake County IL Community School District (Education Revenue, AMBAC Insured) (z)	3.85	02/01/2013	340,000	322,116
McHenry & Kane Counties IL Community Consolidated School District 158 (Tax Revenue) (z)	3.61	01/01/2018	4,000,000	3,089,640
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2018	655,000	701,348
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2019	775,000	823,267
				103,866,910

Indiana : 1.60%
Delaware County IN Industrial Corporation Lease Rental (Lease Revenue, NATL-RE Insured)	5.00	12/01/2012	5,000	5,009
Indiana HEFA Ascension Health Project Series B3 (Health Revenue) ±	1.74	11/15/2031	11,000,000	11,023,100
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25	07/01/2022	325,000	326,242
Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured)	8.00	01/01/2014	705,000	708,532
				12,062,883

Kansas : 2.02%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	09/01/2035	5,275,000	5,590,181
Kansas State Development Finance Authority (Lease Revenue)	5.00	11/15/2015	500,000	558,845
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured) (z)	4.41	12/01/2014	1,955,000	1,678,289

5

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue) (z)	4.68%	06/01/2021	$12,500,000	$7,427,125
				15,254,440

Kentucky : 0.66%
Christian County KY Hospital (Hospital Revenue, Assured Guaranty Insured)	5.25	02/01/2018	1,520,000	1,646,950
Kentucky Economic Development Finance Authority (Lease Revenue)	5.25	05/15/2017	2,000,000	2,001,980
Pikeville KY Hospital (Hospital Revenue)	4.00	03/01/2015	750,000	784,478
Pikeville KY Hospital (Hospital Revenue)	5.00	03/01/2016	500,000	548,775
				4,982,183

Louisiana : 1.84%
East Baton Rouge LA Sewer Commission Revenue (Utilities Revenue) ±	0.96	02/01/2046	8,000,000	7,999,120
Louisiana Government Environmental Facilities CDA Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	07/01/2030	3,800,000	3,864,600
Louisiana HFA SFHR Bond AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12/01/2019	115,000	117,345
Louisiana HFA SFHR Bond AMT Series B-2 (Housing Revenue, GNMA/FNMA Insured)	5.55	06/01/2019	435,000	447,054
Louisiana HFA SFHR Bond AMT Series C (Housing Revenue, GNMA/FNMA Insured) ±	6.30	06/01/2020	100,000	102,039
Louisiana HFA SFHR Bond Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	06/01/2035	225,000	233,242
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2015	600,000	633,516
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2016	500,000	529,125
				13,926,041

Maine : 0.05%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85	11/01/2020	360,000	361,544

Maryland : 1.40%
Baltimore MD (GO - Local) ±	1.00	10/01/2022	6,125,000	5,604,375
Baltimore MD Series A (GO - Local, AGM Insured) ±(a)(m)(n)	0.26	10/15/2020	4,300,000	4,021,714
Maryland Community Development Administration Department Housing & Community Development Series 2001B (Housing Revenue, FHA GNMA Housing & Urban Development MHF Insured)	5.10	07/01/2016	445,000	445,494
Maryland Community Development Administration Department Housing & Community Development Series D (Housing Revenue)	5.38	09/01/2024	500,000	500,300
				10,571,883

Massachusetts : 1.49%
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2012	935,000	924,715
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2013	1,610,000	1,571,457
Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	5.88	09/01/2023	3,355,000	2,960,217
Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	6.00	09/01/2021	2,600,000	2,363,296

6

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Massachusetts (continued)
Massachusetts State Health & Educational Facilities Authority Series E-2 (Health Revenue)	5.00%	07/01/2016	$3,035,000	$3,396,013
				11,215,698

Michigan : 3.86%
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.25	07/01/2016	1,145,000	1,269,507
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue) (z)	3.53	07/01/2018	4,000,000	3,031,880
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue)	5.00	07/01/2020	2,355,000	2,454,522
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2021	5,000,000	5,167,050
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	07/01/2020	3,405,000	3,619,175
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2018	3,235,000	3,423,956
Grand Haven MI Electric Revenue (Electric Utilities, NATL-RE Insured)	5.50	07/01/2016	1,000,000	1,106,180
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	05/15/2018	300,000	301,071
Michigan Hospital Finance Authority Series A (Health Revenue)	5.30	10/01/2011	260,000	260,036
Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	660,000	673,372
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.13	05/01/2020	500,000	451,360
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	150,000	156,000
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2018	595,000	601,039
Michigan Municipal Bond Authority (Miscellaneous Revenue) ±	8.63	11/01/2016	65,000	65,367
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured) (z)	3.51	05/01/2013	500,000	477,510
Michigan Municipal Bond Authority Detroit City School District (Education Revenue, AGM Insured)	5.00	06/01/2016	1,170,000	1,249,970
Michigan Municipal Bond Authority Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2012	100,000	100,273
Michigan State Hospital Finance Authority (Health Revenue)	5.50	11/01/2016	2,450,000	2,613,391
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Lease Revenue)	3.00	12/01/2015	1,200,000	1,232,136
Wayne County MI GO Building Authority Capital Series A (Tax Revenue, NATL-RE Insured)	5.25	06/01/2016	855,000	858,258
				29,112,053

Minnesota : 0.67%
Minnesota Agricultural & Economic Development Board Health Care Facilities (Hospital Revenue)	4.75	02/15/2015	2,500,000	2,578,025
St. Paul MN Housing & Redevelopment Authority Health Care (Health Revenue)	3.00	02/01/2012	1,250,000	1,257,300
St. Paul MN Port Authority IDA Series K (IDR, FGIC-TCR Insured)	9.50	12/01/2014	155,000	55,413
St. Paul MN Port Authority IDA Series N (IDR, FGIC-TCR Insured)	10.00	12/01/2014	165,000	58,988
Washington County MN Housing & Redevelopment Authority Hospital Facility (Health Revenue)	5.25	11/15/2012	1,100,000	1,100,341
				5,050,067

Mississippi : 0.35%
Biloxi MS Multifamily Housing Pass Pointe Apartments Series A (Housing Revenue, FHA Insured)	5.65	12/01/2017	2,270,000	2,364,387
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	07/01/2018	200,000	200,426

7

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Mississippi (continued)
Jackson MS Multifamily Housing Forest Park Apartments Series A (Housing Revenue, GNMA FHA Housing & Urban Development Section 8 Insured)	6.10%	04/20/2032	$55,000	$58,067
				2,622,880

Missouri : 1.02%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2013	1,100,000	1,121,230
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2014	685,000	698,666
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±§	4.90	05/01/2038	360,000	377,842
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	5.00	06/01/2012	470,000	471,029
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	3,000,000	3,279,030
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2016	1,725,000	1,744,355
				7,692,152

Nebraska : 0.44%
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.00	12/01/2013	100,000	105,798
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.25	12/01/2018	1,000,000	1,014,840
Nebraska Higher Education Loan (Education Revenue, NATL-RE GO of Corporation Insured) (z)	6.33	12/15/2015	2,970,000	2,197,295
				3,317,933

Nevada : 0.64%
Clark County NV Airport Revenue (Airport Revenue)	5.38	07/01/2016	1,820,000	1,908,962
Clark County NV Airport Revenue Series C (Airport Revenue, AMBAC Insured)	5.38	07/01/2018	2,000,000	2,077,120
Nevada Housing Division SFHR Bond Mezzanine Series C-2 (Housing Revenue)	5.95	04/01/2022	55,000	55,008
Reno NV Redevelopment Agency Tax Allocation Lien F (Tax Revenue, NATL-RE Insured)	5.00	09/01/2012	800,000	801,264
				4,842,354

New Hampshire : 0.47%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	07/01/2016	945,000	1,030,286
New Hampshire HFA SFHR Bond Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	07/01/2015	395,000	408,126
New Hampshire HFA SFHR Bond Mortgage Acquisition Series E (Housing Revenue)	4.65	07/01/2014	320,000	329,552
New Hampshire Higher Education & Health Facilities Authority Cheshire Medical Center (Health Revenue)	5.13	07/01/2018	1,795,000	1,797,836
				3,565,800

New Jersey : 4.64%
New Jersey Casino Reinvestment Development Authority (Tax Revenue, AMBAC Insured)	5.00	01/01/2013	2,190,000	2,241,991
New Jersey Economic Development Authority Elite Pharmaceuticals Project Series A (IDR) ^^	6.50	09/01/2030	700,000	420,623
New Jersey Economic Development Authority Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.96	02/01/2018	6,500,000	6,547,515
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Series A (Housing Revenue, AMBAC FHA Insured)	5.55	05/01/2027	225,000	224,998

8

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
New Jersey State Turnpike Authority (Transportation Revenue, AGM Insured) ±	1.80%	01/01/2024	$7,000,000	$7,000,000
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured) ±	1.80	01/01/2024	10,000,000	10,000,000
Union County NJ Utility Authority Solid Waste Senior Lease Ogden Martin Series A (Resource Recovery Revenue, AMBAC Insured)	5.38	06/01/2012	8,545,000	8,567,046
				35,002,173

New Mexico : 1.49%
Albuquerque NM ID Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	05/20/2014	895,000	897,488
Dona Ana County NM Tax Revenue (Tax Revenue)	5.50	06/01/2016	250,000	272,410
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	06/01/2015	1,000,000	1,080,180
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	1.01	12/01/2028	8,965,000	8,988,488
				11,238,566

New York : 5.78%
Metropolitan Transportation Authority Dedicated Tax Fund (Transportation Revenue) ±	1.25	11/01/2022	5,000,000	5,000,000
Metropolitan Transportation Authority New York Commuter Facilities Series D (Transportation Revenue, NATL-RE Insured)	5.00	07/01/2012	100,000	102,804
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) ±(a)(m)1	0.34	11/01/2022	5,000,000	4,256,028
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	08/15/2025	7,195,000	7,312,422
New York Dormitory Authority Ellis Hospital Mortgage Project (Health Revenue, NATL-RE FHA Insured)	5.50	08/01/2015	1,275,000	1,278,710
New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured)	6.30	08/01/2024	900,000	901,125
New York Mortgage Agency Series 67 (Housing Revenue, NATL-RE-IBC Insured)	5.80	10/01/2028	610,000	641,763
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	01/06/2016	3,616,281	3,670,525
New York NY GO Sub-Series A1 (Tax Revenue) ±	5.75	08/01/2014	75,000	75,326
New York State Dormitory Authority Revenues (Education Revenue, NATL-RE FGIC FHA Insured)	5.00	08/01/2016	1,000,000	1,101,120
New York State Dormitory Authority Revenues (Education Revenue)	5.25	08/15/2015	1,910,000	2,084,727
New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured) ±	4.10	03/15/2015	2,075,000	2,078,673
New York State Energy Research & New York State Power (Utilities Revenue)	2.13	03/15/2015	3,500,000	3,487,470
New York Urban Development Corporation Sub Lien (Housing Revenue, GO of Corporation Insured)	5.50	07/01/2016	350,000	351,400
Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue) ±	5.55	11/15/2024	3,905,000	3,950,142
Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured)	7.00	05/20/2044	5,700,000	6,021,423
Port Authority of New York & New Jersey Special Obligation Series 103 (Airport Revenue, NATL-RE GO of Authority Insured)	5.13	12/15/2011	1,215,000	1,217,272
Ulster County NY Industrial Development Agency Benedictine Hospital Project (Health Revenue)	5.00	11/01/2011	120,000	120,011
				43,650,941

North Carolina : 0.11%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	08/01/2014	540,000	565,699

9

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)
North Carolina HFA SFHR Bond Series HH (Housing Revenue)	6.20%	03/01/2018	$275,000	$275,479
				841,178

Ohio : 2.81%
Akron OH Sewer System Revenue (Water & Sewer Revenue)	5.00	12/01/2017	750,000	791,948
Akron Ohio Income Tax Revenue Community Learning Centers Series A (Tax Revenue, NATL-RE FGIC Insured)	5.25	12/01/2017	4,970,000	5,324,262
Franklin County OH Hospital (Hospital Revenue)	5.00	05/15/2019	4,925,000	5,125,349
Mentor OH Refunding GO Street Bonds Series 1991 (Tax Revenue)	7.15	12/01/2011	60,000	60,694
Ohio Housing Finance Agency SFHR Bond (Housing Revenue, FGIC FHA VA Private Mortgages Insured) (z)	8.41	01/15/2015	15,000	11,502
Ohio State Air Quality Development Authority Pollution Control Series A (IDR) ±	2.25	12/01/2023	3,600,000	3,652,308
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	06/01/2013	2,000,000	2,014,140
Ohio State Water Development Authority Solid Waste Revenue (Resource Recovery Revenue)	5.15	07/15/2015	3,500,000	3,586,660
Woodridge OH Local School District (Tax Revenue)	6.80	12/01/2014	620,000	660,963
				21,227,826

Oklahoma : 0.30%
Comanche County OK HFA SFHR Bond Series B-2 (Housing Revenue, GNMA Insured)	6.60	10/01/2035	315,000	342,122
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	06/01/2018	325,000	338,384
Tulsa OK Airports Improvement Trust (Airport Revenue)	5.00	06/01/2019	1,500,000	1,560,510
				2,241,016

Oregon : 0.52%
Oregon Board Bank Oregon Economic Community Development Department Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	01/01/2019	420,000	421,470
Oregon State Department of Transportation Highway User Tax Revenue (Transportation Revenue) ±	1.00	11/15/2026	1,000,000	1,000,000
Port of Astoria OR Pollution Control James River Project (IDR)	6.55	02/01/2015	2,500,000	2,502,525
				3,923,995

Other : 1.05%
BB&T Municipal Trust (Miscellaneous Revenue) ±144A	1.03	08/01/2014	6,430,000	6,428,714
San Manuel Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12/01/2016	1,500,000	1,475,820
				7,904,534

Pennsylvania : 3.40%
Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Hospital Revenue)	5.00	11/15/2011	1,650,000	1,652,228
Allentown PA School District (Education Revenue, NATL-RE FGIC State Aid Withholding Insured) (z)	3.80	02/15/2014	500,000	465,090
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	08/15/2017	5,535,000	5,475,665
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	07/01/2017	4,925,000	5,555,006
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guaranty Insured) ±§	5.25	12/01/2033	2,000,000	2,027,500
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Municipal Government Guaranty Insured) ±§	5.00	12/01/2033	2,260,000	2,290,939

10

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Langhorne PA Hospital Authority Franciscan Health Center Series A (Health Revenue, NATL-RE Insured)	7.00%	06/15/2015	$290,000	$290,841
Northampton County PA Hospital Saint Luke’s Hospital Project Series A (Health Revenue)	4.00	08/15/2012	1,085,000	1,103,781
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,436,984
Pennsylvania State HEFAR Saint Joseph’s University (Education Revenue, Radian Insured)	5.25	12/15/2017	1,025,000	1,049,815
Pottstown Borough PA Sewer Authority (Water & Sewer Revenue, NATL-RE FGIC Municipal Government Guaranty Insured) (z)	1.61	11/01/2011	1,435,000	1,433,493
Reading PA Series A (GO - Local)	4.00	11/15/2014	1,780,000	1,855,330
Saint Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11/15/2015	930,000	1,008,148
				25,644,820

Puerto Rico : 0.74%
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,695,000	1,807,497
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured) ±§	5.25	08/01/2030	200,000	202,348
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) ±§	5.75	08/01/2027	3,500,000	3,544,625
				5,554,470

Rhode Island : 0.13%
Rhode Island Clean Water Finance Agency Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	950,000	950,570
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	04/01/2027	25,000	25,040
				975,610

South Carolina : 0.68%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	640,000	685,011
South Carolina Jobs EDA Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured)	6.90	01/20/2037	3,060,000	3,126,586
Tobacco Settlement Revenue Management Authority (Tobacco Revenue)	5.00	06/01/2018	1,300,000	1,301,625
				5,113,222

Tennessee : 2.92%
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue) §	7.50	07/01/2033	7,300,000	7,824,943
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	4,000,000	4,058,000
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	3,000,000	3,154,920
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2020	4,000,000	3,985,760
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2018	3,000,000	2,999,790
				22,023,413

Texas : 8.05%
Austin TX Housing Finance Corporation SFHR Bond (Housing Revenue, Verex Pool Insured) (z)	10.13	02/01/2016	1,540,000	23,239
Bexar County TX Housing Finance Corporation Multifamily Housing Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	07/20/2043	3,610,000	3,802,774

11

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50%	12/15/2016	$20,000	$20,117
Dallas TX Finance Corporation Multifamily Housing Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10/20/2032	939,000	959,104
Dallas TX Fort Worth International Airport Series A (Airport Revenue, NATL-RE FGIC Insured)	6.00	11/01/2028	295,000	295,487
Houston TX Hotel Occupancy Series B (Tax Revenue, AMBAC Insured) (z)	4.21	09/01/2016	3,000,000	2,485,170
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	03/20/2029	1,000,000	1,017,680
Midtown TX Redevelopment Authority (Lease Revenue)	4.00	01/01/2014	250,000	261,915
Midtown TX Redevelopment Authority (Lease Revenue)	4.00	01/01/2016	1,980,000	2,096,602
Midtown TX Redevelopment Authority (Lease Revenue)	5.00	01/01/2017	2,270,000	2,506,443
North Texas Higher Education Authority Incorporated (Education Revenue) ±	1.25	04/01/2037	5,000,000	5,008,650
Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue) ±§	5.75	05/01/2030	1,750,000	1,729,998
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,500,000	1,499,895
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	09/20/2023	175,000	185,896
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	6,250,000	6,618,688
Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Energy Revenue) ±	0.63	09/15/2017	12,175,000	11,862,711
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.50	11/01/2012	1,000,000	1,000,950
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11/01/2013	1,275,000	1,276,033
Texas State Public Finance Authority Unemployment Compensation Series C (Miscellaneous Revenue)	2.60	07/01/2020	7,135,000	7,152,552
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	07/15/2017	8,320,000	8,351,200
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE FHA Insured)	7.65	07/01/2022	2,125,000	2,649,195
				60,804,299

Utah : 1.51%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	07/01/2014	9,270,000	9,773,083
Utah County UT Environmental Improvement Marathon Oil Project (Resource Recovery Revenue) ±§	5.05	11/01/2017	825,000	838,695
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	07/01/2027	860,000	824,043
				11,435,821

Vermont : 0.20%
Burlington VT Airport (Airport Revenue)	6.50	12/15/2012	1,500,000	1,501,650

Virginia : 0.28%
Caroline County VA IDR (Lease Revenue)	4.00	08/01/2016	2,100,000	2,125,494

Washington : 1.02%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2015	1,185,000	1,224,437
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2016	1,480,000	1,530,794
Redmond WA Library Capital Facilities Area GO (Tax Revenue)	5.00	12/01/2017	200,000	200,754

12

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington (continued)
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	6.50%	06/01/2026	$4,715,000	$4,775,258
				7,731,243

West Virginia : 0.93%
Mason County WV Pollution Control Revenue (Resource Recovery Revenue) ±	2.00	10/01/2022	7,000,000	7,002,030

Wisconsin : 0.40%
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	4.00	04/01/2014	650,000	665,795
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	5.00	04/01/2015	320,000	339,814
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured)	5.13	02/15/2022	2,000,000	2,042,586
				3,048,195

Total Municipal Bonds and Notes (Cost $744,398,573)				748,349,382

	Yield
Short-Term Investments: 1.66%
US Treasury Securities : 0.05%
US Treasury Bill #	0.00	12/22/2011	400,000	399,985

			Shares
Investment Companies : 1.61%
Wells Fargo Advantage National Tax-Free Money Market Fund Institutional Class (l)(u)	0.01		12,131,846	12,131,846

Total Short-Term Investments (Cost $12,531,845)				12,531,831

Total Investments in Securities (Cost $756,930,418)*	100.80%			760,881,213
Other Assets and Liabilities, Net	(0.80)			(6,021,968)

Total Net Assets	100.00%			$754,859,245

±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
^^	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

13

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $756,930,418 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,317,399
Gross unrealized depreciation	(3,366,604)

Net unrealized appreciation	$3,950,795

14

WELLS FARGO ADVANTAGE Strategic Municipal Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$733,725,155	$14,624,227	$748,349,382
Short-term investments
Investment companies	12,131,846	0	0	12,131,846
U.S. Treasury securities	399,985	0	0	399,985

	$12,531,831	$733,725,155	$14,624,227	$760,881,213

As of September 30, 2011 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(11,575)	$0	$0	$(11,575)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$13,959,727
Accrued discounts (premiums)	25,841
Realized gains (losses)	43,612
Change in unrealized gains (losses)	142,263
Purchases	1,339,500
Sales	(886,716)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$14,624,227

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$118,395

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	265 Short	5-Year U.S. Treasury Notes	$32,458,359	$26,411
December 2011	50 Short	10-Year U.S. Treasury Notes	6,504,688	(37,986)

The Fund had an average notional amount of $37,283,538 in futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 96.75%

Alabama : 5.05%
Alabama 21st Century Authority (Tobacco Revenue)	5.50%	12/01/2011	$1,100,000	$1,107,623
Chatom AL Industrial Development Board Alabama Electric Series A Remarketing (Utilities Revenue) ±§	0.75	08/01/2037	10,500,000	10,502,310
Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue) ±§	1.00	11/15/2038	50,000,000	50,016,000
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	08/01/2013	5,845,000	6,108,902
County of Jefferson AL Series B-8 (Water & Sewer Revenue, AGM Insured) §	5.25	02/01/2012	2,380,000	2,361,150
Fairfield AL Industrial Development Board USX Corporation Project (IDR) ±§	5.40	11/01/2016	2,820,000	2,869,858
Health Care Authority AL for Baptist Health (Health Revenue, Assured Guaranty GO of Authority Insured) ±§(m)	0.74	11/15/2037	11,000,000	11,000,000
Health Care Authority AL for Baptist Health (Health Revenue, GO of Authority Insured) ±§	6.13	11/15/2036	2,900,000	2,976,038
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured) §	5.50	10/01/2014	4,680,000	4,692,823
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured) §	5.75	10/01/2012	3,550,000	3,564,910
Lower Alabama Gas District Series A (Utilities Revenue, Societe Generale LOC) ±§	5.25	11/01/2027	106,000,000	106,000,000
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±§	4.88	06/01/2034	775,000	819,516
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	02/01/2012	500,000	506,440
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	02/01/2013	1,000,000	1,045,030
Orange Beach AL Refunding (Tax Revenue, Assured Guaranty Insured)	3.00	10/01/2011	1,960,000	1,960,118
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue) ±§	4.35	08/01/2027	135,000,000	135,000,000

				340,530,718

Alaska : 0.12%

Alaska Energy Authority (Utilities Revenue, FSA Insured) §	6.60	07/01/2015	7,400,000	8,065,334

Arizona : 3.17%
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) ±§	5.00	07/01/2029	9,000,000	9,304,290
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.16	02/01/2042	64,410,000	59,779,565
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.01	02/01/2042	43,300,000	40,390,240
Arizona Sports & Tourism Authority (Tax Revenue, Compass Bank LOC) ±§	0.65	07/01/2036	39,000,000	39,000,000
Coconino County AZ Pollution Control Corporation Series A (Utilities Revenue) ±§	3.63	10/01/2029	8,500,000	8,736,640
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) ±§	5.00	07/01/2025	5,520,000	5,704,037
Maricopa County AZ Pollution Control Corporation Series E (IDR) ±§	6.00	05/01/2029	1,000,000	1,101,020
Mohave County AZ IDA Mohave Prison LLC Expansion Project (Miscellaneous Revenue) §	6.75	05/01/2012	2,580,000	2,613,746
Scottsdale AZ IDA Healthcare-F (Health Revenue, AGM Insured) ±§(m)	0.68	09/01/2045	46,100,000	46,100,000
Tempe AZ IDA University/ASU Foundation Project (Lease Revenue, AMBAC Insured)	5.00	07/01/2013	975,000	1,023,380

				213,752,918

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arkansas : 0.03%
City of Springdale AR Refinance & Improvement (Tax Revenue, AGM Insured) §	4.00%	07/01/2027	$480,000	$487,138
County of Baxter AR Refinance (Health Revenue)	3.00	09/01/2012	1,555,000	1,569,975

				2,057,113

California : 8.50%
Alameda County CA Tobacco Securitzation Agency (Tobacco Revenue)	4.75	06/01/2012	2,905,000	2,951,683
California Educational Facilities Authority (Education Revenue) ±§	0.70	10/01/2033	5,000,000	5,000,000
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC Insured) §	5.00	02/01/2014	2,625,000	2,664,349
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured) ±§(m)(a)(n)	0.26	07/15/2018	5,800,000	5,407,101
California Municipal Finance Authority Republic Services Remarketing (Resource Recovery Revenue) ±§	1.10	09/01/2021	11,100,000	11,099,112
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue) ±§144A	1.13	08/01/2024	2,000,000	2,000,020
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	5.00	11/01/2038	6,000,000	6,332,700
California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue) ±§	4.70	04/01/2025	2,500,000	2,538,800
California State PFOTER 4369 (Miscellaneous Revenue, FSA Insured) ±§	2.56	08/01/2032	10,620,000	10,620,000
California Statewide CDA (Health Revenue, AGM Insured) ±§(m)	0.59	07/01/2041	47,825,000	47,825,000
California Statewide CDA (Health Revenue, AGM Insured) ±§(m)	0.65	07/01/2040	5,450,000	5,450,000
California Statewide CDA (Housing Revenue, FHLMC Insured) §	1.88	12/01/2012	1,000,000	1,000,530
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,303,675
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±§(m)	0.63	07/01/2040	30,300,000	30,300,000
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	5,745,000	6,142,611
City of Upland CA (Lease Revenue)	3.00	01/01/2013	1,790,000	1,815,561
County of Sacramento CA ROC RR II R-11977 (Airport Revenue, AGM Insured) ±§144A	0.17	04/01/2012	8,800,000	8,800,000
El Monte CA Union High School District (Education Revenue)	5.00	06/01/2013	5,000,000	5,329,050
Golden Empire Schools Financing Authority (Lease Revenue)	4.00	05/01/2012	13,830,000	14,108,121
Golden State Tobacco Securitization Corporation (Tobacco Revenue, AMBAC Insured)	4.00	06/01/2014	1,000,000	1,034,910
Hemet CA Unified School District COP (Lease Revenue) ±§	1.66	09/01/2036	11,705,000	11,701,723
Inland Valley CA Development Agency (Tax Revenue) ±§	4.00	03/01/2041	56,000,000	57,812,720
Kirkwood Meadows CA Public Utility District (Energy Revenue) §	4.50	05/01/2013	9,370,000	9,420,973
Long Beach CA Bond Finance Authority Series A (Energy Revenue) §	5.00	11/15/2013	1,250,000	1,316,113
Long Beach CA Bond Finance Authority Series A (Utilities Revenue) §	5.00	11/15/2014	2,340,000	2,496,523
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.62	07/01/2013	10,000,000	9,714,800
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±§	0.77	07/01/2017	5,225,000	4,688,915
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±§(m)	0.80	11/01/2036	30,900,000	30,900,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±§(m)	0.80	11/01/2036	25,050,000	25,050,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±§(m)	0.77	11/01/2036	11,150,000	11,150,000
Palomar Pomerado CA Health PFOTER 4683 (Tax Revenue, NATL-RE Insured) ±§144A	0.72	08/01/2037	8,750,000	8,750,000
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.25	08/15/2012	2,980,000	2,993,619
Sacramento CA Unified School District (Miscellaneous Revenue)	2.25	11/02/2011	19,000,000	19,015,010
Sacramento CA Unified School District (Lease Revenue, AGM Insured) ±§	3.16	03/01/2040	23,000,000	23,008,970
Sacramento County CA SFMR Floaters 2327 (Housing Revenue, FNMA GNMA Insured) ±§	2.39	10/01/2023	8,550,000	8,550,000

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00%	02/15/2012	$1,000,000	$1,016,310
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2013	4,110,000	4,330,132
San Diego County CA COP (Lease Revenue, AMBAC Insured) §	5.63	09/01/2012	900,000	932,022
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue) ±§	0.15	04/01/2038	74,200,000	74,200,000
State of California (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured) ±§	2.65	08/01/2027	79,560,000	79,560,000
State of California (Tax Revenue) §	6.25	09/01/2012	1,080,000	1,120,511
Washington Township CA Health Care District 2004 Election Series A (Tax Revenue)	6.00	08/01/2012	1,730,000	1,803,681
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2012	285,000	291,435
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2013	290,000	303,494
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	305,000	328,189
William S. Hart CA Unified School District BAN (Tax Revenue)	3.00	12/01/2011	1,500,000	1,506,840
William S. Hart CA Unified School District BAN (Tax Revenue)	4.00	12/01/2011	1,000,000	1,006,250
William S. Hart CA Unified School District BAN (Tax Revenue)	5.00	12/01/2011	8,550,000	8,617,887
				573,309,340

Colorado : 1.66%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11/01/2019	54,638	55,110
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±§	5.25	10/01/2038	2,935,000	3,213,443
Colorado Health Facilities Authority Catholic Health Series B-1 (Health Revenue) ±§	0.35	03/01/2023	29,855,000	29,855,000
Colorado Health Facilities Authority Covenant Retirement Communities Incorporated (Health Revenue)	5.00	12/01/2011	1,000,000	1,002,190
Colorado Health Facilities Authority Longmont United Hospital Series B (Health Revenue, Radian Insured)	5.25	12/01/2011	1,555,000	1,562,029
Colorado HFA Multifamily Project Class I Series A2 (Housing Revenue, GO of Authority Insured) ±§	2.50	04/01/2036	10,045,000	10,045,000
Denver CO City & County ARS-Suber Series F2 (Airport Revenue, Assured Guaranty Insured) ±§(m)	0.90	11/15/2025	9,500,000	9,500,000
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured) ±§	2.36	06/01/2026	6,790,000	6,790,000
University of Colorado Hospital Authority Series B (Education Revenue) ±§	0.91	11/15/2035	50,000,000	50,000,000
				112,022,772

Connecticut : 0.67%
Connecticut State Development Authority PCR (Utilities Revenue) ±§	1.25	09/01/2028	9,000,000	9,000,000
Connecticut State Series A (Miscellaneous Revenue) ±§	0.86	03/01/2016	25,000,000	25,010,000
Connecticut Transmission Municipal Electric Cooperative (Energy Revenue) ±§	0.95	01/01/2029	10,895,000	10,908,728
				44,918,728

Delaware : 0.45%
City of Wilmington DE Multi-Family Housing Lincoln Towers Series A (Housing Revenue, Local or Guaranty Housing Insured)	4.00	07/15/2013	7,000,000	7,018,900
Delaware PFOTER (Miscellaneous Revenue) ±§	0.59	07/01/2047	11,275,000	11,275,000
Delaware State EDA (Utilities Revenue) ±§	0.75	05/01/2026	5,000,000	5,007,500
Delaware State EDA (Utilities Revenue) ±§	1.80	07/01/2025	7,000,000	7,033,250
				30,334,650

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia : 0.88%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ±§	0.37%	06/01/2040	$12,000,000	$12,000,000
District of Columbia BNA Pilot Arthur (Tax Revenue)	4.00	12/01/2012	6,000,000	6,228,780
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	04/01/2038	6,135,000	6,135,000
District of Columbia Jewish Campus Life (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	05/01/2027	7,000,000	7,000,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	11/01/2042	28,200,000	28,200,000
				59,563,780

Florida : 7.30%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	3.00	12/01/2011	1,000,000	1,002,840
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	3.00	12/01/2012	500,000	508,105
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00	12/01/2013	4,340,000	4,622,230
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue) §	4.25	01/01/2012	2,000,000	2,003,440
Broward County FL Passenger Financial Convention Lien Series H-1 (Airport Revenue, AMBAC Insured) §	5.25	10/01/2011	1,525,000	1,525,198
Broward County FL Series C (Airport Revenue, NATL-RE Insured) §	5.38	09/01/2012	5,665,000	5,687,094
Broward County FL Series E (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2011	4,700,000	4,700,611
Broward County FL Series E (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2012	1,300,000	1,304,979
Cape Coral FL BAN (Water & Sewer Revenue)	6.00	10/01/2011	35,455,000	35,460,673
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.81	06/01/2014	54,500,000	54,788,850
Citrus County FL COP Series B (Lease Revenue, Assured Guaranty Insured)	4.00	04/01/2012	2,180,000	2,214,924
Collier County FL IDA (Health Revenue)	4.00	10/01/2013	1,065,000	1,116,258
County of Bay FL PCR (IDR)	5.10	09/01/2012	2,000,000	2,061,920
Florida Higher Educational Facilities Financial Authority (Education Revenue)	3.00	04/01/2012	500,000	501,540
Florida Higher Educational Facilities Financial Authority (Education Revenue)	4.00	04/01/2013	1,125,000	1,153,766
Florida Housing Finance Corporation (Housing Revenue) (i)	3.25	12/15/2012	9,435,000	9,460,758
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue) §	3.25	11/01/2011	305,000	305,503
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue) §	3.50	11/01/2011	315,000	315,558
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue) §	4.00	11/01/2011	390,000	390,893
Florida State Board of Education Series A (Miscellaneous Revenue)	5.00	07/01/2012	3,095,000	3,202,489
Florida State Board of Education Series C (Miscellaneous Revenue)	3.00	07/01/2012	5,350,000	5,455,449
Florida State Board of Education Series C (Miscellaneous Revenue)	5.00	07/01/2012	1,215,000	1,257,197
Gulf Breeze FL City Hall Series F, G & H (Miscellaneous Revenue) ±§	3.00	12/01/2020	20,975,000	20,770,074
Gulf Breeze FL Miami Beach Local Government Series E (Miscellaneous Revenue, FGIC Insured) ±§	5.00	12/01/2020	1,330,000	1,336,836
Highlands County FL Health Facilities Authority Adventist Health Sunbelt Series E (Health Revenue)	4.50	11/15/2012	1,395,000	1,455,710
Highlands County FL Health Facilities Authority Adventist Health Sunbelt Series E (Health Revenue)	3.00	11/15/2011	2,805,000	2,814,621
Highlands County FL Health Facilities Authority Hospital Adventist Health (Health Revenue, AGM Insured) ±§	2.00	11/15/2031	38,640,000	38,640,000
Hillsborough County FL IDA (Utilities Revenue) §	5.10	10/01/2013	1,130,000	1,167,810
Hillsborough County FL School Board COP Master Lease Program Series A (Lease Revenue, NATL-RE Insured)	5.50	07/01/2012	2,045,000	2,116,984
Jacksonville FL (Tax Revenue, AMBAC Insured) §	5.50	10/01/2014	1,200,000	1,200,168
Key West FL Utility Board (Utilities Revenue, AMBAC Insured)	6.00	10/01/2011	2,990,000	2,990,449
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	0.91	10/01/2012	13,700,000	13,743,429

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.26%	10/01/2014	$13,075,000	$13,137,760
Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2012	1,750,000	1,825,285
Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2013	4,140,000	4,401,151
Lee County FL Solid Waste System Revenue (Resource Recovery Revenue, NATL-RE Insured)	5.50	10/01/2011	5,850,000	5,850,644
Leesburg FL Leesburg Refinance Regional Series A (Health Revenue, Regions Bank LOC) ±§	1.02	07/01/2031	20,840,000	20,840,000
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.60	10/01/2026	835,000	835,000
Miami-Dade County FL HFA Siesta Pointe Apartments Series A (Housing Revenue, AGM Insured) §	5.50	09/01/2012	310,000	310,822
Miami-Dade County FL IDA Dolphins Stadium Project Series A (IDR) ±§	3.06	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series B (IDR) ±§	3.06	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Series C (IDR) ±§	3.06	07/01/2032	6,850,000	6,850,000
Miami-Dade County FL IDA Waste Management (Resource Recovery Revenue) ±§	1.25	09/01/2027	3,500,000	3,501,645
Miami-Dade County FL School Board (Lease Revenue, Assured Guaranty Insured) ±§	0.26	05/01/2013	5,800,000	5,800,000
Miami-Dade County FL School Board (Lease Revenue) ±§	5.00	05/01/2031	17,000,000	18,362,550
Miami-Dade County FL School Board Master Equipment Lease 1 (Lease Revenue) 144A(i)	3.59	03/03/2016	12,050,515	12,435,408
North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2012	1,455,000	1,479,284
Okeechobee County FL Disposal Waste Management Landfill A (Resource Recovery Revenue) ±§	2.63	07/01/2039	6,690,000	6,775,632
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ±§	0.37	10/01/2027	12,365,000	12,365,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC) ±§	0.37	07/01/2040	42,645,000	42,645,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	06/01/2013	1,400,000	1,489,978
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	02/01/2014	18,336,192	18,507,452
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ±§	0.37	12/01/2022	6,105,000	6,105,000
Pasco County FL School Board (Lease Revenue, AMBAC Insured) ±§(m)	0.83	08/01/2030	22,750,000	22,750,000
Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.37	05/01/2027	5,280,000	5,280,000
Sarasota-Manatee Airport Authority (Airport Revenue, SunTrust Bank LOC) ±§	0.26	08/01/2014	5,915,000	5,915,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2012	455,000	465,310
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2013	900,000	934,353
South Lake County FL South Lake Hospital Incorporated (Health Revenue) §	5.50	10/01/2013	660,000	673,279
University Athletic Association Incorporated FL (Education Revenue, SunTrust Bank LOC) ±§	3.75	10/01/2027	2,660,000	2,660,186
University Athletic Association Incorporated FL (Education Revenue, SunTrust Bank LOC) ±§	3.80	10/01/2031	4,500,000	4,500,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25	10/01/2012	1,905,000	1,965,617
				492,087,712

Georgia : 0.72%
Burke County GA Development Authority (Miscellaneous Revenue) ±§	2.50	01/01/2040	17,000,000	17,290,020
City of Atlanta GA Airport Passenger Facilities (Airport Revenue, FSA Insured) ±§	0.31	07/01/2012	3,020,000	3,020,000
Cobb County GA Development Authority (Resource Recovery Revenue) ±§	1.40	04/01/2033	1,000,000	1,000,040

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	2.00%	11/15/2011	$2,500,000	$2,503,825
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11/15/2013	5,180,000	5,576,374
Fulton County GA Development Authority The Epstein School Project (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	01/01/2017	3,070,000	3,070,000
Georgia Public Gas Partners Incorporated Series A (Energy Revenue) §	5.00	10/01/2011	1,500,000	1,500,150
Georgia Public Gas Partners Incorporated Series A (Energy Revenue) §	5.00	10/01/2012	2,050,000	2,118,224
Gwinnett County GA Hospital Authority KMD Group LLC Project (IDR, SunTrust Bank LOC) ±§	0.45	02/01/2032	2,710,000	2,710,000
Metropolitan Atlanta Rapid Transit Authority GA Series P (Tax Revenue, AMBAC Insured) §	6.00	07/01/2013	1,325,000	1,402,738
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured) ±§144A	0.75	07/01/2020	8,605,000	8,605,000
				48,796,371

Guam : 0.05%
Territory of Guam (Tax Revenue)	1.00	11/01/2011	1,670,000	1,670,635
Territory of Guam (Tax Revenue)	2.00	11/01/2012	1,740,000	1,755,643
				3,426,278

Hawaii : 0.01%
Hawaii State Airport Systems (Airport Revenue, NATL-RE FGIC Insured) §	5.75	07/01/2013	1,000,000	1,005,110

Illinois : 7.68%
Broadview IL Tax Increment Revenue (Tax Revenue) §	5.25	07/01/2012	850,000	850,740
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured) ±§	2.75	03/01/2032	40,000,000	40,000,000
Chicago IL Series D (Miscellaneous Revenue, AGM Insured) ±§	4.25	01/01/2040	32,390,000	32,390,000
Chicago IL Series E (Tax Revenue) ±§	0.45	01/01/2042	62,700,000	62,700,000
Chicago IL State University Revenue (Education Revenue, NATL-RE Insured) §	4.60	12/01/2012	1,020,000	1,022,887
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured) §	5.38	01/01/2013	1,240,000	1,262,109
Chicago IL Wastewater Transmission Sub Series C-2 (Water & Sewer Revenue, Bank of America NA LOC) ±§	0.16	01/01/2039	5,900,000	5,900,000
Cook & Will County IL Township High School District # 206 Bloom (Tax Revenue, XLCA Insured)	4.00	12/01/2012	1,155,000	1,187,952
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	06/01/2012	585,000	593,640
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	12/01/2012	1,110,000	1,136,895
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	06/01/2013	435,000	449,246
Cook County IL Series B (Tax Revenue) ±§	0.46	11/01/2031	35,000,000	35,000,000
Davis Junction IL (Tax Revenue, Fifth Third Bank LOC) ±§	0.34	06/01/2021	3,630,000	3,630,000
Illinois Finance Authority Alexion Brothers Health System (Health Revenue)	4.00	02/15/2012	1,200,000	1,210,416
Illinois Finance Authority Columbia College Chicago (Education Revenue)	4.00	12/01/2014	1,560,000	1,640,917
Illinois Finance Authority Columbia College Chicago (Education Revenue)	5.00	12/01/2013	1,485,000	1,578,852
Illinois Finance Authority Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±§	1.45	04/01/2013	1,750,000	1,750,070
Illinois Finance Authority Elmhurst Memorial Healthcare Series E (Health Revenue, Fifth Third Bank LOC) ±§	0.33	01/01/2048	1,500,000	1,500,000
Illinois Finance Authority Insured Covenant Series A (Housing Revenue, Radian Insured) §	4.60	12/01/2012	1,000,000	1,004,540
Illinois Finance Authority Memorial Heights System (Health Revenue)	4.00	04/01/2012	875,000	887,469

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Finance Authority Resurrection Health (Health Revenue)	4.00%	05/15/2012	$9,315,000	$9,426,314
Illinois Finance Authority Swedish American Hospital (Health Revenue, AMBAC Insured)	5.00	11/15/2011	1,170,000	1,174,399
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2012	1,270,000	1,282,230
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2013	1,405,000	1,427,691
Illinois Regional Transit Authority MSTR Series 55 Class A (Tax Revenue, Societe Generale LOC, FGIC GO of Authority Insured) ±§	0.75	11/01/2021	7,255,000	7,255,000
Illinois State Series B (Miscellaneous Revenue) ±§	3.25	10/01/2033	198,970,000	198,970,000
Illinois State Series R 11526 (Miscellaneous Revenue, NATL-RE Insured) ±§	0.66	04/01/2014	3,750,000	3,750,000
Kane & De Kalb Counties IL Community (GO—Local, AMBAC Insured) (z)	1.81	12/01/2011	3,360,000	3,349,618
Lake County IL Community Unit School District # 60 Waukegan Series C (Tax Revenue)	2.00	12/01/2011	2,295,000	2,296,997
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2012	200,000	200,122
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2014	540,000	541,312
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2015	570,000	572,092
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2016	595,000	596,660
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2017	630,000	632,980
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2018	660,000	664,290
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2019	695,000	700,379
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2020	730,000	735,774
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2021	765,000	771,327
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2022	805,000	812,229
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2023	845,000	852,588
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2024	890,000	897,521
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2025	935,000	942,732
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2026	985,000	992,624
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2027	1,035,000	1,042,825

7

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25%	08/01/2028	$1,090,000	$1,098,044
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2029	1,145,000	1,153,450
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2030	1,205,000	1,213,676
Macon Christian Dewitt et cetera Counties IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2031	1,265,000	1,274,791
Macon Christian Dewitt et cetera IL Community College District No 537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue) ±§	3.25	08/01/2013	515,000	516,437
McHenry & Lake Counties IL Community Consolidated School District # 15 (Tax Revenue, NATL-RE FGIC Insured) §	4.40	01/01/2012	15,000	15,119
Quincy IL Blessing Hospital (Health Revenue)	5.00	11/15/2011	605,000	607,172
Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured) ±§	1.00	06/01/2025	50,950,000	50,950,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (Tax Revenue, Assured Guaranty Insured) §	3.80	12/01/2015	3,280,000	3,468,042
University of Illinois (Education Revenue) (z)	0.45	04/01/2012	3,990,000	3,980,783
University of Illinois COP Utilities Infrastructure Projects (Lease Revenue, AMBAC Insured)	5.00	08/15/2012	4,475,000	4,605,804
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2012	5,575,000	5,606,833
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2013	3,170,000	3,245,509
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2013	3,000,000	3,072,600
Will County IL Township High School District # 205 Lockport (Tax Revenue, AGM Insured) (z)	1.28	12/01/2012	1,080,000	1,063,778
				517,455,475

Indiana : 1.45%
Hammond IN Local Public Improvement Bond Bank (Miscellaneous Revenue, Fifth Third Bank LOC)	3.00	01/03/2012	18,000,000	18,075,240
Indiana Bond Bank Special Program Gas Revenue (Energy Revenue) ±§	0.26	04/15/2017	5,295,000	5,295,000
Indiana Finance Authority Ascension Health Series CR-E-4 (Health Revenue) ±§	1.25	11/15/2033	300,000	301,632
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00	03/01/2012	1,660,000	1,676,749
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00	03/01/2013	1,730,000	1,777,765
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±§	0.80	05/01/2028	4,500,000	4,499,955
Indiana State Development Finance Authority (Resource Recovery Revenue) ±§	0.46	12/01/2038	17,550,000	17,550,000
Indiana State Development Finance Authority Environmental USX Corporation Project (IDR) ±§	5.25	12/01/2022	32,950,000	33,634,042
Indiana State Development Finance Authority Inland Steel (IDR)	5.75	10/01/2011	10,240,000	10,240,205
Indianapolis IN Local Public Improvement Bond Bank (Miscellaneous Revenue, NATL-RE Insured) §	4.75	06/01/2012	1,505,000	1,509,801
Seymour IN Union Camp Corporation Project (IDR)	6.25	07/01/2012	2,420,000	2,504,627
University of Southern Indiana Auxiliary Systems Series A (Education Revenue, AMBAC Insured) §	5.00	10/01/2011	705,000	705,049

				97,770,065

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa : 0.24%
Iowa Finance Authority Series F (Health Revenue) ±§	5.00%	08/15/2039	$10,000,000	$10,369,000
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	2.50	12/01/2011	1,650,000	1,653,432
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25	12/01/2012	1,650,000	1,682,208
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2011	1,000,000	1,004,600
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2012	1,500,000	1,542,255
				16,251,495

Kansas : 0.01%
Kansas State Development Finance Authority Adventist Health (Health Revenue)	4.00	11/15/2011	1,000,000	1,004,690

Kentucky : 3.19%
City of Pikeville KY BAN (Health Revenue)	3.00	09/01/2013	25,000,000	25,830,000
Clark County KY PCR Power Natural RUR-J-1 (IDR, CFC Insured) ±§	1.20	10/15/2014	865,000	865,320
Clark County KY PCR Power Natural RUR-J-2 (IDR, CFC Insured) ±§	1.20	10/15/2014	735,000	735,272
County of Pulaski KY Waste Disposal (Resource Recovery Revenue) ±§	1.00	08/15/2023	3,450,000	3,454,002
Kenton County KY Airport Board Cincinnati Northern Kentucky Refunding Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2013	2,000,000	2,033,720
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2012	2,000,000	2,029,080
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2013	2,740,000	2,856,669
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2015	2,000,000	2,029,220
Kentucky EDFA (Resource Recovery Revenue) ±§	0.80	04/01/2031	5,200,000	5,199,948
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured) ±	0.75	05/01/2020	7,205,000	7,214,511
Kentucky Public Energy Authority Series A-1 (Energy Revenue) ±§	5.25	02/01/2028	50,000,000	50,000,000
Kentucky Public Energy Authority Series A-2 (Energy Revenue) ±§	5.25	02/01/2028	45,949,000	45,949,000
Louisville/Jefferson County KY Metropolitan Government (Energy Revenue) ±§	1.90	06/01/2033	15,115,000	15,181,657
Louisville/Jefferson County KY Metropolitan Government Louisville Gas & Electric Company Series A (Energy Revenue) ±§	5.38	05/01/2027	5,000,000	5,036,150
Louisville/Jefferson County KY PCR Louisville Gas & Electric Project Series A (Energy Revenue) ±§	1.90	10/01/2033	27,250,000	27,412,683
Northern Kentucky Water Service District BAN (Water & Sewer Revenue) §	2.00	09/01/2013	19,240,000	19,326,772
				215,154,004

Louisiana : 3.81%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±§	0.96	02/01/2046	82,170,000	82,160,961
Louisiana Offshore Terminal Authority (Port Revenue) ±§	1.60	10/01/2037	5,000,000	5,024,600
Louisiana Offshore Terminal Authority (Port Revenue) ±§	4.30	10/01/2037	1,350,000	1,350,149
Louisiana PFA Christus Healthcare (Health Revenue, AGM Insured)	5.00	07/01/2012	3,550,000	3,651,530
Louisiana PFA Cleco Power LLC Project (IDR) ±§	7.00	12/01/2038	6,575,000	6,632,926
Louisiana PFA Franciscan Series B (Health Revenue)	5.00	07/01/2012	2,185,000	2,238,489
Louisiana State Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±§	0.91	05/01/2043	73,625,000	73,746,481
Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±§	0.91	05/01/2043	31,350,000	31,401,728
Louisiana State Series B (Miscellaneous Revenue) ±§	0.96	07/15/2014	10,030,000	10,056,981
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11/15/2013	6,000,000	6,361,260
Orleans Parish LA Parishwide School District (Tax Revenue, FGIC Insured) §(z)	5.44	02/01/2015	21,600,000	18,051,336
Rapides Finance Authority Revenue LA Cleco Power LLC Project (Resource Recovery Revenue) ±§	6.00	10/01/2038	6,000,000	6,000,660

9

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana (continued)
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ±§	0.37%	07/01/2038	$10,000,000	$10,000,000
				256,677,101

Maine : 0.04%
Maine Educational Loan Authority Series A-1 Class A (Education Revenue, Assured Guaranty Insured)	4.30	12/01/2012	2,340,000	2,423,561

Maryland : 0.62%
Maryland State Economic Development Corporation American Urological Association (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	09/01/2032	4,565,000	4,565,000
Maryland State HEFA Sheppard Pratt Series B (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	07/01/2028	37,200,000	37,200,000
				41,765,000

Massachusetts : 1.21%
Commonwealth of Massachusetts (Tax Revenue) ±§	0.46	02/01/2013	19,000,000	19,000,000
Commonwealth of Massachusetts (Tax Revenue) ±§	0.64	02/01/2014	14,000,000	14,000,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured) §	5.00	01/01/2013	3,625,000	3,632,830
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue) §	6.50	07/01/2012	970,000	1,010,944
Massachusetts HEFA Catholic East Health System (Health Revenue)	2.50	11/15/2011	750,000	751,635
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) ±§	4.10	10/01/2037	5,250,000	5,359,043
Massachusetts HEFA Series G (Health Revenue)	4.00	07/01/2013	3,800,000	3,877,330
Massachusetts State Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	4.65	04/15/2012	390,000	394,415
Massachusetts State Development Finance Agency Semass Systems Series A (Resource Recovery Revenue, NATL-RE Insured)	5.63	01/01/2012	2,900,000	2,926,767
Massachusetts State Development Finance Agency Solomon Schechter Day School (Education Revenue, Allied Irish Bank plc LOC) ±§	3.81	11/01/2037	6,290,000	6,290,000
Massachusetts State HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±§(m)	0.46	07/01/2042	24,255,000	24,255,000
				81,497,964

Michigan : 2.64%
Bishop International Airport Authority MI (Airport Revenue)	2.50	12/01/2011	1,050,000	1,049,706
Bishop International Airport Authority MI (Airport Revenue)	2.50	12/01/2012	1,090,000	1,086,730
Bishop International Airport Authority MI (Airport Revenue)	2.50	12/01/2013	1,105,000	1,094,348
City of Detroit MI Refinance Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	4.00	07/01/2012	1,705,000	1,742,340
City of Detroit MI Refinance Series B (Water & Sewer Revenue, NATL-RE Insured)	5.55	07/01/2012	2,000,000	2,060,080
City of Detroit MI Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	800,000	849,104
City of Wyandotte MI Electric System Refinance (Utilities Revenue, NATL-RE Insured) §	4.00	10/01/2011	1,500,000	1,500,150
County of Genesee MI TAN (Tax Revenue)	2.50	11/30/2011	9,000,000	9,031,500
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2013	700,000	684,901
Detroit MI City School District Floaters Series DC8032 (Tax Revenue, Dexia Credit Local LOC) ±§	1.75	05/01/2029	11,435,000	11,435,000
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Q-SBLF Insured)	5.00	05/01/2013	1,935,000	2,032,640
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2012	1,100,000	1,135,178

10

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Detroit MI Sewer Disposal Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2012	$3,000,000	$3,081,450
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75	07/01/2012	2,010,000	2,078,280
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	4.00	07/01/2012	850,000	866,473
Kent MI Hospital Finance Authority Pine Rest Christian Health (Health Revenue, Fifth Third Bank LOC) ±§	0.34	10/01/2041	2,215,000	2,215,000
Kent MI Hospital Finance Authority Spectrum Health Series B2 (Health Revenue) ±§	0.45	01/15/2047	20,000,000	20,000,000
Michigan Finance Authority Detroit Schools Series A1 (Miscellaneous Revenue)	6.45	02/20/2012	10,800,000	10,943,424
Michigan HEFA Limited Obligation Davenport University (Education Revenue, Fifth Third Bank LOC) ±§	0.34	01/01/2036	705,000	705,000
Michigan State Building Authority (Lease Revenue, AMBAC Insured) ±§	5.00	10/15/2029	1,450,000	1,452,886
Michigan State Building Authority Series 1 (Lease Revenue)	3.00	10/15/2011	250,000	250,283
Michigan State Building Authority Series 1 (Lease Revenue)	5.00	10/15/2011	6,675,000	6,688,083
Michigan State Comprehensive Transition (Miscellaneous Revenue, FSA Insured) ±§	2.36	05/15/2023	1,090,000	1,090,000
Michigan State Hospital Finance Authority (Health Revenue, Fifth Third Bank LOC) ±§	0.33	12/01/2032	2,740,000	2,740,000
Michigan State Hospital Finance Authority (Health Revenue)	5.25	11/15/2011	2,500,000	2,512,775
Michigan State Hospital Finance Authority (Health Revenue)	5.50	11/01/2012	3,645,000	3,799,111
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Sub Series C-16 (Health Revenue, Fifth Third Bank LOC) ±§	0.33	12/01/2032	800,000	800,000
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Sub Series C-18 (Health Revenue, Fifth Third Bank LOC) ±§	0.33	12/01/2032	4,000,000	4,000,000
Michigan State Housing Development Authority (Housing Revenue, AGM GO of Authority Insured) ±§	2.00	04/01/2040	31,415,000	31,415,000
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±§	3.05	08/01/2024	7,750,000	7,924,530
Michigan State Strategic Fund Limited Obligation Waste Management (Solid Waste Revenue) ±§	2.80	12/01/2013	1,000,000	1,017,950
Michigan State Strategic Fund Obligation Revenue (IDR, Fifth Third Bank LOC) ±§	0.34	07/01/2028	1,300,000	1,300,000
Waterford MI School District State Aid Anticipation Notes (Tax Revenue)	1.00	09/21/2012	12,500,000	12,510,375
Wayne County MI Airport Authority Revenue (Airport Revenue)	3.00	12/01/2012	14,995,000	15,266,559
Wayne County MI Airport Authority Revenue (Airport Revenue, NATL-RE Insured)	5.00	12/01/2011	2,255,000	2,269,770
Wayne County MI Airport Authority Revenue (Airport Revenue)	5.00	12/01/2013	3,830,000	4,084,121
Wayne County MI Airport Authority Revenue Series B (Airport Revenue)	5.00	12/01/2013	3,710,000	3,956,159
Western Townships MI Utilities Authority Sewage Disposal System (Tax Revenue)	3.00	01/01/2012	1,000,000	1,006,510
				177,675,416

Minnesota : 0.23%
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±§(m)(a)(n)	0.35	11/15/2017	11,400,000	9,889,500
Minnesota HEFA (Education Revenue)	3.00	10/01/2012	500,000	507,110
Minnesota HEFA (Education Revenue)	3.00	10/01/2013	500,000	510,855
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	4.00	11/15/2011	1,300,000	1,305,421
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11/15/2012	1,400,000	1,464,330

11

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00%	11/15/2013	$1,500,000	$1,618,395
				15,295,611

Mississippi : 0.14%
Mississippi Business Finance Corporation (Utilities Revenue) ±§	2.25	12/01/2040	9,070,000	9,161,879

Missouri : 0.33%
Kansas City MO Capital Appreciation Bond Series E (Tax Revenue) (z)	1.34	02/01/2012	1,000,000	995,420
Kansas City MO School District (Lease Revenue, NATL-RE FGIC Insured)	5.00	02/01/2012	6,000,000	6,066,240
Missouri Illinois Bi-State Development Agency Metropolitan Refunding (Tax Revenue)	4.00	10/15/2013	14,035,000	14,682,856
Missouri State Single Family Homeowner Loan Series C1 (Housing Revenue, GNMA/FNMA Insured) §	7.15	03/01/2032	630,000	646,405
				22,390,921

Nebraska : 0.61%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2011	6,330,000	6,389,249
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2012	7,140,000	7,440,023
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2013	19,280,000	20,397,854
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2014	6,600,000	6,981,018
				41,208,144

Nevada : 0.52%
City of Henderson NV Catholic Healthcare West-Series B (Health Revenue)	4.00	07/01/2012	3,500,000	3,569,720
Clark County NV Airport ROC-RR-II-R-11823 (Airport Revenue) ±§144A	0.41	01/01/2018	8,250,000	8,250,000
Clark County NV Airport Sub Lien Series A-1 (Airport Revenue)	5.00	07/01/2012	11,000,000	11,380,710
Clark County NV School District (Tax Revenue, AGM Insured)	5.25	06/15/2013	6,410,000	6,889,981
Clark County NV Sub Lien Series A-1 (Airport Revenue, AMBAC Insured)	5.00	07/01/2012	1,000,000	1,029,980
Clark County NV Sub Lien Series A-1 (Airport Revenue, NATL-RE FGIC Insured)	5.25	07/01/2012	1,000,000	1,031,850
Nevada Housing Division Series B (Housing Revenue) §	4.80	10/01/2031	625,000	625,069
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2012	750,000	751,673
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2013	1,405,000	1,417,392
				34,946,375

New Hampshire : 0.52%
Merrimack County NH TAN (Tax Revenue)	2.50	12/30/2011	6,000,000	6,009,960
New Hampshire Business Finance Authority Refunding The United Illuminating Project Series A (Miscellaneous Revenue) ±§	6.88	12/01/2029	6,000,000	6,112,560
New Hampshire Business Finance Authority The United Illuminating Company Project (Lease Revenue) ±§	7.13	07/01/2027	18,165,000	18,521,761
New Hampshire HEFA Southeastern Regional Educational Services (Education Revenue, Ocean National Bank LOC) ±§	3.95	11/01/2036	900,000	902,133
New Hampshire State Turnpike System (Transportation Revenue)	4.00	10/01/2013	3,085,000	3,233,512
				34,779,926

New Jersey : 5.71%
Aberdeen Township NJ BAN (Tax Revenue)	1.50	03/14/2012	16,037,561	16,083,108

12

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
Borough of Seaside Heights NJ (Tax Revenue)	2.50%	12/29/2011	$1,500,000	$1,503,510
Camden County NJ Improvement Authority Series A (Lease Revenue, Assured Guaranty Insured)	4.00	12/01/2012	2,075,000	2,158,768
Casino Reinvestment Development Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2013	5,330,000	5,553,647
City of Long Branch NJ (Miscellaneous Revenue)	2.00	02/29/2012	4,000,000	4,016,080
City of Paterson NJ (Tax Revenue, AGM State Aid Withholding Insured)	4.25	06/15/2012	1,600,000	1,629,008
City of Rahway NJ (Tax Revenue)	1.75	10/04/2011	11,520,000	11,521,613
Egg Harbor NJ BAN (Tax Revenue)	1.75	10/14/2011	5,000,000	5,001,500
Gloucester County NJ Improvement Authority Waste Management Incorporated Project B (Resource Recovery Revenue) ±§	3.38	12/01/2029	1,210,000	1,239,306
Monmouth County NJ Improvement Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,000,000	1,037,360
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, AMBAC Insured) ±§	2.00	12/15/2020	10,685,000	10,685,000
New Jersey EDA El Dorado Series A (IDR) ±§	0.88	12/01/2021	1,100,000	1,099,912
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±§	1.86	02/01/2016	34,500,000	34,786,350
New Jersey HCFR (Health Revenue)	4.00	01/01/2013	910,000	933,869
New Jersey Health Care Facilities Financing Authority (Health Revenue)	4.75	07/01/2012	1,000,000	1,017,620
New Jersey HFFA Catholic Healthcare East (Health Revenue)	2.00	11/15/2011	2,000,000	2,002,880
New Jersey HFFA Catholic Healthcare East (Health Revenue)	5.00	11/15/2012	1,490,000	1,549,049
New Jersey Sports & Exposition Authority Series A (Miscellaneous Revenue)	5.00	03/01/2013	2,225,000	2,350,980
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.63	06/01/2020	22,675,000	22,604,934
New Jersey State Transportation Trust Fund Authority ROC-RR-II-R-11939 (Transportation Revenue) ±§144A	0.51	12/15/2020	6,700,000	6,700,000
New Jersey State Turnpike Authority (Transportation Revenue, AGM Insured) ±§	1.80	01/01/2024	18,150,000	18,150,000
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured) ±§	1.80	01/01/2024	75,095,000	75,095,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured) ±§	1.00	01/01/2018	70,000,000	70,000,000
New Jersey Transit Corporation (Lease Revenue) §	5.75	09/15/2013	10,000,000	10,341,600
New Jersey TTFA (Transportation Revenue, NATL-RE Insured)	5.25	12/15/2012	2,300,000	2,424,292
New Jersey TTFA (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.25	12/15/2012	3,000,000	3,162,120
New Jersey TTFA (Transportation Revenue)	5.63	06/15/2012	5,665,000	5,864,691
Perth Amboy Board of Education COP (Lease Revenue, Assured Guaranty Insured)	3.00	12/15/2011	1,100,000	1,103,949
Salem County NJ Utilities Authority (Utilities Revenue) ±§	0.95	05/01/2028	18,000,000	18,006,300
Salem County NJ Utilities Authority Series B1 (Utilities Revenue) ±§	0.95	11/01/2033	9,000,000	9,002,160
Salem County NJ Utilities Authority Series B2 (Utilities Revenue) ±§	0.95	11/01/2033	17,000,000	17,004,080
Township of Belleville NJ BAN (Tax Revenue)	2.50	01/06/2012	2,800,000	2,807,672
Township of Cranford NJ TAN (Tax Revenue)	1.50	02/15/2012	4,850,000	4,864,696
Township of Jackson NJ TAN (Tax Revenue)	1.50	02/16/2012	11,100,000	11,133,744
Township of Wall NJ TAN (Tax Revenue)	3.75	04/13/2012	2,700,000	2,722,356
				385,157,154

New Mexico : 0.12%
New Mexico Mortgage Finance Authority Villa Alegre Series A (Housing Revenue, FHA Insured) §	1.75	09/01/2012	790,000	796,755
Pueblo of Sandia NM (Miscellaneous Revenue) ±§	1.66	03/01/2015	7,250,000	7,250,000
				8,046,755

New York : 10.76%
Albany NY IDAG (IDR, KeyBank NA LOC) ±§	0.30	05/01/2027	1,975,000	1,975,000

13

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Albany NY IDAG (Health Revenue, First Niagara Commercial Bank LOC) ±§	0.30%	03/01/2031	$2,400,000	$2,400,000
BB&T Municipal Trust Class A Certificates (Miscellaneous Revenue) ±§144A	0.59	08/27/2012	57,445,000	57,428,341
City of New York NY Fiscal 2008 Sub Series A-4 (Tax Revenue, AGM Insured) ±§(m)	0.60	08/01/2026	31,375,000	31,375,000
City of New York NY Series C-4 (Tax Revenue, Assured Guaranty Insured) ±§(m)	0.60	10/01/2027	50,625,000	50,625,000
City of New York NY Series J Sub Sieres J-3 (Tax Revenue, AGM Insured) ±§(m)	0.55	06/01/2036	20,225,000	20,225,000
City of Schenectady NY BAN (Tax Revenue)	1.75	05/18/2012	33,770,594	33,921,211
City of Schenectady NY Refinance Public Improvement (Tax Revenue, Assured Guaranty Insured)	3.00	04/01/2012	1,085,000	1,096,371
County of Broome NY TAN (Tax Revenue)	2.00	12/02/2011	16,500,000	16,526,070
County of Rockland NY Notes (Tax Revenue)	1.75	06/22/2012	7,720,000	7,748,101
County of Rockland NY RAN (Tax Revenue)	3.00	03/08/2012	11,750,000	11,873,140
County of Rockland NY TAN (Tax Revenue)	3.00	03/08/2012	42,150,000	42,631,353
Greater Southern Tier Board of Cooperative Educational Services District (Miscellaneous Revenue)	2.25	06/29/2012	12,000,000	12,098,640
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ±§	0.34	07/01/2032	2,605,000	2,605,000
Long Island NY Power Authority Series J (Utilities Revenue, AGM Insured) ±§	2.50	12/01/2029	7,120,000	7,120,000
Long Island NY Power Authority Series N (Utilities Revenue, FSA Insured) ±§	1.00	12/01/2029	19,565,000	19,565,000
Metropolitan NY Transportation Authority Series B (Tax Revenue, AGM Insured) ±§	1.25	11/01/2022	79,825,000	79,825,000
Metropolitan Transportation Authority NY Series 2863 (Transportation Revenue, FSA Insured) ±§	0.26	11/15/2011	4,750,000	4,750,000
Metropolitan Transportation Authority NY Sub Series B-3B (Miscellaneous Revenue) ±§	0.71	11/01/2030	13,720,000	13,718,079
Metropolitan Transportation Authority Series D-1 (Transportation Revenue, AGM Insured) ±§	0.35	11/01/2029	73,050,000	73,050,000
Nassau Health Care Corporation NY (Miscellaneous Revenue)	3.00	12/01/2011	32,500,000	32,619,600
New York NY Municipal Finance Authority 2nd Generation Resolution Series AA3 (Water & Sewer Revenue) ±§	1.25	06/15/2032	10,150,000	10,150,000
New York NY Series J Sub Series J-2 (Tax Revenue, AGM Insured) ±§(m)	0.55	06/01/2036	11,700,000	11,700,000
New York NY Sub Series H6 (Tax Revenue, NATL-RE Insured) ±§	1.20	08/01/2013	6,400,000	6,400,000
New York NY Sub Series L-5 (GO - Local) ±§	1.20	04/01/2035	15,000,000	15,000,000
New York State Dormitory Authority (Education Revenue, AMBAC Insured) ±§	5.25	11/15/2026	925,000	951,640
New York State Dormitory Authority (Education Revenue, NATL-RE FGIC Insured) ±§	5.25	11/15/2029	10,000,000	10,288,000
New York State Dormitory Authority (Education Revenue, XLCA Insured) ±§	5.25	07/01/2032	1,700,000	1,824,576
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2012	1,000,000	1,028,680
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2013	1,750,000	1,851,325
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2015	1,000,000	1,104,860
New York State Dormitory Authority Series B (Education Revenue) ±§	5.25	11/15/2023	5,260,000	5,411,488
New York State Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue) ±§	3.00	02/01/2029	3,000,000	3,064,650
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured) ±§(m)(a)(n)	0.60	10/01/2013	21,010,000	20,585,774
New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured) ±§	1.34	10/01/2028	1,325,000	1,325,000
New York State Environmental Facilities Corporation Waste Management Project Series A (IDR) ±	4.55	05/01/2012	1,900,000	1,917,442
New York State Good Samaritan Hospital Medical Center Series A (Health Revenue, NATL-RE Insured) §	5.70	07/01/2013	3,025,000	3,025,393
New York Urban Development Corporation (Housing Revenue) §	5.88	02/01/2013	35,830,000	35,937,490
Newburgh NY (Tax Revenue)	5.25	11/30/2011	5,171,224	5,182,394

14

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Newburgh NY BAN Series B (Tax Revenue)	4.75%	08/29/2012	$8,900,000	$8,913,439
Newburgh NY Series C (Tax Revenue)	5.25	11/30/2011	6,000,000	6,012,960
Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue) ±§	5.45	11/15/2026	3,450,000	3,490,607
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±§	5.55	11/15/2024	2,020,000	2,043,351
Rockland County NY BAN (Tax Revenue)	1.75	08/31/2012	9,816,000	9,858,798
Saint Lawrence County PFOTER 4291 (Miscellaneous Revenue) ±§	0.55	06/01/2031	9,135,000	9,135,000
Salmon River NY Central School District (Tax Revenue, State Aid Withholding Insured)	2.00	06/22/2012	6,150,000	6,192,435
St Lawrence County NY (Health Revenue, KeyBank NA LOC) ±§	0.30	12/01/2031	6,805,000	6,805,000
Town of Ramapo NY TRAN Series A (Tax Revenue)	2.00	11/01/2011	1,505,000	1,506,701
Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC) ±§	0.24	10/01/2034	7,715,000	7,715,000
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2012	1,000,000	1,030,620
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2013	2,500,000	2,629,500
				725,258,029

North Carolina : 0.44%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured) §	7.00	01/01/2013	5,810,000	5,947,407
North Carolina Medical Care Commission Cape Fear Valley Health System Series A (Health Revenue, AMBAC Insured)	5.00	10/01/2011	2,000,000	2,000,220
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	2.50	11/15/2011	1,200,000	1,202,580
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	4.00	11/15/2012	1,085,000	1,121,315
North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00	10/01/2012	3,205,000	3,265,062
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10/01/2015	500,000	563,485
North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Education Revenue) ±§	0.46	06/01/2039	15,590,000	15,590,000
				29,690,069

North Dakota : 0.10%
City of Fargo ND (Health Revenue)	4.00	11/01/2014	4,485,000	4,787,648
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured) §	7.20	06/30/2013	1,555,000	1,626,841
				6,414,489

Ohio : 2.33%
American Municipal Power Ohio Incorporated (Utilities Revenue)	1.50	11/10/2011	1,350,000	1,350,702
American Municipal Power Ohio Incorporated (Utilities Revenue)	2.00	11/10/2011	1,788,000	1,789,538
City of Akron OH BAN (Tax Revenue)	2.00	03/15/2012	11,000,000	11,044,440
City of Akron OH Refinance and Improvement Mortgage (Water & Sewer Revenue, NATL-RE Insured)	5.00	03/01/2012	1,000,000	1,017,070
City of Cleveland OH Stadium Project (Lease Revenue, AMBAC Insured) (z)	0.60	11/15/2011	2,250,000	2,248,268
City of Steubenville OH Refinance Trinity Health System (Health Revenue)	2.00	10/01/2012	1,000,000	997,570
City of Warrensville Heights OH (Miscellaneous Revenue)	4.00	02/28/2012	11,200,000	11,268,992
Cleveland OH COP Cleveland Stadium Project Series A Refunding (Lease Revenue)	4.00	11/15/2011	1,545,000	1,550,933
Cleveland OH Sub Lien Notes (Miscellaneous Revenue)	1.00	07/26/2012	14,500,000	14,566,265
County of Cuyahoga OH (Miscellaneous Revenue)	1.05	10/15/2012	5,700,000	5,720,805
County of Scioto OH Refinance Norfolk Southern Corporation Project (IDR) ±§	5.30	08/15/2013	3,000,000	3,007,830

15

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)
Knox County OH Hospital Facilities Revenue (Health Revenue, Radian Insured) §	5.00%	06/01/2012	$1,615,000	$1,639,887
Lorain OH BAN (Tax Revenue)	3.88	09/20/2012	1,115,000	1,123,574
Lorain OH Port Authority Horizon Activities Center Project (Miscellaneous Revenue, Fifth Third Bank LOC) ±§	0.34	07/01/2028	3,595,000	3,595,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	4.10	10/01/2041	3,000,000	3,012,540
Oakwood Village OH BAN (Tax Revenue)	1.50	10/04/2012	5,345,000	5,373,596
Ohio State Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC) ±§	0.36	11/01/2025	4,460,000	4,460,000
Ohio State Air Quality Development Authority PCR Series A (IDR) ±§	2.25	12/01/2023	55,500,000	56,306,415
Ohio State Solid Waste Disposal (Resource Recovery Revenue) ±§	0.80	11/01/2035	3,500,000	3,499,965
Ohio State Water Development Authority PCR (Utilities Revenue) ±§	2.75	06/01/2033	2,400,000	2,406,720
Ohio State Water Development Authority PCR First Energy Series A (Energy Revenue) ±§	4.75	08/01/2029	5,900,000	6,039,181
Ohio State Water Development Authority PCR First Energy Series B (Energy Revenue) ±§	3.00	10/01/2033	5,500,000	5,532,615
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±§	2.63	07/01/2021	310,000	313,968
Village of Oakwood OH BAN (Miscellaneous Revenue)	1.50	10/06/2011	4,845,000	4,845,824
Village of Woodlawn OH BAN (Tax Revenue)	3.65	11/22/2011	2,250,000	2,253,893
Waterville Ohio BAN (Miscellaneous Revenue)	2.50	08/02/2012	2,000,000	2,011,560
				156,977,151

Oklahoma : 0.21%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	3.50	06/01/2012	2,000,000	2,039,200
Oklahoma Housing Finance Agency SFMR Homeowner Loan Program Series D2 (Housing Revenue, GNMA/FNMA Insured) §	7.10	09/01/2028	305,000	309,514
Oklahoma School Districts & County Revenue Anticipation Program (Miscellaneous Revenue)	0.75	06/29/2012	10,495,000	10,495,000
Oklahoma State Municipal Power Authority (Utilities Revenue, FSA Insured) ±§	3.85	01/01/2027	1,545,000	1,558,055
				14,401,769

Oregon : 0.99%
Oregon State Department of Transportation Sub Lien Series B-1 (Transportation Revenue) ±§	1.00	11/15/2026	30,000,000	30,000,000
Oregon State Department of Transportation Sub Lien Series B-3 (Tax Revenue) ±§	1.00	11/15/2027	36,500,000	36,500,000
				66,500,000

Pennsylvania : 4.91%
Allegheny County PA Airport Authority Series A (Airport Revenue, AGM Insured)	5.00	01/01/2015	9,620,000	10,233,083
Allegheny County PA Hospital Development Authority Health System Series A (Health Revenue)	5.00	11/15/2012	1,340,000	1,349,125
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	4.00	05/15/2012	6,275,000	6,423,467
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	5.00	05/15/2013	1,735,000	1,852,390
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) ±§	1.21	05/15/2038	21,000,000	21,002,940
Allegheny County PA IDA Animal Friends Incorporated Project (IDR, PNC Bank NA LOC) ±§	0.47	07/01/2025	1,935,000	1,937,070
Allegheny County PA IDA Environmental Improvement-USX (IDR) ±§	4.75	12/01/2032	2,100,000	2,135,490
Allegheny County PA IDA Western PA School For Blind (Education Revenue) ±§	0.50	07/01/2031	4,500,000	4,503,735

16

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Allegheny County PA West Pennsylvania Hospital Development Authority Series A (Health Revenue)	5.00%	11/15/2011	$5,500,000	$5,507,425
Beaver County PA IDA PCR First Energy Series B (IDR) ±§	3.00	10/01/2047	3,650,000	3,678,032
Blair County PA Altoona Regional Health System (Health Revenue)	4.00	11/15/2011	2,795,000	2,805,174
Blair County PA Altoona Regional Health System (Health Revenue)	4.00	11/15/2012	2,865,000	2,943,759
Blair County PA Altoona Regional Health System (Health Revenue)	4.00	11/15/2013	1,315,000	1,370,625
Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (GO - Local, Societe Generale LOC, GO of District Insured) ±§	0.60	10/01/2034	4,165,000	4,165,000
City of Philadelphia PA (Tax Revenue)	4.00	08/01/2012	4,325,000	4,430,746
City of Reading PA (Tax Revenue)	4.00	11/15/2013	2,000,000	2,066,620
Delaware County PA Authority Neumann College (Education Revenue) §	5.13	10/01/2011	350,000	350,046
Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2011	400,000	400,016
Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2012	350,000	353,934
Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2013	495,000	503,301
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.10	07/01/2013	2,550,000	2,557,064
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue) ±§144A	0.36	07/01/2017	7,500,000	7,500,000
Delaware Valley PA Regional Financial Authority SGC 62 Class A (Miscellaneous Revenue) ±§144A	0.75	06/01/2027	17,155,000	17,155,000
Delaware Valley PA Regional Financial Authority SGC 63 Class A (Miscellaneous Revenue) ±§144A	0.75	06/01/2037	14,165,000	14,165,000
Gallery Certificate Trust PA (Transportation Revenue, FSA Insured) §	4.50	02/15/2013	1,125,000	1,128,420
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±§	5.00	12/01/2033	4,700,000	4,764,343
Lycoming County PA Susquehanna Health System Project A (Health Revenue)	4.00	07/01/2012	890,000	900,538
Mckeesport PA Area School District (Tax Revenue, NATL-RE, State Aid Withholding Insured) (z)	0.73	10/01/2011	1,835,000	1,834,963
North Pennsylvania PA Water Authority (Water & Sewer Revenue, AGM Insured) ±§	2.60	11/01/2024	3,000,000	3,000,000
Pennsylvania EDFA (Resource Recovery Revenue) ±§	1.10	12/01/2030	1,700,000	1,700,000
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2011	5,680,000	5,683,919
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2012	4,075,000	4,144,031
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	4.50	12/01/2011	5,400,000	5,405,778
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	8,755,000	8,828,630
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	9,150,000	9,171,686
Pennsylvania EDFA Exelon Generation Series A (Utilities Revenue) ±§	5.00	12/01/2042	2,000,000	2,053,840
Pennsylvania EDFA Main Line Health (Hospital Revenue) ±§	0.56	10/01/2027	10,285,000	10,151,295
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	09/01/2013	3,055,000	3,118,208
Pennsylvania EDFA Thomas Jefferson University Hospital System (Tax Revenue) ±§	0.56	10/01/2037	65,000,000	64,210,900
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	7,700,000	7,822,122
Pennsylvania State HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±§	2.13	11/01/2031	3,040,000	3,056,325
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2012	3,000,000	3,060,090
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2013	7,905,000	8,248,868
Pennsylvania State Turnpike Commission Series B (Transportation Revenue) ±§	0.81	06/01/2014	6,770,000	6,770,745

17

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	0.78%	12/01/2012	$14,675,000	$14,715,943
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	1.06	12/01/2013	22,170,000	22,346,473
Philadelphia PA 1998 8th General Ordinance Series A (Energy Revenue)	5.00	08/01/2012	1,705,000	1,758,759
Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	500,000	534,265
Philadelphia PA Gas Works Capital Appreciation Bond Eleventh Series C (Energy Revenue, AMBAC Insured) §(z)	5.58	01/01/2012	130,000	128,188
Philadelphia PA IDA Commercial Development Red Lion (IDR, PNC Bank NA LOC) ±§	4.50	12/01/2016	1,305,000	1,308,732
Philadelphia PA School District Series A (Tax Revenue, State Aid Withholding Insured)	3.00	06/01/2012	1,120,000	1,140,429
Philadelphia PA School District Series B (Tax Revenue, NATL-RE State Aid Withholding Insured)	5.25	10/01/2011	1,000,000	1,000,140
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2012	7,100,000	7,367,812
Scranton PA School District Series A (Tax Revenue, AGM State Aid Withholding Insured)	2.00	04/01/2012	400,000	402,616
Scranton PA School District Series A (Tax Revenue, AGM State Aid Withholding Insured)	2.00	04/01/2013	1,000,000	1,012,180
Washington County PA Hospital Authority (Health Revenue, PNC Bank NA LOC) ±§	0.47	07/01/2031	3,500,000	3,503,745
Westmoreland County PA IDA Excela Health Project (Health Revenue)	3.00	07/01/2012	1,040,000	1,052,324
				330,715,349

Puerto Rico : 1.71%
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured)	6.25	07/01/2012	3,945,000	4,093,016
Puerto Rico Commonwealth Government Development Bank Series B (Miscellaneous Revenue)	5.00	12/01/2011	3,030,000	3,050,846
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ±§	2.65	07/01/2030	975,000	975,000
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,300,000	2,357,408
Puerto Rico Commonwealth Series A (Tax Revenue) ±§	5.00	07/01/2030	1,125,000	1,153,991
Puerto Rico HFA (Housing Revenue)	5.00	12/01/2012	6,315,000	6,569,558
Puerto Rico HFA Vivienda Modernization (Housing Revenue) §	4.75	10/01/2011	12,865,000	12,866,415
Puerto Rico Highway & Transportation Authority (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,580,000	2,662,354
Puerto Rico Highway & Transportation Authority Series DCL-007 (Tax Revenue, Dexia Credit Local LOC, FSA Insured) ±§	2.65	01/01/2028	6,640,000	6,640,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	07/01/2012	1,000,000	1,028,180
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	07/01/2013	1,000,000	1,080,680
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR) ±§	1.05	03/01/2013	7,705,000	7,720,102
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR) ±§	1.05	03/01/2013	135,000	135,265
Puerto Rico Municipal Finance Agency (Miscellaneous Revenue, AGM Insured)	6.00	07/01/2012	950,000	984,998
Puerto Rico Public Buildings Authority (Miscellaneous Revenue, Commonwealth Guaranty Insured) ±§	5.00	07/01/2028	7,320,000	7,483,602
Puerto Rico Public Buildings Authority Government Facilities Series J (Miscellaneous Revenue, AMBAC Insured) ±§	5.00	07/01/2036	540,000	552,069
Puerto Rico Public Buildings Authority Series H (Lease Revenue)	5.25	07/01/2012	2,815,000	2,895,622
Puerto Rico Public Finance Authority Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, NATL-RE Insured) ±§	4.10	08/01/2029	495,000	498,589

18

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, NATL-RE Insured) ±§	5.25%	08/01/2029	$11,565,000	$11,693,140
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) ±§	5.75	08/01/2027	28,705,000	29,070,989
Puerto Rico Public Finance Corporation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured) ±§	5.25	08/01/2030	11,415,000	11,549,012
				115,060,836

Rhode Island : 0.42%
Providence RI Public Building Authority School & Public Facility Project Series A (Lease Revenue, AMBAC Insured) §	5.38	12/15/2011	655,000	659,723
Rhode Island Convention Center Authority (Miscellaneous Revenue, NATL-RE Insured) §	5.25	05/15/2015	17,115,000	18,006,349
Rhode Island State Health & Educational Building Corporation (Health Revenue, Assured Guaranty Insured) ±§144A	0.31	05/15/2017	5,500,000	5,500,000
Town of Coventry RI (Tax Revenue)	2.50	04/11/2012	4,330,000	4,364,553
				28,530,625

South Carolina : 1.13%
Orangeburg County SC Joint Governmental Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10/01/2011	4,075,000	4,075,408
Piedmont SC Municipal Power Agency CAB 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured) §(z)	5.16	01/01/2013	11,875,000	11,136,731
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	2,000,000	2,055,360
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	02/01/2013	1,000,000	1,051,980
South Carolina Jobs EDA Georgetown Memorial Hospital (Health Revenue, AMBAC Insured) §	5.50	11/01/2012	500,000	501,250
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	0.91	08/01/2039	41,755,000	41,084,415
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	08/01/2014	870,000	886,252
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	08/01/2013	865,000	901,486
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue) §	5.00	06/01/2018	14,715,000	14,733,394
				76,426,276

South Dakota : 0.01%
Minnehaha County SD Bethany Lutheran Home Project Series A (Health Revenue) §	7.00	12/01/2023	400,000	429,820

Tennessee : 2.72%
Chattanooga Hamilton County TN Erlanger Health (Health Revenue, AGM Insured)	5.00	10/01/2012	1,075,000	1,117,570
Chattanooga Hamilton County TN Erlanger Health (Health Revenue, AGM Insured)	5.00	10/01/2012	2,220,000	2,307,912
Clarksville Natural Gas Acquisition Corporation (Energy Revenue)	5.00	12/15/2013	1,400,000	1,473,262
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE-IBC Insured) §	7.75	07/01/2029	20,570,000	22,085,803
Jackson TN Energy Authority Electric System (Utilities Revenue, Fifth Third Bank LOC) ±§	0.34	04/01/2029	1,330,000	1,330,000
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue, NATL-RE-IBC Insured) §	7.50	07/01/2025	8,000,000	8,575,280
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue) §	7.50	07/01/2025	8,960,000	9,604,314
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue) §	7.50	07/01/2033	6,000,000	6,431,460

19

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue)	5.00%	07/01/2012	$3,635,000	$3,710,463
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue, NATL-RE Insured)	6.00	07/01/2012	1,630,000	1,682,910
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, NATL-RE Insured)	6.25	01/01/2013	3,000,000	3,161,190
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75	01/01/2012	10,630,000	10,745,442
Metropolitan Government of Nashville & Davidson County TN (Water & Sewer Revenue, NATL-RE FGIC Insured) §	5.20	01/01/2013	2,260,000	2,353,180
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Meharry Medical College (Education Revenue, Fifth Third Bank LOC) ±§	0.34	12/01/2024	4,865,000	4,865,000
Sevier County TN Public Building Authority Local Government Improvement Series K-1 (Miscellaneous Revenue) ±§	1.02	06/01/2034	12,700,000	12,700,000
Tennessee Energy Acquisition Corporation Series A (Energy Revenue) §	5.00	02/01/2012	4,915,000	4,994,033
Tennessee Energy Acquisition Corporation Series A (Energy Revenue) §	5.00	09/01/2012	34,300,000	35,465,171
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2013	2,770,000	2,913,043
Tennessee Energy Acquisition Corporation Series A (Energy Revenue) §	5.00	02/01/2014	1,965,000	2,061,619
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2014	22,150,000	23,334,804
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2015	15,245,000	16,085,000
Tennessee Energy Acquisition Corporation Series C (Energy Revenue) §	5.00	02/01/2016	6,480,000	6,684,962
				183,682,418

Texas : 10.93%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured) §	5.00	08/15/2034	5,895,000	6,131,272
Brazos River TX Authority (IDR, NATL-RE FGIC Insured)	3.63	04/01/2012	5,000,000	5,046,900
Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR) §	5.25	10/01/2011	3,000,000	3,000,330
Central TX Regional Mobility Authority (Transportation Revenue, NATL-RE FGIC Insured)	5.00	01/01/2013	2,720,000	2,797,466
City of Houston TX (Lease Revenue, AMBAC Insured)	6.25	12/15/2013	3,500,000	3,768,275
Coastal Bend Health Facilities Development Corporation (Health Revenue, AGM Insured) ±§(m)	0.68	07/01/2031	3,775,000	3,775,000
Crawford TX Education Facilities Corporation University Package System Project A (Education Revenue) ±§	0.52	05/01/2035	2,665,000	2,665,000
Eagle Mountain & Saginaw TX Independent School District (Tax Revenue, Permanent School Fund Guarantee Insured) ±§	2.50	08/01/2050	2,000,000	2,091,700
Eagle Mountain & Saginaw TX Independent School District Series SGA 141 (Tax Revenue) ±§	0.45	08/15/2030	16,000,000	16,000,000
Garza County TX Public Facility Corporation Project (Lease Revenue) §	5.00	10/01/2011	510,000	510,026
Harlingen TX Waterworks & Sewer System (Water & Sewer Revenue, AGM Insured)	2.00	11/01/2011	1,535,000	1,536,827
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±§(m)	0.71	07/01/2031	24,450,000	24,450,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±§(m)	0.64	07/01/2031	12,050,000	12,050,000
Houston TX Independent School District (Tax Revenue, Permanent School Fund Guarantee Insured) ±§	0.57	06/15/2031	40,000,000	40,021,200
Houston TX PFOTER 265 (Water & Sewer Revenue, FSA Insured) ±§	2.42	12/01/2028	6,850,000	6,850,000
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured) ±§	0.31	12/01/2023	12,495,000	12,495,000

20

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) ±§	3.05%	07/01/2030	$10,420,000	$10,618,605
Matagorda County TX Navigation District No 1 (Utilities Revenue) ±§	1.13	06/01/2030	7,150,000	7,162,870
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ±§	1.15	01/01/2020	9,500,000	9,499,715
North Central TX Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, NATL-RE Insured) §	5.75	08/15/2013	3,065,000	3,076,310
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.65	07/01/2019	43,865,000	43,820,258
North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue) ±§	6.00	01/01/2038	17,560,000	18,675,060
North Texas Tollway Authority First Tier Series E2 (Miscellaneous Revenue) ±§	5.25	01/01/2038	15,000,000	15,182,700
Rockwall TX Independent School District (GO - Local, Permanent School Fund Guarantee Insured) ±§	0.50	08/01/2037	11,500,000	11,500,000
SA Energy Acquisition Public Facility Corporation TX (Energy Revenue) §	5.25	08/01/2015	1,780,000	1,892,140
Sabine River TX Industrial Northeast Texas National Rural Utility Company 84Q (IDR) ±§	0.90	08/15/2014	1,230,000	1,230,049
Sam Rayburn TX Municipal Power Agency (Resource Recovery Revenue)	5.50	10/01/2011	8,355,000	8,355,919
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue) §	5.63	12/15/2017	110,835,000	117,373,157
Texas Municipal Gas Acquisition & Supply Corporation II (Energy Revenue) ±§	0.59	09/15/2018	47,850,000	47,850,000
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±§	0.93	09/15/2017	44,950,000	43,932,782
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.63	09/15/2017	92,325,000	89,956,864
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.78	12/15/2017	5,860,000	5,369,987
Texas State Mobility Fund Series B (Tax Revenue) ±§	2.15	04/01/2030	57,355,000	57,355,000
Texas State PFA (Miscellaneous Revenue)	2.60	07/01/2020	84,025,000	84,231,702
Weslaco TX Health Facilities Development Corporation (Health Revenue, Compass Bank LOC) ±§	0.84	06/01/2031	8,920,000	8,920,000
Weslaco TX Health Facilities Development Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ±§	0.84	06/01/2038	7,855,000	7,855,000
				737,047,114

Virgin Islands : 0.35%
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2012	300,000	306,219
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2013	400,000	414,072
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2011	2,000,000	2,000,180
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2012	10,500,000	10,821,510
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2011	2,000,000	2,000,160
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2012	6,675,000	6,859,364
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2012	1,000,000	1,018,250
				23,419,755

Virginia : 1.03%
Albemarle County VA IDA (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	06/01/2037	3,240,000	3,240,000
Alexandria VA IDA American Society Clinical Series B (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.39	10/01/2043	25,125,000	25,125,000
Alexandria VA IDR (IDR, SunTrust Bank LOC) ±§	0.37	08/01/2030	4,850,000	4,850,000
Charles City County VA Economic Development Authority (Resource Recovery Revenue) ±§	1.20	02/01/2029	12,250,000	12,253,920

21

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia (continued)
City of Hopewell VA (Water & Sewer Revenue) §	4.00%	11/15/2012	$4,275,000	$4,293,639
County of Pittsylvania VA (Tax Revenue) §	3.50	07/15/2013	3,500,000	3,509,450
Covington VA BAN (Tax Revenue) §	3.38	12/01/2012	4,000,000	4,017,240
Peninsula Ports Authority VA Dominion Term Association Project (Miscellaneous Revenue) ±§	5.00	10/01/2033	5,000,000	5,000,000
Smyth County VA IDA (Health Revenue)	3.00	07/01/2012	3,560,000	3,591,755
Virginia Beach VA Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ±§	0.40	05/01/2025	3,400,000	3,400,000
				69,281,004

Washington : 0.27%
Energy Northwest WA (Utilities Revenue)	5.00	07/01/2013	5,000,000	5,236,700
Greater Wenatchee WA Regional Events Center Limited Sales Tax BAN (Tax Revenue, GO of District Insured) §	5.00	12/01/2011	3,885,000	3,844,713
Greater Wenatchee WA Regional Events Center Special Tax BAN Series A (Miscellaneous Revenue, GO of District Insured) §	5.25	12/01/2011	560,000	555,649
Washington State Economic Development Finance Authority RMKT 09-01-11 (Resource Recovery Revenue) ±§	2.00	11/01/2017	7,000,000	7,029,470
Washington State HCFA Central Washington Health Services (Health Revenue)	5.00	07/01/2012	560,000	568,501
Washington State HCFA Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,030,170
				18,265,203

West Virginia : 0.45%
Mason County WV PCR Appalachian Power Company (Miscellaneous Revenue) ±§	2.00	10/01/2022	20,000,000	20,005,800
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±§	2.00	01/01/2041	10,000,000	10,085,700
				30,091,500

Wisconsin : 0.31%
Milwaukee County WI Airport Revenue (Airport Revenue)	5.00	12/01/2012	1,000,000	1,050,030
Waukesha County WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) ±§	0.21	12/01/2034	100,000	100,000
Wisconsin State HEFA Agnesian Health Care Incorporated (Health Revenue)	5.00	07/01/2013	735,000	777,351
Wisconsin State HEFA Aurora Health Care Obligated (Health Revenue, NATL-RE Insured) §	5.25	08/15/2012	3,720,000	3,729,486
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)	4.00	07/15/2012	5,000,000	5,091,000
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)	5.00	07/15/2013	6,000,000	6,309,180
Wisconsin State HEFA Bellin Memorial (Health Revenue, AMBAC Insured) §	5.63	02/15/2013	170,000	174,342
Wisconsin State HEFA Mercy Alliance Incorporate Series A (Health Revenue)	4.00	06/01/2012	2,810,000	2,859,484
Wisconsin State HEFA Refunding Thedacare Incorporated (Health Revenue)	3.00	12/15/2012	870,000	883,605
				20,974,478

Total Municipal Bonds and Notes (Cost $6,494,666,596)				6,521,698,245

Short-Term Investments: 3.41%

Commercial Paper : 1.53%
Columbus OH Regional Airport Authority	0.40	10/04/2011	5,000,000	5,000,000
Hamilton County TN Series 2006	0.45	10/17/2011	15,060,000	15,060,000
Hamilton County TN Series 2006	0.50	10/17/2011	6,000,000	6,000,000
Montgomery County OH	2.50	10/03/2011	60,000,000	60,000,000

22

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
York County SC Pollution Series 00B1	0.45%	12/01/2011	17,000,000	$17,000,000
				103,060,000

	Yield		Shares
Investment Companies : 1.87%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		126,300,812	126,300,812

			Principal
U.S. Treasury Securities : 0.01%
US Treasury Bill #	0.02	12/22/2011	$800,000	799,970

Total Short-Term Investments (Cost $230,160,810)				230,160,782

Total Investments in Securities (Cost $6,724,827,406)*	100.16%			6,751,859,027
Other Assets and Liabilities, Net	(0.16)			(10,937,520)

Total Net Assets	100.00%			$6,740,921,507

±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(z)	Zero coupon security. Rate represents yield to maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $6,724,827,406 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,837,393
Gross unrealized depreciation	(5,805,772)

Net unrealized appreciation	$27,031,621

23

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$6,485,815,870	$35,882,375	$6,521,698,245
Short-term investments
Commercial paper	0	103,060,000	0	103,060,000
Investment companies	126,300,812	0	0	126,300,812
U.S. Treasury securities	0	799,970	0	799,970

	$126,300,812	$6,589,675,840	$35,882,375	$6,751,859,027

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$75,744	$0	$0	$75,744

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$45,221,514
Accrued discounts (premiums)	61,160
Realized gains (losses)	21,845
Change in unrealized gains (losses)	192,856
Purchases	885,000
Sales	(10,500,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$35,882,375

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$164,566

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	760 Short	5-Year U.S. Treasury Notes	$93,088,125	$75,744

The Fund had an average notional amount of $145,112,170 in short futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 97.13%

Guam : 6.69%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50%	11/01/2040	$1,500,000	$1,613,977
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	650,000	646,653
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.00	10/01/2011	715,000	715,079
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25	10/01/2016	1,600,000	1,667,312
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38	10/01/2017	500,000	518,225
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2013	500,000	525,580
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12/01/2019	1,000,000	1,091,220
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,000,000	993,590
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10/01/2012	1,000,000	1,000,220
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.25	10/01/2013	5,000	5,000
				8,776,856

Puerto Rico : 31.79%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2015	500,000	532,635
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2019	335,000	347,599
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2020	260,000	268,666
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue)	4.25	05/15/2014	500,000	504,945
Puerto Rico Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE-IBC Commonwealth Guaranty Insured)	6.25	07/01/2012	25,000	26,125
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,750,000	1,866,148
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) §±	2.65	07/01/2030	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, CIFC Insured)	5.25	07/01/2019	1,000,000	1,072,560
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	07/01/2013	165,000	176,076
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM-CR Insured)	5.50	07/01/2013	195,000	204,873
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2015	1,795,000	1,976,367
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	985,000	1,025,828
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,500,000	2,562,400
Puerto Rico Commonwealth Public Improvement (Miscellaneous Revenue, AGM Insured)	5.25	07/01/2020	100,000	108,763
Puerto Rico Commonwealth Refunding (Miscellaneous Revenue, FGIC Insured)	5.50	07/01/2013	350,000	373,496
Puerto Rico Commonwealth Refunding Insured Public Improvement Series A (Tax Revenue, NATL-RE Insured)	5.50	07/01/2016	200,000	219,936
Puerto Rico Commonwealth Refunding Public Improvement Series A-AGC-ICC (Tax Revenue, Assured Guaranty Insured)	5.50	07/01/2018	1,000,000	1,104,110
Puerto Rico Electric Power Authority Series 00 (Utilities Revenue, CIFC Assured Guaranty Insured)	5.00	07/01/2013	650,000	688,441
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, XLCA Insured)	5.25	07/01/2012	900,000	927,873
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.69	07/01/2029	2,500,000	1,691,300
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	07/01/2033	500,000	506,190
Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.13	12/01/2027	4,120,000	4,299,138

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50%	12/01/2018	$500,000	$570,105
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2014	265,000	283,232
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	2,130,000	2,130,234
Puerto Rico Highway & Transportation Authority Series DCL-007 (Tax Revenue, Dexia Credit Local LOC, FSA Insured) §±	2.65	01/01/2028	4,240,000	4,240,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Health Revenue)	6.50	11/15/2020	25,000	25,143
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Project Series A (Miscellaneous Revenue)	5.63	07/01/2022	750,000	751,095
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63	07/01/2013	600,000	605,196
Puerto Rico Municipal Finance Agency Series B (Tax Revenue, CIFC Insured)	5.25	07/01/2017	105,000	114,866
Puerto Rico Public Buildings Authority Government Facilities Series D Prerefunded (Lease Revenue, Commonwealth Guaranty Insured)	5.13	07/01/2024	30,000	31,064
Puerto Rico Public Buildings Authority Government Facilities Series D Unrefunded (Lease Revenue, Commonwealth Guaranty Insured)	5.13	07/01/2024	10,000	10,009
Puerto Rico Public Buildings Authority Prerefunded CAB Series D (Lease Revenue, AMBAC Insured) §	5.25	07/01/2030	1,465,000	1,657,618
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13	06/01/2024	3,790,000	4,484,480
Puerto Rico Public Improvement Series A (Tax Revenue, NATL-RE Insured)	6.25	07/01/2013	1,200,000	1,296,048
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	4.63	08/01/2019	200,000	222,360
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	2,000,000	2,221,480
University of Puerto Rico Series P (Education Revenue)	5.00	06/01/2017	1,185,000	1,233,064
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	500,000	526,280

				41,685,743

Virgin Islands : 8.08%
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2014	590,000	653,714
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2014	400,000	428,960
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2016	250,000	273,883
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10/01/2018	10,000	12,329
Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2012	250,000	257,655
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	6.75	10/01/2037	1,850,000	1,989,416
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10/01/2013	500,000	507,845
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2019	2,700,000	2,802,978
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	1,000,000	1,037,260
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue) §	4.95	05/15/2014	750,000	751,410
Virgin Islands Water & Power Authority (Utilities Revenue, ACA-CBI NATL-RE-IBC Insured)	5.30	07/01/2021	500,000	500,460
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	07/01/2018	1,000,000	1,087,270
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	07/01/2031	300,000	291,183

				10,594,363

2

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
West Virginia : 0.32%
Kanawha Mercer Nicholas Counties WV Single Family Prerefunded (Housing Revenue) (z)	5.09%	02/01/2015	$470,000	$414,094

Wisconsin : 50.25%
Ashwaubenon WI CDA Arena Project (Lease Revenue)	4.80	06/01/2016	20,000	20,490
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.05	06/01/2019	100,000	102,682
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.10	06/01/2020	815,000	837,135
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.20	04/01/2012	50,000	50,121
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	04/01/2014	100,000	100,215
Cudahy WI CDA Redevelopment Lease Revenue Refunding Series B (Lease Revenue)	4.55	06/01/2019	1,540,000	1,577,037
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.60	06/01/2030	660,000	713,044
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.70	06/01/2034	500,000	539,890
Glendale WI CDA Bayshore Public Parking A (Transportation Revenue)	4.75	10/01/2020	100,000	105,372
Glendale WI CDA Series 2011A (Lease Revenue)	3.50	10/01/2017	1,635,000	1,749,156
Glendale WI CDA Series 2011A (Lease Revenue)	3.50	10/01/2018	1,700,000	1,805,553
Glendale WI CDA Tax Increment 6 (Lease Revenue)	5.00	10/01/2019	145,000	145,019
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	04/01/2016	1,445,000	1,575,064
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	04/01/2030	1,235,000	1,305,864
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12/01/2023	250,000	269,525
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.00	02/15/2013	20,000	20,237
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.50	02/15/2021	10,000	10,061
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	1.50	04/01/2012	100,000	100,586
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.10	04/01/2014	320,000	330,310
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.50	04/01/2015	125,000	131,429
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.70	04/01/2016	405,000	429,045
Green Bay WI Student Housing Authority University Village Housing Project Series 2009 (Housing Revenue)	4.38	04/01/2022	100,000	106,673
Greenfield WI CDA Housing Revenue Layton Terrace Project (Housing Revenue) §±	4.75	09/01/2033	500,000	500,135
Little Chute WI CDA (Lease Revenue)	4.25	03/01/2017	200,000	208,844
Little Chute WI CDA (Lease Revenue)	4.35	03/01/2018	200,000	208,234
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10/01/2039	5,000,000	5,457,550
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	07/01/2022	1,000,000	1,030,810
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.05	07/01/2019	470,000	481,383
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.15	07/01/2020	470,000	481,280
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.20	07/01/2021	470,000	481,144
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.30	07/01/2022	470,000	481,064
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.35	07/01/2023	470,000	480,904
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	3.80	08/01/2014	50,000	52,340
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	4.25	08/01/2019	550,000	566,654

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Milwaukee WI RDA Public Schools Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.20%	08/01/2012	$100,000	$102,965
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	08/01/2015	615,000	609,686
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	08/01/2025	300,000	267,693
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	08/01/2035	1,000,000	846,800
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	4.60	08/01/2024	870,000	935,485
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	5.00	08/01/2030	3,000,000	3,231,300
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue) §±	0.21	05/01/2028	1,000,000	1,000,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	02/15/2029	1,000,000	1,032,330
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	02/15/2039	1,500,000	1,559,400
Neenah WI CDA Series A (Lease Revenue)	4.13	12/01/2018	300,000	318,639
Neenah WI CDA Series A (Lease Revenue)	5.13	12/01/2023	1,000,000	1,059,270
Oakfield WI CDA (Lease Revenue)	5.40	12/01/2021	350,000	350,760
Osceola WI RDA (Lease Revenue)	4.75	12/01/2011	325,000	326,570
Osceola WI RDA (Lease Revenue)	5.15	12/01/2015	235,000	235,978
Osceola WI RDA (Lease Revenue)	5.38	12/01/2020	410,000	410,964
Oshkosh WI RDA (Miscellaneous Revenue, Investors Community Bank LOC)	4.25	07/01/2030	500,000	509,680
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	1,545,000	1,575,267
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	1,300,000	1,325,272
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.00	12/15/2017	100,000	101,840
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	160,000	186,187
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	1,765,000	2,107,428
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2018	380,000	472,488
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2021	240,000	303,593
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2023	1,600,000	1,883,184
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2026	2,205,000	2,529,995
St. Croix Falls WI CDA (Lease Revenue)	4.40	12/01/2011	120,000	120,666
St. Croix Falls WI CDA (Lease Revenue)	4.50	12/01/2011	80,000	80,353
St. Croix Falls WI CDA (Lease Revenue)	4.50	12/01/2012	160,000	160,824
St. Croix Falls WI CDA (Lease Revenue)	4.85	12/01/2014	90,000	92,544
Sturgeon Bay WI Waterfront RDA (Lease Revenue)	4.35	10/01/2018	150,000	158,949
Sturgeon Bay WI Waterfront RDA Refunded Series A (Lease Revenue)	4.50	10/01/2021	275,000	285,346
Sturtevant WI CDA (Lease Revenue)	4.40	12/01/2015	300,000	300,882
Sturtevant WI CDA (Lease Revenue)	4.55	12/01/2016	200,000	200,552
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	3.80	02/01/2018	300,000	320,367
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.00	02/01/2019	220,000	232,591
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.50	02/01/2022	250,000	264,245
Verona WI CDA (IDR)	4.30	02/01/2015	100,000	105,194
Verona WI CDA (Lease Revenue)	5.38	12/01/2022	775,000	790,082
Warrens WI CDA (Tax Revenue)	3.70	10/01/2014	300,000	240,210
Warrens WI CDA (Lease Revenue)	5.00	11/01/2016	70,000	49,470
Warrens WI CDA (Lease Revenue)	5.10	11/01/2020	120,000	72,480
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) §±	5.00	12/01/2027	340,000	344,264

4

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		2.30%	12/01/2016	$135,000	$139,625
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		2.65	12/01/2017	335,000	349,991
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.00	12/01/2023	150,000	155,868
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.20	12/01/2024	150,000	156,428
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.25	12/01/2025	250,000	259,423
Weston WI CDA Series A (Lease Revenue)		5.25	10/01/2020	720,000	768,751
Wisconsin Center District CAB Bonds (Tax Revenue, AGM Insured) (z)		3.41	12/15/2030	1,415,000	560,467
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2015	280,000	316,014
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2016	385,000	438,954
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2018	50,000	57,437
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2019	2,000,000	2,289,940
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2023	1,570,000	1,810,665
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2027	230,000	262,651
Wisconsin Dells CDA Series A (Lease Revenue)		4.65	09/01/2014	65,000	65,245
Wisconsin Dells CDA Series A (Lease Revenue)		4.80	09/01/2015	70,000	70,273
Wisconsin Dells CDA Series A (Lease Revenue)		5.00	09/01/2017	80,000	80,326
Wisconsin HFA (Housing Revenue, FHA Mortgages Insured)		6.10	06/01/2021	115,000	139,124
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)		4.63	11/01/2037	25,000	23,816
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)		4.70	05/01/2047	290,000	268,932
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)		4.75	05/01/2037	315,000	318,572
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue) §±		4.25	12/01/2035	1,960,000	2,129,697
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)		5.75	11/01/2043	3,500,000	3,646,545
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)		4.90	11/01/2035	2,015,000	2,029,004

					65,894,391

Total Municipal Bonds and Notes (Cost $122,466,386)					127,365,447

Short-Term Investments: 0.08%		Yield

U.S. Treasury Securities : 0.08%
US Treasury Bill #		0.02	12/22/2011	100,000	99,996

Total Short-Term Investments (Cost $100,000)					99,996

Total Investments in Securities (Cost $122,566,386)*	97.21%				127,465,443
Other Assets and Liabilities, Net	2.79				3,658,811

Total Net Assets	100.00%				$131,124,254

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment.
(z)	Zero coupon security. Rate represents yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

*	Cost for federal income tax purposes is $122,566,386 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,304,702
Gross unrealized depreciation	(405,645)

Net unrealized appreciation	$4,899,057

6

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$127,365,447	$0	$127,365,447
Short-term investments
U.S. Treasury securities	99,996	0	0	99,996

	$99,996	$127,365,447	$0	$127,465,443

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$5,980	$0	$0	$5,980

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$1,499,876
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	124
Purchases	0
Sales	(1,500,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$0

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$0

Derivative transactions

During the three months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	60 Short	5-Year U.S. Treasury Notes	$7,349,063	$5,980

The Fund had an average notional amount of $5,240,752 in short futures contracts during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE COREBUILDER SHARES – SERIES G	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 110.93%
FHLMC %%	4.00%	01/15/2040	$810,000	848,222
FHLMC #A77459	7.50	05/01/2038	42,051	48,398
FHLMC #A93454	5.00	08/01/2040	45,867	49,293
FHLMC #F60001	4.50	01/01/2024	136,227	144,646
FHLMC Series T-42 Class A5	7.50	02/25/2042	103,283	124,586
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	3.45	10/25/2043	75,200	78,874
FNMA %%	3.50	07/25/2040	280,000	287,831
FNMA %%	4.00	04/25/2024	550,000	579,906
FNMA %%	4.00	12/25/2039	100,000	104,875
FNMA %%	4.50	04/25/2039	590,000	626,045
FNMA %%	5.00	05/25/2015	425,000	456,742
FNMA %%	5.00	09/25/2036	752,000	808,870
FNMA %%	5.50	10/25/2019	141,000	152,765
FNMA %%	5.50	03/25/2035	2,135,000	2,316,808
FNMA %%	6.00	08/25/2035	1,585,000	1,738,547
FNMA #256986	7.00	11/01/2037	26,315	29,970
FNMA #257307	6.00	08/01/2038	122,877	134,980
FNMA #460207	5.60	11/01/2013	93,174	98,910
FNMA #461110	4.62	07/01/2013	100,794	104,296
FNMA #462846	4.15	07/01/2014	97,148	103,324
FNMA #464369	3.32	02/01/2015	165,803	174,508
FNMA #464495	4.68	02/01/2020	29,596	33,177
FNMA #888707	7.50	10/01/2037	109,798	127,581
FNMA #934370	5.50	08/01/2038	70,863	78,009
FNMA #941312	6.50	07/01/2037	182,358	202,806
FNMA #976190	7.50	05/01/2038	21,815	25,263
FNMA #987853	5.50	08/01/2038	124,480	136,847
FNMA #991906	6.00	11/01/2038	202,921	222,909
FNMA #995591	7.00	03/01/2024	124,426	134,317
FNMA #AB1469	4.50	09/01/2040	490,324	520,995
FNMA #AD9194 ##	5.00	08/01/2040	1,396,590	1,504,796
FNMA #AE0113	4.00	07/01/2040	666,280	699,182
FNMA #AE2084	4.50	08/01/2025	183,280	195,469
FNMA #AE2148	3.50	02/01/2026	133,666	139,823
FNMA #AE3049 ##	4.50	09/01/2040	1,130,528	1,201,245
FNMA #AE6219	4.00	12/01/2040	44,169	46,382
FNMA #AH0313 ##	4.00	12/01/2040	631,304	662,929
FNMA Series 2005-W4 Class 3A ±	2.91	06/25/2035	46,877	48,877
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	98,481	117,899
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	77,083	90,643
GNMA %%	4.50	04/20/2040	765,000	829,666
GNMA #4747	5.00	07/20/2040	446,029	490,557
GNMA Series 2002-53 Class IO (c)	0.18	04/16/2042	986,195	6,535
GNMA Series 2004-10 Class C	4.67	07/16/2031	125,000	134,298
GNMA Series 2005-90 Class A	3.76	09/16/2028	27,533	28,235
GNMA Series 2006-3 Class A	4.21	01/16/2028	34,940	35,032
GNMA Series 2007-12 Class A	3.96	06/16/2031	54,107	55,649
GNMA Series 2007-75 Class B	5.05	10/16/2014	165,000	178,501
GNMA Series 2008-22 Class XM (c)	3.28	02/16/2050	3,108,370	122,765
GNMA Series 2008-86 Class D	5.46	04/16/2040	135,000	158,384
GNMA Series 2010-74 Class B	3.81	08/16/2039	45,000	48,274

Total Agency Securities (Cost $17,024,829)				17,289,441

Non-Agency Mortgage Backed Securities: 4.57%
Bank of America Commercial Mortgage Incorporated Series 2006- 2 Class A4 ±	5.92	05/10/2045	35,000	38,379
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75	09/11/2042	130,000	139,525
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	77,103	77,320
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	65,000	67,554

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES – SERIES G

Security Name		Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4		5.16%	02/15/2031	$90,000	97,360
Morgan Stanley Capital I Series 2006-HQ8 Class A4		5.60	03/12/2044	76,000	83,069
Morgan Stanley Capital I Series 2007-IQ16 Class A4		5.81	12/12/2049	120,000	128,961
TIAA Real Estate CDO Limited Series 2007-C4 Class A3		5.95	08/15/2039	75,000	81,118

Total Non-Agency Mortgage Backed Securities (Cost $656,942)					713,286

		Yield

Short-Term Investments: 41.33%

US Treasury Securities : 0.32%
US Treasury Bill #		0.00	12/22/2011	50,000	49,998

				Shares
Investment Companies : 41.01%
Wells Fargo Advantage Government Money Market Fund Institutional Class ##(l)(u)		0.01		6,391,848	6,391,848

Total Short-Term Investments (Cost $6,441,848)					6,441,846

Total Investments in Securities (Cost $24,123,619)*	156.83%				24,444,573
Other Assets and Liabilities, Net	(56.83)				(8,858,215)

Total Net Assets	100.00%				$15,586,358

%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $24,123,619 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$432,215
Gross unrealized depreciation	(111,261)

Net unrealized appreciation	$320,954

2

WELLS FARGO ADVANTAGE CoreBuilder Shares – Series G

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage CoreBuilder Shares – Series G (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$17,289,441	$0	$17,289,441
Non-agency mortgage-backed securities	0	713,286	0	713,286
Short-term investments
U.S. Treasury securities	6,391,848	0	0	6,391,848
Investment companies	0	49,998	0	49,998

	$6,391,848	$18,052,725	$0	$24,444,573

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$15,383	$0	$0	$15,383

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended September 30, 2011, the Fund entered into futures contracts to speculate on interest rates.

At September 30, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	8 Long	10-Year U.S. Treasury Notes	$1,040,750	$11,610
December 2011	10 Short	5-Year U.S. Treasury Notes	1,224,844	(644)
December 2011	19 Short	2-Year U.S. Treasury Notes	4,183,859	4,417

The Fund had an average notional amounts of $641,493 and $4,258,560 in long and short futures contracts, respectively, during the nine months ended September 30, 2011.

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 97.77%

Alabama : 0.54%
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured) ±(m)(a)§(n)	0.66%	02/01/2042	$100,000	78,000

Arizona : 1.33%
Arizona School Facilities Board Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2016	100,000	107,576
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	85,000	85,625
				193,201

California : 20.48%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured) (z)	5.47	10/01/2018	400,000	286,988
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	100,000	108,372
California State Various Purposes (Miscellaneous Revenue)	6.00	04/01/2038	200,000	222,828
California State Various Purposes Series A (Miscellaneous Revenue)	6.25	04/01/2034	250,000	272,450
California Statewide Communities Sutter Health Series A (Health Revenue)	6.00	08/15/2042	100,000	109,187
Corona-Norco CA Unified School DistrictCCAB Election 2006 Series C (Tax Revenue, AGM Insured) ±(z)	1.75	08/01/2039	80,000	66,455
Escondido CA Union High School District CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	5.44	08/01/2029	200,000	69,438
Gilroy CA Unified School District CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) (z)	5.63	08/01/2032	200,000	57,070
Hawthorne CA School District CAB Election of 1997 Series C (Tax Revenue, NATL-RE Insured) (z)	8.00	11/01/2025	100,000	42,837
M-S-R Energy Authority California Gas Series B (Energy Revenue)	6.13	11/01/2029	150,000	157,998
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±	0.77	07/01/2017	45,000	40,383
Oakland CA Unified School District Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	100,000	114,261
Palomar CA Community College CAB Election 2006 Series B (Tax Revenue) (z)	6.39	08/01/2032	570,000	154,955
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue) (z)	7.01	08/01/2034	250,000	57,378
Richmond CA Joint Powers Financing Authority Civic Center Project (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	50,000	53,981
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured) ±	0.75	12/01/2035	200,000	136,018
San Bernardino CA Community CAB Series D (Tax Revenue) (z)	6.47	08/01/2032	700,000	190,295
San Buenaventura CA Community Memorial Health System (Health Revenue)	6.25	12/01/2020	150,000	150,450
San Diego County CA COP (Tax Revenue, AMBAC Insured) (z)	6.26	07/01/2030	250,000	84,788
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	07/01/2018	250,000	279,688
Stockton CA Unified School District CAB Election 2008 Series D (Education Revenue, AGM Insured) (z)	7.57	08/01/2035	1,450,000	312,026
				2,967,846

Colorado : 6.15%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	200,000	231,682
Colorado ECFA Charter School Project (Education Revenue, XLCA Insured)	5.50	05/01/2036	250,000	250,105
Colorado ECFA Charter School Series A (Education Revenue)	6.25	11/01/2040	150,000	157,406
E-470 Public Highway Authority CO CAB Series B (Miscellaneous Revenue, MBIA Insured) (z)	5.42	09/01/2020	250,000	147,288

1

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75%	11/15/2018	$100,000	104,751
				891,232

District of Columbia : 0.71%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue)	6.50	11/15/2021	100,000	103,041

Florida : 2.86%
City of Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured) (z)	4.39	10/01/2016	175,000	140,361
Collier County FL IDA Naples Community Hospital Incorporated Project (Health Revenue, Bank of America NA LOC) ±	4.65	10/01/2034	225,000	225,707
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue) 144A	5.13	10/01/2017	50,000	48,645
				414,713

Georgia : 0.87%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	50,000	48,491
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Energy Revenue)	5.00	03/15/2022	75,000	78,290
				126,781

Guam : 2.69%
Guam Government Hotel Occupancy (Tax Revenue)	6.50	11/01/2040	200,000	215,198
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	74,614
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	100,000	99,359
				389,171

Idaho : 2.42%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	100,000	113,927
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	250,000	236,955
				350,882

Illinois : 12.49%
Illinois Finance Authority Charter School Refunding & Improvement Uno Charter (Education Revenue)	7.13	10/01/2041	200,000	200,396
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	09/01/2018	80,000	82,192
Illinois Sports Facilities Authority CAB (Tax Revenue) (z)	5.88	06/15/2022	350,000	205,534
Illinois State Series A (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	100,000	101,739
Illinois State Series A (Tax Revenue, NATL-RE FGIC-TCRS Insured)	5.25	10/01/2015	100,000	107,495
Lake County IL Community High School District # 117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured) (z)	6.19	12/01/2016	150,000	121,821
Lake County IL School District # 38 Big Hollow CAB (Tax Revenue, AMBAC Insured) (z)	8.38	02/01/2019	75,000	50,978
McHenry & Kane Counties IL CAB (Tax Revenue, NATL-RE FGIC Insured) (z)	4.91	01/01/2016	140,000	119,389
Metropolitan Pier & Exposition Authority Illinois CAB Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured) (z)	5.27	06/15/2029	100,000	38,324

2

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured) (z)	5.25%	06/15/2027	$75,000	32,976
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	100,000	106,793
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	6.25	06/01/2024	300,000	316,059
Village of Riverdale IL GO (Tax Revenue)	8.00	10/01/2036	100,000	103,049
Waukegan IL CAB Series A (Tax Revenue, NATL-RE FGIC Insured) (z)	5.96	12/30/2017	200,000	147,782
Will County IL School District # 114 CAB Series C (Tax Revenue, NATL-RE FGIC Insured) (z)	6.19	12/01/2017	100,000	75,176
				1,809,703

Indiana : 1.90%
Indiana State Ascension Health Services Series B-3 (Health Revenue) ±	1.74	11/15/2031	150,000	150,315
Northern Jasper County IN PCR Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	124,314
				274,629

Kansas : 0.88%
Wyandotte County KS CAB Sales Tax Subordinate Lien (Tax Revenue) (z)	6.27	06/01/2021	100,000	59,417
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12/01/2020	65,000	67,673
				127,090

Kentucky : 2.33%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) (z)	5.36	10/01/2020	200,000	130,054
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) (z)	5.80	10/01/2023	150,000	80,042
Kentucky EDFA Norton Unrefunded Balance Series C (Health Revenue, NATL-RE Insured) ±	5.95	10/01/2017	120,000	127,298
				337,394

Louisiana : 1.78%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	01/01/2040	50,000	53,260
Tobacco Settlement Financing Corporation Asset Backed Series B (Tobacco Revenue)	5.88	05/15/2039	205,000	205,062
				258,322

Maryland : 0.90%
Maryland State Health & Higher Education Washington Country Hospital Project (Hospital Revenue)	5.00	01/01/2019	125,000	130,931

Massachusetts : 0.78%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	100,000	112,812

Michigan : 7.25%
Comstock MI Public Schools CAB (Tax Revenue, AMBAC Insured) (z)	4.66	05/01/2014	200,000	189,516
Michigan Finance Authority Limited Obligation Public Academy - Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	100,000	95,507
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.50	11/01/2040	100,000	100,643

3

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	05/01/2013	$100,000	102,510
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	50,000	52,000
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) (z)	7.44	05/01/2016	50,000	42,213
Michigan Municipal Bond Authority School District City of Detroit (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2016	250,000	267,088
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	09/01/2021	185,000	200,562
				1,050,039

Missouri : 1.83%
St Louis MI Lambert International Airport Series A (Airport Revenue, AGM Insured)	5.00	07/01/2021	250,000	265,358

Nevada : 0.64%
Clark County NV School District Series B (Tax Revenue, AGM Insured)	5.00	06/15/2017	85,000	92,213

New Jersey : 0.74%
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	100,000	106,621

New York : 0.73%
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10/01/2035	50,000	50,277
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	50,000	55,518
				105,795

Oklahoma : 0.65%
Oklahoma HFA Single Homeownership Loan Program Series A (Housing Revenue, GNMA/FNMA Insured)	4.50	09/01/2024	90,000	94,658

Pennsylvania : 3.78%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue) ±	0.99	02/01/2037	450,000	347,090
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	100,000	100,000
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guarantee Insured) ±	5.25	12/01/2033	100,000	101,375
				548,465

Puerto Rico : 0.38%
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue)	6.38	08/01/2039	50,000	55,537

South Carolina : 2.54%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	100,000	104,788
Town of Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	240,000	263,376
				368,164

4

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
South Dakota : 1.73%
Education Loans Incorporated SD Student Loans (Education Revenue, Guaranteed Student Loans Insured)	5.45%	06/01/2020	$250,000	250,133

Tennessee : 2.18%
Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Airport Revenue)	5.20	07/01/2026	100,000	93,813
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	100,000	101,450
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	20,000	21,033
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	100,000	99,448
				315,744

Texas : 9.45%
Central Texas Regional Mobility Authority (Miscellaneous Revenue) (z)	6.52	01/01/2025	700,000	321,839
Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured) ± (m)(a)§(n)	0.47	07/01/2032	100,000	89,935
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	250,000	269,678
Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue) ±	5.75	05/01/2030	35,000	34,600
Texas Municipal Gas Acquisition & Supply Corporation I Series D (Energy Revenue)	6.25	12/15/2026	350,000	365,736
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±	0.93	09/15/2017	180,000	175,927
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50	06/30/2032	50,000	56,127
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50	06/30/2033	50,000	56,054
				1,369,896

Utah : 2.81%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11/15/2021	200,000	182,034
Utah State Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	07/15/2015	225,000	225,522
				407,556

Vermont : 0.69%
Burlington VT Airport Anticipation Notes (Airport Revenue)	6.50	12/15/2012	100,000	100,110

Virgin Islands : 1.75%
Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10/01/2025	200,000	201,152
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	50,000	51,863
				253,015

Wisconsin : 1.51%
Wisconsin State Oneida Tribe of Indians (Tax Revenue) 144A	5.50	02/01/2021	200,000	218,943

Total Municipal Bonds and Notes (Cost $13,476,110)				14,167,995

5

PORTFOLIO OF INVESTMENTS - September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name		Yield	Maturity Date	Principal	Value
Short-Term Investments: 5.08%

US Treasury Securities : 0.35%
US Treasury Bill #		0.02%	12/22/2011	50,000	$49,998

				Shares
Investment Companies : 4.73%
Wells Fargo Advantage National Tax-Free Money Market Fund Institutional Class (l)(u)		0.01		686,110	686,110

Total Short-Term Investments (Cost $736,110)					736,108

Total Investments in Securities (Cost $14,212,220)*	102.85%				14,904,103
Other Assets and Liabilities, Net	(2.85)				(412,603)

Total Net Assets	100.00%				$14,491,500

±	Variable rate investment.
(z)	Zero coupon security. Rate represents yield to maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
§	These securities are subject to a demand feature which reduces the effective maturity.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $14,212,220 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$732,666
Gross unrealized depreciation	(40,783)

Net unrealized appreciation	$691,883

6

WELLS FARGO ADVANTAGE COREBUILDER SHARES – SERIES M

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Corebuilder Shares – Series M Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$14,000,060	$167,935	$14,167,995

Short-term investments
U.S. Treasury securities	49,998	0	0	49,998
Investment companies	686,110	0	0	686,110

	$736,108	$14,000,060	$167,935	$14,904,103

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	($31,455)	$0	$0	($31,455)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of December 31, 2010	$89,572
Accrued discounts (premiums)	436
Realized gains (losses)	0
Change in unrealized gains (losses)	7,426
Purchases	75,000
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$167,935

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$7,426

Derivative transactions

During the nine months ended September 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At September 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	5 Short	30-Year U.S. Treasury Bonds	$713,125	$(31,455)

The Fund had an average notional amount of $271,446 in short futures contracts during the nine months ended September 30, 2011.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 23, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: November 23, 2011